UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-677-3863

Date of fiscal period end: October 31, 2009

Date of reporting period: April 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

2010 SEMIANNUAL REPORT

April 30, 2010

Stock Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   1

Holdings Summaries

Equity Income Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Chevron	2.9%
Exxon Mobil	2.8
General Electric	2.6
Microsoft	2.4
ConocoPhillips	2.4
Bank of America	2.4
Bristol-Myers Squibb	2.1
Intel	2.0
Emerson Electric	1.9
Johnson & Johnson	1.9

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	17.8%
Industrials	13.9
Information Technology	13.3
Energy	11.7
Consumer Discretionary	11.3
Healthcare	9.1
Consumer Staples	8.0
Telecommunication Services	5.9
Materials	4.0
Utilities	3.9
Short-Term Investment	0.7
Other Assets and Liabilities, Net[2]	0.4

100.0%

Global Infrastructure Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Enbridge	3.9%
Beijing Enterprises Holdings	3.5
Spectra Energy	3.4
Atlantia	2.7
American Tower, Class A	2.6
Vinci	2.6
National Grid – ADR	2.5
Abertis Infraestructuras	2.4
ComfortDelGro	2.2
Asciano Group	2.1

 Country Allocation as of April 30, 20101 (% of net assets)

United States	17.8%
Hong Kong	14.2
France	9.1
Australia	8.8
Singapore	7.6
Brazil	7.5
Canada	6.7
Spain	6.6
Italy	3.7
United Kingdom	3.2
Other	14.4
Other Assets and Liabilities, Net[2]	0.4

100.0%

International Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

U.S. Treasury Bill, 0.111%, 05/20/2010	3.6%
State Street Institutional Liquid Reserves Fund	3.6
Nestle	1.8
Roche Holding	1.7
Adidas	1.6
Novartis	1.4
FANUC	1.3
Nintendo	1.3
Canon	1.3
GlaxoSmithKline	1.2

 Country Allocation as of April 30, 20101 (% of net assets)

Japan	18.7%
United Kingdom	16.4
France	8.5
Germany	7.8
Switzerland	7.0
Canada	5.6
Hong Kong	2.9
United States	2.8
China	2.4
Australia	2.3
Other	18.0
Short-Term Investments	7.2
Other Assets and Liabilities, Net[2]	0.4

100.0%

[1]	Fund holdings and sector/country allocations are subject to change at any time and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure through direct investments and do not reflect the impact of holding derivative instruments, such as futures contracts. See footnote 2 below and the fund’s Schedule of Investments for derivatives held at April 30, 2010.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

International Select Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

State Street Institutional Liquid Reserves Fund	14.3%
U.S. Treasury Bill, 0.110%, 05/20/2010	3.0
Nestle	1.1
Roche Holding	1.0
Adidas	1.0
Vale – ADR	1.0
Nintendo	0.9
Novartis	0.8
GlaxoSmithKline	0.8
Canon	0.8

 Country Allocation as of April 30, 20101 (% of net assets)

Japan	11.9%
United Kingdom	9.6
France	5.7
Brazil	5.4
Germany	5.3
Switzerland	4.4
Canada	4.3
China	3.0
South Korea	2.9
United States	2.9
Other	26.9
Short-Term Investments	17.4
Other Assets and Liabilities, Net[2]	0.3

100.0%

Large Cap Growth Opportunities Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Apple	7.7%
Google, Class A	2.8
Visa, Class A	2.7
Hewlett-Packard	2.7
Priceline.com	2.6
Cisco Systems	2.6
Amazon.com	2.5
Cummins	1.8
Precision Castparts	1.7
Schlumberger	1.7

 Sector Allocation as of April 30, 20101 (% of net assets)

Information Technology	34.8%
Consumer Discretionary	22.3
Industrials	13.1
Healthcare	10.7
Financials	7.4
Energy	5.3
Consumer Staples	3.4
Materials	1.5
Telecommunication Services	1.0
Other Assets and Liabilities, Net[2]	0.5

100.0%

Large Cap Select Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Apple	4.1%
Bank of America	3.8
JPMorgan Chase	3.4
First American Prime Obligations Fund, Class Z	3.1
Microsoft	3.0
Cisco Systems	2.6
General Electric	2.5
Goldman Sachs Group	2.5
Hewlett-Packard	2.4
Occidental Petroleum	2.3

 Sector Allocation as of April 30, 20101 (% of net assets)

Information Technology	25.8%
Consumer Discretionary	21.1
Financials	18.9
Energy	9.5
Industrials	9.4
Healthcare	8.5
Consumer Staples	2.1
Materials	2.0
Utilities	1.1
Short-Term Investment	3.1
Other Assets and Liabilities, Net[2]	(1.5)

100.0%

[1]	Fund holdings and country/sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure through direct investments and do not reflect the impact of holding derivative instruments, such as futures contracts. See footnote 2 below and the fund’s Schedule of Investments for derivatives held at April 30, 2010.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   3

Holdings Summaries

Large Cap Value Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

General Electric	4.6%
JPMorgan Chase	3.7
Bank of America	3.6
Occidental Petroleum	2.7
Wells Fargo	2.6
AT&T	2.2
Citigroup	2.2
Walt Disney	2.1
DIRECTV, Class A	2.1
Fifth Third Bancorp	2.1

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	26.4%
Energy	17.2
Consumer Discretionary	13.5
Industrials	13.4
Information Technology	7.7
Healthcare	6.0
Utilities	4.1
Materials	3.8
Consumer Staples	3.7
Telecommunication Services	3.5
Short-Term Investment	0.3
Other Assets and Liabilities, Net[2]	0.4

100.0%

Mid Cap Growth Opportunities Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Priceline.com	2.3%
Precision Castparts	2.3
NetApp	2.1
Amphenol, Class A	1.9
Bed Bath & Beyond	1.9
F5 Networks	1.6
Coach	1.6
Dolby Laboratories, Class A	1.6
Marvell Technology Group	1.6
Altera	1.5

 Sector Allocation as of April 30, 20101 (% of net assets)

Consumer Discretionary	25.5%
Information Technology	23.8
Industrials	15.8
Healthcare	11.2
Financials	10.3
Energy	4.3
Materials	3.4
Consumer Staples	1.9
Telecommunication Services	1.4
Short-Term Investment	0.1
Other Assets and Liabilities, Net[2]	2.3

100.0%

Mid Cap Select Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Regions Financial	2.8%
Fifth Third Bancorp	2.6
WMS Industries	2.5
KeyCorp	2.4
Pioneer Natural Resources	2.3
Whiting Petroleum	2.3
Altera	2.2
F5 Networks	2.2
Unum Group	2.2
Intuitive Surgical	2.2

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	24.7%
Consumer Discretionary	21.2
Information Technology	17.4
Industrials	9.3
Healthcare	9.1
Energy	5.8
Materials	5.2
Utilities	3.3
Consumer Staples	3.1
Other Assets and Liabilities, Net[2]	0.9

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Mid Cap Value Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Fifth Third Bancorp	2.3%
Eaton	2.2
Albemarle	2.1
Ameriprise Financial	2.1
Newfield Exploration	1.9
Whiting Petroleum	1.9
Comerica	1.9
Discover Financial Services	1.9
Pioneer Natural Resources	1.8
SunTrust Banks	1.8

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	26.9%
Consumer Discretionary	20.0
Industrials	9.7
Energy	9.4
Materials	8.1
Information Technology	7.4
Consumer Staples	6.1
Utilities	5.9
Healthcare	4.3
Telecommunication Services	1.0
Short-Term Investment	1.1
Other Assets and Liabilities, Net[2]	0.1

100.0%

Quantitative Large Cap Core Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

First American Prime Obligations Fund, Class Z	13.7%
Exxon Mobil	3.1
Microsoft	2.1
IBM	1.8
Apple	1.8
Procter & Gamble	1.6
Chevron	1.6
Wal-Mart Stores	1.5
Bank of America	1.4
JPMorgan Chase	1.4

 Sector Allocation as of April 30, 20101 (% of net assets)

Information Technology	19.3%
Industrials	11.8
Financials	10.7
Consumer Discretionary	9.5
Energy	9.3
Consumer Staples	8.6
Materials	6.4
Healthcare	5.8
Utilities	2.6
Telecommunication Services	1.3
Short-Term Investments	14.9
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

Real Estate Securities Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Simon Property Group	9.9%
Public Storage	4.7
Boston Properties	4.4
Vornado Realty Trust	3.8
Host Hotels & Resorts	3.8
Equity Residential Properties Trust	3.3
Ventas	3.1
Camden Property Trust	3.0
Liberty Property Trust	2.7
Mid-America Apartment Communities	2.5

 Sector Allocation as of April 30, 20101 (% of net assets)

Office	19.5%
Apartments	13.9
Malls	13.1
Healthcare	10.7
Community Centers	10.4
Hotels	7.8
Industrials	7.1
Self Storage	6.3
Diversified	4.9
Student Housing	1.8
Infrastructure	1.7
Net Lease	1.2
Manufactured Homes	1.0
Real Estate Service Provider	0.0
Private Real Estate Company	0.0
Short-Term Investment	0.6

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure through direct investments and do not reflect the impact of holding derivative instruments, such as futures contracts. See footnote 2 below and the fund’s Schedule of Investments for derivatives held at April 30, 2010.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   5

Holdings Summaries

Small Cap Growth Opportunities Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

First American Prime Obligations Fund, Class Z	3.8%
Wolverine World Wide	2.3
Brocade Communications Systems	2.0
Thoratec	1.8
Neutral Tandem	1.8
CommScope	1.8
PMC-Sierra	1.7
Warnaco Group	1.7
SonicWALL	1.6
MICROS Systems	1.6

 Sector Allocation as of April 30, 20101 (% of net assets)

Information Technology	28.8%
Healthcare	23.4
Consumer Discretionary	16.8
Industrials	15.7
Energy	4.6
Financials	3.5
Telecommunication Services	3.1
Materials	0.9
Short-Term Investment	3.8
Other Assets and Liabilities, Net[2]	(0.6)

100.0%

Small Cap Select Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

First American Prime Obligations Fund, Class Z	2.3%
Umpqua Holdings	1.9
Progress Software	1.9
Delphi Financial Group, Class A	1.8
Thoratec	1.7
Polycom	1.6
Collective Brands	1.5
Coinstar	1.5
WMS Industries	1.4
Zoll Medical	1.4

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	19.7%
Information Technology	18.1
Consumer Discretionary	16.3
Industrials	15.5
Healthcare	13.2
Energy	5.9
Materials	4.6
Consumer Staples	1.6
Telecommunication Services	0.8
Utilities	0.7
Exchange-Traded Fund	0.7
Short-Term Investment	2.3
Other Assets and Liabilities, Net[2]	0.6

100.0%

Small Cap Value Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Atlas Air Worldwide Holdings	1.7%
Affiliated Managers Group	1.7
First Midwest Bancorp	1.6
Regal-Beloit	1.6
FirstMerit	1.6
Sterling Construction	1.5
GrafTech International	1.5
TTM Technologies	1.5
First American Prime Obligations Fund, Class Z	1.5
WSFS Financial	1.4

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	27.9%
Industrials	18.8
Consumer Discretionary	15.5
Information Technology	13.1
Energy	6.1
Materials	5.7
Healthcare	4.1
Utilities	3.5
Exchange-Traded Funds	2.5
Telecommunications Service	1.1
Consumer Staples	1.0
Short-Term Investment	1.5
Other Assets and Liabilities, Net[2]	(0.8)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

6   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Tactical Market Opportunities Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

First American Prime Obligations Fund, Class Z	26.4%
U.S. Treasury Bond, 4.500%, 08/15/2039	14.7
iShares Barclays 1-3 Year Credit Bond Fund	11.3
U.S. Treasury Bill, 0.099%, 05/20/2010	9.0
iShares iBoxx $ High Yield Corporate Bond Fund	7.5
U.S. Treasury Note, 3.375%, 11/15/2019	7.2
iShares JPMorgan USD Emerging Markets Bond Fund	5.0
iShares iBoxx $ Investment Grade Corporate Bond Fund	4.9
Market Vectors Poland	1.3
iShares MSCI Brazil Index Fund	1.0

 Sector Allocation as of April 30, 20101 (% of net assets)

Exchange-Traded Funds	32.4%
U.S. Government & Agency Securities	22.0
Short-Term Investments	35.4
Other Assets and Liabilities, Net[2]	10.2

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure through direct investments and do not reflect the impact of holding derivative instruments, such as futures contracts. See footnote 2 below and the fund’s Schedule of Investments for derivatives held at April 30, 2010.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   7

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Equity Income Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,171.30	$6.41

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.89	$5.96

Class B Actual[2]	$1,000.00	$1,166.40	$10.42

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

Class C Actual[2]	$1,000.00	$1,166.60	$10.42

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$9.69

Class R Actual[2]	$1,000.00	$1,169.20	$7.74

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class Y Actual[2]	$1,000.00	$1,173.10	$5.06

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.44%, and 0.94% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 17.13%, 16.64%, 16.66%, 16.92%, and 17.31% for Class A, Class B, Class C, Class R, and Class Y, respectively.

8   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

 Global Infrastructure Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,098.10	$6.50

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

Class C Actual[2]	$1,000.00	$1,094.90	$10.39

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

Class R Actual[2]	$1,000.00	$1,097.80	$7.80

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

Class Y Actual[2]	$1,000.00	$1,100.60	$5.21

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 1.50%, and 1.00% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 9.81%, 9.49%, 9.78%, and 10.06% for Class A, Class C, Class R, and Class Y, respectively.

 International Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,065.30	$7.63

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class B Actual[4]	$1,000.00	$1,062.00	$11.45

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class C Actual[4]	$1,000.00	$1,062.40	$11.45

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class R Actual[4]	$1,000.00	$1,064.50	$8.91

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70

Class Y Actual[4]	$1,000.00	$1,066.80	$6.35

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.49%, 2.24%, 2.24%, 1.74%, and 1.24% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 6.53%, 6.20%, 6.24%, 6.45%, and 6.68% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   9

Expense Examples

 International Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,075.20	$7.67

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class C Actual[2]	$1,000.00	$1,072.40	$11.51

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.69	$11.18

Class R Actual[2]	$1,000.00	$1,074.80	$8.95

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.17	$8.70

Class Y Actual[2]	$1,000.00	$1,077.00	$6.39

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.49%, 2.24%, 1.74%, and 1.24% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 7.52%, 7.24%, 7.48%, and 7.70% for Class A, Class C, Class R, and Class Y, respectively.

 Large Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,172.50	$6.52

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06

Class B Actual[4]	$1,000.00	$1,168.10	$10.54

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79

Class C Actual[4]	$1,000.00	$1,167.90	$10.54

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$9.79

Class R Actual[4]	$1,000.00	$1,171.00	$7.86

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.30

Class Y Actual[4]	$1,000.00	$1,173.80	$5.17

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.21%, 1.96%, 1.96%, 1.46%, and 0.96% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 17.25%, 16.81%, 16.79%, 17.10%, and 17.38% for Class A, Class B, Class C, Class R, and Class Y, respectively.

10   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

 Large Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,203.10	$7.21

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61

Class C Actual[2]	$1,000.00	$1,198.70	$11.28

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.53	$10.34

Class R Actual[2]	$1,000.00	$1,201.50	$8.57

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.85

Class Y Actual[2]	$1,000.00	$1,204.60	$5.85

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.36

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.32%, 2.07%, 1.57%, and 1.07% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 20.31%, 19.87%, 20.15%, and 20.46% for Class A, Class C, Class R, and Class Y, respectively.

 Large Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,137.50	$6.52

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Class B Actual[4]	$1,000.00	$1,132.90	$10.47

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class C Actual[4]	$1,000.00	$1,132.90	$10.47

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class R Actual[4]	$1,000.00	$1,135.90	$7.84

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40

Class Y Actual[4]	$1,000.00	$1,137.60	$5.19

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.23%, 1.98%, 1.98%, 1.48%, and 0.98% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 13.75%, 13.29%, 13.29%, 13.59%, and 13.76% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   11

Expense Examples

 Mid Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,200.10	$6.71

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Class B Actual[2]	$1,000.00	$1,195.40	$10.78

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class C Actual[2]	$1,000.00	$1,195.70	$10.78

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.98	$9.89

Class R Actual[2]	$1,000.00	$1,198.80	$8.07

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.46	$7.40

Class Y Actual[2]	$1,000.00	$1,201.70	$5.35

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.23%, 1.98%, 1.98%, 1.48%, and 0.98% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 20.01%, 19.54%, 19.57%, 19.88%, and 20.17% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Mid Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,221.60	$7.77

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.05

Class B Actual[4]	$1,000.00	$1,217.80	$11.88

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79

Class C Actual[4]	$1,000.00	$1,216.30	$11.87

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.08	$10.79

Class Y Actual[4]	$1,000.00	$1,222.60	$6.39

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.41%, 2.16%, 2.16%, and 1.16% for Class A, Class B, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 22.16%, 21.78%, 21.63%, and 22.26% for Class A, Class B, Class C, and Class Y, respectively.

12   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

 Mid Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,225.40	$6.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.26

Class B Actual[2]	$1,000.00	$1,221.20	$11.01

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

Class C Actual[2]	$1,000.00	$1,220.80	$11.01

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.88	$9.99

Class R Actual[2]	$1,000.00	$1,224.00	$8.27

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50

Class Y Actual[2]	$1,000.00	$1,226.50	$5.52

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.50%, and 1.00% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 22.54%, 22.12%, 22.08%, 22.40%, and 22.65% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Quantitative Large Cap Core Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,153.50	$3.68

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46

Class C Actual[4]	$1,000.00	$1,149.60	$7.67

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class Y Actual[4]	$1,000.00	$1,155.00	$2.40

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.69%, 1.44%, and 0.45% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 15.35%, 14.96%, and 15.50% for Class A, Class C, and Class Y, respectively.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   13

Expense Examples

 Real Estate Securities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,348.60	$7.22

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class B Actual[2]	$1,000.00	$1,343.40	$11.56

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class C Actual[2]	$1,000.00	$1,343.80	$11.56

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class R Actual[2]	$1,000.00	$1,347.60	$8.67

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class Y Actual[2]	$1,000.00	$1,350.40	$5.77

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.24%, 1.99%, 1.99%, 1.49%, and 0.99% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 34.86%, 34.34%, 34.38%, 34.76%, and 35.04% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small Cap Growth Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,319.60	$8.45

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Class B Actual[4]	$1,000.00	$1,315.10	$12.74

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08

Class C Actual[4]	$1,000.00	$1,314.70	$12.74

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,013.79	$11.08

Class R Actual[4]	$1,000.00	$1,317.50	$9.88

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.27	$8.60

Class Y Actual[4]	$1,000.00	$1,321.20	$7.02

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,018.74	$6.11

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.47%, 2.22%, 2.22%, 1.72%, and 1.22% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 31.96%, 31.51%, 31.47%, 31.75%, and 32.12% for Class A, Class B, Class C, Class R, and Class Y, respectively.

14   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

 Small Cap Select Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,246.60	$6.91

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class B Actual[2]	$1,000.00	$1,242.10	$11.06

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class C Actual[2]	$1,000.00	$1,240.50	$11.05

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class R Actual[2]	$1,000.00	$1,245.20	$8.29

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class Y Actual[2]	$1,000.00	$1,247.50	$5.52

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.24%, 1.99%, 1.99%, 1.49%, and 0.99% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 24.66%, 24.21%, 24.05%, 24.52%, and 24.75% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Small Cap Value Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,285.60	$7.59

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.71

Class C Actual[4]	$1,000.00	$1,281.80	$11.82

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.43	$10.44

Class R Actual[4]	$1,000.00	$1,284.30	$9.01

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$7.95

Class Y Actual[4]	$1,000.00	$1,288.80	$6.19

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.46

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.34%, 2.09%, 1.59%, and 1.09% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 28.56%, 28.18%, 28.43%, and 28.88% for Class A, Class C, Class R, and Class Y, respectively.

 Tactical Market Opportunities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[6] (12/30/09 to
	Value (12/30/09)[5]	Value (4/30/10)	4/30/10)

Class Y Actual[7]	$1,000.00	$1,013.00	$3.11

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,013.35	$3.11

[5]	Inception date of the fund was December 30, 2009.

[6]	Expenses are equal to the fund’s annualized expense ratio for the period December 30, 2009 through April 30, 2010 of 0.94% for Class Y, multiplied by the average account value over the period, multiplied by the number of days since inception/365 (to reflect the period since inception).

[7]	Because the inception date of the fund was December 30, 2009, the information is based on the actual returns for the period December 30, 2009 through April 30, 2010 of 1.30% for Class Y.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   15

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Equity Income Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 98.9%
Consumer Discretionary – 11.3%
Brunswick ▼	316,324	$6,611
D.R. Horton ▼	362,562	5,326
Darden Restaurants ▼	214,980	9,620
Foot Locker ▼	537,350	8,248
Hasbro	281,882	10,813
Home Depot ▼	366,137	12,907
McDonald’s ▼	190,927	13,478
Thomson Reuters ▼	156,343	5,609
Time Warner	119,858	3,965
Yum! Brands ▼	295,157	12,521

		89,098

Consumer Staples – 8.0%
Altria Group ▼	328,835	6,968
ConAgra Foods	239,485	5,860
Hormel Foods	182,345	7,432
Kraft Foods, Class A	378,535	11,205
Philip Morris International	194,939	9,568
Sysco ▼	334,855	10,561
Unilever NV ▼	358,714	10,855

		62,449

Energy – 11.7%
BP – ADR ▼	124,724	6,504
Chevron ▼	280,138	22,815
ConocoPhillips	319,220	18,895
Enbridge Energy Partners ▼	29,542	1,515
Exterran Partners ▼	296,886	7,511
Exxon Mobil	326,181	22,131
Total – ADR ▼	230,732	12,547

		91,918

Financials – 17.8%
Aflac	182,836	9,317
Annaly Capital Management – REIT	468,697	7,944
Astoria Financial ▼	541,900	8,746
Bank of America	1,037,517	18,499
Charles Schwab	191,192	3,688
DCT Industrial Trust – REIT	335,670	1,766
Fifth Third Bancorp ▼	449,720	6,705
Goldman Sachs Group ▼	56,195	8,160
JPMorgan Chase	347,854	14,812
KeyCorp ▼	510,586	4,605
Liberty Property Trust – REIT	117,008	3,956
Mid-America Apartment Communities – REIT	91,449	5,054
Old Republic International ▼	498,022	7,475
Prudential Financial ▼	124,618	7,921
Redwood Trust – REIT ▼	242,488	4,045
Regions Financial ▼	839,099	7,418
SunTrust Banks ▼	232,337	6,877
Ventas – REIT	83,760	3,956
Wells Fargo	259,305	8,585

		139,529

Healthcare – 9.1%
Abbott Laboratories	279,359	14,292
Bristol-Myers Squibb	661,437	16,729
Covidien	202,257	9,706
Johnson & Johnson ▼	232,510	14,950
McKesson	57,312	3,714
Pfizer	724,147	12,108

		71,499

Industrials – 13.9%
3M	161,946	14,360
Boeing	106,320	7,701
Emerson Electric ▼	289,665	15,129
General Dynamics	102,451	7,823
General Electric	1,099,012	20,727
Hubbell, Class B	97,918	4,550
IESI-BFC ▼	310,354	6,077
Lockheed Martin	97,648	8,289
Manpower	57,465	3,224
United Parcel Service, Class B	120,200	8,311
United Technologies	174,568	13,084

		109,275

Information Technology – 13.3%
Analog Devices	312,191	9,344
Applied Materials ▼	656,012	9,040
Automatic Data Processing	126,067	5,467
Intel	702,867	16,046
Maxim Integrated Products ▼	517,519	10,050
Microsoft	621,177	18,971
Molex, Class A	334,971	6,364
Oracle	319,398	8,253
Paychex	116,023	3,550
QUALCOMM	237,269	9,192
Texas Instruments	321,691	8,367

		104,644

Materials – 4.0%
E.I. Du Pont de Nemours	207,991	8,287
PPG Industries	116,854	8,223
Praxair ▼	88,734	7,433
Weyerhaeuser	153,501	7,601

		31,544

Telecommunication Services – 5.9%
AT&T ▼	443,236	11,551
CenturyTel ▼	272,880	9,308
Qwest Communications International	2,011,497	10,520
Verizon Communications	187,527	5,418
Windstream ▼	861,851	9,523

		46,320

Utilities – 3.9%
American Electric Power	94,897	3,255
CenterPoint Energy	371,249	5,331
PNM Resources ▼	664,861	9,035
Westar Energy ▼	543,783	12,883

		30,504

Total Common Stocks
(Cost $578,578)		776,780

Short-Term Investment – 0.7%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $5,442)	5,441,607	5,442

The accompanying notes are an integral part of the financial statements.

16   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Equity Income Fund (concluded)
DESCRIPTION	SHARES	FAIR VALUE >

Investment Purchased with Proceeds from Securities Lending – 24.0%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $188,079)	188,078,768	$188,079

Total Investments ▲ – 123.6%
(Cost $772,099)		970,301

Other Assets and Liabilities, Net – (23.6)%		(185,137)

Total Net Assets – 100.0%		$785,164

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $178,120 at April 30, 2010. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $772,099. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$204,707
Gross unrealized depreciation	(6,505)

Net unrealized appreciation	$198,202

ADR –	American Depositary Receipt

REIT –	Real Estate Investment Trust

Global Infrastructure Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 99.6%
Australia – 8.8%
APA Group	106,235	$354
Asciano Group ●	1,616,759	2,509
Australian Infrastructure Fund	358,488	651
DUET Group	251,949	411
Intoll Group	1,501,773	1,550
Macquarie Atlas Roads Group ●	265,353	240
MAp Group	479,632	1,375
SP AusNet	616,039	503
Spark Infrastructure Group	286,815	319
Transurban Group	516,920	2,433

		10,345

Belgium – 0.3%
Elia System Operator	9,309	354

Brazil – 7.5%
All America Latina Logistica	230,709	2,100
Companhia de Concessoes Rodoviarias	62,969	1,458
Companhia Energetica do Ceara-Coelce, Class A	30,424	458
Companhia de Gas de Sao Paulo, Class A	14,153	272
Companhia Paranaense de Energia-Copel – ADR	49,027	1,014
Companhia de Saneamento de Minas Gerais	17,948	260
Companhia de Transmissao de Energia Electrica Paulista	61,749	1,642
Energias do Brasil	28,651	550
LLX Logistica ●	126,245	599
Santos Brasil Participacoes	36,410	351

		8,704

Canada – 6.7%
ATCO, Class I	954	46
Boralex, Class A ●	36,524	342
Brookfield Renewable Power	37,753	766
Canadian Utilities, Class A	11,154	498
Enbridge	93,369	4,511
TransCanada	16,819	592
Viterra ●	133,178	1,127

		7,882

China – 2.5%
China Communication Services, Class H	1,533,118	770
Dalian Port, Class H	229,505	106
Guangshen Railway – ADR	44,864	869
Hainan Meilan International Airport, Class H	278,993	346
Zhejiang Expressway, Class H	906,977	846

		2,937

France – 9.1%
Aeroports de Paris	14,729	1,212
GDF Suez	57,108	2,031
Groupe Eurotunnel	54,357	496
Rubis	8,355	688
Seche Environnement	4,116	318
Societe des Autoroutes Paris-Rhin-Rhone ●	11,397	800
Suez Environnement	66,480	1,441
Veolia Environnement – ADR	21,201	661
Vinci	54,846	3,056

		10,703

Germany – 1.6%
Fraport	36,767	1,906

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   17

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Global Infrastructure Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Hong Kong – 14.2%
Beijing Capital International Airport, Class H ●	1,314,762	$791
Beijing Enterprises Holdings	627,777	4,045
Beijing Enterprises Water Group ●	920,220	363
China Everbright International	3,979,206	1,964
China Merchants Holdings International	639,765	2,222
China Resources Gas Group	257,653	382
China Water Affairs Group	1,570,440	629
COSCO Pacific	777,277	1,048
Guangdong Investment	1,550,927	804
Hopewell Holdings	289,846	845
Hutchison Whampoa	258,926	1,777
MTR	276,696	970
New Environmental Energy Holdings ●	1,794,764	435
NWS Holdings	223,088	390

		16,665

India – 0.8%
GAIL India – GDR	16,297	929

Italy – 3.7%
Ansaldo STS	31,043	568
Atlantia	150,253	3,198
Snam Rete Gas	92,205	438
Terna-Rete Elettrica Nationale	40,346	164

		4,368

Japan – 2.3%
Airport Facilities	58,507	297
East Japan Railway	5,512	369
Kamigumi	149,697	1,236
Park24	30,249	339
Tokyo Gas	92,849	395

		2,636

Luxembourg – 0.7%
SES	34,800	798

Mexico – 0.9%
Grupo Aeroportuario del Pacifico – ADR	23,351	827
Grupo Aeroportuario del Sureste – ADR	4,412	244

		1,071

Netherlands – 0.4%
Koninklijke Vopak	6,024	494

New Zealand – 1.7%
Auckland International Airport	219,873	320
Infratil	151,880	189
Port of Tauranga	249,813	1,269
Vector	148,861	232

		2,010

Norway – 0.4%
Hafslund, Class B	34,847	414

Portugal – 1.5%
Brisa Auto-Estradas de Portugal	115,272	817
Redes Energeticas Nacionais	251,375	903

		1,720

Singapore – 7.6%
CitySpring Infrastructure Trust	706,392	310
ComfortDelGro	2,213,669	2,515
Hyflux	993,201	2,493
Hyflux Water Trust	255,968	128
Parkway Life – REIT	300,883	291
Singapore Airport Terminal Services	256,640	522
Singapore Post	285,521	226
Singapore Telecommunications	726,540	1,603
SMRT	491,076	815

		8,903

South Korea – 0.9%
Korea Electric Power – ADR ●	71,931	1,082

Spain – 6.6%
Abertis Infraestructuras	161,244	2,808
Acciona	9,446	936
Enagas	85,012	1,705
Ferrovial	35,944	317
Gas Natural	76,099	1,299
Red Electrica	12,763	605

		7,670

Switzerland – 0.4%
BKW FMB Energie	7,476	498

United Kingdom – 3.2%
Balfour Beatty	120,595	510
National Grid – ADR	59,486	2,886
United Utilities Group	35,015	287

		3,683

United States – 17.8%
American Tower, Class A ●	75,266	3,072
American Water Works	91,099	1,984
CenterPoint Energy	13,942	200
Chesapeake Utilities	8,630	260
Connecticut Water Service	15,193	360
Covanta Holding ●	4,823	84
Crown Castle International ●	12,224	463
El Paso	101,357	1,227
Enbridge Energy Management	9,999	514
ICF International ●	30,501	706
ITC Holdings	31,494	1,758
Kinder Morgan Management	24,712	1,453
Northeast Utilities	7,106	198
Sempra Energy	48,969	2,408
Southern Union	23,127	604
Spectra Energy	169,259	3,951
Standard Parking ●	63,786	1,077
Waste Connections ●	9,055	324
Waste Management	7,337	255

		20,898

Total Common Stocks
(Cost $113,303)		116,670

Total Investments ▲ – 99.6%
(Cost $113,303)		116,670

Other Assets and Liabilities, Net – 0.4%		483

Total Net Assets – 100.0%		$117,153

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

18   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Global Infrastructure Fund (concluded)

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $113,303. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,531
Gross unrealized depreciation	(3,164)

Net unrealized appreciation	$3,367

ADR –	American Depositary Receipt

GDR –	Global Depositary Receipt

REIT –	Real Estate Investment Trust

At April 30, 2010, sector diversification of the fund was as follows:

	% of
Common Stocks	Net Assets	Fair Value

Industrials*	45.6%	$53,382
Utilities*	31.7	37,162
Energy	11.4	13,350
Telecommunication Services	5.0	5,908
Consumer Discretionary	2.8	3,333
Financials	1.7	1,877
Consumer Staples	1.0	1,127
Healthcare	0.2	291
Transportation	0.2	240

Total Common Stocks	99.6	116,670

Other Assets and Liabilities, Net	0.4	483

Net Assets	100.0%	$117,153

*	The fund is significantly invested in these sectors and therefore subject to additional risks. See note 6 in Notes to Financial Statements.
Global Infrastructure Fund (concluded)

International Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 92.0%
Australia – 2.3%
APA Group	45,564	$152
Asciano Group ●	644,539	1,000
Australian Infrastructure Fund	145,963	265
CSL	140,403	4,196
DUET Group	111,129	181
Intoll Group	639,760	660
Macquarie Atlas Roads Group ●	102,657	93
Macquarie Group	75,389	3,438
MAp Group	190,805	547
National Australia Bank	68,073	1,739
Newcrest Mining	94,440	2,851
SP AusNet	238,251	194
Spark Infrastructure Group	108,036	120
Transurban Group	210,781	992

		16,428

Belgium – 0.7%
Anheuser-Busch InBev	99,126	4,809
Elia System Operator	3,837	146

		4,955

Brazil – 1.6%
All America Latina Logistica	92,358	840
Companhia de Concessoes Rodoviarias	25,272	585
Companhia Energetica do Ceara-Coele, Class A	11,856	178
Companhia de Gas de Sao Paulo, Class A	6,494	125
Companhia Paranaense de Energia-Copel – ADR	19,524	404
Companhia de Saneamento de Minas Gerais	6,467	94
Companhia de Transmissao de Energia Electrica Paulista	24,174	643
Energias do Brasil	12,034	231
Itau Unibanco Holding – ADR	113,772	2,467
LLX Logistica ●	52,496	249
Petroleo Brasileiro – ADR	45,223	1,919
Santos Brasil Participacoes	16,792	162
Vale – ADR	95,947	2,939

		10,836

Canada – 5.6%
Agrium	78,870	4,922
ATCO, Class I	368	18
Boralex, Class A ●	14,106	132
Brookfield Renewable Power	15,085	306
Cameco	147,866	3,639
Canadian Utilities, Class A	4,402	197
Cenovus Energy	129,919	3,820
Enbridge	37,863	1,829
EnCana	129,449	4,282
Inmet Mining	22,890	1,188
Manulife Financial	182,381	3,281
Pan American Silver	70,500	1,867
Shoppers Drug Mart	77,475	2,678
Suncor Energy	117,862	4,027
TMX Group	105,990	3,030
TransCanada	6,688	235
Viterra ●	53,915	457
Yamana Gold	400,794	4,357

		40,265

Chile – 0.3%
Sociedad Quimica y Minera de Chile – ADR	57,263	2,061

China – 2.4%
Agile Property Holdings	2,066,000	2,394
China Communication Services, Class H	603,964	303

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   19

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

International Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

China Communications Construction	1,848,000	$1,742
China Merchants Bank	831,350	2,038
Dalian Port, Class H	108,176	50
Guangshen Railway – ADR	17,999	349
Hainan Meilan International Airport, Class H	101,154	126
Industrial & Commercial Bank of China, Class H	3,030,000	2,208
New Oriental Education & Technology Group – ADR ●	35,482	3,320
PetroChina, Class H	1,798,000	2,070
Tencent Holdings	108,300	2,240
Zhejiang Expressway, Class H	355,642	332

		17,172

Denmark – 1.5%
Novo Nordisk, Class B	60,739	4,998
Vestas Wind Systems ●	94,027	5,737

		10,735

Finland – 0.8%
Nokia Oyj	473,127	5,784

France – 8.5%
Aeroports de Paris	5,759	474
AXA	219,028	4,353
BNP Paribas	114,573	7,869
Carrefour	137,472	6,738
Electricite de France	111,688	5,986
GDF Suez	22,792	810
Groupe Eurotunnel	21,119	193
Iliad	59,308	5,930
L’oreal	45,013	4,678
Rubis	3,263	269
Sanofi-Aventis	105,724	7,212
Seche Environnement	1,638	126
Societe des Autoroutes Paris-Rhin-Rhone ●	4,455	313
Suez Environnement	26,655	578
Total	118,604	6,453
Total – ADR	62,358	3,391
Ubisoft Entertainment ●	344,026	4,389
Veolia Environnement – ADR	8,200	256
Vinci	21,756	1,212

		61,230

Germany – 7.8%
Adidas	193,595	11,408
Aixtron	56,456	1,790
Allianz	55,323	6,342
BASF	33,500	1,948
Deutsche Boerse	50,245	3,901
Fraport	14,843	770
Henkel KGAA	81,190	4,353
Metro	33,010	1,984
SAP	104,338	5,034
SAP – ADR	35,664	1,692
Siemens	56,050	5,528
Symrise	241,950	6,155
Wacker Chemie	36,745	5,367

		56,272

Hong Kong – 2.9%
Beijing Capital International Airport, Class H ●	523,259	315
Beijing Enterprises Holdings	252,571	1,627
Beijing Enterprises Water Group ●	352,530	139
Cheung Kong Holdings	321,052	3,959
China Everbright International	1,575,756	778
China Merchants Holdings International	257,510	894
China Resources Gas Group	105,909	157
China Water Affairs Group	608,318	244
COSCO Pacific	304,561	411
Esprit Holdings	719,403	5,153
Guangdong Investment	604,497	313
Hopewell Holdings	113,286	330
Hutchison Whampoa	103,273	709
Li & Fung	998,000	4,811
MTR	109,075	382
New Environmental Energy Holdings ●	778,570	189
NWS Holdings	85,379	149

		20,560

India – 0.4%
GAIL India – GDR	6,441	367
HDFC Bank – ADR	18,131	2,704

		3,071

Ireland – 1.3%
Covidien	143,760	6,899
Experian Group	244,773	2,263

		9,162

Israel – 0.4%
Teva Pharmaceutical Industries – ADR	52,983	3,112

Italy – 1.6%
Ansaldo STS	94,272	1,726
Atlantia	59,826	1,273
Eni	192,281	4,298
Saipem	104,862	3,916
Snam Rete Gas	38,814	184
Terna-Rete Elettrica Nationale	15,574	63

		11,460

Japan – 18.7%
Airport Facilities	21,989	112
Canon	197,217	9,021
East Japan Railway	2,108	141
FANUC	77,854	9,193
Fast Retailing	26,600	4,031
Jupiter Telecommunications	876	887
Kamigumi	61,135	505
Keyence	16,113	3,850
Kose	175,218	4,080
Mitsubishi	156,478	3,707
Mitsubishi UFJ Financial Group	704,712	3,672
Mitsui	244,395	3,673
Mitsui Sumitomo Insurance Group	144,893	4,165
NGK Insulators	226,000	4,454
Nintendo	27,193	9,135
NKSJ Holdings ●	821,250	5,963
Nomura Holdings	665,050	4,597
Nomura Research Institute	218,211	5,567
Park24	11,281	126
SECOM	78,470	3,407
Seven & I Holdings	296,098	7,572
Shin-Etsu Chemical	65,800	3,793
SMC	20,472	2,934
Sony Financial Holdings	1,968	7,097
Sugi Holdings	181,256	4,078
Sumitomo Metal Mining	335,867	4,969
Sumitomo Trust & Banking	472,512	2,857
Suzuki Motor	242,026	5,087
The Bank of Yokohama	692,947	3,603
Tokyo Gas	35,250	150

The accompanying notes are an integral part of the financial statements.

20   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

International Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Toyota Motor	124,200	$4,799
Yamada Denki	93,800	7,335

		134,560

Luxembourg – 0.8%
Millicom International Cellular	61,520	5,431
SES	13,583	311

		5,742

Malaysia – 0.2%
Sime Darby Berhad	638,492	1,749

Mexico – 0.4%
Grupo Aeroportuario del Pacifico – ADR	9,307	329
Grupo Aeroportuario del Sureste – ADR	1,676	93
Wal-Mart de Mexico – ADR	112,160	2,604

		3,026

Netherlands – 1.0%
Heineken	143,119	6,674
Koninklijke Vopak	2,600	213

		6,887

New Zealand – 0.1%
Auckland International Airport	108,275	157
Infratil	58,753	73
Port of Tauranga	98,544	501
Vector	69,751	109

		840

Norway – 0.6%
Hafslund, Class B	13,015	154
Statoil	185,937	4,496

		4,650

Portugal – 0.5%
Brisa Auto-Estradas de Portugal	45,234	320
Energias de Portugal	730,934	2,616
Redes Energeticas Nacionais	98,513	354

		3,290

Russia – 0.3%
Gazprom – ADR	95,769	2,224

Singapore – 1.1%
CitySpring Infrastructure Trust	284,561	125
ComfortDelGro	900,951	1,024
DBS Group Holdings	415,706	4,577
Hyflux	398,676	1,001
Hyflux Water Trust	127,531	64
Parkway Life – REIT	119,888	116
Singapore Airport Terminal Services	101,434	207
Singapore Post	144,561	114
Singapore Telecommunications	290,685	641
SMRT	194,075	322

		8,191

South Africa – 0.3%
MTN Group	157,910	2,323

South Korea – 0.8%
Korea Electric Power – ADR ●	28,456	428
Samsung Electronics	2,372	1,803
Samsung Electronics – GDR	8,396	3,216

		5,447

Spain – 1.5%
Abertis Infraestructuras	63,733	1,110
Acciona	3,786	375
Banco Santander	367,239	4,670
Enagas	33,892	680
Ferrovial	14,599	129
Gas Natural	30,545	521
Red Electrica	5,010	237
Telefonica	140,174	3,173

		10,895

Sweden – 1.4%
Atlas Copco, Class A	303,225	4,877
Ericsson	468,169	5,403

		10,280

Switzerland – 7.0%
ABB ●	183,792	3,525
BKW FMB Energie	2,894	193
Credit Suisse Group	83,586	3,836
Foster Wheeler ●	175,813	5,271
Logitech International ●	193,563	3,171
Nestle	258,941	12,670
Novartis	190,804	9,728
Roche Holding	76,838	12,132

		50,526

Thailand – 0.4%
Bangkok Bank	695,381	2,548

United Kingdom – 16.4%
Anglo American ●	86,041	3,655
Antofagasta	89,264	1,353
ARM Holdings	1,909,966	7,367
Autonomy ●	300,007	8,230
BAE Systems	331,357	1,737
Balfour Beatty	46,614	197
BG Group	204,696	3,460
BHP Billiton	194,558	5,940
BP – ADR	131,526	6,859
British Sky Broadcasting Group	583,633	5,463
Diageo	420,506	7,172
GlaxoSmithKline	455,270	8,450
ICAP	605,120	3,491
National Grid – ADR	24,073	1,168
Prudential	579,006	5,083
Reed Elsevier	702,365	5,499
Rio Tinto PLC	88,135	4,557
Scottish & Southern Energy	193,787	3,214
Smith & Nephew	477,763	4,953
Standard Chartered	277,942	7,414
Tesco	839,398	5,568
United Utilities Group	14,811	121
Vedanta Resources	195,184	7,461
Vodafone Group – ADR	258,616	5,741
WPP	308,851	3,275

		117,428

United States – 2.4%
American Tower, Class A ●	30,037	1,226
American Water Works	36,268	790
Bunge	74,470	3,943
CenterPoint Energy	5,381	77
Chesapeake Utilities	3,554	107
Connecticut Water Service	5,811	138
Covanta Holding ●	1,768	31
Crown Castle International ●	4,698	178
El Paso	40,662	492
Enbridge Energy Management	4,272	220
ICF International ●	13,501	313
ITC Holdings	12,745	711

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   21

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

International Fund (continued)
DESCRIPTION	SHARES/PAR	FAIR VALUE >

Kinder Morgan Management	10,042	$590
Northeast Utilities	2,622	73
Philip Morris International	102,331	5,022
Sempra Energy	19,823	975
Southern Union	9,498	248
Spectra Energy	68,572	1,600
Standard Parking ●	25,332	428
Waste Connections ●	3,376	121
Waste Management	2,776	96

		17,379

Total Common Stocks
(Cost $542,664)		661,088

Exchange-Traded Fund – 0.4%
United States – 0.4%
iShares MSCI Israel Capped Investable Market Index Fund
(Cost $2,943)	52,000	2,861

Short-Term Investments – 7.2%
Money Market Fund – 3.6%
State Street Institutional Liquid Reserves Fund
0.160% Ω	25,535,577	25,536

U.S. Treasury Obligations – 3.6%
U.S. Treasury Bills
0.111%, 05/20/2010 ☐	$25,600	25,599
0.222%, 10/21/2010 ☐	500	499

		26,098

Total Short-Term Investments
(Cost $51,634)		51,634

Total Investments ▲ – 99.6%
(Cost $597,241)		715,583

Other Assets and Liabilities, Net – 0.4%		3,249

Total Net Assets – 100.0%		$718,832

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $597,241. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$159,558
Gross unrealized depreciation	(41,216)

Net unrealized appreciation	$118,342

ADR –	American Depositary Receipt

GDR –	Global Depositary Receipt

REIT –	Real Estate Investment Trust
International Fund (concluded)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Amsterdam Index Futures	May 2010	80	$7,320	$7
CAC 40 10 Euro Index Futures	June 2010	396	19,572	(565)
DAX Index Futures	June 2010	61	12,448	360
Euro Currency Futures	June 2010	(154)	(25,618)	(130)
FTSE 100 Index Futures	June 2010	261	21,994	(369)
FTSE/JSE Top 40 Index Futures	June 2010	148	5,158	4
Hang Seng Index Futures	May 2010	(208)	(27,971)	(327)
IBEX 35 Index Futures	May 2010	(174)	(23,934)	2,366
Japanese Yen Currency Futures	June 2010	(106)	(14,113)	624
Mexican Bolsa Index Futures	June 2010	(399)	(10,579)	73
MSCI Taiwan Stock Index Futures	May 2010	253	7,223	(39)
Nikkei 225 Index Futures	June 2010	797	43,855	1,217
OMXS30 Index Futures	May 2010	1,024	14,851	258
Russell 2000 Mini Index Futures	June 2010	(253)	(18,102)	(1,098)
S&P 500 Futures	June 2010	(38)	(11,242)	5
S&P TSE 60 Futures	June 2010	(86)	(12,093)	(185)
SGX MSCI Singapore Index Futures	May 2010	149	7,625	41
SPI 200 Futures	June 2010	300	33,443	(64)
Swiss Market Index Futures	June 2010	372	22,777	(596)
TOPIX Index Futures	June 2010	35	3,663	(8)

				$1,574

At April 30, 2010, sector diversification of the fund was as follows:

	% of
Common Stocks	Net Assets	Fair Value

Financials	15.9%	$114,034
Consumer Staples	11.8	85,080
Industrials	11.5	82,720
Information Technology	10.8	77,692
Consumer Discretionary	9.6	68,563
Healthcare	8.6	61,796
Energy	8.4	60,265
Materials	8.2	59,228
Utilities	3.7	26,671
Telecommunication Services	3.5	24,946
Transportation	—	93

Total Common Stocks	92.0	661,088

Total Exchange-Traded Fund	0.4	2,861

Total Short-Term Investments	7.2	51,634

Total Investments	99.6	715,583

Other Assets and Liabilities, Net	0.4	3,249

Net Assets	100.0%	$718,832

The accompanying notes are an integral part of the financial statements.

22   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

International Select Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 81.1%
Australia – 2.7%
APA Group	34,437	$115
Asciano Group ●	494,538	768
Australian Infrastructure Fund	111,495	202
BHP Billiton	116,019	4,241
CSL	119,481	3,570
DUET Group	84,646	138
Intoll Group	490,824	507
Macquarie Atlas Roads Group ●	77,085	70
Macquarie Group	61,558	2,807
MAp Group	146,390	420
National Australia Bank	53,467	1,366
Newcrest Mining	74,309	2,243
Rio Tinto	74,239	4,851
SP AusNet	182,794	149
Spark Infrastructure Group	82,865	92
Transurban Group	160,754	757

		22,296

Belgium – 0.4%
Anheuser-Busch InBev	63,224	3,067
Elia System Operator	2,940	112

		3,179

Brazil – 5.4%
All America Latina Logistica	70,859	645
Banco do Brasil	280,800	4,845
Cielo	471,900	4,583
AES Tiete	7,614	85
Companhia de Concessoes Rodoviarias	67,187	1,555
Companhia Energetica do Ceara-Coele, Class A	9,097	137
Companhia Energetica de Minas Gerais – ADR	92,290	1,490
Companhia de Gas de Sao Paulo, Class A	4,983	96
Companhia Paranaense de Energia-Copel – ADR	14,980	310
Companhia de Saneamento de Minas Gerais	4,962	72
Companhia Siderurgica Nacional – ADR	57,800	1,078
Companhia de Transmissao de Energia Electrica Paulista	18,547	493
Eletropaulo Metropolitana, Class B	37,700	833
Energias do Brasil	9,233	177
Fertilizantes Fosfatados ●	32,200	301
LLX Logistica ●	40,275	191
Itau Unibanco Holding – ADR	179,499	3,891
Natura Cosmeticos	78,800	1,673
Petroleo Brasileiro – ADR	68,297	2,898
Ultrapar Participacoes	2,900	137
Usinas Siderurgicas de Minas Gerais, Class A	120,000	3,874
Redecard	265,530	4,384
Santos Brasil Participacoes	12,887	124
Souza Cruz	67,499	2,602
Vale – ADR	265,617	8,136

		44,610

Canada – 4.3%
Agrium	61,690	3,850
ATCO, Class I	283	14
Boralex, Class A ●	10,823	101
Brookfield Renewable Power Fund	11,573	235
Cameco	144,105	3,546
Canadian Utilities, Class A	3,377	151
Cenovus Energy	102,087	3,002
Enbridge	29,046	1,403
EnCana	101,267	3,350
First Quantum Minerals	22,500	1,726
Inmet Mining	16,354	849
Inmet Mining	1,630	85
Manulife Financial	203,305	3,657
Pan American Silver	55,100	1,459
Shoppers Drug Mart	62,732	2,168
Suncor Energy	96,632	3,302
TMX Group	82,900	2,370
TransCanada	5,131	181
Viterra ●	41,364	350
Yamana Gold	313,639	3,409

		35,208

Chile – 0.3%
Sociedad Quimica y Minera de Chile – ADR	65,891	2,372

China – 3.0%
Agile Property Holdings	3,112,000	3,605
China Communication Services, Class H	463,376	233
China Communications Construction	2,592,000	2,444
China Construction Bank, Class H	1,231,000	1,000
China Merchants Bank	1,006,900	2,468
Dalian Port, Class H	83,017	38
Guangshen Railway – ADR	13,810	268
Hainan Meilan International Airport, Class H	77,632	96
Industrial & Commercial Bank of China, Class H	3,389,000	2,470
NetEase.com – ADR ●	54,000	1,883
New Oriental Education & Technology Group – ADR ●	39,959	3,739
PetroChina, Class H	2,018,000	2,324
Tencent Holdings	158,600	3,280
Zhejiang Expressway, Class H	272,875	255

		24,103

Denmark – 0.8%
Novo Nordisk, Class B	36,676	3,018
Vestas Wind Systems ●	64,341	3,926

		6,944

Egypt – 0.7%
Commercial International Bank	121,446	1,627
Eastern Tobacco	31,506	717
Mobinil	22,297	784
Orascom Construction Industries	49,720	2,418

		5,546

Finland – 0.6%
Nokia Oyj	370,059	4,524

France – 5.7%
Aeroports de Paris	4,418	364
AXA	164,825	3,275
BNP Paribas	82,705	5,681
Carrefour	108,034	5,295
CFAO ●	26,269	910
Electricite de France	81,200	4,352
GDF Suez	17,489	622
Groupe Eurotunnel	16,203	148
Iliad	37,713	3,771
L’oreal	35,379	3,677
Rubis	2,504	206
Sanofi-Aventis	82,679	5,640
Seche Environnement	1,256	97
Societe des Autoroutes Paris-Rhin-Rhone ●	3,416	240
Suez Environnment	20,450	443
Total	93,233	5,073
Total – ADR	41,768	2,271
Ubisoft Entertainment ●	269,088	3,433

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   23

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Veolia Environnement – ADR	6,292	$196
Vinci	16,692	930

		46,624

Germany – 5.3%
Adidas	143,925	8,481
Aixtron	37,293	1,182
Allianz	43,524	4,990
BASF	26,321	1,530
Deutsche Boerse	39,995	3,105
Fraport	11,388	590
Henkel KGAA	63,816	3,421
Metro	25,945	1,560
SAP	82,053	3,959
SAP – ADR	26,951	1,279
Siemens	44,055	4,345
Symrise	190,136	4,837
Wacker Chemie	26,374	3,852

		43,131

Hong Kong – 2.1%
Beijing Capital International Airport, Class H ●	401,456	241
Beijing Enterprises Holdings	193,780	1,248
Beijing Enterprises Water Group ●	270,472	107
Cheung Kong Holdings	251,182	3,098
China Everbright International	1,208,963	597
China Merchants Holdings International	197,569	686
China Resources Gas Group	81,256	121
China Water Affairs Group	466,729	187
COSCO Pacific	233,669	315
Esprit Holdings	577,246	4,135
Guangdong Investment	463,790	240
Hopewell Holdings	86,912	253
Hutchison Whampoa	79,235	544
Li & Fung	838,000	4,040
MTR	83,687	293
New Environmental Energy Holdings ●	597,340	145
NWS Holdings	65,506	115
Shougang Concord International Enterprises	3,954,000	714

		17,079

India – 1.4%
Bank of India	148,268	1,260
GAIL India – GDR	4,942	282
HDFC Bank – ADR	29,661	4,423
Infosys Technologies – ADR	16,800	1,006
Jindal Steel & Power	68,676	1,143
Punjab National Bank	145,381	3,377

		11,491

Indonesia – 0.9%
Bank Mandiri	1,747,700	1,107
Indofood Sukses Makmur	636,900	272
Semen Gresik Persero	1,360,400	1,225
Tambang Batubara Bukit Asam	523,700	1,066
Telekomunikasi Indonesia – ADR	65,300	2,267
United Tractors	620,166	1,325

		7,262

Ireland – 0.9%
Covidien	113,180	5,432
Experian Group	191,413	1,770

		7,202

Israel – 0.7%
Cellcom Israel	7,600	230
Israel Chemicals	166,774	1,996
Teva Pharmaceutical Industries – ADR	53,034	3,115

		5,341

Italy – 1.1%
Ansaldo STS	73,870	1,353
Atlantia	45,899	977
Eni	151,085	3,377
Saipem	78,447	2,929
Snam Rete Gas	29,791	141
Terna-Rete Elettrica Nationale	11,948	48

		8,825

Japan – 11.9%
Airport Facilities	16,871	86
Canon	141,418	6,469
East Japan Railway	1,617	108
FANUC	47,375	5,594
Fast Retailing	18,900	2,864
Jupiter Telecommunications	451	456
Kamigumi	46,904	387
Keyence	12,629	3,018
Kose	127,793	2,976
Mitsubishi	122,405	2,900
Mitsubishi UFJ Financial Group	553,748	2,886
Mitsui	191,240	2,874
Mitsui Sumitomo Insurance Group	115,174	3,310
NGK Insulators	154,000	3,035
Nintendo	21,331	7,166
NKSJ Holdings ●	599,460	4,352
Nomura Holdings	522,601	3,612
Nomura Research Institute	171,430	4,374
Park24	8,655	97
SECOM	61,603	2,675
Seven & I Holdings	231,683	5,924
Shin-Etsu Chemical	47,500	2,738
SMC	16,043	2,299
Sony Financial Holdings	1,060	3,823
Sugi Holdings	142,343	3,202
Sumitomo Metal Mining	263,559	3,899
Sumitomo Trust & Banking	344,566	2,084
Suzuki Motor	189,240	3,978
The Bank of Yokohama	544,087	2,829
Tokyo Gas	27,046	115
Toyota Motor	78,600	3,037
Yamada Denki	43,800	3,425

		96,592

Luxembourg – 0.7%
Millicom International Cellular	50,289	4,439
Oriflame Cosmetics – SDR	17,093	969
SES	10,422	239

		5,647

Malaysia – 0.3%
British American Tobacco	61,800	851
Sime Darby Berhad	499,166	1,367

		2,218

Mexico – 1.5%
America Movil, Series L – ADR	43,200	2,224
Desarrolladora Homex – ADR ●	33,000	955
Fomento Economico Mexicano – ADR	37,340	1,767
Grupo Aeroportuario del Pacifico – ADR	7,140	253
Grupo Aeroportuario del Sureste – ADR	1,285	71
Grupo Mexico, Series B	494,250	1,299
Grupo Televisa – ADR	84,000	1,745

The accompanying notes are an integral part of the financial statements.

24   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

International Select Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Kimberly-Clark de Mexico, Series A	168,300	$976
Wal-Mart de Mexico – ADR	122,544	2,845

		12,135

Netherlands – 0.7%
Heineken	111,953	5,220
Koninklijke Vopak	1,995	164

		5,384

New Zealand – 0.1%
Auckland International Airport	83,036	121
Infratil	45,394	57
Port of Tauranga	75,562	384
Vector	51,574	80

		642

Norway – 0.4%
Hafslund, Class B	9,986	118
Statoil	146,108	3,533

		3,651

Pakistan – 0.2%
Oil & Gas Development	327,400	522
Pakistan Petroleum	391,332	918

		1,440

Philippines – 0.4%
Philippine Long Distance Telephone – ADR	51,400	2,891

Portugal – 0.3%
Brisa Auto-Estradas de Portugal	34,704	246
Energias de Portugal	574,381	2,056
Redes Energeticas Nacionais	75,581	271

		2,573

Russia – 1.4%
Gazprom – ADR	114,448	2,657
LUKOIL – ADR	60,650	3,412
Magnit – GDR ● ⊡	54,471	1,024
Mobile TeleSystems – ADR	37,100	2,050
TNK-BP Holding	499,041	1,079
Uralkali – GDR, Class S ●	61,704	1,314

		11,536

Singapore – 0.8%
CitySpring Infrastructure Trust	218,211	96
ComfortDelGro	690,976	785
DBS Group Holdings	326,016	3,590
Hyflux	305,875	768
Hyflux Water Trust	95,339	48
Parkway Life – REIT	91,998	89
Singapore Airport Terminal Services	77,824	158
Singapore Post	113,024	89
Singapore Telecommunications	223,052	492
SMRT	148,899	247

		6,362

South Africa – 2.7%
Kumba Iron Ore	50,473	2,382
Massmart Holdings	70,409	1,043
MTN Group	164,313	2,417
Murray & Roberts Holdings	313,767	1,741
Nedbank Group	161,028	2,900
Pretoria Portland Cement	323,092	1,443
Sanlam	987,607	3,227
Shoprite Holdings	99,342	1,055
Standard Bank Group	176,305	2,716
Tiger Brands	78,691	2,004
Truworths International	161,479	1,156

		22,084

South Korea – 2.9%
Hite Brewery	7,418	873
Hyundai Mobis	8,099	1,344
Korea Electric Power – ADR ●	21,831	328
Korea Life Insurance ●	136,967	1,136
KT&G	45,460	2,291
NHN ●	15,840	2,641
Samsung Electronics	1,863	1,417
Samsung Electronics – GDR	15,325	5,869
Samsung Electronics – GDR	5,650	2,158
Shinhan Financial Group – ADR	46,548	3,963
Woongjin Coway	59,519	1,960

		23,980

Spain – 0.9%
Abertis Infraestructuras	48,897	851
Acciona	2,905	288
Banco Santander	195,484	2,486
Enagas	26,003	521
Ferrovial	11,201	99
Gas Natural	23,436	400
Red Electrica	3,844	182
Telefonica	109,863	2,487

		7,314

Sweden – 0.9%
Atlas Copco, Class A	202,266	3,253
Ericsson	367,883	4,246

		7,499

Switzerland – 4.4%
ABB ●	128,743	2,470
BKW FMB Energie	2,220	148
Credit Suisse Group	57,441	2,636
Foster Wheeler ●	137,532	4,123
Logitech International ●	183,006	2,998
Nestle	175,717	8,598
Novartis	131,373	6,698
Roche Holding	53,800	8,494

		36,165

Taiwan – 1.1%
Advanced Semiconductor Engineering	1,126,233	1,100
Hon Hai Precision Industry	555,105	2,606
HTC	126,250	1,692
Taiwan Semiconductor Manufacturing	1,851,961	3,624

		9,022

Thailand – 0.6%
Bangkok Bank	543,413	1,991
Banpu Public	75,400	1,493
Kasikornbank	372,000	1,075

		4,559

Turkey – 1.3%
Akbank T.A.S.	433,384	2,176
Koc Holding	505,001	1,954
Turkcell Iletisim Hizmetleri – ADR	141,100	2,282
Turkiye Is Bankasi, Class C	1,303,626	4,527

		10,939

United Kingdom – 9.6%
Anglo American ●	67,674	2,875
Antofagasta	70,140	1,063

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   25

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

International Select Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

ARM Holdings	1,173,643	$4,527
Autonomy ●	223,536	6,132
BAE Systems	260,389	1,365
Balfour Beatty	35,765	151
BG Group	166,268	2,810
BP – ADR	103,351	5,390
British Sky Broadcasting Group	365,990	3,426
Diageo	330,433	5,636
GlaxoSmithKline	357,815	6,641
ICAP	474,390	2,737
National Grid – ADR	18,469	896
Prudential	430,489	3,779
Reed Elsevier	549,377	4,301
Scottish & Southern Energy	152,290	2,526
Smith & Nephew	272,595	2,826
Standard Chartered	188,789	5,036
Tesco	513,675	3,407
United Utilities Group	11,364	93
Vedanta Resources	143,027	5,467
Vodafone Group – ADR	203,223	4,512
WPP	241,587	2,561

		78,157

United States – 1.7%
American Tower, Class A ●	23,044	940
American Water Works	27,826	606
Bunge	60,700	3,214
CenterPoint Energy	4,128	59
Chesapeake Utilities	2,727	82
Connecticut Water Service	4,457	106
Covanta Holding ●	1,356	24
Crown Castle International ●	3,605	136
El Paso	31,197	378
Enbridge Energy Management	3,277	169
ICF International ●	10,358	240
ITC Holdings	9,778	546
Kinder Morgan Management	7,705	453
Northeast Utilities	2,023	56
Philip Morris International	80,039	3,928
Sempra Energy	15,209	748
Southern Union	7,287	190
Spectra Energy	52,615	1,228
Standard Parking ●	19,436	328
Waste Connections ●	2,590	93
Waste Management	2,130	74

		13,598

Total Common Stocks
(Cost $611,855)		660,125

Exchange-Traded Funds – 1.2%
United States – 1.2%
iShares MSCI Chile Investable Market Index Fund	60,000	3,387
iShares MSCI EAFE Index Fund	17,553	955
iShares MSCI Israel Capped Investable Market Index Fund	85,000	4,676
Vanguard Emerging Markets Fund	7,322	308

Total Exchange-Traded Funds
(Cost $9,669)		9,326

Short-Term Investments – 17.4%
Money Market Fund – 14.3%
State Street Institutional Liquid Reserves Fund
0.160% Ω	116,561,498	116,561

U.S. Treasury Obligations – 3.1%
U.S. Treasury Bills
0.110%, 05/20/2010 ☐	$24,150	24,149
0.222%, 10/21/2010 ☐	650	649

		24,798

Total Short-Term Investments
(Cost $141,359)		141,359

Total Investments ▲ – 99.7%
(Cost $762,883)		810,810

Other Assets and Liabilities, Net – 0.3%		2,792

Total Net Assets – 100.0%		$813,602

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊡	Security is internally fair valued. As of April 30, 2010, the fair value of this investment was $1,024 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $762,883. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$81,789
Gross unrealized depreciation	(33,862)

Net unrealized appreciation	$47,927

ADR –	American Depositary Receipt

GDR –	Global Depositary Receipt

REIT –	Real Estate Investment Trust

SDR –	Swedish Depositary Receipt

The accompanying notes are an integral part of the financial statements.

26   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

International Select Fund (concluded)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Amsterdam Index Futures	May 2010	106	$9,699	$8
CAC 40 10 Euro Index Futures	June 2010	237	11,713	(338)
DAX Index Futures	June 2010	27	5,510	159
Dow Jones Euro STOXX 50 Futures	June 2010	(125)	(4,574)	104
Euro Currency Futures	June 2010	(172)	(28,612)	(147)
FTSE 100 Index Futures	June 2010	279	23,511	(397)
FTSE/JSE Top 40 Index Futures	June 2010	181	6,308	2
IBEX 35 Index Futures	May 2010	(156)	(21,458)	2,121
Japanese Yen Currency Futures	June 2010	(103)	(13,713)	607
Mexican Bolsa Index Futures	June 2010	(408)	(10,818)	55
MSCI Taiwan Stock Index Futures	May 2010	577	16,473	(28)
Nikkei 225 Index Futures	June 2010	541	29,769	753
OMXS30 Index Futures	May 2010	1,185	17,186	284
Russell 2000 Mini Index Futures	June 2010	(230)	(16,457)	(998)
S&P 500 Futures	June 2010	(22)	(6,509)	3
S&P TSE 60 Futures	June 2010	234	32,905	665
SGX MSCI Singapore Index Futures	May 2010	164	8,392	45
SPI 200 Futures	June 2010	229	25,528	(49)
STOXX SML200 Futures	June 2010	(1)	(44)	1
Swiss Market Index Futures	June 2010	483	29,573	(774)
TOPIX Index Futures	June 2010	49	5,128	(25)

				$2,051

At April 30, 2010, sector diversification of the fund was as follows:

	% of
Common Stocks	Net Assets	Fair Value

Financials	15.7%	$127,858
Information Technology	11.0	89,550
Consumer Staples	10.1	82,605
Industrials	8.8	71,508
Materials	8.8	71,414
Energy	7.3	59,242
Consumer Discretionary	7.1	57,469
Healthcare	5.6	45,523
Telecommunication Services	3.9	32,155
Utilities	2.8	22,731
Transportation	—	70

Total Common Stocks	81.1	660,125

Total Exchange-Traded Funds	1.2	9,326

Total Short-Term Investments	17.4	141,359

Total Investments	99.7	810,810

Other Assets and Liabilities, Net	0.3	2,792

Net Assets	100.00%	$813,602

Large Cap Growth Opportunities Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 99.5%
Consumer Discretionary – 22.3%
Amazon.com ▼ ●	112,351	$15,399
Bed Bath & Beyond ▼ ●	105,848	4,865
Best Buy	137,757	6,282
Brunswick ▼	259,069	5,414
Carnival	191,816	7,999
Chipotle Mexican Grill, Class A ●	45,011	6,072
Ctrip.com International – ADR ●	112,352	4,103
Dick’s Sporting Goods ▼ ●	187,235	5,450
Dollar Tree ●	100,134	6,080
J. Crew Group ▼ ●	97,840	4,547
lululemon Athletica ▼ ●	103,849	3,907
Netflix ▼ ●	73,409	7,251
Nordstrom ▼	125,266	5,177
Polo Ralph Lauren ▼	76,166	6,847
Priceline.com ▼ ●	61,002	15,986
Target	93,224	5,302
Walt Disney ▼	196,914	7,254
Williams-Sonoma ▼	276,908	7,975
Wynn Resorts ▼	97,381	8,593

		134,503

Consumer Staples – 3.4%
Colgate-Palmolive	100,030	8,412
Costco Wholesale	77,906	4,603
Estee Lauder, Class A ▼	113,887	7,507

		20,522

Energy – 5.3%
Dril-Quip ●	71,458	4,139
Occidental Petroleum	44,391	3,936
Pioneer Natural Resources ▼	108,952	6,987
Schlumberger ▼	142,926	10,208
Whiting Petroleum ●	73,582	6,647

		31,917

Financials – 7.4%
American Express	216,824	10,000
Bank of America	327,383	5,837
Blackstone Group ▼	418,871	5,856
Comerica ▼	121,772	5,114
Goldman Sachs Group ▼	20,569	2,987
KeyCorp ▼	593,440	5,353
Och-Ziff Capital Management Group, Class A	217,820	3,816
Regions Financial ▼	629,185	5,562

		44,525

Healthcare – 10.7%
Allergan	124,856	7,952
Celgene ●	70,422	4,363
Cerner ▼ ●	55,517	4,714
Edwards Lifesciences ▼ ●	53,810	5,547
Express Scripts ●	97,061	9,719
Medco Health Solutions ●	101,719	5,993
Perrigo ▼	111,729	6,819
Teva Pharmaceutical Industries – ADR ▼	115,848	6,804
Thermo Fisher Scientific ●	166,853	9,223
Vertex Pharmaceuticals ▼ ●	90,343	3,502

		64,636

Industrials – 13.1%
3M	108,225	9,596
Boeing	68,148	4,936
Caterpillar ▼	118,209	8,049
Cummins	152,384	11,007
Flowserve	53,653	6,147

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   27

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Goodrich	84,817	$6,292
Joy Global	80,653	4,582
Manpower	81,028	4,546
Parker Hannifin	65,688	4,544
Precision Castparts	81,378	10,444
United Technologies	121,375	9,097

		79,240

Information Technology ⊳ – 34.8%
Accenture, Class A	150,916	6,586
Amphenol, Class A	147,504	6,816
Apple ●	178,853	46,702
Broadcom, Class A	222,505	7,674
Check Point Software Technologies ●	117,868	4,199
Cisco Systems ●	576,680	15,524
Citrix Systems ▼ ●	104,151	4,895
Dolby Laboratories, Class A ▼ ●	133,934	9,204
F5 Networks ▼ ●	118,229	8,090
Google, Class A ●	32,260	16,951
Hewlett-Packard	309,740	16,097
MasterCard, Class A ▼	26,313	6,527
Microsoft	262,355	8,012
NetApp ●	131,539	4,561
QUALCOMM	115,357	4,469
Rackspace Hosting ▼ ●	169,819	3,048
Red Hat ▼ ●	165,844	4,954
Salesforce.com ▼ ●	74,298	6,360
Sybase ▼ ●	105,790	4,589
Visa, Class A ▼	183,158	16,526
Vistaprint ▼ ●	73,448	3,789
VMware, Class A ▼ ●	79,531	4,902

		210,475

Materials – 1.5%
Carpenter Technology	79,504	3,122
Cliffs Natural Resources ▼	96,318	6,023

		9,145

Telecommunication Services – 1.0%
American Tower, Class A ●	144,552	5,899

Total Common Stocks
(Cost $467,880)		600,862

Short-Term Investment – 0.0%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $95)	94,805	95

Investment Purchased with Proceeds from Securities Lending – 32.0%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $193,614)	193,613,851	193,614

Total Investments ▲ – 131.5%
(Cost $661,589)		794,571

Other Assets and Liabilities, Net – (31.5)%		(190,281)

Total Net Assets – 100.0%		$604,290

Large Cap Growth Opportunities Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $182,694 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳ The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $661,589. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$139,636
Gross unrealized depreciation	(6,654)

Net unrealized appreciation	$132,982

ADR –	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

28   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Large Cap Select Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 98.4%
Consumer Discretionary – 21.1%
Abercrombie & Fitch, Class A ▼	50,049	$2,189
Best Buy ▼	36,541	1,666
Brunswick ▼	112,430	2,350
DIRECTV, Class A ●	61,001	2,210
Discovery Communications, Class A ▼ ●	44,854	1,736
Foot Locker	152,985	2,348
J.C. Penney	48,568	1,417
Jarden	51,533	1,655
MGM MIRAGE ▼ ●	107,847	1,714
Office Depot ●	219,707	1,507
OfficeMax ▼ ●	46,154	877
Stanley Black & Decker	26,127	1,624
Target	29,596	1,683
Walt Disney ▼	65,362	2,408
Williams-Sonoma ▼	85,030	2,449
WMS Industries ▼ ●	41,972	2,099

		29,932

Consumer Staples – 2.1%
Coca-Cola ▼	54,947	2,937

Energy – 9.5%
Alpha Natural Resources ▼ ●	18,901	890
Anadarko Petroleum ▼	27,648	1,719
Exxon Mobil ▼	35,476	2,407
Newfield Exploration ▼ ●	26,299	1,530
Occidental Petroleum ▼	36,828	3,265
Schlumberger ▼	14,912	1,065
Whiting Petroleum ▼ ●	28,431	2,568

		13,444

Financials – 18.9%
Affiliated Managers Group ▼ ●	16,960	1,428
Bank of America	302,115	5,387
Comerica ▼	58,195	2,444
Fifth Third Bancorp ▼	114,142	1,702
Goldman Sachs Group ▼	24,707	3,587
JPMorgan Chase ▼	113,087	4,815
KeyCorp ▼	278,345	2,511
Lincoln National ▼	37,057	1,134
Regions Financial ▼	294,129	2,600
SLM ●	104,700	1,281

		26,889

Healthcare – 8.5%
Allergan	21,619	1,377
Bristol-Myers Squibb ▼	65,663	1,661
Edwards Lifesciences ●	10,541	1,086
McKesson	27,394	1,775
Medco Health Solutions ●	24,673	1,454
Mylan ▼ ●	60,172	1,326
Pfizer	64,712	1,082
Thermo Fisher Scientific ●	43,314	2,394

		12,155

Industrials – 9.4%
Caterpillar	28,746	1,957
Eaton	32,374	2,498
General Electric	190,903	3,601
Manpower	25,327	1,421
Timken	44,536	1,567
Tyco International	58,993	2,288

		13,332

Information Technology ⊳ – 25.8%
Analog Devices	68,722	2,057
Apple ●	22,301	5,823
Automatic Data Processing	42,159	1,828
Check Point Software Technologies ▼ ●	40,888	1,456
Ciena ▼ ●	77,780	1,438
Cisco Systems ●	138,572	3,730
eBay ●	73,962	1,761
Hewlett-Packard	65,082	3,382
Intel	74,950	1,711
Microsoft	139,608	4,264
QUALCOMM	55,825	2,163
Sybase ▼ ●	29,197	1,267
Texas Instruments ▼	71,931	1,871
VMware, Class A ▼ ●	25,453	1,569
Xerox	213,516	2,327

		36,647

Materials – 2.0%
Cliffs Natural Resources ▼	24,815	1,552
Packaging Corporation of America	15,504	383
United States Steel ▼	15,596	853

		2,788

Utilities – 1.1%
CMS Energy ▼	95,916	1,560

Total Common Stocks
(Cost $115,851)		139,684

Short-Term Investment – 3.1%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $4,313)	4,313,414	4,313

Investment Purchased with Proceeds from Securities Lending – 36.2%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $51,429)	51,428,910	51,429

Total Investments ▲ – 137.7%
(Cost $171,593)		195,426

Other Assets and Liabilities, Net – (37.7)%		(53,466)

Total Net Assets – 100.0%		$141,960

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $48,276 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   29

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund (concluded)

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $171,593. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$25,297
Gross unrealized depreciation	(1,464)

Net unrealized appreciation	$23,833

Large Cap Value Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 99.3%
Consumer Discretionary – 13.5%
Abercrombie & Fitch, Class A ▼	45,304	$1,981
Best Buy	137,513	6,271
Darden Restaurants	125,363	5,610
DIRECTV, Class A ●	233,682	8,466
Guess?	16,746	768
Home Depot	139,704	4,924
Jarden	193,860	6,227
Macy’s ▼	214,641	4,980
WABCO Holdings ●	176,497	5,858
Walt Disney ▼	231,291	8,521

		53,606

Consumer Staples – 3.7%
ConAgra Foods	196,765	4,815
Dr. Pepper Snapple Group	159,838	5,232
Procter & Gamble	77,962	4,846

		14,893

Energy – 17.2%
Alpha Natural Resources ▼ ●	95,827	4,511
Anadarko Petroleum ▼	82,436	5,124
Apache	54,255	5,521
Cameron International ●	71,922	2,838
Chevron	95,306	7,762
Exxon Mobil ▼	119,208	8,088
Newfield Exploration ●	82,347	4,792
Occidental Petroleum	120,515	10,685
Pioneer Natural Resources ▼	101,120	6,485
Schlumberger ▼	85,198	6,085
Whiting Petroleum ●	72,326	6,533

		68,424

Financials ⊳ – 26.4%
ACE	98,069	5,216
American Express	141,772	6,539
Ameriprise Financial	131,517	6,097
Bank of America	802,534	14,309
Citigroup ▼ ●	1,971,899	8,617
Comerica ▼	134,218	5,637
Fifth Third Bancorp	557,937	8,319
Goldman Sachs Group ▼	18,359	2,666
JPMorgan Chase	341,089	14,524
PNC Financial Services Group	88,159	5,925
Prudential Financial	91,419	5,811
SunTrust Banks ▼	202,928	6,007
Unum Group	203,822	4,987
Wells Fargo	311,219	10,304

		104,958

Healthcare – 6.0%
AmerisourceBergen ▼	198,913	6,136
Bristol-Myers Squibb ▼	165,167	4,177
Johnson & Johnson	61,740	3,970
Merck	88,705	3,108
Pfizer	396,744	6,634

		24,025

Industrials – 13.4%
BE Aerospace ●	139,678	4,150
Boeing ▼	107,559	7,791
Cummins	61,417	4,436
Eaton	89,651	6,917
FedEx ▼	65,581	5,903

The accompanying notes are an integral part of the financial statements.

30   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Large Cap Value Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

General Electric	959,991	$18,105
Timken	173,867	6,117

		53,419

Information Technology – 7.7%
Check Point Software Technologies ▼ ●	182,631	6,505
Cisco Systems ●	220,217	5,928
Hewlett-Packard	138,420	7,194
Intel	179,456	4,097
Xerox	631,316	6,882

		30,606

Materials – 3.8%
Cliffs Natural Resources ▼	57,990	3,626
Dow Chemical ▼	236,081	7,278
International Paper	152,018	4,065

		14,969

Telecommunication Services – 3.5%
AT&T ▼	331,780	8,646
Qwest Communications International	974,044	5,094

		13,740

Utilities – 4.1%
CMS Energy ▼	309,912	5,039
Edison International	180,494	6,204
Sempra Energy	100,950	4,965

		16,208

Total Common Stocks
(Cost $362,280)		394,848

Short-Term Investment – 0.3%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $1,143)	1,143,487	1,143

Investment Purchased with Proceeds from Securities Lending – 22.9%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $91,203)	91,202,564	91,203

Total Investments ▲ – 122.5%
(Cost $454,626)		487,194

Other Assets and Liabilities, Net – (22.5)%		(89,650)

Total Net Assets – 100.0%		$397,544

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $86,370 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the
Large Cap Value Fund (concluded)

fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $454,626. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$49,996
Gross unrealized depreciation	(17,428)

Net unrealized appreciation	$32,568

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   31

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Growth Opportunities Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 97.6%
Consumer Discretionary ⊳ – 25.5%
Abercrombie & Fitch, Class A ▼	470,425	$20,572
AnnTaylor Stores ●	450,079	9,767
Bed Bath & Beyond ▼ ●	569,785	26,187
Brunswick ▼	810,054	16,930
Chipotle Mexican Grill, Class A ▼ ●	152,095	20,519
Coach ▼	524,069	21,880
Ctrip.com International – ADR ●	182,227	6,655
DeVry ▼	297,479	18,560
Dick’s Sporting Goods ▼ ●	618,647	18,009
Harman International Industries ●	349,363	13,793
J.Crew Group ▼ ●	230,883	10,729
lululemon Athletica ▼ ●	241,466	9,084
Netflix ▼ ●	83,058	8,204
Nordstrom ▼	479,391	19,813
Office Depot ●	1,545,838	10,604
Polo Ralph Lauren ▼	155,367	13,967
Priceline.com ▼ ●	119,583	31,337
TJX ▼	386,272	17,900
WABCO Holdings ●	272,901	9,058
Williams-Sonoma ▼	634,548	18,275
WMS Industries ▼ ●	189,528	9,480
Wynn Resorts ▼	172,861	15,253

		346,576

Consumer Staples – 1.9%
Estee Lauder, Class A	162,997	10,745
Whole Foods Market ▼ ●	391,445	15,274

		26,019

Energy – 4.3%
Alpha Natural Resources ▼ ●	295,224	13,899
Cameron International ●	287,424	11,342
Oceaneering International ▼ ●	131,254	8,597
Petrohawk Energy ●	476,088	10,279
Whiting Petroleum ●	167,236	15,106

		59,223

Financials – 10.3%
Affiliated Managers Group ▼ ●	217,987	18,350
Blackstone Group ▼	950,302	13,285
Comerica ▼	314,498	13,209
Discover Financial Services	781,729	12,086
IntercontinentalExchange ▼ ●	90,483	10,553
KeyCorp ▼	1,691,031	15,253
PartnerRe	117,978	9,153
Regions Financial ▼	1,566,637	13,849
SLM ▼ ●	1,002,109	12,266
T. Rowe Price Group ▼	221,964	12,765
TD Ameritrade ▼ ●	481,916	9,648

		140,417

Healthcare – 11.2%
Alexion Pharmaceuticals ●	247,072	13,559
C.R. Bard	118,248	10,232
Cerner ▼ ●	127,633	10,837
Edwards Lifesciences ▼ ●	124,717	12,856
Express Scripts ●	172,911	17,314
Intuitive Surgical ▼ ●	31,844	11,482
Mylan ▼ ●	794,322	17,499
NuVasive ▼ ●	387,268	16,110
PerkinElmer	580,712	14,547
Perrigo ▼	271,675	16,580
Vertex Pharmaceuticals ▼ ●	306,383	11,879

		152,895

Industrials – 15.8%
Copa Holdings, Class A	232,887	13,200
Cummins	182,343	13,171
Eaton	224,008	17,284
Expeditors International of Washington ▼	392,569	15,993
Flowserve	152,971	17,527
Joy Global	333,164	18,927
Manpower	319,831	17,943
Parker Hannifin	258,050	17,852
Precision Castparts	243,150	31,206
Rockwell Automation ▼	224,814	13,651
Roper Industries ▼	309,881	18,909
Ryanair Holdings – ADR ●	681,256	19,184

		214,847

Information Technology – 23.8%
Altera ▼	821,553	20,835
Amphenol, Class A	566,784	26,191
Analog Devices	493,136	14,759
Check Point Software Technologies ▼ ●	394,276	14,044
Citrix Systems ▼ ●	172,956	8,129
Dolby Laboratories, Class A ●	316,030	21,717
F5 Networks ▼ ●	320,279	21,917
Juniper Networks ▼ ●	411,921	11,703
Lam Research ▼ ●	430,110	17,441
Marvell Technology Group ●	1,036,837	21,411
MasterCard, Class A ▼	58,804	14,586
MicroStrategy, Class A ●	99,396	7,614
NetApp ▼ ●	806,846	27,973
Rackspace Hosting ▼ ●	431,302	7,742
Red Hat ▼ ●	224,745	6,713
Salesforce.com ▼ ●	137,371	11,759
Seagate Technology ●	633,050	11,629
SuccessFactors ▼ ●	466,054	9,754
Sybase ▼ ●	461,339	20,013
Teradata ●	653,399	18,994
VistaPrint NV ▼ ●	170,028	8,770

		323,694

Materials – 3.4%
Albemarle	380,648	17,380
Carpenter Technology ▼	452,631	17,775
Cliffs Natural Resources ▼	183,285	11,461

		46,616

Telecommunication Services – 1.4%
NII Holdings ▼ ●	441,753	18,739

Total Common Stocks
(Cost $1,069,303)		1,329,026

Short-Term Investment – 0.1%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $1,127)	1,126,554	1,127

Investment Purchased with Proceeds from Securities Lending – 40.4%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $550,334)	550,334,496	550,334

Total Investments ▲ – 138.1%
(Cost $1,620,764)		1,880,487

Other Assets and Liabilities, Net – (38.1)%		(518,971)

Total Net Assets – 100.0%		$1,361,516

The accompanying notes are an integral part of the financial statements.

32   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Mid Cap Growth Opportunities Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $518,774 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $1,620,764. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$275,274
Gross unrealized depreciation	(15,551)

Net unrealized appreciation	$259,723

ADR –	American Depositary Receipt

Mid Cap Select Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 99.1%
Consumer Discretionary – 21.2%
1-800-Flowers.com, Class A ●	142,719	$408
Abercrombie & Fitch, Class A ▼	16,009	700
Bed Bath & Beyond ● ▼	13,141	604
Brunswick ▼	27,211	569
Ctrip.com International – ADR ●	11,114	406
D.R. Horton ▼	35,483	521
Foot Locker	39,542	607
Interpublic Group of Companies ●	45,737	408
Jarden	21,629	695
Liberty Media Capital, Series A ●	13,293	588
lululemon Athletica ● ▼	18,607	700
Office Depot ●	84,665	581
Warnaco Group ●	11,716	560
Williams-Sonoma ▼	25,945	747
WMS Industries ● ▼	21,974	1,099

		9,193

Consumer Staples – 3.1%
American Italian Pasta, Class A ● ▼	10,791	423
Diamond Foods ▼	16,407	701
Estee Lauder, Class A	3,281	216

		1,340

Energy – 5.8%
Alpha Natural Resources ● ▼	10,494	494
Pioneer Natural Resources ▼	15,807	1,014
Whiting Petroleum ● ▼	11,184	1,010

		2,518

Financials – 24.7%
Affiliated Managers Group ● ▼	7,569	637
Ameriprise Financial	14,217	659
Annaly Capital Management – REIT	31,928	541
Comerica	22,240	934
Conseco ●	67,370	397
Digital Realty Trust – REIT ▼	15,144	889
Discover Financial Services	38,266	592
Fifth Third Bancorp ▼	75,769	1,130
KeyCorp ▼	115,416	1,041
MFA Financial – REIT	63,999	455
PartnerRe ▼	9,542	740
Regions Financial ▼	139,084	1,230
SLM ● ▼	41,736	511
Unum Group	39,058	956

		10,712

Healthcare – 9.1%
C.R. Bard	5,197	450
Hologic ●	26,501	474
Humana ●	11,160	510
Intuitive Surgical ● ▼	2,614	943
MEDNAX ●	11,057	607
Vertex Pharmaceuticals ● ▼	12,801	496
Zoll Medical ●	15,592	476

		3,956

Industrials – 9.3%
Altra Holdings ●	37,394	567
American Reprographics ●	54,456	544
Flowserve	5,568	638
Joy Global	14,185	806
Manpower	8,215	461

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   33

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Select Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Oshkosh ●	16,258	$628
Timken	10,890	383

		4,027

Information Technology – 17.4%
Altera ▼	38,050	965
Amkor Technology ● ▼	91,577	691
Check Point Software Technologies ● ▼	12,457	444
Computer Sciences ● ▼	9,034	473
Digital River ●	14,904	416
F5 Networks ● ▼	14,031	960
LoopNet ● ▼	48,364	546
MICROS Systems ●	14,266	530
Plantronics ▼	16,633	552
SonicWALL ●	71,807	727
Sybase ●	13,104	569
Xerox	60,276	657

		7,530

Materials – 5.2%
Albemarle	12,387	566
Carpenter Technology ▼	14,681	576
Cliffs Natural Resources	9,492	593
Packaging Corporation of America	21,223	525

		2,260

Utilities – 3.3%
CMS Energy ▼	35,086	571
Edison International	9,520	327
Xcel Energy	25,693	559

		1,457

Total Common Stocks
(Cost $35,253)		42,993

Warrants – 0.0%
Lantronix, Warrants ● ¥ ⊡
(Cost $0)	746	—

Investment Purchased with Proceeds from Securities Lending – 46.9%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $20,326)	20,325,955	20,326

Total Investments ▲ – 146.0%
(Cost $55,579)		63,319

Other Assets and Liabilities, Net – (46.0)%		(19,953)

Total Net Assets – 100.0%		$43,366

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $19,118 at April 30, 2010. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of April 30, 2010, the fair value of the fund’s investment in securities considered to be illiquid was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is internally fair valued. As of April 30, 2010, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral
Mid Cap Select Fund (concluded)

equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $55,579. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,234
Gross unrealized depreciation	(494)

Net unrealized appreciation	$7,740

ADR –	American Depositary Receipt

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

34   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Mid Cap Value Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 98.8%
Consumer Discretionary – 20.0%
Abercrombie & Fitch, Class A ▼	73,701	$3,223
AnnTaylor Stores ●	293,972	6,379
Cablevision Systems, Class A	306,775	8,418
CBS, Class B ▼	617,230	10,005
D.R. Horton ▼	513,226	7,539
Darden Restaurants	182,442	8,164
Foot Locker	501,089	7,692
Interpublic Group of Companies ▼ ●	717,383	6,392
Jarden	220,163	7,072
Macy’s ▼	444,815	10,320
Magna International, Class A ▼ ●	96,242	6,319
Mattel	419,008	9,658
OfficeMax ●	361,822	6,875
Stanley Black & Decker	136,247	8,468
WABCO Holdings ●	305,186	10,129
Whirlpool ▼	106,269	11,569

		128,222

Consumer Staples – 6.1%
ConAgra Foods	385,897	9,443
Del Monte Foods ▼	406,537	6,074
Dr. Pepper Snapple Group	315,916	10,340
JM Smucker	102,237	6,243
Safeway ▼	283,671	6,695

		38,795

Energy – 9.4%
Alpha Natural Resources ▼ ●	130,861	6,161
Cameron International ●	88,162	3,479
Newfield Exploration ▼ ●	213,189	12,406
Noble Energy ▼	83,366	6,369
Pioneer Natural Resources ▼	183,223	11,750
Spectra Energy ▼	347,554	8,112
Whiting Petroleum ●	135,604	12,249

		60,526

Financials ⊳ – 26.9%
Ameriprise Financial ▼	284,246	13,178
Arch Capital Group ●	102,767	7,767
BOK Financial	156,314	8,508
Boston Properties – REIT ▼	79,143	6,241
Comerica ▼	288,962	12,136
Discover Financial Services	768,901	11,887
Essex Property Trust – REIT ▼	78,596	8,317
Federal Realty Investment Trust – REIT ▼	121,070	9,370
Fifth Third Bancorp ▼	990,650	14,771
Hartford Financial Services Group ▼	305,318	8,723
Liberty Property Trust – REIT	194,645	6,581
Lincoln National ▼	324,466	9,926
PartnerRe	102,013	7,914
Regions Financial ▼	1,162,636	10,278
SunTrust Banks ▼	396,657	11,741
Unum Group	424,226	10,381
Ventas – REIT ▼	202,395	9,559
Vornado Realty Trust – REIT ▼	60,481	5,042

		172,320

Healthcare – 4.3%
AmerisourceBergen ▼	287,685	8,875
C.R. Bard	96,136	8,319
Mylan ▼ ●	310,890	6,849
Universal Health Services	95,051	3,528

		27,571

Industrials – 9.7%
BE Aerospace ●	216,970	6,446
Cummins	110,647	7,992
Eaton	184,470	14,234
Goodrich	113,131	8,392
Joy Global	132,999	7,556
Timken	328,011	11,539
URS ▼ ●	119,069	6,114

		62,273

Information Technology – 7.4%
Avnet ●	109,640	3,505
Brocade Communications Systems ●	519,824	3,374
Check Point Software Technologies ▼ ●	260,514	9,279
International Rectifier ●	139,963	3,222
Micron Technology ▼ ●	442,803	4,140
Polycom ●	221,464	7,209
Tellabs	884,063	8,027
Xerox	769,232	8,385

		47,141

Materials – 8.1%
Albemarle	290,670	13,272
Bemis	199,182	6,057
Cliffs Natural Resources ▼	141,843	8,869
Packaging Corporation of America	370,179	9,155
PPG Industries	123,886	8,718
Steel Dynamics	357,765	5,620

		51,691

Telecommunication Services – 1.0%
Qwest Communications International	1,233,717	6,452

Utilities – 5.9%
CMS Energy ▼	620,233	10,085
Edison International	303,921	10,446
Sempra Energy	197,539	9,715
Xcel Energy	357,468	7,775

		38,021

Total Common Stocks
(Cost $526,232)		633,012

Short-Term Investment – 1.1%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $7,335)	7,335,064	7,335

Investment Purchased with Proceeds from Securities Lending – 30.3%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $194,169)	194,169,146	194,169

Total Investments ▲ – 130.2%
(Cost $727,736)		834,516

Other Assets and Liabilities, Net – (30.2)%		(193,799)

Total Net Assets – 100.0%		$640,717

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   35

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Value Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $183,051 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $727,736. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$111,818
Gross unrealized depreciation	(5,038)

Net unrealized appreciation	$106,780

REIT –	Real Estate Investment Trust

Quantitative Large Cap Core Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 85.3%
Consumer Discretionary – 9.5%
Amazon.com ▼ ●	4,499	$617
American Eagle Outfitters	2,598	44
AutoNation ▼ ●	10,264	207
Burger King Holdings	5,798	122
Cablevision Systems, Class A	15,800	434
Carnival	12,401	517
Central European Media Enterprises, Class A ●	680	23
Clear Channel Outdoor Holdings, Class A ●	13,417	155
Comcast, Class A	19,829	391
D.R. Horton ▼	14,355	211
Discovery Communications, Class C ●	9,302	310
DreamWorks Animation, Class A ●	5,544	220
Expedia ▼	7,318	173
Federal-Mogul ●	5,497	105
Foot Locker	12,755	196
Ford Motor ▼ ●	57,561	749
Fortune Brands	2,061	108
Gap	19,957	493
Hillenbrand	1,714	42
Home Depot ▼	20,250	714
Johnson Controls	978	33
KB HOME ▼	9,830	182
Kohl’s ●	6,998	385
Lennar ▼	7,450	148
Liberty Global, Series A ●	1,369	37
Liberty Media Capital, Series A ●	8,933	395
Liberty Media-Starz, Series A ●	10,001	554
Lowe’s	10,162	276
M.D.C. Holdings ▼	20,542	787
Madison Square Garden, Class A ●	10,505	218
McDonald’s	25,721	1,816
Mohawk Industries ●	2,698	172
New York Times, Class A ●	4,793	48
News, Class A	27,990	432
Nordstrom ▼	4,151	172
Panera Bread, Class A ●	5,418	422
Penske Automotive Group ●	6,991	105
Pulte Homes ●	11,250	147
Regal Entertainment Group, Class A	21,879	374
Ross Stores	9,299	521
Sears Holdings ●	881	107
Stanley Black & Decker	2,148	133
Staples	3,267	77
Target	17,419	991
Thor Industries	1,457	52
Time Warner	30,845	1,020
Time Warner Cable ▼	6,054	341
TJX ▼	7,972	369
Toll Brothers ▼ ●	5,125	116
Viacom, Class B ●	12,600	445
Walt Disney ▼	7,044	259
Warner Music Group ●	30,980	212
Weight Watchers International	5,343	142
Yum! Brands ▼	19,874	843

		18,162

Consumer Staples – 8.6%
Alberto-Culver	9,819	283
Archer-Daniels-Midland	1,681	47
BJ’s Wholesale Club ●	13,974	535
Brown-Forman, Class B ▼	1,703	99
Coca-Cola	33,315	1,781
Colgate-Palmolive	3,727	313

The accompanying notes are an integral part of the financial statements.

36   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Quantitative Large Cap Core Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Constellation Brands, Class A ●	19,264	$352
Costco Wholesale	14,120	834
CVS Caremark	13,043	482
Dean Foods ●	17,210	270
Kimberly-Clark	8,069	494
Kraft Foods, Class A	16,613	492
Kroger ▼	39,127	870
Mead Johnson Nutrition	5,874	303
Molson Coors Brewing, Class B	3,423	152
PepsiCo	22,108	1,442
Procter & Gamble	50,327	3,128
Safeway ▼	31,019	732
Sara Lee	8,350	119
SUPERVALU	14,145	211
Sysco	3,431	108
Tyson Foods, Class A	10,809	212
Walgreen	6,360	223
Wal-Mart Stores	52,249	2,803

		16,285

Energy – 9.3%
Anadarko Petroleum ▼	8,637	537
Apache	11,294	1,149
Chevron	36,361	2,961
Cimarex Energy	1,333	91
Comstock Resources ●	835	27
ConocoPhillips	30,905	1,829
Devon Energy	16,670	1,122
El Paso	4,754	58
Exxon Mobil ▼	88,274	5,989
Hess	54	4
Marathon Oil	4,825	155
Noble Energy ▼	908	69
Occidental Petroleum	13,201	1,170
Overseas Shipholding Group ▼	3,254	163
Peabody Energy	1,066	50
Schlumberger ▼	10,417	744
SEACOR Holdings ●	10,813	910
Seahawk Drilling ●	18,457	308
Teekay	11,778	295
Unit ●	77	4

		17,635

Financials – 10.7%
Aflac	1,496	76
American Express	20,893	964
American National Insurance	1,843	203
AON	2,879	122
Apartment Investment & Management – REIT	26,709	599
Associated Banc ▼	18,324	266
Bank of America	154,778	2,760
Bank of New York Mellon	11,451	356
Berkshire Hathaway, Class B ●	3,575	275
Camden Property Trust – REIT ▼	12,879	624
CapitalSource	31,565	188
Citigroup ●	366,853	1,603
Comerica	1,332	56
Commerce Bancshares ▼	9,800	406
Covanta Holding ●	17,691	309
Cullen/Frost Bankers	2,815	167
Equity Residential Properties Trust – REIT	12,279	556
Fifth Third Bancorp ▼	11,149	166
First Citizens Bancshares, Class A	4,193	864
First Horizon National ●	23,649	335
Forest City Enterprises, Class A ▼ ●	16,152	250
Goldman Sachs Group	2,113	307
Hanover Insurance Group	2,724	123
JPMorgan Chase	63,927	2,722
KeyCorp ▼	15,777	142
Leucadia National ●	4,700	119
Mack-Cali Realty – REIT	7,499	258
Marsh & McLennan	3,248	79
Marshall & Ilsley	13,923	127
MetLife	13,062	595
OneBeacon Insurance Group, Class A ▼	8,799	143
PNC Financial Services Group	1,070	72
Popular, Inc. ▼ ●	14,831	58
Rayonier – REIT	9,166	449
Regions Financial	17,421	154
Reinsurance Group of America	3,880	200
Student Loan	11,910	336
Taubman Centers – REIT	3,422	148
TCF Financial ▼	15,332	286
Travelers	2,277	116
Unum Group	8,703	213
Wells Fargo	70,232	2,325
Whitney Holding	16,963	232
Zions Bancorporation	1,032	30

		20,379

Healthcare – 5.8%
Abbott Laboratories	13,164	673
Aetna	4,594	136
Amgen ●	3,870	222
Baxter International	9,904	468
Becton, Dickinson & Company	3,817	291
CareFusion ●	151	4
CIGNA	13,346	428
DaVita ●	5,366	335
Express Scripts ●	3,039	304
Health Management Associates, Class A ●	9,047	84
Health Net ●	2,290	50
Hill-Rom Holdings ▼	3,625	115
Hospira ●	48	3
Humana ●	4,626	211
Johnson & Johnson	38,288	2,462
Laboratory Corporation of America ●	2,986	235
Lifepoint Hospitals ●	1,078	41
Lincare Holdings ▼ ●	3,190	149
Medco Health Solutions ●	6,628	391
Medtronic	14,449	631
Merck	13,819	484
Mettler-Toledo International ●	2,357	296
Omnicare	7,995	222
Pfizer	58,524	978
Quest Diagnostics, Inc.	3,596	206
Stryker	812	47
Teleflex	2,364	145
Thermo Fisher Scientific ●	2,382	132
UnitedHealth Group	19,247	583
VCA Antech ●	944	27
WellPoint ●	9,199	495
Zimmer Holdings ●	1,705	104

		10,952

Industrials – 11.8%
3M	13,421	1,190
AGCO ●	1,508	53
Alexander & Baldwin	1,921	68
Alliant Techsystems ●	10,879	880
AMETEK	7,873	340
AMR ●	7,411	55

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   37

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Core Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Armstrong World Industries ●	2,757	$120
Boeing ▼	3,715	269
Brinks	10,163	271
Cintas	3,701	101
Continental Airlines, Class B ▼ ●	4,973	111
Copa Holdings, Class A	3,296	187
Copart ▼ ●	6,676	238
Crane	3,179	114
Danaher ▼	12,626	1,064
Deere & Company	4,708	282
Delta Air Lines ●	1,174	14
Donaldson	5,365	248
Dover	7,012	366
Dun & Bradstreet ▼	7,435	572
FedEx	5,357	482
Gardner Denver	17,527	881
General Dynamics	1,544	118
General Electric	130,162	2,455
Goodrich	4,976	369
Hertz Global Holdings ●	8,389	121
Honeywell International	11,062	525
IDEX	8,947	301
Illinois Tool Works	9,622	492
ITT	169	9
Kennametal	12,203	401
Landstar System	1,876	83
Lennox International	7,407	335
Lockheed Martin	874	74
Northrop Grumman ▼	16,550	1,123
Owens Corning ●	5,895	205
Pall	1,980	77
Parker Hannifin	912	63
Pentair	8,449	305
Pitney Bowes ▼	3,603	92
Raytheon	3,085	180
Roper Industries ▼	4,139	253
Snap-On	3,212	155
Southwest Airlines	5,662	75
SPX ▼	2,654	185
Stericycle ▼ ●	18,894	1,113
Union Pacific	4,118	312
United Parcel Service, Class B	16,221	1,122
United Technologies	19,819	1,485
UTi Worldwide	13,098	208
W.W. Grainger ▼	3,208	355
Waste Connections ●	24,702	884
Waste Management	34,142	1,184

		22,565

Information Technology – 19.3%
Adobe Systems ●	1,677	56
Advanced Micro Devices ●	13,234	120
Agilent Technologies ●	12,123	440
Akamai Technologies ●	52	2
Amdocs ●	18,004	575
Amphenol, Class A	3,806	176
Analog Devices	6,208	186
AOL ●	10,267	240
Apple ●	12,919	3,373
Applied Materials	24,784	342
Arrow Electronics ●	8,585	262
Atmel ●	26,346	143
Automatic Data Processing	5,226	227
Avnet ●	26,013	832
AVX	31,205	482
BMC Software ●	12,640	497
CA	28,256	644
Cisco Systems ●	79,362	2,136
Computer Sciences ●	586	31
Compuware ●	44,115	379
Convergys ●	12,843	162
Corning	29,308	564
eBay ●	5,791	138
EMC ●	10,081	192
Fairchild Semiconductor International ●	4,368	49
FLIR Systems ●	6,136	188
Google, Class A ●	3,713	1,951
Harris	10,459	538
Hewitt Associates, Class A ●	1,759	72
Hewlett-Packard	39,729	2,065
IAC/InterActive ●	38,422	861
IBM ▼	26,629	3,435
Integrated Device Technology ●	7,953	53
Intel	89,593	2,045
International Rectifier ●	12,629	291
Intersil, Class A	27,993	417
Intuit ●	14,256	515
Lender Processing Services	867	33
Linear Technology ▼	18,802	565
Maxim Integrated Products	351	7
McAfee ●	1,761	61
Microchip Technology ▼	5,063	148
Micron Technology ●	7,720	72
Microsoft	134,054	4,094
Motorola ●	60,229	426
National Instruments	15,163	524
Novell ●	47,282	265
Novellus Systems ▼ ●	10,916	286
ON Semiconductor ●	11,059	88
Oracle	60,937	1,575
PMC-Sierra ●	11,126	98
QUALCOMM	23,949	928
Synopsys ●	35,742	812
Tellabs	29,196	265
Texas Instruments ▼	29,261	761
Trimble Navigation ●	1,502	49
Varian Semiconductor Equipment Associates ●	2,545	84
VeriSign ▼ ●	3,494	95
Vishay Intertechnology ●	5,838	61
Xilinx	12,210	315
Yahoo! ▼ ●	16,189	268
Zebra Technologies, Class A ●	8,147	237

		36,796

Materials – 6.4%
Alcoa	37,422	503
AptarGroup	6,343	273
Ashland	1,114	66
Ball	10,355	551
Bemis	281	9
Cabot Microelectronics	5,885	192
Carpenter Technology ▼	443	17
Celanese, Class A	13,109	419
Compass Minerals International ▼	2,870	216
Crown Holdings ●	30,281	787
Cytec Industries	7,818	376
Dow Chemical ▼	20,209	623
E.I. Du Pont de Nemours	9,679	386
Eagle Materials ▼	1,853	59
Eastman Chemical	2,725	182
FMC	3,254	207
Freeport-McMoRan Copper & Gold	1,680	127

The accompanying notes are an integral part of the financial statements.

38   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Quantitative Large Cap Core Fund (continued)
DESCRIPTION	SHARES/PAR	FAIR VALUE >

Greif, Class A	4,724	$280
International Flavors & Fragrances	6,113	306
International Paper	427	11
Lubrizol	1,426	129
Monsanto	5,108	322
Nalco Holding	25,205	623
Newmont Mining	10,480	588
Nucor ▼	4,901	222
Owens-Illinois ●	14,579	517
Pactiv ●	5,443	138
PPG Industries	5,191	365
Praxair	6,073	509
Royal Gold	8,288	424
Scotts Miracle-Gro, Class A	13,923	675
Sealed Air ▼	12,562	270
Temple-Inland	13,034	304
Valhi ▼	3,099	89
Valspar	15,084	472
Weyerhaeuser ▼	19,440	963

		12,200

Telecommunication Services – 1.3%
AT&T ▼	51,857	1,351
Frontier Communications ▼	14,072	112
Level 3 Communications ●	49,169	77
Verizon Communications	34,117	986

		2,526

Utilities – 2.6%
AGL Resources	24,108	953
American Water Works	48,782	1,063
Aqua America ▼	29,424	539
Atmos Energy	24,884	736
CMS Energy ▼	14,162	230
Energen	6,735	329
Mirant ●	10,016	117
Sempra Energy	2,786	137
UGI	34,020	935

		5,039

Total Common Stocks
(Cost $150,745)		162,539

Short-Term Investments – 14.9%
Money Market Fund – 13.7%
First American Prime Obligations Fund, Class Z
0.066% Å Ω	26,003,329	26,003

U.S. Treasury Obligation – 1.2%
U.S. Treasury Bill
0.113%, 05/20/2010 ☐	$2,300	2,300

Total Short-Term Investments
(Cost $28,303)		28,303

Investment Purchased with Proceeds from Securities Lending – 13.9%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $26,464)	26,464,290	26,464

Total Investments ▲ – 114.1%
(Cost $205,512)		217,306

Other Assets and Liabilities, Net – (14.1)%		(26,884)

Total Net Assets – 100.0%		$190,422

Quantitative Large Cap Core Fund (concluded)

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $25,249 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $205,512. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$16,611
Gross unrealized depreciation	(4,817)

Net unrealized appreciation	$11,794

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P 500 Futures	June 2010	93	$27,514	$73

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   39

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks ⊳ – 99.4%
Apartments – 13.9%
Apartment Investment & Management, Class A ▼ ⊲	209,969	$4,705
Associated Estates Realty ⊲	33,772	474
Avalonbay Communities ▼ ⊲	299,334	31,143
BRE Properties ▼ ⊲	449,737	18,781
Camden Property Trust ▼ ⊲	1,096,784	53,117
Equity Residential Properties Trust ▼ ⊲	1,281,919	58,032
Essex Property Trust ▼ ⊲	272,261	28,811
Home Properties ▼ ⊲	105,605	5,247
Mid-America Apartment Communities ▼ ⊲	790,102	43,669

		243,979

Community Centers – 10.4%
Acadia Realty Trust ⊲	122,133	2,330
Agree Realty ⊲	100,715	2,581
Developers Diversified Realty ▼ ⊲	2,355,302	28,947
Equity One ▼ ⊲	920,738	17,872
Excel Trust ▼ ⊲ ●	170,637	2,201
Federal Realty Investment Trust ▼ ⊲	377,592	29,222
Kimco Realty ▼ ⊲	1,763,971	27,500
Kite Realty Group Trust ⊲	397,036	2,152
Ramco-Gershenson Properties Trust ⊲	515,980	6,429
Regency Centers ▼ ⊲	627,541	25,761
Saul Centers ⊲	109,447	4,326
Tanger Factory Outlet Centers ⊲	354,435	14,744
Urstadt Biddle Properties, Class A ⊲	257,907	4,348
Weingarten Realty Investors ▼ ⊲	677,370	15,661

		184,074

Diversified – 4.9%
Cousins Properties ⊲	133,579	1,077
Forest City Enterprises, Class A ▼ ●	187,724	2,900
Vornado Realty Trust ▼ ⊲	802,758	66,926
Washington Real Estate Investment Trust ▼ ⊲	487,051	15,318

		86,221

Healthcare – 10.7%
Assisted Living Concepts, Class A ●	4,795	168
Capital Senior Living ●	494,530	2,601
Cogdell Spencer ⊲	1,152,620	8,737
HCP ▼ ⊲	1,164,000	37,388
Health Care ▼ ⊲	786,889	35,355
Healthcare Realty Trust ▼ ⊲	39,129	945
LTC Properties ⊲	439,148	12,252
Medical Properties Trust ▼ ⊲	182,439	1,833
Nationwide Health Properties ⊲	705,055	24,691
OMEGA Healthcare Investors ▼ ⊲	362,506	7,257
Parkway Life ⊲	2,466,418	2,382
Universal Health Realty Income Trust ⊲	49,094	1,631
Ventas ▼ ⊲	1,138,293	53,762

		189,002

Hotels – 7.8%
Chatham Lodging Trust ⊲ ●	194,953	3,870
Chesapeake Lodging Trust ▼ ⊲ ●	180,306	3,384
DiamondRock Hospitality ▼ ⊲	1,080,896	11,879
Hersha Hospitality Trust ⊲	1,635,033	9,434
Host Hotels & Resorts ▼ ⊲	4,095,347	66,590
Hyatt Hotels, Class A ●	52,534	2,163
LaSalle Hotel Properties ▼ ⊲	977,472	25,756
Marcus	395,893	5,087
Marriott International, Class A ▼	133,204	4,897
Pebblebrook Hotel Trust ⊲ ●	242,306	4,774

		137,834

Industrials – 7.1%
AMB Property ⊲	846,613	23,587
DCT Industrial Trust ▼ ⊲	380,370	2,001
EastGroup Properties ▼ ⊲	342,717	14,010
First Potomac Realty Trust ▼ ⊲	716,877	11,628
Mapletree Logistics Trust ⊲	281,083	179
Prologis ▼ ⊲	3,054,717	40,230
PS Business Parks ⊲	406,917	24,415
Terreno Realty ▼ ⊲ ●	423,193	7,960

		124,010

Infrastructure – 1.7%
American Tower, Class A ●	491,439	20,056
Brookfield Asset Management, Class A ▼	129,347	3,278
Hopewell Holdings	486	1
Standard Parking ▼ ●	444,728	7,511

		30,846

Malls – 13.1%
Cedar Shopping Centers ⊲	318,688	2,537
Macerich ▼ ⊲	610,870	27,312
Simon Property Group ▼ ⊲	1,967,627	175,158
Taubman Centers ▼ ⊲	583,489	25,306

		230,313

Manufactured Homes – 1.0%
Equity Lifestyle Properties ▼ ⊲	330,470	18,345

Net Lease – 1.2%
National Retail Properties ▼ ⊲	905,270	21,301

Office – 19.5%
Alexandria Real Estate Equities ▼ ⊲	336,158	23,803
BioMed Realty Trust ▼ ⊲	962,236	17,811
Boston Properties ▼ ⊲	977,634	77,096
Brookfield Properties ▼	1,598,335	25,541
Corporate Office Properties Trust ▼ ⊲	378,458	15,309
Digital Realty Trust ▼ ⊲	471,614	27,684
Douglas Emmett ▼ ⊲	646,383	10,820
DuPont Fabros Technology ⊲	324,296	7,190
Highwoods Properties ▼ ⊲	650,033	20,782
Kilroy Realty ▼ ⊲	332,920	11,672
Liberty Property Trust ⊲	1,391,906	47,060
Mack-Cali Realty ⊲	849,764	29,198
Mission West Properties ⊲	259,653	1,880
Piedmont Office Realty Trust, Class A ⊲	16,596	333
SL Green Realty ▼ ⊲	432,711	26,902

		343,081

Real Estate Service Provider – 0.0%
HFF ●	33,588	296

Self Storage – 6.3%
Public Storage ▼ ⊲	859,482	83,293
Sovran Self Storage ▼ ⊲	468,884	17,297
U-Store-It Trust ⊲	1,235,021	10,646

		111,236

Student Housing – 1.8%
American Campus Communities ▼ ⊲	1,063,555	29,960
Education Realty Trust ⊲	229,413	1,622

		31,582

Total Common Stocks
(Cost $1,464,602)		1,752,120

Private Real Estate Company – 0.0%
Newcastle Investment Holdings ● ¥ ⊡
(Cost $153)	35,000	56

The accompanying notes are an integral part of the financial statements.

40   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Real Estate Securities Fund (concluded)
DESCRIPTION	SHARES	FAIR VALUE >

Short-Term Investment – 0.6%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $10,200)	10,200,363	$10,200

Investment Purchased with Proceeds from Securities Lending – 48.2%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $849,724)	849,723,725	849,724

Total Investments ▲ – 148.2%
(Cost $2,324,679)		2,612,100

Other Assets and Liabilities, Net – (48.2)%		(849,823)

Total Net Assets – 100.0%		$1,762,277

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

⊳	The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 6 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $797,830 at April 30, 2010. See note 2 in Notes to Financial Statements.

⊲	Real Estate Investment Trust. As of April 30, 2010, the fair value of these investments was $1,677,621 or 95.2% of total net assets.

●	Non-income producing security.

¥	Security considered illiquid. As of April 30, 2010, the fair value of the fund’s investment considered to be illiquid was $56 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is internally fair valued. As of April 30, 2010, the fair value of this investment was $56 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $2,324,679. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$307,428
Gross unrealized depreciation	(20,007)

Net unrealized appreciation	$287,421

Small Cap Growth Opportunities Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 96.8%
Consumer Discretionary – 16.8%
Bally Technologies ▼ ●	65,854	$3,037
Big 5 Sporting Goods ▼	113,904	1,931
Gymboree ▼ ●	62,807	3,086
Panera Bread, Class A ▼ ●	24,581	1,916
Penske Automotive Group ▼ ●	166,327	2,492
Red Robin Gourmet Burgers ●	94,933	2,317
Texas Roadhouse ▼ ●	149,868	2,215
Tractor Supply ▼	41,265	2,772
Vitacost.com ▼ ●	241,239	2,101
Warnaco Group ●	69,689	3,334
WMS Industries ▼ ●	62,222	3,112
Wolverine World Wide ▼	149,304	4,570

		32,883

Energy – 4.6%
Atlas Energy ▼ ●	70,591	2,547
Comstock Resources ●	60,512	1,940
Key Energy Services ▼ ●	192,035	2,085
Whiting Petroleum ▼ ●	28,118	2,540

		9,112

Financials – 3.5%
Associated Banc ▼	134,412	1,953
Investment Technology Group ●	144,576	2,511
Stifel Financial ▼ ●	41,388	2,373

		6,837

Healthcare – 23.4%
Acorda Therapeutics ▼ ●	60,766	2,355
Auxilium Pharmaceuticals ▼ ●	60,570	2,156
Cubist Pharmaceuticals ●	85,977	1,927
Haemonetics ▼ ●	41,523	2,402
Halozyme Therapeutics ▼ ●	218,052	1,858
HealthSouth ▼ ●	143,299	2,932
Human Genome Sciences ▼ ●	85,038	2,355
ICON – ADR ●	88,204	2,573
ICU Medical ●	76,530	2,725
LHC Group ▼ ●	83,808	2,858
Masimo ▼	78,290	1,833
Nektar Therapeutics ▼ ●	148,067	2,067
NuVasive ▼ ●	50,457	2,099
Onyx Pharmaceuticals ●	82,360	2,378
Owens & Minor	67,347	2,118
Salix Pharmaceuticals ▼ ●	68,473	2,753
Seattle Genetics ●	145,916	1,838
Thoratec ▼ ●	79,407	3,541
Zoll Medical ●	101,494	3,101

		45,869

Industrials – 15.7%
Actuant, Class A ▼	96,487	2,212
BE Aerospace ●	92,902	2,760
GrafTech International ▼ ●	158,683	2,675
HNI ▼	70,814	2,198
Interface, Class A	231,570	3,029
Kaydon ▼	53,887	2,243
MYR Group ●	113,566	2,036
Navigant Consulting ●	197,800	2,548
Old Dominion Freight Line ▼ ●	61,073	2,191
Orbital Sciences ●	123,768	2,275
Tetra Tech ●	108,533	2,643
UAL ▼ ●	64,035	1,382
Waste Connections ●	71,684	2,566

		30,758

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   41

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Information Technology ⊳ – 28.8%
Blackboard ▼ ●	48,424	$2,060
Brocade Communications Systems ●	616,054	3,998
CommScope ●	105,797	3,447
Digital River ●	94,055	2,628
Double-Take Software ●	168,412	1,810
Kenexa ●	208,346	3,127
LoopNet ●	206,088	2,325
MICROS Systems ●	86,127	3,201
Multi-Fineline Electronix ▼ ●	116,631	3,023
National Instruments	71,933	2,487
NeuStar, Class A ●	74,850	1,832
Perficient ▼ ●	161,987	2,020
Plantronics ▼	77,045	2,558
PMC-Sierra ●	386,957	3,425
Polycom ▼ ●	78,317	2,549
Quest Software ●	181,651	3,184
Rackspace Hosting ▼ ●	108,332	1,945
SonicWALL ●	318,745	3,229
Verigy ▼ ●	247,209	2,952
VideoPropulsion ● ¥ ⊡	780,460	—
Virtusa ▼ ●	268,323	2,761
Vocus ▼ ●	117,429	2,002

		56,563

Materials – 0.9%
Arch Chemicals ▼	54,089	1,840

Telecommunication Services – 3.1%
Cbeyond ▼ ●	172,961	2,660
Neutral Tandem ▼ ●	208,107	3,527

		6,187

Total Common Stocks
(Cost $160,503)		190,049

Warrants – 0.0%
Hollis-Eden Pharmaceuticals, Warrants ● ¥ ⊡	70,545	—
Lantronix, Warrants ● ¥ ⊡	11,236	—

Total Warrants
(Cost $161)		—

Short-Term Investment – 3.8%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $7,463)	7,462,909	7,463

Investment Purchased with Proceeds from Securities Lending – 40.1%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $78,730)	78,729,516	78,730

Total Investments ▲ – 140.7%
(Cost $246,857)		276,242

Other Assets and Liabilities, Net – (40.7)%		(79,978)

Total Net Assets – 100.0%		$196,264

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $74,851 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.
Small Cap Growth Opportunities Fund (concluded)

¥	Security considered illiquid. As of April 30, 2010, the fair value of the fund’s investments considered to be illiquid was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is internally fair valued. As of April 30, 2010, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $246,857. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$33,447
Gross unrealized depreciation	(4,062)

Net unrealized appreciation	$29,385

ADR –	American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

42   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Small Cap Select Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 96.4%
Consumer Discretionary – 16.3%
1-800-Flowers.com, Class A ●	1,889,827	$5,405
Amerigon ● ▼	523,493	5,135
Bally Technologies ● ▼	219,369	10,117
California Pizza Kitchen ●	259,251	5,315
Children’s Place Retail Stores ● ▼	174,695	8,005
Coinstar ● ▼	268,632	11,917
Collective Brands ● ▼	532,199	12,480
DG Fastchannel ●	111,727	3,931
Dress Barn ● ▼	291,091	8,057
Fossil ● ▼	245,964	9,568
Gaylord Entertainment ● ▼	82,325	2,778
Panera Bread, Class A ● ▼	143,491	11,184
Quiksilver ●	1,040,396	5,545
Ryland Group ▼	100,139	2,281
Tractor Supply ▼	142,254	9,555
Warnaco Group ●	223,499	10,692
WMS Industries ● ▼	236,758	11,843

		133,808

Consumer Staples – 1.6%
Hain Celestial Group ● ▼	441,930	8,741
NBTY ●	55,722	2,267
Smart Balance ●	314,997	2,095

		13,103

Energy – 5.9%
Arena Resources ●	70,448	2,602
Comstock Resources ●	103,741	3,326
Concho Resources ●	155,167	8,816
GMX Resources ● ▼	876,253	7,019
James River Coal ● ▼	434,436	8,176
L & L Energy ● ▼	135,940	1,468
Parker Drilling ● ▼	1,481,012	8,190
Whiting Petroleum ● ▼	98,077	8,859

		48,456

Financials – 19.7%
Bank of the Ozarks ▼	244,337	9,400
Calamos Asset Management, Class A ▼	603,413	7,513
Cogdell Spencer – REIT	671,774	5,092
Cullen/Frost Bankers ▼	127,702	7,580
CVB Financial ▼	608,034	6,694
Delphi Financial Group, Class A	548,724	15,090
Dime Community Bancshares ▼	381,447	4,863
Evercore Partners, Class A ▼	48,196	1,727
Independent Bank ▼	339,211	8,799
Knight Capital Group, Class A ● ▼	542,036	8,429
MGIC Investment ● ▼	1,082,572	11,291
Nara Bancorp ●	166,988	1,503
National Retail Properties – REIT ▼	417,462	9,823
Piper Jaffray Companies ● ▼	215,628	8,487
Platinum Underwriters Holdings	107,441	3,998
PS Business Parks – REIT	101,967	6,118
Senior Housing Properties Trust – REIT ▼	276,834	6,223
TCF Financial ▼	620,943	11,568
Terreno Realty – REIT ●	199,880	3,760
Umpqua Holdings ▼	1,050,192	15,690
Waddell & Reed Financial, Class A ▼	210,228	7,804

		161,452

Healthcare – 13.2%
Acorda Therapeutics ● ▼	45,579	1,766
Alexion Pharmaceuticals ●	67,912	3,727
Amedisys ● ▼	103,785	5,976
Auxilium Pharmaceuticals ● ▼	121,014	4,308
Cadence Pharmaceuticals ● ▼	442,138	4,333
Cepheid ● ▼	85,507	1,709
Cubist Pharmaceuticals ●	63,229	1,418
Endologix ● ▼	1,489,450	6,926
Haemonetics ● ▼	153,775	8,897
Hanger Orthopedic Group ●	232,808	4,340
Human Genome Sciences ● ▼	123,805	3,428
ICON – ADR ●	156,998	4,580
Incyte ● ▼	101,290	1,359
LHC Group ● ▼	116,903	3,986
MEDNAX ●	124,208	6,824
Meridian Bioscience	193,739	3,873
Onyx Pharmaceuticals ●	125,440	3,622
PDL BioPharma ▼	142,090	827
Regeneron Pharmaceuticals ● ▼	151,878	3,877
Salix Pharmaceuticals ● ▼	146,701	5,897
Seattle Genetics ●	90,261	1,137
Thoratec ● ▼	308,915	13,775
Zoll Medical ●	379,966	11,608

		108,193

Industrials – 15.5%
Actuant, Class A	394,725	9,051
BE Aerospace ●	360,425	10,708
CBIZ ●	733,595	5,142
ESCO Technologies ▼	69,062	2,131
GrafTech International ● ▼	645,636	10,885
IDEX	121,424	4,080
Interface, Class A	832,099	10,884
Kaydon	96,545	4,019
MasTec ● ▼	666,850	8,342
MYR Group ●	418,099	7,496
Navigant Consulting ●	801,982	10,330
Old Dominion Freight Line ●	248,741	8,925
Orbital Sciences ●	513,807	9,444
Regal-Beloit	127,022	8,037
UAL ● ▼	193,277	4,171
United Rentals ●	339,660	4,878
Waste Connections ●	245,742	8,795

		127,318

Information Technology – 18.1%
Advanced Analogic Technologies ● ▼ ◖	2,379,893	9,044
AsiaInfo Holdings ● ▼	139,338	3,959
Aviat Networks ● ▼	1,212,861	7,884
Cognex	248,585	5,198
CommVault Systems ● ▼	334,467	7,007
DealerTrack Holdings ● ▼	124,788	1,903
International Rectifier ●	306,365	7,053
Kenexa ●	674,712	10,127
Mellanox Technologies ● ▼	359,159	8,907
PMC-Sierra ●	446,519	3,952
Polycom ● ▼	404,864	13,178
Progress Software ●	483,518	15,593
Rofin-Sinar Technologies ● ▼	135,400	3,596
Smith Micro Software ●	818,086	7,764
SonicWALL ●	426,803	4,323
SPS Commerce ●	167,200	2,257
STEC ● ▼	296,470	4,118
Taleo, Class A ●	268,446	6,974
Tessera Technologies ● ▼	436,958	8,860
TTM Technologies ● ▼	631,264	6,856

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   43

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

ValueClick ● ▼	423,399	$4,353
Vocus ●	333,361	5,684

		148,590

Materials – 4.6%
Arch Chemicals	180,707	6,146
Buckeye Technologies ●	326,352	4,608
Louisiana-Pacific ●	332,076	3,905
Rock-Tenn, Class A	168,686	8,704
Schnitzer Steel Industries, Class A ▼	151,005	8,154
Thompson Creek Metals ●	445,117	5,707

		37,224

Telecommunication Services – 0.8%
Cogent Communications Group ●	620,646	6,337

Utilities – 0.7%
NSTAR ▼	164,118	6,007

Total Common Stocks
(Cost $669,662)		790,488

Exchange-Traded Fund – 0.7%
SPDR KBW Regional Banking ETF ▼
(Cost $3,520)	187,438	5,235

Warrants – 0.0%
Lantronix, Warrants ● ¥ ⊡
(Cost $0)	5,143	—

Short-Term Investment – 2.3%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $19,030)	19,029,528	19,030

Investment Purchased with Proceeds from Securities Lending – 33.2%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $272,384)	272,383,731	272,384

Total Investments ▲ – 132.6%
(Cost $964,596)		1,087,137

Other Assets and Liabilities, Net – (32.6)%		(267,405)

Total Net Assets – 100.0%		$819,732

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $260,275 at April 30, 2010. See note 2 in Notes to Financial Statements.

◖	A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the six-month period ended April 30, 2010 are as follows:

	Beginning	Purchase	Sales	Ending	Dividend		Fair
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Value

Advanced Analogic Technologies	$12,299	$684	$—	$12,983	$—	2,379,893	$9,044

¥	Security considered illiquid. As of April 30, 2010, the fair value of the fund’s investment in securities considered to be illiquid was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is internally fair valued. As of April 30, 2010, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.
Small Cap Select Fund (concluded)

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $964,596. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$153,497
Gross unrealized depreciation	(30,956)

Net unrealized appreciation	$122,541

ADR –	American Depositary Receipt

REIT –	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

44   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Small Cap Value Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 96.8%
Consumer Discretionary – 15.5%
America’s Car-Mart ▼ ●	62,346	$1,579
Ameristar Casinos ▼	119,682	2,254
Bally Technologies ▼ ●	62,090	2,863
Children’s Place Retail Stores ▼ ●	53,822	2,466
Coinstar ▼ ●	47,512	2,108
Core-Mark Holding ●	77,881	2,377
Domino’s Pizza ▼ ●	94,298	1,453
Genesco ▼ ●	82,408	2,743
Group 1 Automotive ▼ ●	60,643	1,883
Jarden	66,227	2,127
Kirkland’s ●	99,641	2,219
OfficeMax ▼ ●	118,610	2,254
Polaris Industries ▼	44,565	2,637
Ryland Group ▼	93,728	2,135
Sally Beauty Holdings ▼ ●	281,343	2,687
Tenneco ▼ ●	74,470	1,919

		35,704

Consumer Staples – 1.0%
Spartan Stores ▼	147,125	2,220

Energy – 6.1%
Berry Petroleum, Class A	85,819	2,778
Complete Production Services ●	135,550	2,046
Matrix Service ●	190,821	2,028
Natural Gas Services Group ●	86,881	1,558
Penn Virginia	66,483	1,696
St. Mary Land & Exploration	44,066	1,773
Swift Energy ▼ ●	61,551	2,227

		14,106

Financials ⊳ – 27.9%
Affiliated Managers Group ▼ ●	45,631	3,841
Alexandria Real Estate Equities – REIT ▼	31,573	2,236
American Campus Communities – REIT ▼	72,343	2,038
Apollo Investment ▼	258,403	3,142
Bank of the Ozarks ▼	48,756	1,876
Cardtronics ●	132,599	1,848
Cedar Shopping Centers – REIT	277,456	2,209
Cogdell Spencer – REIT	211,907	1,606
Community Bank System ▼	117,029	2,887
Conseco ●	271,666	1,603
Delphi Financial Group, Class A ▼	117,921	3,243
DiamondRock Hospitality – REIT ▼	241,191	2,651
First Midwest Bancorp	248,708	3,780
FirstMerit ▼	152,500	3,584
FPIC Insurance Group ●	85,272	2,321
Heartland Financial USA ▼	95,458	1,824
Home Properties – REIT	48,426	2,406
IBERIABANK ▼	43,232	2,665
Knight Capital Group, Class A ● ▼	111,153	1,728
Mission West Properties – REIT	235,967	1,708
Piper Jaffray Companies ●	65,512	2,579
Presidential Life	101,095	1,191
SeaBright Insurance Holdings ▼	158,813	1,728
Texas Capital Bancshares ● ▼	130,217	2,591
U-Store-It Trust – REIT	240,832	2,076
Whitney Holding	125,745	1,723
WSFS Financial ▼	78,602	3,310

		64,394

Healthcare – 4.1%
Greatbatch ▼ ●	72,274	1,614
Hanger Orthopedic Group ●	121,364	2,262
ICON – ADR ●	42,496	1,240
LHC Group ▼ ●	74,344	2,535
MEDNAX ●	34,341	1,887

		9,538

Industrials – 18.8%
Actuant, Class A	109,239	2,505
Altra Holdings ●	171,141	2,595
ATC Technology ●	53,050	1,084
Atlas Air Worldwide Holdings ▼ ●	71,248	3,938
Brady, Class A	92,149	3,166
EMCOR Group ●	105,024	2,999
Ennis	100,739	1,863
GrafTech International ▼ ●	203,673	3,434
Horizon Lines, Class A ▼	297,398	1,627
Interface, Class A	226,970	2,969
Old Dominion Freight Line ●	66,751	2,395
PHH ▼ ●	96,316	2,185
Regal-Beloit	57,214	3,620
SFN Group ●	295,613	2,527
Sterling Construction ●	200,659	3,512
Triumph Group	38,747	3,005

		43,424

Information Technology – 13.1%
Amkor Technology ▼ ●	305,671	2,305
Bottomline Technologies ●	84,093	1,463
CACI International, Class A ●	20,367	966
Kenexa ●	93,920	1,410
MKS Instruments ●	99,505	2,257
Perficient ●	220,218	2,746
Plantronics	70,467	2,340
PMC-Sierra ●	192,212	1,701
Polycom ▼ ●	100,470	3,270
Progress Software ●	82,982	2,676
Rogers ●	65,516	2,193
TTM Technologies ▼ ●	312,639	3,395
United Online ▼	315,960	2,518
Virtusa ●	103,111	1,061

		30,301

Materials – 5.7%
Arch Chemicals	55,726	1,895
Buckeye Technologies ●	218,267	3,082
Commercial Metals	124,745	1,856
Kraton Performance Polymers ●	109,768	2,081
Minerals Technologies ▼	28,794	1,662
Rockwood Holdings ▼ ●	81,992	2,455

		13,031

Telecommunication Services – 1.1%
NTELOS Holdings ▼	73,208	1,437
PAETEC Holding ●	226,152	1,126

		2,563

Utilities – 3.5%
El Paso Electric ●	130,785	2,779
Northwest Natural Gas ▼	35,620	1,688
Portland General Electric ▼	77,438	1,539
Unitil ▼	93,777	2,071

		8,077

Total Common Stocks
(Cost $188,629)		223,358

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   45

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund (concluded)
DESCRIPTION	SHARES	FAIR VALUE >

Exchange-Traded Funds – 2.5%
iShares Dow Jones U.S. Real Estate Index Fund	60,786	$3,219
SPDR Metals & Mining ▼	26,466	1,476
SPDR S&P Biotech ▼	15,946	962

Total Exchange-Traded Funds
(Cost $5,825)		5,657

Short-Term Investment – 1.5%
First American Prime Obligations Fund, Class Z
0.066% Å Ω
(Cost $3,369)	3,369,332	3,369

Investment Purchased with Proceeds from Securities Lending – 30.1%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $69,531)	69,530,652	69,531

Total Investments ▲ – 130.9%
(Cost $267,354)		301,915

Other Assets and Liabilities, Net – (30.9)%		(71,251)

Total Net Assets – 100.0%		$230,664

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $65,297 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $267,354. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$43,632
Gross unrealized depreciation	(9,071)

Net unrealized appreciation	$34,561

ADR –	American Depositary Receipt

REIT –	Real Estate Investment Trust

Tactical Market Opportunities Fund
DESCRIPTION	SHARES/PAR	FAIR VALUE >

Exchange-Traded Funds – 32.4%
iShares iBoxx $ Investment Grade Corporate Bond Fund	1,400	$150
iShares JPMorgan USD Emerging Markets Bond Fund	1,450	151
iShares MSCI Brazil Index Fund	400	29
iShares Barclays 1-3 Year Credit Bond Fund	3,300	344
iShares iBoxx $ High Yield Corporate Bond Fund	2,550	228
iShares MSCI Israel Capped Investable Market Index Fund	500	28
Market Vectors Poland ●	1,500	38
Market Vectors Vietnam	600	16

Total Exchange-Traded Funds
(Cost $969)		984

U.S. Government & Agency Securities – 22.0%
U.S. Treasuries – 22.0%
U.S. Treasury Bond
4.500%, 08/15/2039	$450	448
U.S. Treasury Note
3.375%, 11/15/2019	225	220

Total U.S. Government & Agency Securities
(Cost $657)		668

Short-Term Investments – 35.4%
Money Market Fund – 26.4%
First American Prime Obligations Fund, Class Z
0.066% Å Ω	800,699	801

U.S. Treasury Obligation – 9.0%
U.S. Treasury Bill
0.099%, 05/20/2010 ☐	$275	275

Total Short-Term Investments
(Cost $1,076)		1,076

Total Investments ▲ – 89.8%
(Cost $2,702)		2,728

Other Assets and Liabilities, Net – 10.2%		311

Total Net Assets – 100.0%		$3,039

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $2,702. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$28
Gross unrealized depreciation	(2)

Net unrealized appreciation	$26

The accompanying notes are an integral part of the financial statements.

46   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Tactical Market Opportunities Fund (concluded)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

E-Mini MSCI Emerging Markets Index Futures	June 2010	8	$403	$1
FTSE/JSE Top 40 Index Futures	June 2010	3	105	1
IBEX 35 Index Futures	May 2010	(1)	(138)	14
Mexican Bolsa Index Futures	June 2010	(4)	(106)	1
Mexican Peso Futures	June 2010	1	40	—
Nikkei 225 Index Futures	June 2010	1	55	(1)
OMXS30 Index Futures	May 2010	2	29	—
Russell 2000 Mini Index Futures	June 2010	(12)	(859)	(54)
S&P 500 E-Mini Futures	June 2010	15	888	32

				$(6)

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   47

Statements of Assets and Liabilities	April 30, 2010 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Equity	Global		International	Large Cap Growth
	Income Fund	Infrastructure Fund	International Fund	Select Fund	Opportunities Fund

Unaffiliated investments, at cost	$578,578	$113,303	$597,241	$762,883	$467,880
Affiliated investments, at cost	5,442	—	—	—	95
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	188,079	—	—	—	193,614
Cash denominated in foreign currencies, at cost	—	39	10,965	7,259	—

ASSETS:
Unaffiliated investments, at fair value* (note 2)	$776,780	$116,670	$715,583	$810,810	$600,862
Affiliated investments, at fair value (note 2)	5,442	—	—	—	95
Affiliated investment purchased with proceeds from securities lending, at fair value (note 2)	188,079	—	—	—	193,614
Cash denominated in foreign currencies, at fair value (note 2)	—	39	10,809	7,202	—
Cash	—	—	—	—	4,173
Receivable for dividends and interest	1,157	272	2,380	2,362	268
Receivable for investments sold	—	8,491	10,298	8,528	15,295
Receivable for capital shares sold	3,637	894	392	757	96
Receivable for foreign withholding tax reclaim	—	2	768	274	—
Receivable for variation margin (note 2)	—	—	—	—	—
Receivable from advisor (note 3)	—	—	—	—	—
Prepaid expenses and other assets	34	32	34	30	29

Total assets	975,129	126,400	740,264	829,963	814,432

LIABILITIES:
Bank overdraft	—	208	9,118	5,247	—
Payable for investments purchased	—	8,857	10,111	9,347	15,427
Payable upon return of securities loaned (note 2)	188,079	—	—	—	193,614
Payable for capital shares redeemed	1,226	48	442	333	583
Payable for foreign withholding tax	—	—	—	—	—
Payable for variation margin (note 2)	—	—	932	528	—
Payable to affiliates (note 3)	602	70	736	781	477
Payable to custodian (note 3)	—	36	50	109	—
Payable for distribution and shareholder servicing fees	35	14	10	1	21
Accrued expenses and other liabilities	23	14	33	15	20

Total liabilities	189,965	9,247	21,432	16,361	210,142

Net assets	$785,164	$117,153	$718,832	$813,602	$604,290

COMPOSITION OF NET ASSETS:
Portfolio capital	$600,768	$110,681	$623,452	$812,479	$540,243
Undistributed (distributions in excess of) net investment income	1,675	336	2,134	2,407	156
Accumulated net realized gain (loss) on investments, futures contracts, and foreign currency transactions	(15,481)	2,769	(26,450)	(51,175)	(69,091)
Net unrealized appreciation (depreciation) of:
Investments	198,202	3,367	118,342	47,927	132,982
Futures contracts	—	—	1,574	2,051	—
Foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	(220)	(87)	—

Net assets	$785,164	$117,153	$718,832	$813,602	$604,290

*Including securities loaned, at value	$178,120	$—	$—	$—	$182,694

The accompanying notes are an integral part of the financial statements.

48   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Large Cap	Large Cap				Quantitative
Select	Value	Mid Cap Growth	Mid Cap	Mid Cap	Large Cap	Real Estate	Small Cap Growth	Small Cap	Small Cap	Tactical Market
Fund	Fund	Opportunities Fund	Select Fund	Value Fund	Core Fund	Securities Fund	Opportunities Fund	Select Fund	Value Fund	Opportunities Fund

$115,851	$362,280	$1,069,303	$35,253	$526,232	$153,045	$1,464,755	$160,664	$660,199	$194,454	$1,901
4,313	1,143	1,127	—	7,335	26,003	10,200	7,463	32,013	3,369	801
51,429	91,203	550,334	20,326	194,169	26,464	849,724	78,730	272,384	69,531	—
—	—	—	—	—	—	—	—	—	—	25

$139,684	$394,848	$1,329,026	$42,993	$633,012	$164,839	$1,752,176	$190,049	$786,679	$229,015	$1,927
4,313	1,143	1,127	—	7,335	26,003	10,200	7,463	28,074	3,369	801
51,429	91,203	550,334	20,326	194,169	26,464	849,724	78,730	272,384	69,531	—
—	—	—	—	—	—	—	—	—	—	25
—	—	9,150	—	—	4	—	—	—	—	—
59	427	253	13	169	108	1,249	18	563	89	8
2,561	11,089	33,048	549	16,531	—	21,704	1,971	26,499	—	311
149	72	4,153	27	487	62	12,992	141	1,271	236	—
—	—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—	4
—	—	—	—	—	—	—	—	—	—	12
29	74	36	25	52	35	120	51	40	30	1

198,224	498,856	1,927,127	63,933	851,755	217,515	2,648,165	278,423	1,115,510	302,270	3,089

—	—	—	125	—	—	—	—	—	—	25
4,491	9,354	12,231	—	15,266	—	31,979	3,133	19,999	1,686	—
51,429	91,203	550,334	20,326	194,169	26,464	849,724	78,730	272,384	69,531	—
202	392	1,839	44	1,006	47	2,717	75	2,628	162	—
—	—	—	—	—	—	3	—	—	—	—
—	—	—	—	—	509	—	—	—	—	—
121	327	1,101	51	535	59	1,289	194	657	201	16
—	—	—	—	—	—	—	—	—	—	—
1	15	84	7	42	—	157	12	105	10	—
20	21	22	14	20	14	19	15	5	16	9

56,264	101,312	565,611	20,567	211,038	27,093	885,888	82,159	295,778	71,606	50

$141,960	$397,544	$1,361,516	$43,366	$640,717	$190,422	$1,762,277	$196,264	$819,732	$230,664	$3,039

$215,973	$468,195	$1,258,764	$161,597	$663,181	$189,299	$1,589,229	$195,792	$814,482	$251,380	$3,000
(18)	847	(2,717)	(54)	2,281	672	(288)	(602)	(975)	(688)	23
(97,828)	(104,066)	(154,254)	(125,917)	(131,525)	(11,416)	(114,085)	(28,311)	(116,316)	(54,589)	(4)

23,833	32,568	259,723	7,740	106,780	11,794	287,421	29,385	122,541	34,561	26
—	—	—	—	—	73	—	—	—	—	(6)
—	—	—	—	—	—	—	—	—	—	—

$141,960	$397,544	$1,361,516	$43,366	$640,717	$190,422	$1,762,277	$196,264	$819,732	$230,664	$3,039

$48,276	$86,370	$518,774	$19,118	$183,051	$25,249	$797,830	$74,851	$260,275	$65,297	$—

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   49

Statements of Assets and Liabilities  continued, all dollars are rounded to thousands (000), except per share data

	Equity	Global			International	Large Cap Growth
	Income Fund	Infrastructure Fund	International Fund		Select Fund	Opportunities Fund

Class A1:
Net assets	$118,662	$46,153	$28,088		$3,975	$63,818
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	9,527	5,465	2,454		437	2,251
Net asset value and redemption price per share	$12.46	$8.44	$11.44		$9.10	$28.36
Maximum offering price per share[2]	$13.19	$8.93	$12.11		$9.63	$30.01
Class B3:
Net assets	$6,444	—	$1,710		—	$4,103
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	524	—	164		—	157
Net asset value, offering price, and redemption price per share[4]	$12.28	—	$10.45		—	$26.06
Class C1:
Net assets	$7,710	$5,968	$2,910		$627	$4,379
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	627	711	267		70	165
Net asset value, offering price and redemption price per share[4]	$12.30	$8.39	$10.90		$9.03	$26.64
Class R1,5:
Net assets	$198	$7	$6		$21	$813
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	16	1	—	**	2	29
Net asset value, offering price, and redemption price per share	$12.45	$8.44	$11.45		$9.05	$28.01
Class Y:
Net assets	$652,150	$65,025	$686,118		$808,979	$531,177
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	51,898	7,674	59,228		88,823	18,103
Net asset value, offering price, and redemption price per share	$12.57	$8.47	$11.58		$9.11	$29.34

[1]	Share class is not offered by Tactical Market Opportunities Fund.

[2]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[3]	No new investments allowed in Class B shares, except for permitted exchanges and reinvestment of dividends. Certain funds do not offer Class B shares. See note 1 in Notes to Financial Statements.

[4]	Class B and Class C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

[5]	Share class is not offered by Mid Cap Select Fund and Quantitative Large Cap Core Fund.

**	Due to the presentation of the Financial Statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

50   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Large	Large	Mid	Mid			Real	Small Cap	Small	Small	Tactical
Cap	Cap	Cap Growth	Cap	Mid Cap	Quantitative	Estate	Growth	Cap	Cap	Market
Select	Value	Opportunities	Select	Value	Large Cap	Securities	Opportunities	Select	Value	Opportunities
Fund	Fund	Fund	Fund	Fund	Core Fund	Fund	Fund	Fund	Fund	Fund

$3,906	$58,425	$280,039	$14,178	$82,908	$225	$486,981	$39,307	$353,742	$35,274	—
333	3,959	8,094	1,521	3,738	11	29,417	2,048	29,783	3,346	—
$11.73	$14.76	$34.60	$9.32	$22.18	$20.52	$16.55	$19.20	$11.88	$10.54	—
$12.41	$15.62	$36.61	$9.86	$23.47	$21.71	$17.51	$20.32	$12.57	$11.15	—

—	$1,737	$6,577	$1,600	$3,477	—	$3,200	$2,451	$5,246	—	—
—	122	216	202	166	—	198	145	556	—	—
—	$14.22	$30.40	$7.94	$20.93	—	$16.18	$16.86	$9.44	—	—

$197	$1,652	$14,675	$2,635	$12,607	$14	$36,809	$1,740	$19,449	$2,397	—
18	114	460	305	589	1	2,267	98	1,795	256	—
$11.34	$14.46	$31.89	$8.66	$21.42	$20.59	$16.23	$17.67	$10.83	$9.37	—

$84	$507	$36,199	—	$29,727	—	$85,310	$1,788	$33,788	$3,041	—
7	35	1,065	—	1,348	—	5,100	94	2,906	292	—
$11.64	$14.70	$34.01	—	$22.05	—	$16.73	$18.92	$11.63	$10.40	—

$137,773	$335,223	$1,024,026	$24,953	$511,998	$190,183	$1,149,977	$150,978	$407,507	$189,952	$3,039
11,698	22,598	27,542	2,570	22,945	9,255	68,720	7,311	31,628	17,531	300
$11.78	$14.83	$37.18	$9.71	$22.31	$20.55	$16.73	$20.65	$12.88	$10.84	$10.13

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   51

Statements of Operations	For the six-month period ended April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

					Large Cap
		Global			Growth
	Equity	Infrastructure	International	International	Opportunities
	Income Fund	Fund	Fund	Select Fund	Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$—	$1	$35	$83	$—
Dividends from unaffiliated investments	12,520	1,113	7,325	7,528	2,990
Dividends from affiliated money market fund	1	—	—	—	1
Less: Foreign taxes withheld	(157)	(93)	(588)	(587)	(10)
Securities lending income	54	—	—	—	78

Total investment income	12,418	1,021	6,772	7,024	3,059

EXPENSES (note 3):
Investment advisory fees	2,378	393	3,674	3,570	1,879
Administration fees	815	109	838	817	645
Transfer agent fees	130	57	97	52	130
Custodian fees	18	114	197	398	16
Legal fees	8	8	8	8	8
Audit fees	16	17	17	28	16
Registration fees	25	24	26	32	25
Postage & printing fees	33	2	32	16	25
Directors’ fees	15	15	15	15	15
Other expenses	12	10	12	11	11
Distribution and shareholder servicing fees:
Class A2	135	42	36	4	76
Class B3	35	—	9	—	22
Class C2	27	22	16	1	22
Class R2,4	—	—	—	—	2

Total expenses	3,647	813	4,977	4,952	2,892

Less: Fee waivers (note 3)	(2)	(313)	(361)	(513)	(1)
Less: Indirect payments from custodian (note 3)	—	—	—	—	—

Total net expenses	3,645	500	4,616	4,439	2,891

Investment income (loss) – net	8,773	521	2,156	2,585	168

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain (loss) on:
Unaffiliated investments	13,041	4,872	34,775	21,311	44,581
Futures contracts	—	—	(808)	(1,211)	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(1)	(4)	(1,203)	(738)	—
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	94,461	880	9,037	20,392	47,959
Affiliated investments	—	—	—	—	—
Futures contracts	—	—	3,651	4,415	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	(1)	(136)	(232)	—

Net gain on investments, futures contracts, and foreign currency transactions	107,501	5,747	45,316	43,937	92,540

Net increase in net assets resulting from operations	$116,274	$6,268	$47,472	$46,522	$92,708

[1]	For the period December 30, 2009 (commencement of operations) through April 30, 2010.
[2]	Class A, Class C, and Class R are not offered by the Tactical Market Opportunities Fund.
[3]	No new investments allowed in Class B shares, except for permitted exchanges and reinvestment of dividends. Certain funds do not offer Class B shares. See note 1 in Notes to Financial Statements.
[4]	Class R is not offered by Mid Cap Select Fund and Quantitative Large Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

52   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Large	Large	Mid Cap				Real	Small Cap	Small		Tactical
Cap	Cap	Growth	Mid Cap	Mid Cap	Quantitative	Estate	Growth	Cap		Market
Select	Value	Opportunities	Select	Value	Large Cap	Securities	Opportunities	Select	Small Cap	Opportunities
Fund	Fund	Fund	Fund	Fund	Core Fund	Fund	Fund	Fund	Value Fund	Fund[1]

$—	$—	$—	$—	$—	$1	$—	$—	$—	$—	$18
969	3,692	3,831	235	5,568	1,620	26,809	346	2,885	1,272	14
—	1	3	—	2	3	6	1	7	1	—
—	—	(8)	—	—	—	(50)	—	—	—	—
21	33	232	8	57	18	308	115	384	33	—

990	3,726	4,058	243	5,627	1,642	27,073	462	3,276	1,306	32

477	1,290	4,494	151	2,148	236	4,527	814	2,574	701	7
169	445	1,426	53	685	182	1,437	186	820	228	6
52	106	185	86	117	41	256	84	135	81	19
5	10	32	2	17	4	33	4	18	5	—
8	8	8	8	8	8	8	8	8	8	5
16	16	16	16	16	16	16	16	16	16	13
23	25	27	21	27	19	46	26	31	24	1
8	20	52	2	28	7	32	5	28	8	2
15	15	15	15	15	15	15	15	15	15	10
11	11	12	10	11	10	12	10	11	10	3

4	71	316	17	122	—	458	43	401	39	—
—	10	34	8	17	—	15	11	27	—	—
1	9	69	13	61	—	124	7	90	11	—
—	1	81	—	64	—	153	4	72	6	—

789	2,037	6,767	402	3,336	538	7,132	1,233	4,246	1,152	66

—	(1)	(5)	(114)	(2)	(187)	(9)	(177)	(9)	(1)	(57)
—	—	—	—	—	—	—	—	—	—	—

789	2,036	6,762	288	3,334	351	7,123	1,056	4,237	1,151	9

201	1,690	(2,704)	(45)	2,293	1,291	19,950	(594)	(961)	155	23

22,370	32,319	134,104	4,247	60,392	14,526	177,704	21,771	74,970	9,596	28
—	—	—	—	—	849	—	—	—	—	(29)
—	—	—	—	—	—	(1)	—	—	—	(3)

5,349	18,015	103,145	4,590	62,995	5,457	199,651	24,229	88,283	41,816	26
—	—	—	—	—	—	—	—	1,511	—	—
—	—	—	—	—	307	—	—	—	—	(6)
—	—	—	—	—	—	—	—	—	—	—

27,719	50,334	237,249	8,837	123,387	21,139	377,354	46,000	164,764	51,412	16

$27,920	$52,024	$234,545	$8,792	$125,680	$22,430	$397,304	$45,406	$163,803	$51,567	$39

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   53

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

			Global
	Equity		Infrastructure		International
	Income Fund		Fund		Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	4/30/10	Year Ended	4/30/10	Year Ended	4/30/10	Year Ended
	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09

OPERATIONS:
Investment income (loss) – net	$8,773	$20,246	$521	$1,028	$2,156	$7,837
Net realized gain (loss) on:
Unaffiliated investments	13,041	(14,066)	4,872	2,258	34,775	(59,460)
Futures contracts	—	—	—	—	(808)	(15,635)
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(1)	(1)	(4)	3	(1,203)	(2,356)
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	94,461	56,206	880	7,143	9,037	197,864
Futures contracts	—	—	—	—	3,651	14,698
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	(1)	2	(136)	(314)

Net increase in net assets resulting from operations	116,274	62,385	$6,268	$10,434	47,472	142,634

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,249)	(3,050)	(423)	(86)	(112)	(236)
Class B	(58)	(200)	—	—	—	—
Class C	(43)	(114)	(45)	—	—	—
Class R	(1)	(9)	—	—	—	—
Class Y	(7,839)	(19,001)	(658)	(262)	(4,307)	(8,282)

Total distributions	(9,190)	(22,374)	(1,126)	(348)	(4,419)	(8,518)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A2:
Proceeds from sales	11,142	9,072	26,650	16,619	1,310	3,228
Reinvestment of distributions	1,129	2,785	371	67	103	219
Payments for redemptions	(9,316)	(17,930)	(2,674)	(4,091)	(3,028)	(6,232)

Increase (decrease) in net assets from Class A transactions	2,955	(6,073)	24,347	12,595	(1,615)	(2,785)

Class B3:
Proceeds from sales	27	113	—	—	16	77
Reinvestment of distributions	55	187	—	—	—	—
Payments for redemptions (note 3)	(1,918)	(2,480)	—	—	(405)	(975)

Decrease in net assets from Class B transactions	(1,836)	(2,180)	—	—	(389)	(898)

Class C2:
Proceeds from sales	3,279	1,181	2,793	2,639	157	331
Reinvestment of distributions	39	107	40	—	—	—
Payments for redemptions (note 3)	(1,334)	(1,258)	(176)	(32)	(713)	(985)

Increase (decrease) in net assets from Class C transactions	1,984	30	2,657	2,607	(556)	(654)

Class R2,4:
Proceeds from sales	117	52	—	5	1	1
Reinvestment of distributions	2	9	—	—	—	—
Payments for redemptions	(65)	(452)	—	—	—	—

Increase (decrease) in net assets from Class R transactions	54	(391)	—	5	1	1

Class Y:
Proceeds from sales	63,349	127,721	32,605	41,075	21,533	54,320
Reinvestment of distributions	1,805	4,494	261	141	2,919	5,049
Payments for redemptions	(73,260)	(169,842)	(7,395)	(28,216)	(59,668)	(165,305)

Increase (decrease) in net assets from Class Y transactions	(8,106)	(37,627)	25,471	13,000	(35,216)	(105,936)

Increase (decrease) in net assets from capital share transactions	(4,949)	(46,241)	52,475	28,207	(37,775)	(110,272)

Increase in net assets from regulatory settlement proceeds (note 8)	—	—	—	—	—	359

Total increase (decrease) in net assets	102,135	(6,230)	57,617	38,293	5,278	24,203
Net assets at beginning of period	683,029	689,259	59,536	21,243	713,554	689,351

Net assets at end of period	$785,164	$683,029	$117,153	$59,536	$718,832	$713,554

Undistributed (distributions in excess of) net investment income at end of period	$1,675	$2,092	$336	$941	$2,134	$4,397

[1]	Commencement of operations.

[2]	Class A, Class C, and Class R are not offered by the Tactical Market Opportunities Fund.

[3]	No new investments allowed in Class B shares, except for permitted exchanges and reinvestment of dividends. Certain funds do not offer Class B shares. See note 1 in Notes to Financial Statements.

[4]	Class R is not offered by Mid Cap Select Fund and Quantitative Large Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

54   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

International		Large Cap Growth		Large Cap		Large Cap		Mid Cap Growth
Select Fund		Opportunities Fund		Select Fund		Value Fund		Opportunities Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
4/30/10	Year Ended	4/30/10	Year Ended	4/30/10	Year Ended	4/30/10	Year Ended	4/30/10	Year Ended
(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09

$2,585	$4,098	$168	$2,104	$201	$1,304	$1,690	$6,741	$(2,704)	$(1,648)

21,311	(45,089)	44,581	(66,901)	22,370	(49,896)	32,319	(81,898)	134,104	(161,489)
(1,211)	4,615	—	6,794	—	—	—	—	—	15,590

(738)	(1,097)	—	—	—	—	—	—	—	—

20,392	138,434	47,959	121,303	5,349	61,203	18,015	81,677	103,145	340,238
4,415	2,599	—	—	—	—	—	—	—	—

(232)	(53)	—	—	—	—	—	—	—	—

46,522	103,507	92,708	63,300	27,920	12,611	52,024	6,520	234,545	192,691

(7)	(30)	(112)	(59)	(19)	(15)	(728)	(635)	—	—
—	(2)	—	—	—	—	(10)	(21)	—	—
—	(1)	—	—	—	—	(7)	(15)	—	—
—	(1)	—	—	—	—	(4)	(2)	—	—
(2,439)	(6,078)	(1,994)	(1,833)	(1,121)	(1,109)	(5,078)	(4,702)	—	—

(2,446)	(6,112)	(2,106)	(1,892)	(1,140)	(1,124)	(5,827)	(5,375)	—	—

1,349	1,588	3,762	7,172	312	856	1,166	2,954	26,690	36,041
5	25	106	56	17	12	671	579	—	—
(624)	(1,027)	(6,555)	(9,957)	(362)	(1,480)	(5,429)	(9,418)	(24,202)	(51,431)

730	586	(2,687)	(2,729)	(33)	(612)	(3,592)	(5,885)	2,488	(15,390)

—	2	9	42	—	3	—	15	32	54
—	2	—	—	—	—	10	20	—	—
—	(298)	(1,358)	(1,629)	—	(324)	(793)	(1,394)	(1,434)	(1,623)

—	(294)	(1,349)	(1,587)	—	(321)	(783)	(1,359)	(1,402)	(1,569)

391	21	78	481	4	22	57	217	625	2,061
—	1	—	—	—	—	6	15	—	—
(15)	(61)	(897)	(845)	(29)	(36)	(649)	(869)	(1,323)	(3,972)

376	(39)	(819)	(364)	(25)	(14)	(586)	(637)	(698)	(1,911)

—	4	101	225	5	102	169	176	8,814	11,251
—	1	—	—	—	—	5	2	—	—
—	(42)	(72)	(114)	(1)	(55)	(50)	(35)	(5,232)	(10,412)

—	(37)	29	111	4	47	124	143	3,582	839

223,600	363,659	29,036	116,710	8,465	39,404	8,732	38,047	76,778	171,004
704	1,729	783	724	527	441	3,337	2,849	—	—
(43,843)	(127,280)	(60,415)	(106,659)	(44,533)	(111,700)	(51,497)	(107,134)	(139,823)	(142,727)

180,461	238,108	(30,596)	10,775	(35,541)	(71,855)	(39,428)	(66,238)	(63,045)	28,277

181,567	238,324	(35,422)	6,206	(35,595)	(72,755)	(44,265)	(73,976)	(59,075)	10,246

—	—	—	—	—	—	—	—	—	—

225,643	335,719	55,180	67,614	(8,815)	(61,268)	1,932	(72,831)	175,470	202,937
587,959	252,240	549,110	481,496	150,775	212,043	395,612	468,443	1,186,046	983,109

$813,602	$587,959	$604,290	$549,110	$141,960	$150,775	$397,544	$395,612	$1,361,516	$1,186,046

$2,407	$2,268	$156	$2,094	$(18)	$921	$847	$4,984	$(2,717)	$(13)

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   55

Statements of Changes in Net Assets	continued, all dollars are rounded to thousands (000)

	Mid Cap		Mid Cap		Quantitative
	Select Fund		Value Fund		Large Cap Core Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	4/30/10	Year Ended	4/30/10	Year Ended	4/30/10	Year Ended
	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09

OPERATIONS:
Investment income (loss) – net	$(45)	$297	$2,293	$9,075	$1,291	$2,193
Net realized gain (loss) on:
Unaffiliated investments	4,247	(16,427)	60,392	(84,621)	14,526	(18,929)
Affiliated investments	—	—	—	—	—	—
Futures contracts	—	994	—	—	849	1,549
Options written	—	(321)	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	4,590	18,365	62,995	147,981	5,457	27,924
Affiliated investments	—	—	—	—	—	—
Futures contracts	—	—	—	—	307	(358)

Net increase in net assets resulting from operations	8,792	2,908	125,680	72,435	22,430	12,379

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(37)	(4)	(1,055)	(600)	(4)	(1)
Class B	—	—	(15)	(2)	—	—
Class C	—	—	(46)	(7)	—	—
Class R	—	—	(180)	(90)	—	—
Class Y	(127)	(143)	(6,065)	(2,658)	(2,274)	(1,072)
Return of capital:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—

Total distributions	(164)	(147)	(7,361)	(3,357)	(2,278)	(1,073)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A2:
Proceeds from sales	714	1,858	9,104	29,555	9	130
Reinvestment of distributions	33	3	1,027	583	2	1
Payments for redemptions	(1,676)	(3,132)	(76,229)	(38,523)	(60)	(20)

Increase (decrease) in net assets from Class A transactions	(929)	(1,271)	(66,098)	(8,385)	(49)	111

Class B3:
Proceeds from sales	—	8	1	47	—	—
Reinvestment of distributions	—	—	14	2	—	—
Payments for redemptions (note 3)	(419)	(917)	(707)	(1,032)	—	—

Decrease in net assets from Class B transactions	(419)	(909)	(692)	(983)	—	—

Class C2:
Proceeds from sales	59	190	365	676	10	—
Reinvestment of distributions	—	—	41	7	—	—
Payments for redemptions (note 3)	(455)	(894)	(2,246)	(3,112)	—	(6)

Increase (decrease) in net assets from Class C transactions	(396)	(704)	(1,840)	(2,429)	10	(6)

Class R2,4:
Proceeds from sales	—	—	7,552	14,902	—	—
Reinvestment of distributions	—	—	180	90	—	—
Payments for redemptions	—	—	(8,741)	(16,399)	—	(3)

Increase (decrease) in net assets from Class R transactions	—	—	(1,009)	(1,407)	—	(3)

Class Y:
Proceeds from sales	1,713	10,760	24,723	66,387	55,036	94,121
Reinvestment of distributions	33	33	4,150	1,760	899	546
Payments for redemptions	(8,998)	(25,773)	(49,211)	(92,117)	(32,053)	(49,049)

Increase (decrease) in net assets from Class Y transactions	(7,252)	(14,980)	(20,338)	(23,970)	23,882	45,618

Increase (decrease) in net assets from capital share transactions	(8,996)	(17,864)	(89,977)	(37,174)	23,843	45,720

Total increase (decrease) in net assets	(368)	(15,103)	28,342	31,904	43,995	57,026
Net assets at beginning of period	43,734	58,837	612,375	580,471	146,427	89,401

Net assets at end of period	$43,366	$43,734	$640,717	$612,375	$190,422	$146,427

Undistributed (distributions in excess of) net investment income at end of period	$(54)	$155	$2,281	$7,349	$672	$1,659

[1]	Commencement of operations.

[2]	Class A, Class C, and Class R are not offered by the Tactical Market Opportunities Fund.

[3]	No new investments allowed in Class B shares, except for permitted exchanges and reinvestment of dividends. Certain funds do not offer Class B shares. See note 1 in Notes to Financial Statements.

[4]	Class R is not offered by Mid Cap Select Fund and Quantitative Large Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

56   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

								Tactical Market
Real Estate		Small Cap Growth		Small Cap		Small Cap		Opportunities
Securities Fund		Opportunities Fund		Select Fund		Value Fund		Fund

Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		12/30/09[1] to
4/30/10	Year Ended	4/30/10	Year Ended	4/30/10	Year ended	4/30/10	Year Ended	4/30/10
(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)

$19,950	$28,866	$(594)	$(810)	$(961)	$105	$155	$1,109	$23

177,704	(162,772)	21,771	(5,607)	74,970	(93,728)	9,596	(37,715)	28
—	(1,573)	—	—	—	(1,433)	—	—	—
—	—	—	—	—	—	—	—	(29)
—	—	—	—	—	—	—	—	—
(1)	(8)	—	—	—	—	—	—	(3)

199,651	203,043	24,229	27,775	88,283	176,157	41,816	39,307	26
—	(4,227)	—	—	1,511	1,710	—	—	—
—	—	—	—	—	—	—	—	(6)

397,304	63,329	45,406	21,358	163,803	82,811	51,567	2,701	39

(5,478)	(5,684)	—	—	—	—	(84)	(281)	—
(32)	(61)	—	—	—	—	—	(3)	—
(307)	(291)	—	—	—	—	—	(7)	—
(844)	(899)	—	—	—	—	(1)	(18)	—
(13,567)	(16,569)	—	—	(184)	—	(751)	(1,989)	—

—	(2,077)	—	—	—	—	—	—	—
—	(33)	—	—	—	—	—	—	—
—	(141)	—	—	—	—	—	—	—
—	(356)	—	—	—	—	—	—	—
—	(6,186)	—	—	—	—	—	—	—

(20,228)	(32,297)	—	—	(184)	—	(836)	(2,298)	—

150,489	197,810	3,024	3,534	90,841	148,270	832	5,254	—
5,076	7,096	—	—	—	—	81	270	—
(62,919)	(71,600)	(3,456)	(7,288)	(104,750)	(55,873)	(2,636)	(5,111)	—

92,646	133,306	(432)	(3,754)	(13,909)	92,397	(1,723)	413	—

15	51	37	47	5	46	—	16	—
27	81	—	—	—	—	—	3	—
(367)	(558)	(217)	(320)	(1,464)	(1,443)	—	(2,690)	—

(325)	(426)	(180)	(273)	(1,459)	(1,397)	—	(2,671)	—

13,784	8,357	291	271	584	1,427	188	201	—
212	338	—	—	—	—	—	6	—
(1,974)	(2,664)	(292)	(239)	(1,984)	(3,469)	(404)	(499)	—

12,022	6,031	(1)	32	(1,400)	(2,042)	(216)	(292)	—

27,896	25,869	559	1,204	6,413	7,603	629	1,693	—
844	1,255	—	—	—	—	1	18	—
(7,476)	(6,732)	(672)	(314)	(3,673)	(9,240)	(573)	(1,683)	—

21,264	20,392	(113)	890	2,740	(1,637)	57	28	—

392,202	382,082	21,743	26,506	40,423	68,946	11,988	17,091	3,000
9,427	14,186	—	—	133	—	634	1,747	—
(156,577)	(269,156)	(8,619)	(14,191)	(35,571)	(76,685)	(13,755)	(27,723)	—

245,052	127,112	13,124	12,315	4,985	(7,739)	(1,133)	(8,885)	3,000

370,659	286,415	12,398	9,210	(9,043)	79,582	(3,015)	(11,407)	3,000

747,735	317,447	57,804	30,568	154,576	162,393	47,716	(11,004)	3,039
1,014,542	697,095	138,460	107,892	665,156	502,763	182,948	193,952	—

$1,762,277	$1,014,542	$196,264	$138,460	$819,732	$665,156	$230,664	$182,948	$3,039

$(288)	$(10)	$(602)	$(8)	$(975)	$170	$(688)	$(7)	$23

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   57

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Equity Income Fund[1]
Class A
2010[2]	$10.76	$0.13	$1.71	$1.84	$(0.14)	$—	$(0.14)	$12.46
2009[3]	10.09	0.29	0.71	1.00	(0.33)	—	(0.33)	10.76
2008[3]	16.43	0.33	(5.28)	(4.95)	(0.29)	(1.10)	(1.39)	10.09
2007[3]	15.90	0.29	1.96	2.25	(0.29)	(1.43)	(1.72)	16.43
2006[3]	13.67	0.20	2.32	2.52	(0.21)	(0.08)	(0.29)	15.90
2005[4]	13.89	0.01	(0.22)	(0.21)	(0.01)	—	(0.01)	13.67
2005[5]	12.77	0.20	1.15	1.35	(0.22)	(0.01)	(0.23)	13.89
Class B
2010[2]	$10.61	$0.09	$1.67	$1.76	$(0.09)	$—	$(0.09)	$12.28
2009[3]	9.96	0.22	0.68	0.90	(0.25)	—	(0.25)	10.61
2008[3]	16.23	0.22	(5.19)	(4.97)	(0.20)	(1.10)	(1.30)	9.96
2007[3]	15.75	0.17	1.94	2.11	(0.20)	(1.43)	(1.63)	16.23
2006[3]	13.57	0.09	2.30	2.39	(0.13)	(0.08)	(0.21)	15.75
2005[4]	13.79	—	(0.22)	(0.22)	—	—	—	13.57
2005[5]	12.68	0.10	1.14	1.24	(0.12)	(0.01)	(0.13)	13.79
Class C
2010[2]	$10.63	$0.08	$1.69	$1.77	$(0.10)	$—	$(0.10)	$12.30
2009[3]	9.98	0.21	0.69	0.90	(0.25)	—	(0.25)	10.63
2008[3]	16.26	0.22	(5.20)	(4.98)	(0.20)	(1.10)	(1.30)	9.98
2007[3]	15.78	0.17	1.94	2.11	(0.20)	(1.43)	(1.63)	16.26
2006[3]	13.59	0.10	2.30	2.40	(0.13)	(0.08)	(0.21)	15.78
2005[4]	13.81	—	(0.22)	(0.22)	—	—	—	13.59
2005[5]	12.70	0.11	1.13	1.24	(0.12)	(0.01)	(0.13)	13.81
Class R
2010[2]	$10.76	$0.11	$1.70	$1.81	$(0.12)	$—	$(0.12)	$12.45
2009[3]	10.08	0.28	0.68	0.96	(0.28)	—	(0.28)	10.76
2008[3]	16.41	0.29	(5.26)	(4.97)	(0.26)	(1.10)	(1.36)	10.08
2007[3]	15.88	0.23	1.98	2.21	(0.25)	(1.43)	(1.68)	16.41
2006[3]	13.66	0.17	2.31	2.48	(0.18)	(0.08)	(0.26)	15.88
2005[4]	13.88	0.01	(0.23)	(0.22)	—	—	—	13.66
2005[5]	12.78	0.11	1.20	1.31	(0.20)	(0.01)	(0.21)	13.88
Class Y
2010[2]	$10.85	$0.14	$1.73	$1.87	$(0.15)	$—	$(0.15)	$12.57
2009[3]	10.18	0.32	0.70	1.02	(0.35)	—	(0.35)	10.85
2008[3]	16.55	0.36	(5.30)	(4.94)	(0.33)	(1.10)	(1.43)	10.18
2007[3]	16.00	0.33	1.98	2.31	(0.33)	(1.43)	(1.76)	16.55
2006[3]	13.76	0.24	2.33	2.57	(0.25)	(0.08)	(0.33)	16.00
2005[4]	13.98	0.01	(0.21)	(0.20)	(0.01)	(0.01)	(0.02)	13.76
2005[5]	12.85	0.24	1.15	1.39	(0.25)	(0.01)	(0.26)	13.98

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

58   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

17.13%	$118,662	1.19%	2.20%	1.19%	2.20%	18%
10.32	100,059	1.19	3.00	1.19	3.00	48
(32.51)	100,824	1.17	2.45	1.17	2.45	32
15.24	179,379	1.16	1.83	1.16	1.83	20
18.66	171,814	1.18	1.40	1.18	1.40	23
(1.53)	171,998	1.20	0.70	1.20	0.70	—
10.65	176,878	1.16	1.51	1.19	1.48	27

16.64%	$6,444	1.94%	1.50%	1.94%	1.50%	18%
9.41	7,237	1.94	2.28	1.94	2.28	48
(32.95)	9,113	1.92	1.69	1.92	1.69	32
14.40	16,893	1.91	1.09	1.91	1.09	20
17.76	19,845	1.93	0.65	1.93	0.65	23
(1.60)	21,003	1.95	(0.05)	1.95	(0.05)	—
9.86	21,639	1.91	0.78	1.94	0.75	27

16.66%	$7,710	1.94%	1.43%	1.94%	1.43%	18%
9.41	4,921	1.94	2.23	1.94	2.23	48
(32.95)	4,625	1.92	1.69	1.92	1.69	32
14.37	9,241	1.91	1.09	1.91	1.09	20
17.80	11,225	1.93	0.68	1.93	0.68	23
(1.59)	15,313	1.95	(0.05)	1.95	(0.05)	—
9.84	16,128	1.91	0.79	1.94	0.76	27

16.92%	$198	1.44%	1.88%	1.44%	1.88%	18%
9.92	122	1.45	2.94	1.45	2.94	48
(32.64)	535	1.42	2.20	1.42	2.20	32
14.98	940	1.41	1.48	1.41	1.48	20
18.33	511	1.43	1.14	1.57	1.00	23
(1.55)	418	1.45	0.45	1.60	0.30	—
10.33	415	1.41	0.83	1.59	0.65	27

17.31%	$652,150	0.94%	2.45%	0.94%	2.45%	18%
10.51	570,690	0.94	3.25	0.94	3.25	48
(32.29)	574,162	0.92	2.70	0.92	2.70	32
15.54	1,061,433	0.91	2.09	0.91	2.09	20
18.89	1,129,971	0.93	1.65	0.93	1.65	23
(1.50)	1,169,267	0.95	0.95	0.95	0.95	—
10.94	1,206,483	0.91	1.80	0.94	1.77	27

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   59

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Investment	End of
	of Period	Income	Investments	Operations	Income	Period

Global Infrastructure Fund[1]
Class A
2010[2]	$7.80	$0.05	$0.71	$0.76	$(0.12)	$8.44
2009[3]	6.43	0.16	1.29	1.45	(0.08)	7.80
2008[4]	10.00	0.05	(3.62)	(3.57)	—	6.43
Class C
2010[2]	$7.75	$0.01	$0.72	$0.73	$(0.09)	$8.39
2009[5]	6.48	0.11	1.24	1.35	(0.08)	7.75
Class R
2010[2]	$7.78	$0.03	$0.73	$0.76	$(0.10)	$8.44
2009[5]	6.48	0.14	1.24	1.38	(0.08)	7.78
Class Y
2010[2]	$7.82	$0.06	$0.72	$0.78	$(0.13)	$8.47
2009[3]	6.43	0.17	1.30	1.47	(0.08)	7.82
2008[4]	10.00	0.16	(3.73)	(3.57)	—	6.43

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	Commenced operations on December 17, 2007. All ratios for the period ended October 31, 2008 have been annualized, except total return and portfolio turnover.

[5]	For the period November 3, 2009, when the class of shares was offered, to April 30, 2009 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

60   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

9.81%	$46,153	1.25%	1.10%	1.97%	0.38%	161%
22.76	19,901	1.25	2.34	2.47	1.12	299
(35.70)	4,022	1.25	0.80	4.16	(2.11)	304

9.49%	$5,968	2.00%	0.34%	2.72%	(0.38)%	161%
21.00	3,034	2.00	1.59	3.22	0.37	299

9.78%	$7	1.50%	0.79%	2.22%	0.07%	161%
21.48	6	1.50	2.15	2.72	0.93	299

10.06%	$65,025	1.00%	1.33%	1.72%	0.61%	161%
23.14	36,595	1.00	2.57	2.22	1.35	299
(35.70)	17,221	0.99	2.18	3.90	(0.73)	304

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   61

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

International Fund [1]
Class A
2010[2]	$10.78	$0.02	$0.68	$0.70	$(0.04)	$—	$(0.04)	$11.44
2009[3]	8.68	0.09	2.09	2.18	(0.08)	—	(0.08)	10.78
2008[3]	17.15	0.26	(7.14)	(6.88)	(0.14)	(1.45)	(1.59)	8.68
2007[3]	14.80	0.15	2.59	2.74	(0.13)	(0.26)	(0.39)	17.15
2006[3]	12.01	0.12	2.80	2.92	(0.13)	—	(0.13)	14.80
2005[4]	12.24	0.01	(0.24)	(0.23)	—	—	—	12.01
2005[5]	10.19	0.09	2.02	2.11	(0.06)	—	(0.06)	12.24
Class B
2010[2]	$9.84	$(0.02)	$0.63	$0.61	$—	$—	$—	$10.45
2009[3]	7.92	0.02	1.90	1.92	—	—	—	9.84
2008[3]	15.78	0.14	(6.52)	(6.38)	(0.03)	(1.45)	(1.48)	7.92
2007[3]	13.65	0.03	2.39	2.42	(0.03)	(0.26)	(0.29)	15.78
2006[3]	11.09	0.02	2.58	2.60	(0.04)	—	(0.04)	13.65
2005[4]	11.31	—	(0.22)	(0.22)	—	—	—	11.09
2005[5]	9.43	—	1.88	1.88	—	—	—	11.31
Class C
2010[2]	$10.26	$(0.02)	$0.66	$0.64	$—	$—	$—	$10.90
2009[3]	8.25	0.02	1.99	2.01	—	—	—	10.26
2008[3]	16.36	0.15	(6.79)	(6.64)	(0.02)	(1.45)	(1.47)	8.25
2007[3]	14.13	0.03	2.48	2.51	(0.02)	(0.26)	(0.28)	16.36
2006[3]	11.47	0.02	2.67	2.69	(0.03)	—	(0.03)	14.13
2005[4]	11.70	—	(0.23)	(0.23)	—	—	—	11.47
2005[5]	9.76	—	1.94	1.94	—	—	—	11.70
Class R
2010[2]	$10.78	$0.01	$0.69	$0.70	$(0.03)	$—	$(0.03)	$11.45
2009[3]	8.67	0.07	2.11	2.18	(0.07)	—	(0.07)	10.78
2008[3]	17.17	0.19	(7.10)	(6.91)	(0.14)	(1.45)	(1.59)	8.67
2007[3]	14.81	0.10	2.61	2.71	(0.09)	(0.26)	(0.35)	17.17
2006[3]	11.94	0.05	2.82	2.87	—	—	—	14.81
2005[4]	12.17	(0.02)	(0.21)	(0.23)	—	—	—	11.94
2005[5]	10.11	0.09	1.97	2.06	—	—	—	12.17
Class Y
2010[2]	$10.92	$0.03	$0.70	$0.73	$(0.07)	$—	$(0.07)	$11.58
2009[3]	8.81	0.11	2.12	2.23	(0.12)	—	(0.12)	10.92
2008[3]	17.38	0.30	(7.24)	(6.94)	(0.18)	(1.45)	(1.63)	8.81
2007[3]	14.99	0.19	2.62	2.81	(0.16)	(0.26)	(0.42)	17.38
2006[3]	12.16	0.16	2.83	2.99	(0.16)	—	(0.16)	14.99
2005[4]	12.39	0.01	(0.24)	(0.23)	—	—	—	12.16
2005[5]	10.31	0.12	2.05	2.17	(0.09)	—	(0.09)	12.39

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[7]	During the period indicated, the fund received a regulatory settlement, which had no impact on total return.

The accompanying notes are an integral part of the financial statements.

62   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

6.53%	$28,088	1.49%	0.36%	1.59%	0.26%	25%
25.29 [7]	27,995	1.49	1.00	1.59	0.90	231
(43.82)	25,342	1.49	1.92	1.54	1.87	18
18.92	56,705	1.49	0.97	1.53	0.93	14
24.50	52,489	1.51	0.89	1.54	0.86	17
(1.88)	48,439	1.51	0.58	1.55	0.54	—
20.80	48,851	1.56	0.77	1.61	0.72	74

6.20%	$1,710	2.24%	(0.44)%	2.34%	(0.54)%	25%
24.24 [7]	1,976	2.24	0.23	2.34	0.13	231
(44.19)	2,499	2.24	1.16	2.29	1.11	18
18.05	6,668	2.24	0.22	2.28	0.18	14
23.50	7,172	2.26	0.15	2.29	0.12	17
(1.95)	6,632	2.26	(0.17)	2.30	(0.21)	—
19.94	6,819	2.31	—	2.36	(0.05)	74

6.24%	$2,910	2.24%	(0.43)%	2.34%	(0.53)%	25%
24.36 [7]	3,269	2.24	0.24	2.34	0.14	231
(44.21)	3,232	2.24	1.20	2.29	1.15	18
18.09	7,173	2.24	0.20	2.28	0.16	14
23.53	8,049	2.26	0.16	2.29	0.13	17
(1.97)	7,520	2.26	(0.17)	2.30	(0.21)	—
19.88	7,915	2.31	(0.01)	2.36	(0.06)	74

6.45%	$6	1.74%	0.14%	1.84%	0.04%	25%
25.39 [7]	5	1.74	0.73	1.84	0.63	231
(43.94)	2	1.74	1.40	1.79	1.35	18
18.66	4	1.74	0.60	1.78	0.56	14
24.04	1	1.76	0.39	1.91	0.24	17
(1.89)	1	1.76	0.33	1.95	0.14	—
20.38	163	1.81	0.77	2.01	0.57	74

6.68%	$686,118	1.24%	0.60%	1.34%	0.50%	25%
25.68 [7]	680,309	1.24	1.25	1.34	1.15	231
(43.68)	658,276	1.24	2.19	1.29	2.14	18
19.23	1,670,810	1.24	1.21	1.28	1.17	14
24.81	1,738,254	1.26	1.16	1.29	1.13	17
(1.86)	1,516,510	1.26	0.83	1.30	0.79	—
21.12	1,523,057	1.31	1.07	1.36	1.02	74

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   63

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

International Select Fund[1]
Class A
2010[2]	$8.48	$0.02	$0.62	$0.64	$(0.02)	$—	$(0.02)	$9.10
2009[3]	6.53	0.07	2.00	2.07	(0.12)	—	(0.12)	8.48
2008[3]	12.15	0.15	(5.52)	(5.37)	(0.06)	(0.19)	(0.25)	6.53
2007[4]	10.00	0.09	2.07	2.16	(0.01)	—	(0.01)	12.15
Class C
2010[2]	$8.42	$—	$0.61	$0.61	$—	$—	$—	$9.03
2009[3]	6.46	0.03	1.97	2.00	(0.04)	—	(0.04)	8.42
2008[3]	12.07	0.09	(5.48)	(5.39)	(0.03)	(0.19)	(0.22)	6.46
2007[4]	10.00	0.03	2.04	2.07	—	—	—	12.07
Class R
2010[2]	$8.42	$0.01	$0.62	$0.63	$—	$—	$—	$9.05
2009[3]	6.52	0.09	1.94	2.03	(0.13)	—	(0.13)	8.42
2008[3]	12.12	0.08	(5.46)	(5.38)	(0.03)	(0.19)	(0.22)	6.52
2007[4]	10.00	0.07	2.06	2.13	(0.01)	—	(0.01)	12.12
Class Y
2010[2]	$8.49	$0.03	$0.62	$0.65	$(0.03)	$—	$(0.03)	$9.11
2009[3]	6.55	0.08	2.01	2.09	(0.15)	—	(0.15)	8.49
2008[3]	12.17	0.17	(5.52)	(5.35)	(0.08)	(0.19)	(0.27)	6.55
2007[4]	10.00	0.13	2.05	2.18	(0.01)	—	(0.01)	12.17

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	Commenced operations on December 21, 2006. All ratios for the period ended October 31, 2007 have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

64   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.52%	$3,975	1.49%	0.46%	1.63%	0.32%	23%
32.32	3,029	1.49	1.04	1.76	0.77	64
(45.00)	1,904	1.49	1.52	1.70	1.31	63
21.58	3,228	1.49	0.95	1.89	0.55	45

7.24%	$627	2.24%	(0.07)%	2.38%	(0.21)%	23%
31.43	244	2.24	0.40	2.51	0.13	64
(45.39)	226	2.24	0.92	2.45	0.71	63
20.75	287	2.24	0.30	2.64	(0.10)	45

7.48%	$21	1.74%	0.16%	1.88%	0.02%	23%
31.99	19	1.74	1.30	2.01	1.03	64
(45.10)	48	1.74	0.90	1.95	0.69	63
21.27	17	1.74	0.77	2.14	0.37	45

7.70%	$808,979	1.24%	0.73%	1.38%	0.59%	23%
32.68	584,667	1.24	1.17	1.51	0.90	64
(44.86)	249,805	1.24	1.72	1.45	1.51	63
21.78	343,161	1.24	1.36	1.64	0.96	45

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   65

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset	Net	Unrealized		Distributions	Distributions			Net Asset
	Value	Investment	Gains	Total From	from Net	from Net	Distributions		Value
	Beginning	Income	(Losses) on	Investment	Investment	Realized	from Return	Total	End of
	of Period	(Loss)	Investments	Operations	Income	Gains	of Capital	Distributions	Period

Large Cap Growth Opportunities Fund[1]
Class A
2010[2]	$24.23	$(0.02)	$4.20	$4.18	$(0.05)	$—	$—	$(0.05)	$28.36
2009[3]	21.52	0.05	2.68	2.73	(0.02)	—	—	(0.02)	24.23
2008[3]	36.27	0.02	(11.65)	(11.63)	—	(3.12)	—	(3.12)	21.52
2007[3]	29.58	(0.05)	7.08	7.03	—	(0.34)	—	(0.34)	36.27
2006[3]	27.86	(0.02)	1.74	1.72	—	—	—	—	29.58
2005[4]	28.02	(0.01)	(0.15)	(0.16)	—	—	—	—	27.86
2005[5]	25.00	(0.01)	3.08	3.07	(0.04)	—	(0.01)	(0.05)	28.02
Class B
2010[2]	$22.31	$(0.11)	$3.86	$3.75	$—	$—	$—	$—	$26.06
2009[3]	19.93	(0.09)	2.47	2.38	—	—	—	—	22.31
2008[3]	34.08	(0.19)	(10.84)	(11.03)	—	(3.12)	—	(3.12)	19.93
2007[3]	28.01	(0.27)	6.68	6.41	—	(0.34)	—	(0.34)	34.08
2006[3]	26.58	(0.22)	1.65	1.43	—	—	—	—	28.01
2005[4]	26.75	(0.03)	(0.14)	(0.17)	—	—	—	—	26.58
2005[5]	24.02	(0.20)	2.96	2.76	(0.02)	—	(0.01)	(0.03)	26.75
Class C
2010[2]	$22.81	$(0.11)	$3.94	$3.83	$—	$—	$—	$—	$26.64
2009[3]	20.38	(0.10)	2.53	2.43	—	—	—	—	22.81
2008[3]	34.77	(0.19)	(11.08)	(11.27)	—	(3.12)	—	(3.12)	20.38
2007[3]	28.58	(0.28)	6.81	6.53	—	(0.34)	—	(0.34)	34.77
2006[3]	27.12	(0.23)	1.69	1.46	—	—	—	—	28.58
2005[4]	27.29	(0.03)	(0.14)	(0.17)	—	—	—	—	27.12
2005[5]	24.51	(0.20)	3.00	2.80	(0.01)	—	(0.01)	(0.02)	27.29
Class R
2010[2]	$23.92	$(0.05)	$4.14	$4.09	$—	$—	$—	$—	$28.01
2009[3]	21.26	(0.01)	2.67	2.66	—	—	—	—	23.92
2008[3]	35.97	(0.05)	(11.54)	(11.59)	—	(3.12)	—	(3.12)	21.26
2007[3]	29.41	(0.12)	7.02	6.90	—	(0.34)	—	(0.34)	35.97
2006[3]	27.78	(0.09)	1.72	1.63	—	—	—	—	29.41
2005[4]	27.94	(0.02)	(0.14)	(0.16)	—	—	—	—	27.78
2005[5]	24.98	(0.16)	3.17	3.01	(0.05)	—	— (6)	(0.05)	27.94
Class Y
2010[2]	$25.09	$0.01	$4.35	$4.36	$(0.11)	$—	$—	$(0.11)	$29.34
2009[3]	22.31	0.11	2.77	2.88	(0.10)	—	—	(0.10)	25.09
2008[3]	37.42	0.10	(12.07)	(11.97)	(0.02)	(3.12)	—	(3.14)	22.31
2007[3]	30.48	0.03	7.30	7.33	(0.05)	(0.34)	—	(0.39)	37.42
2006[3]	28.64	0.05	1.79	1.84	—	—	—	—	30.48
2005[4]	28.79	(0.01)	(0.14)	(0.15)	—	—	—	—	28.64
2005[5]	25.63	0.07	3.15	3.22	(0.04)	—	(0.02)	(0.06)	28.79

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Includes a tax return of capital of less than $0.01.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

66   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

17.25%	$63,818	1.21%	(0.15)%	1.21%	(0.15)%	58%
12.73	56,963	1.22	0.24	1.22	0.24	112
(34.81)	53,430	1.20	0.07	1.20	0.07	92
24.01	96,514	1.19	(0.15)	1.19	(0.15)	102
6.17	90,285	1.19	(0.07)	1.19	(0.07)	94
(0.57)	104,960	1.21	(0.47)	1.21	(0.47)	6
12.30	107,079	1.17	(0.03)	1.20	(0.06)	103

16.81%	$4,103	1.96%	(0.88)%	1.96%	(0.88)%	58%
11.94	4,749	1.97	(0.48)	1.97	(0.48)	112
(35.33)	5,907	1.95	(0.68)	1.95	(0.68)	92
23.13	11,955	1.94	(0.90)	1.94	(0.90)	102
5.38	13,990	1.94	(0.82)	1.94	(0.82)	94
(0.64)	19,601	1.96	(1.22)	1.96	(1.22)	6
11.47	20,239	1.92	(0.77)	1.95	(0.80)	103

16.79%	$4,379	1.96%	(0.89)%	1.96%	(0.89)%	58%
11.92	4,509	1.97	(0.51)	1.97	(0.51)	112
(35.31)	4,368	1.95	(0.68)	1.95	(0.68)	92
23.09	8,506	1.94	(0.90)	1.94	(0.90)	102
5.38	8,424	1.94	(0.82)	1.94	(0.82)	94
(0.62)	10,739	1.96	(1.22)	1.96	(1.22)	6
11.44	11,147	1.92	(0.78)	1.95	(0.81)	103

17.10%	$813	1.46%	(0.41)%	1.46%	(0.41)%	58%
12.51	667	1.47	(0.05)	1.47	(0.05)	112
(35.00)	454	1.45	(0.18)	1.45	(0.18)	92
23.70	566	1.44	(0.39)	1.44	(0.39)	102
5.87	558	1.44	(0.32)	1.57	(0.45)	94
(0.57)	290	1.46	(0.72)	1.61	(0.87)	6
12.04	290	1.42	(0.57)	1.60	(0.75)	103

17.38%	$531,177	0.96%	0.10%	0.96%	0.10%	58%
13.02	482,222	0.97	0.48	0.97	0.48	112
(34.65)	417,337	0.95	0.32	0.95	0.32	92
24.32	749,865	0.94	0.11	0.94	0.11	102
6.42	793,853	0.94	0.18	0.94	0.18	94
(0.52)	849,194	0.96	(0.22)	0.96	(0.22)	6
12.58	849,382	0.92	0.26	0.95	0.23	103

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   67

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Large Cap Select Fund[1]
Class A
2010[2]	$9.80	$—	$1.99	$1.99	$(0.06)	$—	$(0.06)	$11.73
2009[3]	8.83	0.04	0.97	1.01	(0.04)	—	(0.04)	9.80
2008[3]	17.05	0.06	(6.04)	(5.98)	(0.04)	(2.20)	(2.24)	8.83
2007[3]	15.18	0.03	2.12	2.15	(0.03)	(0.25)	(0.28)	17.05
2006[3]	14.30	0.06	1.48	1.54	(0.06)	(0.60)	(0.66)	15.18
2005[4]	14.47	—	(0.17)	(0.17)	—	—	—	14.30
2005[5]	12.52	0.06	2.15	2.21	(0.06)	(0.20)	(0.26)	14.47
Class C
2010[2]	$9.46	$(0.04)	$1.92	$1.88	$—	$—	$—	$11.34
2009[3]	8.56	(0.02)	0.93	0.91	(0.01)	—	(0.01)	9.46
2008[3]	16.69	(0.03)	(5.90)	(5.93)	—	(2.20)	(2.20)	8.56
2007[3]	14.95	(0.09)	2.08	1.99	—	(0.25)	(0.25)	16.69
2006[3]	14.13	(0.05)	1.48	1.43	(0.01)	(0.60)	(0.61)	14.95
2005[4]	14.31	(0.01)	(0.17)	(0.18)	—	—	—	14.13
2005[5]	12.43	(0.05)	2.14	2.09	(0.01)	(0.20)	(0.21)	14.31
Class R
2010[2]	$9.74	$(0.01)	$1.97	$1.96	$(0.06)	$—	$(0.06)	$11.64
2009[3]	8.78	0.01	0.98	0.99	(0.03)	—	(0.03)	9.74
2008[3]	16.97	0.03	(6.00)	(5.97)	(0.02)	(2.20)	(2.22)	8.78
2007[3]	15.12	—	2.11	2.11	(0.01)	(0.25)	(0.26)	16.97
2006[3]	14.26	0.01	1.49	1.50	(0.04)	(0.60)	(0.64)	15.12
2005[4]	14.43	(0.01)	(0.16)	(0.17)	—	—	—	14.26
2005[5]	12.49	0.02	2.15	2.17	(0.03)	(0.20)	(0.23)	14.43
Class Y
2010[2]	$9.85	$0.02	$1.99	$2.01	$(0.08)	$—	$(0.08)	$11.78
2009[3]	8.87	0.07	0.96	1.03	(0.05)	—	(0.05)	9.85
2008[3]	17.10	0.09	(6.05)	(5.96)	(0.07)	(2.20)	(2.27)	8.87
2007[3]	15.22	0.07	2.13	2.20	(0.07)	(0.25)	(0.32)	17.10
2006[3]	14.33	0.10	1.49	1.59	(0.10)	(0.60)	(0.70)	15.22
2005[4]	14.49	—	(0.16)	(0.16)	—	—	—	14.33
2005[5]	12.53	0.09	2.16	2.25	(0.09)	(0.20)	(0.29)	14.49

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

68   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

20.31%	$3,906	1.32%	0.00%	1.32%	0.00%	64%
11.54	3,292	1.29	0.52	1.29	0.52	185
(39.81)	3,608	1.21	0.49	1.21	0.49	210
14.36	7,998	1.19	0.20	1.19	0.20	138
11.07	7,152	1.20	0.41	1.20	0.41	112
(1.17)	5,682	1.19	(0.20)	1.19	(0.20)	8
17.83	5,299	1.17	0.41	1.22	0.36	176

19.87%	$197	2.07%	(0.74)%	2.07%	(0.74)%	64%
10.64	186	2.05	(0.23)	2.05	(0.23)	185
(40.38)	180	1.96	(0.26)	1.96	(0.26)	210
13.45	325	1.94	(0.57)	1.94	(0.57)	138
10.36	248	1.95	(0.35)	1.95	(0.35)	112
(1.26)	180	1.94	(0.95)	1.94	(0.95)	8
16.91	182	1.92	(0.35)	1.97	(0.40)	176

20.15%	$84	1.57%	(0.27)%	1.57%	(0.27)%	64%
11.31	66	1.56	0.12	1.56	0.12	185
(39.94)	20	1.46	0.24	1.46	0.24	210
14.09	37	1.44	0.02	1.44	0.02	138
10.79	118	1.45	0.08	1.57	(0.04)	112
(1.18)	2	1.44	(0.45)	1.59	(0.60)	8
17.54	2	1.42	0.14	1.62	(0.06)	176

20.46%	$137,773	1.07%	0.28%	1.07%	0.28%	64%
11.81	147,231	1.04	0.82	1.04	0.82	185
(39.63)	207,904	0.96	0.74	0.96	0.74	210
14.65	449,201	0.94	0.45	0.94	0.45	138
11.37	476,154	0.95	0.66	0.95	0.66	112
(1.10)	341,061	0.94	0.05	0.94	0.05	8
18.14	329,656	0.92	0.67	0.97	0.62	176

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   69

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total From	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Large Cap Value Fund[1]
Class A
2010[2]	$13.14	$0.05	$1.75	$1.80	$(0.18)	$—	$(0.18)	$14.76
2009[3]	12.88	0.18	0.22	0.40	(0.14)	—	(0.14)	13.14
2008[3]	22.61	0.25	(7.02)	(6.77)	(0.16)	(2.80)	(2.96)	12.88
2007[3]	22.12	0.23	2.19	2.42	(0.24)	(1.69)	(1.93)	22.61
2006[3]	19.56	0.21	3.19	3.40	(0.21)	(0.63)	(0.84)	22.12
2005[4]	20.06	—	(0.50)	(0.50)	—	—	—	19.56
2005[5]	17.21	0.17	2.85	3.02	(0.17)	—	(0.17)	20.06
Class B
2010[2]	$12.61	$(0.01)	$1.68	$1.67	$(0.06)	$—	$(0.06)	$14.22
2009[3]	12.39	0.09	0.21	0.30	(0.08)	—	(0.08)	12.61
2008[3]	21.92	0.11	(6.77)	(6.66)	(0.07)	(2.80)	(2.87)	12.39
2007[3]	21.54	0.07	2.12	2.19	(0.12)	(1.69)	(1.81)	21.92
2006[3]	19.12	0.06	3.11	3.17	(0.12)	(0.63)	(0.75)	21.54
2005[4]	19.62	(0.01)	(0.49)	(0.50)	—	—	—	19.12
2005[5]	16.87	0.03	2.78	2.81	(0.06)	—	(0.06)	19.62
Class C
2010[2]	$12.81	$(0.01)	$1.71	$1.70	$(0.05)	$—	$(0.05)	$14.46
2009[3]	12.59	0.09	0.21	0.30	(0.08)	—	(0.08)	12.81
2008[3]	22.21	0.11	(6.86)	(6.75)	(0.07)	(2.80)	(2.87)	12.59
2007[3]	21.81	0.07	2.14	2.21	(0.12)	(1.69)	(1.81)	22.21
2006[3]	19.35	0.06	3.15	3.21	(0.12)	(0.63)	(0.75)	21.81
2005[4]	19.85	(0.01)	(0.49)	(0.50)	—	—	—	19.35
2005[5]	17.07	0.03	2.81	2.84	(0.06)	—	(0.06)	19.85
Class R
2010[2]	$13.09	$0.03	$1.74	$1.77	$(0.16)	$—	$(0.16)	$14.70
2009[3]	12.85	0.13	0.23	0.36	(0.12)	—	(0.12)	13.09
2008[3]	22.57	0.20	(6.99)	(6.79)	(0.13)	(2.80)	(2.93)	12.85
2007[3]	22.10	0.17	2.17	2.34	(0.18)	(1.69)	(1.87)	22.57
2006[3]	19.55	0.12	3.23	3.35	(0.17)	(0.63)	(0.80)	22.10
2005[4]	20.06	(0.01)	(0.50)	(0.51)	—	—	—	19.55
2005[5]	17.22	0.12	2.85	2.97	(0.13)	—	(0.13)	20.06
Class Y
2010[2]	$13.23	$0.06	$1.75	$1.81	$(0.21)	$—	$(0.21)	$14.83
2009[3]	12.95	0.21	0.23	0.44	(0.16)	—	(0.16)	13.23
2008[3]	22.69	0.29	(7.04)	(6.75)	(0.19)	(2.80)	(2.99)	12.95
2007[3]	22.19	0.29	2.18	2.47	(0.28)	(1.69)	(1.97)	22.69
2006[3]	19.62	0.26	3.21	3.47	(0.27)	(0.63)	(0.90)	22.19
2005[4]	20.12	—	(0.50)	(0.50)	—	—	—	19.62
2005[5]	17.26	0.22	2.86	3.08	(0.22)	—	(0.22)	20.12

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

70   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

13.75%	$58,425	1.23%	0.64%	1.23%	0.64%	68%
3.24	55,401	1.22	1.49	1.22	1.49	68
(34.00)	60,870	1.19	1.41	1.19	1.41	90
11.60	113,223	1.17	1.05	1.17	1.05	81
17.93	115,438	1.19	1.05	1.19	1.05	55
(2.48)	118,443	1.21	(0.17)	1.21	(0.17)	2
17.62	121,809	1.17	0.90	1.20	0.87	61

13.29%	$1,737	1.98%	(0.08)%	1.98%	(0.08)%	68%
2.48	2,266	1.97	0.83	1.97	0.83	68
(34.51)	3,750	1.94	0.65	1.94	0.65	90
10.76	7,973	1.92	0.31	1.92	0.31	81
17.04	9,815	1.94	0.32	1.94	0.32	55
(2.55)	13,826	1.96	(0.92)	1.96	(0.92)	2
16.70	14,876	1.92	0.15	1.95	0.12	61

13.29%	$1,652	1.98%	(0.09)%	1.98%	(0.09)%	68%
2.47	2,016	1.97	0.76	1.97	0.76	68
(34.46)	2,643	1.94	0.66	1.94	0.66	90
10.71	4,587	1.92	0.31	1.92	0.31	81
17.05	5,174	1.94	0.30	1.94	0.30	55
(2.52)	5,399	1.96	(0.92)	1.96	(0.92)	2
16.75	5,710	1.92	0.15	1.95	0.12	61

13.59%	$507	1.48%	0.36%	1.48%	0.36%	68%
2.96	340	1.47	1.06	1.47	1.06	68
(34.13)	174	1.44	1.18	1.44	1.18	90
11.25	188	1.42	0.78	1.42	0.78	81
17.63	164	1.44	0.58	1.55	0.47	55
(2.54)	7	1.46	(0.42)	1.61	(0.57)	2
17.34	7	1.42	0.61	1.60	0.43	61

13.76%	$335,223	0.98%	0.90%	0.98%	0.90%	68%
3.54	335,589	0.97	1.76	0.97	1.76	68
(33.80)	401,006	0.94	1.66	0.94	1.66	90
11.83	726,512	0.92	1.30	0.92	1.30	81
18.23	825,633	0.94	1.29	0.94	1.29	55
(2.47)	740,511	0.96	0.08	0.96	0.08	2
17.92	764,679	0.92	1.17	0.95	1.14	61

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   71

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Loss	Investments	Operations	Gains	Period

Mid Cap Growth Opportunities Fund[1]
Class A
2010[2]	$28.83	$(0.09)	$5.86	$5.77	$—	$34.60
2009[3]	23.88	(0.08)	5.03	4.95	—	28.83
2008[3]	46.57	(0.16)	(17.86)	(18.02)	(4.67)	23.88
2007[3]	41.43	(0.24)	9.19	8.95	(3.81)	46.57
2006[3]	40.77	(0.11)	5.04	4.93	(4.27)	41.43
2005[4]	41.55	(0.02)	(0.76)	(0.78)	—	40.77
2005[5]	38.19	(0.24)	9.65	9.41	(6.05)	41.55
Class B
2010[2]	$25.43	$(0.19)	$5.16	$4.97	$—	$30.40
2009[3]	21.22	(0.23)	4.44	4.21	—	25.43
2008[3]	42.21	(0.38)	(15.94)	(16.32)	(4.67)	21.22
2007[3]	38.15	(0.51)	8.38	7.87	(3.81)	42.21
2006[3]	38.12	(0.38)	4.68	4.30	(4.27)	38.15
2005[4]	38.87	(0.05)	(0.70)	(0.75)	—	38.12
2005[5]	36.31	(0.51)	9.12	8.61	(6.05)	38.87
Class C
2010[2]	$26.67	$(0.20)	$5.42	$5.22	$—	$31.89
2009[3]	22.26	(0.24)	4.65	4.41	—	26.67
2008[3]	44.03	(0.40)	(16.70)	(17.10)	(4.67)	22.26
2007[3]	39.65	(0.53)	8.72	8.19	(3.81)	44.03
2006[3]	39.46	(0.40)	4.86	4.46	(4.27)	39.65
2005[4]	40.23	(0.05)	(0.72)	(0.77)	—	39.46
2005[5]	37.40	(0.53)	9.41	8.88	(6.05)	40.23
Class R
2010[2]	$28.37	$(0.13)	$5.77	$5.64	$—	$34.01
2009[3]	23.56	(0.14)	4.95	4.81	—	28.37
2008[3]	46.11	(0.24)	(17.64)	(17.88)	(4.67)	23.56
2007[3]	41.15	(0.34)	9.11	8.77	(3.81)	46.11
2006[3]	40.61	(0.23)	5.04	4.81	(4.27)	41.15
2005[4]	41.40	(0.03)	(0.76)	(0.79)	—	40.61
2005[5]	38.15	(0.31)	9.61	9.30	(6.05)	41.40
Class Y
2010[2]	$30.94	$(0.06)	$6.30	$6.24	$—	$37.18
2009[3]	25.57	(0.02)	5.39	5.37	—	30.94
2008[3]	49.40	(0.07)	(19.09)	(19.16)	(4.67)	25.57
2007[3]	43.62	(0.14)	9.73	9.59	(3.81)	49.40
2006[3]	42.61	(0.01)	5.29	5.28	(4.27)	43.62
2005[4]	43.42	(0.02)	(0.79)	(0.81)	—	42.61
2005[5]	39.58	(0.16)	10.05	9.89	(6.05)	43.42

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

72   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Loss to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses	Loss	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

20.01%	$280,039	1.23%	(0.60)%	1.23%	(0.60)%	58%
20.73	231,743	1.23	(0.33)	1.23	(0.33)	123
(42.75)	209,052	1.22	(0.43)	1.22	(0.43)	113
23.36	425,995	1.21	(0.56)	1.21	(0.56)	96
12.69	322,385	1.23	(0.26)	1.23	(0.26)	75
(1.88)	314,830	1.23	(0.72)	1.23	(0.72)	9
26.25	317,906	1.21	(0.62)	1.24	(0.65)	107

19.54%	$6,577	1.98%	(1.33)%	1.98%	(1.33)%	58%
19.84	6,762	1.98	(1.06)	1.98	(1.06)	123
(43.18)	7,241	1.97	(1.18)	1.97	(1.18)	113
22.47	15,820	1.96	(1.31)	1.96	(1.31)	96
11.83	15,605	1.98	(1.02)	1.98	(1.02)	75
(1.93)	14,586	1.98	(1.47)	1.98	(1.47)	9
25.29	14,922	1.96	(1.40)	1.99	(1.43)	107

19.57%	$14,675	1.98%	(1.34)%	1.98%	(1.34)%	58%
19.81	12,894	1.98	(1.07)	1.98	(1.07)	123
(43.16)	13,011	1.97	(1.18)	1.97	(1.18)	113
22.42	28,891	1.96	(1.31)	1.96	(1.31)	96
11.84	19,540	1.98	(1.02)	1.98	(1.02)	75
(1.91)	15,435	1.98	(1.47)	1.98	(1.47)	9
25.27	17,079	1.96	(1.40)	1.99	(1.43)	107

19.88%	$36,199	1.48%	(0.85)%	1.48%	(0.85)%	58%
20.42	26,822	1.48	(0.59)	1.48	(0.59)	123
(42.88)	21,246	1.47	(0.69)	1.47	(0.69)	113
23.06	29,490	1.46	(0.81)	1.46	(0.81)	96
12.41	17,853	1.48	(0.57)	1.61	(0.70)	75
(1.91)	5,502	1.48	(0.97)	1.63	(1.12)	9
25.95	5,501	1.46	(0.77)	1.64	(0.95)	107

20.17%	$1,024,026	0.98%	(0.34)%	0.98%	(0.34)%	58%
21.00	907,825	0.98	(0.09)	0.98	(0.09)	123
(42.59)	732,559	0.97	(0.18)	0.97	(0.18)	113
23.68	1,478,374	0.96	(0.31)	0.96	(0.31)	96
12.98	1,243,776	0.98	(0.02)	0.98	(0.02)	75
(1.86)	1,238,595	0.98	(0.47)	0.98	(0.47)	9
26.57	1,273,320	0.96	(0.40)	0.99	(0.43)	107

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   73

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Investment	End of
	of Period	Income (Loss)	Investments	Operations	Income	Period

Mid Cap Select Fund[1,2]
Class A
2010[3]	$7.65	$(0.01)	$1.70	$1.69	$(0.02)	$9.32
2009[4]	7.00	0.03	0.62	0.65	—	7.65
2008[4]	10.64	(0.01)	(3.63)	(3.64)	—	7.00
2007[4]	9.57	(0.02)	1.09	1.07	—	10.64
2006[4]	8.03	0.01	1.53	1.54	—	9.57
2005[5]	8.31	(0.01)	(0.27)	(0.28)	—	8.03
2005[6]	7.40	(0.07)	0.98	0.91	—	8.31
Class B
2010[3]	$6.52	$(0.04)	$1.46	$1.42	$—	$7.94
2009[4]	6.01	(0.01)	0.52	0.51	—	6.52
2008[4]	9.21	(0.07)	(3.13)	(3.20)	—	6.01
2007[4]	8.34	(0.08)	0.95	0.87	—	9.21
2006[4]	7.06	(0.04)	1.32	1.28	—	8.34
2005[5]	7.31	(0.01)	(0.24)	(0.25)	—	7.06
2005[6]	6.55	(0.11)	0.87	0.76	—	7.31
Class C
2010[3]	$7.12	$(0.04)	$1.58	$1.54	$—	$8.66
2009[4]	6.56	(0.01)	0.57	0.56	—	7.12
2008[4]	10.04	(0.08)	(3.40)	(3.48)	—	6.56
2007[4]	9.09	(0.09)	1.04	0.95	—	10.04
2006[4]	7.69	(0.05)	1.45	1.40	—	9.09
2005[5]	7.97	(0.01)	(0.27)	(0.28)	—	7.69
2005[6]	7.14	(0.12)	0.95	0.83	—	7.97
Class Y
2010[3]	$7.98	$—	$1.77	$1.77	$(0.04)	$9.71
2009[4]	7.31	0.06	0.64	0.70	(0.03)	7.98
2008[4]	11.09	0.01	(3.79)	(3.78)	—	7.31
2007[4]	9.95	—	1.15	1.15	(0.01)	11.09
2006[4]	8.34	0.04	1.57	1.61	—	9.95
2005[5]	8.63	—	(0.29)	(0.29)	—	8.34
2005[6]	7.66	(0.05)	1.02	0.97	—	8.63

[1]	Per share data calculated using average shares outstanding method.

[2]	The financial highlights for Mid Cap Select Fund as set forth herein include the historical financial highlights of the First American Technology Fund. Effective October 3, 2005, the fund’s name and strategy changed.

[3]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period November 1 to October 31 in the year indicated.

[5]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[6]	For the period October 1 to September 30 in the year indicated.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

74   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

22.16%	$14,178	1.41%	(0.29)%	1.94%	(0.82)%	75%
9.32	12,487	1.41	0.49	1.92	(0.02)	186
(34.21)	12,848	1.41	(0.13)	1.60	(0.32)	170
11.18	21,817	1.41	(0.20)	1.49	(0.28)	151
19.18	26,190	1.39	0.12	1.46	0.05	110
(3.37)	22,339	1.34	(0.86)	1.34	(0.86)	80
12.30	23,016	1.42	(0.83)	1.50	(0.91)	197

21.78%	$1,600	2.16%	(1.04)%	2.69%	(1.57)%	75%
8.49	1,691	2.16	(0.20)	2.67	(0.71)	186
(34.74)	2,512	2.16	(0.88)	2.35	(1.07)	170
10.43	6,883	2.16	(0.94)	2.24	(1.02)	151
18.13	8,689	2.14	(0.58)	2.21	(0.65)	110
(3.42)	10,054	2.09	(1.61)	2.09	(1.61)	80
11.60	10,685	2.17	(1.59)	2.25	(1.67)	197

21.63%	$2,635	2.16%	(1.04)%	2.69%	(1.57)%	75%
8.54	2,526	2.16	(0.24)	2.67	(0.75)	186
(34.66)	3,068	2.16	(0.88)	2.35	(1.07)	170
10.45	5,190	2.16	(0.96)	2.24	(1.04)	151
18.21	4,986	2.14	(0.64)	2.21	(0.71)	110
(3.51)	4,253	2.09	(1.61)	2.09	(1.61)	80
11.62	4,485	2.17	(1.59)	2.25	(1.67)	197

22.26%	$24,953	1.16%	(0.04)%	1.69%	(0.57)%	75%
9.62	27,030	1.16	0.81	1.67	0.30	186
(34.08)	40,409	1.16	0.12	1.35	(0.07)	170
11.62	79,574	1.16	0.02	1.24	(0.06)	151
19.30	67,437	1.14	0.35	1.21	0.28	110
(3.36)	31,381	1.09	(0.61)	1.09	(0.61)	80
12.66	33,537	1.17	(0.58)	1.25	(0.66)	197

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   75

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Mid Cap Value Fund[1]
Class A
2010[2]	$18.28	$0.06	$4.04	$4.10	$(0.20)	$—	$(0.20)	$22.18
2009[3]	16.13	0.24	1.99	2.23	(0.08)	—	(0.08)	18.28
2008[3]	27.83	0.21	(9.92)	(9.71)	(0.16)	(1.83)	(1.99)	16.13
2007[3]	26.65	0.14	2.78	2.92	(0.16)	(1.58)	(1.74)	27.83
2006[3]	24.04	0.14	3.89	4.03	(0.16)	(1.26)	(1.42)	26.65
2005[4]	24.88	(0.01)	(0.83)	(0.84)	—	—	—	24.04
2005[5]	20.09	0.13	4.76	4.89	(0.10)	—	(0.10)	24.88
Class B
2010[2]	$17.21	$(0.02)	$3.82	$3.80	$(0.08)	$—	$(0.08)	$20.93
2009[3]	15.22	0.13	1.87	2.00	(0.01)	—	(0.01)	17.21
2008[3]	26.48	0.03	(9.39)	(9.36)	(0.07)	(1.83)	(1.90)	15.22
2007[3]	25.50	(0.05)	2.65	2.60	(0.04)	(1.58)	(1.62)	26.48
2006[3]	23.12	(0.03)	3.71	3.68	(0.04)	(1.26)	(1.30)	25.50
2005[4]	23.94	(0.02)	(0.80)	(0.82)	—	—	—	23.12
2005[5]	19.39	(0.05)	4.60	4.55	—	—	—	23.94
Class C
2010[2]	$17.61	$(0.02)	$3.90	$3.88	$(0.07)	$—	$(0.07)	$21.42
2009[3]	15.58	0.12	1.92	2.04	(0.01)	—	(0.01)	17.61
2008[3]	27.05	0.03	(9.60)	(9.57)	(0.07)	(1.83)	(1.90)	15.58
2007[3]	26.02	(0.06)	2.72	2.66	(0.05)	(1.58)	(1.63)	27.05
2006[3]	23.57	(0.04)	3.80	3.76	(0.05)	(1.26)	(1.31)	26.02
2005[4]	24.40	(0.02)	(0.81)	(0.83)	—	—	—	23.57
2005[5]	19.77	(0.03)	4.66	4.63	—	—	—	24.40
Class R
2010[2]	$18.15	$0.03	$4.02	$4.05	$(0.15)	$—	$(0.15)	$22.05
2009[3]	16.04	0.19	1.98	2.17	(0.06)	—	(0.06)	18.15
2008[3]	27.72	0.15	(9.87)	(9.72)	(0.13)	(1.83)	(1.96)	16.04
2007[3]	26.56	0.06	2.78	2.84	(0.10)	(1.58)	(1.68)	27.72
2006[3]	24.00	0.05	3.91	3.96	(0.14)	(1.26)	(1.40)	26.56
2005[4]	24.83	(0.01)	(0.82)	(0.83)	—	—	—	24.00
2005[5]	20.09	0.12	4.70	4.82	(0.08)	—	(0.08)	24.83
Class Y
2010[2]	$18.42	$0.08	$4.07	$4.15	$(0.26)	$—	$(0.26)	$22.31
2009[3]	16.24	0.28	2.01	2.29	(0.11)	—	(0.11)	18.42
2008[3]	27.98	0.27	(9.99)	(9.72)	(0.19)	(1.83)	(2.02)	16.24
2007[3]	26.77	0.22	2.80	3.02	(0.23)	(1.58)	(1.81)	27.98
2006[3]	24.14	0.22	3.89	4.11	(0.22)	(1.26)	(1.48)	26.77
2005[4]	24.98	—	(0.84)	(0.84)	—	—	—	24.14
2005[5]	20.17	0.18	4.78	4.96	(0.15)	—	(0.15)	24.98

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

76   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

22.54%	$82,908	1.25%	0.65%	1.25%	0.65%	65%
13.95	130,222	1.25	1.52	1.25	1.52	106
(37.32)	124,275	1.23	0.90	1.23	0.90	93
11.47	254,342	1.22	0.58	1.22	0.58	95
17.36	156,576	1.24	0.50	1.24	0.50	70
(3.38)	56,125	1.23	(0.48)	1.23	(0.48)	10
24.38	54,360	1.21	0.59	1.25	0.55	101

22.12%	$3,477	2.00%	(0.16)%	2.00%	(0.16)%	65%
13.13	3,481	1.98	0.85	1.98	0.85	106
(37.82)	4,133	1.98	0.14	1.98	0.14	93
10.67	8,360	1.97	(0.13)	1.97	(0.13)	95
16.45	8,590	1.99	(0.17)	1.99	(0.17)	70
(3.43)	9,252	1.98	(1.25)	1.98	(1.25)	10
23.47	10,157	1.96	(0.21)	2.00	(0.25)	101

22.08%	$12,607	2.00%	(0.17)%	2.00%	(0.17)%	65%
13.10	12,040	2.00	0.80	2.00	0.80	106
(37.80)	13,154	1.98	0.14	1.98	0.14	93
10.66	26,141	1.97	(0.18)	1.97	(0.18)	95
16.47	18,162	1.99	(0.24)	1.99	(0.24)	70
(3.40)	7,439	1.98	(1.24)	1.98	(1.24)	10
23.43	7,426	1.96	(0.15)	2.00	(0.19)	101

22.40%	$29,727	1.50%	0.33%	1.50%	0.33%	65%
13.63	25,664	1.50	1.21	1.50	1.21	106
(37.47)	23,423	1.49	0.64	1.49	0.64	93
11.18	29,752	1.47	0.29	1.47	0.29	95
17.06	17,724	1.49	0.15	1.61	0.03	70
(3.34)	785	1.47	(0.69)	1.62	(0.84)	10
24.04	380	1.46	0.52	1.65	0.33	101

22.65%	$511,998	1.00%	0.82%	1.00%	0.82%	65%
14.24	440,968	1.00	1.76	1.00	1.76	106
(37.17)	415,486	0.99	1.14	0.99	1.14	93
11.79	772,178	0.97	0.86	0.97	0.86	95
17.63	728,014	0.99	0.81	0.99	0.81	70
(3.36)	598,428	0.98	(0.24)	0.98	(0.24)	10
24.68	621,172	0.96	0.80	1.00	0.76	101

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   77

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Distributions	Period

Quantitative Large Cap Core Fund[1]
Class A
2010[2]	$18.01	$0.14	$2.61	$2.75	$(0.24)	$—	$(0.24)	$20.52
2009[3]	16.56	0.31	1.29	1.60	(0.15)	—	(0.15)	18.01
2008[3]	26.90	0.40	(10.21)	(9.81)	(0.29)	(0.24)	(0.53)	16.56
2007[4]	25.00	0.06	1.91	1.97	(0.07)	—	(0.07)	26.90
Class C
2010[2]	$17.91	$0.06	$2.62	$2.68	$—	$—	$—	$20.59
2009[3]	16.51	0.24	1.24	1.48	(0.08)	—	(0.08)	17.91
2008[3]	26.88	0.23	(10.20)	(9.97)	(0.16)	(0.24)	(0.40)	16.51
2007[4]	25.00	0.02	1.90	1.92	(0.04)	—	(0.04)	26.88
Class Y
2010[2]	$18.04	$0.16	$2.62	$2.78	$(0.27)	$—	$(0.27)	$20.55
2009[3]	16.57	0.35	1.29	1.64	(0.17)	—	(0.17)	18.04
2008[3]	26.90	0.44	(10.20)	(9.76)	(0.33)	(0.24)	(0.57)	16.57
2007[4]	25.00	0.11	1.87	1.98	(0.08)	—	(0.08)	26.90

[1]	Per share data calculated using average share method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	Commenced operations on July 31, 2007. All ratios for the period July 31, 2007 to October 31, 2007 have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

78   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

15.35%	$225	0.69%	1.44%	0.93%	1.20%	81%
9.87	243	0.69	1.94	1.01	1.62	75
(37.08)	118	0.70	1.77	1.18	1.29	153
7.89	131	0.70	0.91	1.40	0.21	55

14.96%	$14	1.44%	0.60%	1.68%	0.36%	81%
9.05	4	1.44	1.57	1.76	1.25	75
(37.58)	10	1.45	0.99	1.93	0.51	153
7.69	15	1.45	0.23	2.15	(0.47)	55

15.50%	$190,183	0.45%	1.64%	0.69%	1.40%	81%
10.13	146,180	0.44	2.19	0.76	1.87	75
(36.93)	89,270	0.45	1.99	0.93	1.51	153
7.93	48,745	0.45	1.73	1.15	1.03	55

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   79

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Return of	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Period

Real Estate Securities Fund[1]
Class A
2010[2]	$12.44	$0.21	$4.11	$4.32	$(0.21)	$—	$—	$(0.21)	$16.55
2009[3]	12.67	0.41	(0.16)	0.25	(0.34)	—	(0.14)	(0.48)	12.44
2008[3]	23.99	0.60	(8.78)	(8.18)	(0.40)	(2.74)	—	(3.14)	12.67
2007[3]	26.49	0.47	(0.24)	0.23	(0.36)	(2.37)	—	(2.73)	23.99
2006[3]	21.42	0.47	7.77	8.24	(0.58)	(2.59)	—	(3.17)	26.49
2005[4]	21.81	0.03	(0.42)	(0.39)	—	—	—	—	21.42
2005[5]	18.62	0.69	4.47	5.16	(0.55)	(1.42)	—	(1.97)	21.81
Class B
2010[2]	$12.17	$0.16	$4.01	$4.17	$(0.16)	$—	$—	$(0.16)	$16.18
2009[3]	12.39	0.36	(0.19)	0.17	(0.25)	—	(0.14)	(0.39)	12.17
2008[3]	23.53	0.46	(8.60)	(8.14)	(0.26)	(2.74)	—	(3.00)	12.39
2007[3]	26.08	0.27	(0.22)	0.05	(0.23)	(2.37)	—	(2.60)	23.53
2006[3]	21.14	0.29	7.66	7.95	(0.42)	(2.59)	—	(3.01)	26.08
2005[4]	21.53	0.01	(0.40)	(0.39)	—	—	—	—	21.14
2005[5]	18.41	0.54	4.40	4.94	(0.40)	(1.42)	—	(1.82)	21.53
Class C
2010[2]	$12.21	$0.15	$4.03	$4.18	$(0.16)	$—	$—	$(0.16)	$16.23
2009[3]	12.44	0.34	(0.17)	0.17	(0.26)	—	(0.14)	(0.40)	12.21
2008[3]	23.62	0.45	(8.63)	(8.18)	(0.26)	(2.74)	—	(3.00)	12.44
2007[3]	26.17	0.26	(0.21)	0.05	(0.23)	(2.37)	—	(2.60)	23.62
2006[3]	21.21	0.28	7.70	7.98	(0.43)	(2.59)	—	(3.02)	26.17
2005[4]	21.61	0.01	(0.41)	(0.40)	—	—	—	—	21.21
2005[5]	18.47	0.54	4.42	4.96	(0.40)	(1.42)	—	(1.82)	21.61
Class R
2010[2]	$12.57	$0.19	$4.16	$4.35	$(0.19)	$—	$—	$(0.19)	$16.73
2009[3]	12.79	0.39	(0.16)	0.23	(0.31)	—	(0.14)	(0.45)	12.57
2008[3]	24.20	0.54	(8.85)	(8.31)	(0.36)	(2.74)	—	(3.10)	12.79
2007[3]	26.72	0.38	(0.21)	0.17	(0.32)	(2.37)	—	(2.69)	24.20
2006[3]	21.61	0.35	7.90	8.25	(0.55)	(2.59)	—	(3.14)	26.72
2005[4]	22.00	0.02	(0.41)	(0.39)	—	—	—	—	21.61
2005[5]	18.80	0.72	4.43	5.15	(0.53)	(1.42)	—	(1.95)	22.00
Class Y
2010[2]	$12.57	$0.23	$4.15	$4.38	$(0.22)	$—	$—	$(0.22)	$16.73
2009[3]	12.79	0.47	(0.19)	0.28	(0.36)	—	(0.14)	(0.50)	12.57
2008[3]	24.18	0.64	(8.84)	(8.20)	(0.45)	(2.74)	—	(3.19)	12.79
2007[3]	26.67	0.53	(0.24)	0.29	(0.41)	(2.37)	—	(2.78)	24.18
2006[3]	21.54	0.53	7.82	8.35	(0.63)	(2.59)	—	(3.22)	26.67
2005[4]	21.92	0.03	(0.41)	(0.38)	—	—	—	—	21.54
2005[5]	18.71	0.74	4.49	5.23	(0.60)	(1.42)	—	(2.02)	21.92

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

80   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

34.86%	$486,981	1.24%	2.94%	1.24%	2.94%	74%
2.82	287,493	1.27	3.81	1.27	3.81	117
(37.71)	133,162	1.23	3.31	1.23	3.31	150
0.78	203,101	1.22	1.87	1.22	1.87	210
43.25	228,186	1.23	2.06	1.23	2.06	161
(1.79)	133,339	1.23	1.48	1.23	1.48	11
28.99	135,745	1.23	3.43	1.25	3.41	118

34.34%	$3,200	1.99%	2.26%	1.99%	2.26%	74%
2.13	2,693	2.02	3.57	2.02	3.57	117
(38.18)	3,276	1.98	2.57	1.98	2.57	150
—	7,391	1.97	1.12	1.97	1.12	210
42.17	7,288	1.98	1.30	1.98	1.30	161
(1.81)	4,419	1.98	0.74	1.98	0.74	11
27.98	4,700	1.98	2.69	2.00	2.67	118

34.38%	$36,809	1.99%	2.16%	1.99%	2.16%	74%
2.09	17,632	2.02	3.26	2.02	3.26	117
(38.19)	11,458	1.98	2.56	1.98	2.56	150
0.03	18,403	1.97	1.06	1.97	1.06	210
42.16	12,281	1.98	1.25	1.98	1.25	161
(1.85)	4,669	1.98	0.75	1.98	0.75	11
28.00	4,954	1.98	2.68	2.00	2.66	118

34.76%	$85,310	1.49%	2.68%	1.49%	2.68%	74%
2.62	46,382	1.52	3.61	1.52	3.61	117
(37.90)	22,813	1.48	3.01	1.48	3.01	150
0.52	18,493	1.47	1.52	1.47	1.52	210
42.87	9,423	1.48	1.50	1.60	1.38	161
(1.77)	57	1.48	1.23	1.63	1.08	11
28.60	36	1.48	3.37	1.65	3.20	118

35.04%	$1,149,977	0.99%	3.21%	0.99%	3.21%	74%
3.11	660,342	1.02	4.39	1.02	4.39	117
(37.56)	526,386	0.98	3.51	0.98	3.51	150
1.01	652,579	0.97	2.12	0.97	2.12	210
43.58	756,868	0.98	2.31	0.98	2.31	161
(1.73)	504,655	0.98	1.74	0.98	1.74	11
29.25	525,196	0.98	3.66	1.00	3.64	118

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   81

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Realized	End of
	of Period	Loss	Investments	Operations	Gains	Period

Small Cap Growth Opportunities Fund[1]
Class A
2010[2]	$14.55	$(0.07)	$4.72	$4.65	$—	$19.20
2009[3]	11.96	(0.11)	2.70	2.59	—	14.55
2008[3]	21.65	(0.14)	(7.97)	(8.11)	(1.58)	11.96
2007[3]	20.49	(0.19)	2.67	2.48	(1.32)	21.65
2006[3]	22.79	(0.18)	2.37	2.19	(4.49)	20.49
2005[4]	23.75	(0.02)	(0.94)	(0.96)	—	22.79
2005[5]	21.74	(0.32)	5.28	4.96	(2.95)	23.75
Class B
2010[2]	$12.82	$(0.12)	$4.16	$4.04	$—	$16.86
2009[3]	10.62	(0.18)	2.38	2.20	—	12.82
2008[3]	19.56	(0.23)	(7.13)	(7.36)	(1.58)	10.62
2007[3]	18.76	(0.31)	2.43	2.12	(1.32)	19.56
2006[3]	21.36	(0.31)	2.20	1.89	(4.49)	18.76
2005[4]	22.27	(0.03)	(0.88)	(0.91)	—	21.36
2005[5]	20.69	(0.45)	4.98	4.53	(2.95)	22.27
Class C
2010[2]	$13.44	$(0.13)	$4.36	$4.23	$—	$17.67
2009[3]	11.13	(0.19)	2.50	2.31	—	13.44
2008[3]	20.41	(0.24)	(7.46)	(7.70)	(1.58)	11.13
2007[3]	19.53	(0.33)	2.53	2.20	(1.32)	20.41
2006[3]	22.05	(0.32)	2.29	1.97	(4.49)	19.53
2005[4]	23.00	(0.04)	(0.91)	(0.95)	—	22.05
2005[5]	21.28	(0.48)	5.15	4.67	(2.95)	23.00
Class R
2010[2]	$14.36	$(0.10)	$4.66	$4.56	$—	$18.92
2009[3]	11.83	(0.16)	2.69	2.53	—	14.36
2008[3]	21.49	(0.17)	(7.91)	(8.08)	(1.58)	11.83
2007[3]	20.39	(0.24)	2.66	2.42	(1.32)	21.49
2006[3]	22.75	(0.23)	2.36	2.13	(4.49)	20.39
2005[4]	23.72	(0.03)	(0.94)	(0.97)	—	22.75
2005[5]	21.74	(0.48)	5.41	4.93	(2.95)	23.72
Class Y
2010[2]	$15.63	$(0.06)	$5.08	$5.02	$—	$20.65
2009[3]	12.81	(0.09)	2.91	2.82	—	15.63
2008[3]	23.03	(0.10)	(8.54)	(8.64)	(1.58)	12.81
2007[3]	21.66	(0.15)	2.84	2.69	(1.32)	23.03
2006[3]	23.81	(0.13)	2.47	2.34	(4.49)	21.66
2005[4]	24.81	(0.02)	(0.98)	(1.00)	—	23.81
2005[5]	22.55	(0.27)	5.48	5.21	(2.95)	24.81

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[7]	During the period indicated, the fund received a regulatory settlement, which had a positive impact on total return of 0.75% for Class A, Class C, and Class Y, 0.79% for Class B, and 0.76% for Class R.

[8]	During the period indicated, the fund received a regulatory settlement, which had a positive impact on total return of 0.05% for Class A, Class R, and Class Y and 0.06% for Class B and Class C.

The accompanying notes are an integral part of the financial statements.

82   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Loss to
		Ratio of	Investment	Average	Average
	Net Assets	Expenses to	Loss	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

31.96%	$39,307	1.47%	(0.90)%	1.69%	(1.12)%	72%
21.66	30,202	1.47	(0.89)	1.79	(1.21)	169
(40.07)[7]	29,022	1.46	(0.82)	1.63	(0.99)	138
12.81 [8]	149,231	1.47	(0.89)	1.59	(1.01)	118
9.91	138,786	1.47	(0.88)	1.58	(0.99)	209
(4.04)	78,357	1.47	(1.17)	1.56	(1.26)	14
24.21	84,567	1.82	(1.42)	1.87	(1.47)	190

31.51%	$2,451	2.22%	(1.65)%	2.44%	(1.87)%	72%
20.72	2,025	2.22	(1.64)	2.54	(1.96)	169
(40.55)[7]	1,978	2.21	(1.57)	2.38	(1.74)	138
12.03 [8]	4,467	2.22	(1.65)	2.34	(1.77)	118
9.03	6,540	2.22	(1.62)	2.33	(1.73)	209
(4.09)	8,271	2.22	(1.93)	2.31	(2.02)	14
23.27	8,760	2.57	(2.16)	2.62	(2.21)	190

31.47%	$1,740	2.22%	(1.65)%	2.44%	(1.87)%	72%
20.75	1,341	2.22	(1.66)	2.54	(1.98)	169
(40.53)[7]	1,104	2.21	(1.56)	2.38	(1.73)	138
11.96 [8]	2,295	2.22	(1.64)	2.34	(1.76)	118
9.11	2,664	2.22	(1.63)	2.33	(1.74)	209
(4.13)	2,962	2.22	(1.93)	2.31	(2.02)	14
23.28	3,152	2.57	(2.20)	2.62	(2.25)	190

31.75%	$1,788	1.72%	(1.17)%	1.94%	(1.39)%	72%
21.39	1,469	1.72	(1.24)	2.04	(1.56)	169
(40.24)[7]	433	1.72	(1.04)	1.89	(1.21)	138
12.56 [8]	522	1.72	(1.17)	1.84	(1.29)	118
9.62	1,323	1.72	(1.16)	1.95	(1.39)	209
(4.09)	5	1.72	(1.43)	1.96	(1.67)	14
24.06	5	2.07	(2.14)	2.27	(2.34)	190

32.12%	$150,978	1.22%	(0.65)%	1.44%	(0.87)%	72%
22.01	103,423	1.22	(0.67)	1.54	(0.99)	169
(39.97)[7]	75,355	1.22	(0.56)	1.39	(0.73)	138
13.10 [8]	154,456	1.22	(0.64)	1.34	(0.76)	118
10.16	182,429	1.22	(0.63)	1.33	(0.74)	209
(4.03)	210,769	1.22	(0.92)	1.31	(1.01)	14
24.47	220,772	1.57	(1.15)	1.62	(1.20)	190

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   83

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Small Cap Select Fund[1]
Class A
2010[2]	$9.53	$(0.02)	$2.37	$2.35	$—	$—	$—	$11.88
2009[3]	8.27	(0.01)	1.27	1.26	—	—	—	9.53
2008[3]	14.06	(0.02)	(4.92)	(4.94)	—	(0.85)	(0.85)	8.27
2007[3]	15.12	(0.02)	1.04	1.02	—	(2.08)	(2.08)	14.06
2006[3]	15.33	(0.05)	3.05	3.00	—	(3.21)	(3.21)	15.12
2005[4]	15.82	(0.01)	(0.48)	(0.49)	—	—	—	15.33
2005[5]	15.95	(0.08)	3.10	3.02	—	(3.15)	(3.15)	15.82
Class B
2010[2]	$7.60	$(0.05)	$1.89	$1.84	$—	$—	$—	$9.44
2009[3]	6.64	(0.05)	1.01	0.96	—	—	—	7.60
2008[3]	11.56	(0.08)	(3.99)	(4.07)	—	(0.85)	(0.85)	6.64
2007[3]	12.88	(0.11)	0.87	0.76	—	(2.08)	(2.08)	11.56
2006[3]	13.58	(0.13)	2.64	2.51	—	(3.21)	(3.21)	12.88
2005[4]	14.02	(0.02)	(0.42)	(0.44)	—	—	—	13.58
2005[5]	14.56	(0.17)	2.78	2.61	—	(3.15)	(3.15)	14.02
Class C
2010[2]	$8.73	$(0.05)	$2.15	$2.10	$—	$—	$—	$10.83
2009[3]	7.63	(0.06)	1.16	1.10	—	—	—	8.73
2008[3]	13.13	(0.09)	(4.56)	(4.65)	—	(0.85)	(0.85)	7.63
2007[3]	14.36	(0.12)	0.97	0.85	—	(2.08)	(2.08)	13.13
2006[3]	14.79	(0.16)	2.94	2.78	—	(3.21)	(3.21)	14.36
2005[4]	15.28	(0.02)	(0.47)	(0.49)	—	—	—	14.79
2005[5]	15.60	(0.19)	3.02	2.83	—	(3.15)	(3.15)	15.28
Class R6
2010[2]	$9.34	$(0.03)	$2.32	$2.29	$—	$—	$—	$11.63
2009[3]	8.12	(0.03)	1.25	1.22	—	—	—	9.34
2008[3]	13.86	(0.04)	(4.85)	(4.89)	—	(0.85)	(0.85)	8.12
2007[3]	14.98	(0.05)	1.01	0.96	—	(2.08)	(2.08)	13.86
2006[3]	15.24	(0.09)	3.04	2.95	—	(3.21)	(3.21)	14.98
2005[4]	15.73	(0.01)	(0.48)	(0.49)	—	—	—	15.24
2005[5]	15.91	(0.08)	3.05	2.97	—	(3.15)	(3.15)	15.73
Class Y
2010[2]	$10.33	$(0.01)	$2.57	$2.56	$(0.01)	$—	$(0.01)	$12.88
2009[3]	8.94	0.02	1.37	1.39	—	—	—	10.33
2008[3]	15.10	0.01	(5.31)	(5.30)	(0.01)	(0.85)	(0.86)	8.94
2007[3]	16.06	0.01	1.11	1.12	—	(2.08)	(2.08)	15.10
2006[3]	16.06	(0.01)	3.22	3.21	—	(3.21)	(3.21)	16.06
2005[4]	16.57	(0.01)	(0.50)	(0.51)	—	—	—	16.06
2005[5]	16.54	(0.04)	3.22	3.18	—	(3.15)	(3.15)	16.57

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

84   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

24.66%	$353,742	1.24%	(0.35)%	1.24%	(0.35)%	54%
15.24	295,348	1.26	(0.09)	1.26	(0.09)	99
(37.00)	166,698	1.26	(0.15)	1.26	(0.15)	92
7.35	238,129	1.23	(0.22)	1.23	(0.22)	97
22.46	222,293	1.24	(0.38)	1.24	(0.38)	111
(3.10)	104,568	1.25	(0.92)	1.25	(0.92)	14
20.46	107,270	1.22	(0.53)	1.25	(0.56)	122

24.21%	$5,246	1.99%	(1.11)%	1.99%	(1.11)%	54%
14.46	5,511	2.01	(0.80)	2.01	(0.80)	99
(37.52)	6,249	2.01	(0.90)	2.01	(0.90)	92
6.51	13,720	1.98	(0.97)	1.98	(0.97)	97
21.59	15,077	1.99	(1.14)	1.99	(1.14)	111
(3.14)	13,406	2.00	(1.67)	2.00	(1.67)	14
19.45	14,023	1.97	(1.28)	2.00	(1.31)	122

24.05%	$19,449	1.99%	(1.10)%	1.99%	(1.10)%	54%
14.42	16,938	2.01	(0.80)	2.01	(0.80)	99
(37.44)	17,062	2.01	(0.90)	2.01	(0.90)	92
6.46	34,505	1.98	(0.95)	1.98	(0.95)	97
21.64	18,794	1.99	(1.14)	1.99	(1.14)	111
(3.21)	13,453	2.00	(1.67)	2.00	(1.67)	14
19.58	14,418	1.97	(1.28)	2.00	(1.31)	122

24.52%	$33,788	1.49%	(0.60)%	1.49%	(0.60)%	54%
15.02	24,701	1.51	(0.31)	1.51	(0.31)	99
(37.19)	23,069	1.51	(0.40)	1.51	(0.40)	92
6.99	38,181	1.48	(0.43)	1.48	(0.43)	97
22.23	2,697	1.49	(0.59)	1.62	(0.72)	111
(3.11)	333	1.50	(1.14)	1.65	(1.29)	14
20.16	312	1.47	(0.53)	1.65	(0.71)	122

24.75%	$407,507	0.99%	(0.10)%	0.99%	(0.10)%	54%
15.55	322,658	1.01	0.19	1.01	0.19	99
(36.86)	289,685	1.01	0.10	1.01	0.10	92
7.58	691,488	0.98	0.03	0.98	0.03	97
22.81	732,252	0.99	(0.15)	0.99	(0.15)	111
(3.08)	682,088	1.00	(0.67)	1.00	(0.67)	14
20.73	715,496	0.97	(0.28)	1.00	(0.31)	122

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   85

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Small Cap Value Fund[1]
Class A
2010[2]	$8.22	$—	$2.34	$2.34	$(0.02)	$—	$(0.02)	$10.54
2009[3]	8.12	0.03	0.15	0.18	(0.08)	—	(0.08)	8.22
2008[3]	13.52	0.08	(3.97)	(3.89)	(0.14)	(1.37)	(1.51)	8.12
2007[3]	15.38	0.12	0.48	0.60	(0.02)	(2.44)	(2.46)	13.52
2006[3]	16.34	0.03	2.86	2.89	(0.04)	(3.81)	(3.85)	15.38
2005[4]	16.78	0.01	(0.45)	(0.44)	—	—	—	16.34
2005[5]	16.84	0.03	2.63	2.66	(0.06)	(2.66)	(2.72)	16.78
Class C
2010[2]	$7.31	$(0.03)	$2.09	$2.06	$—	$—	$—	$9.37
2009[3]	7.22	(0.02)	0.13	0.11	(0.02)	—	(0.02)	7.31
2008[3]	12.19	—	(3.54)	(3.54)	(0.06)	(1.37)	(1.43)	7.22
2007[3]	14.17	0.02	0.44	0.46	—	(2.44)	(2.44)	12.19
2006[3]	15.39	(0.07)	2.66	2.59	—	(3.81)	(3.81)	14.17
2005[4]	15.82	—	(0.43)	(0.43)	—	—	—	15.39
2005[5]	16.10	(0.09)	2.50	2.41	(0.03)	(2.66)	(2.69)	15.82
Class R
2010[2]	$8.10	$(0.01)	$2.31	$2.30	$—	$—	$—	$10.40
2009[3]	8.00	0.01	0.15	0.16	(0.06)	—	(0.06)	8.10
2008[3]	13.35	0.05	(3.91)	(3.86)	(0.12)	(1.37)	(1.49)	8.00
2007[3]	15.24	0.10	0.47	0.57	(0.02)	(2.44)	(2.46)	13.35
2006[3]	16.29	(0.01)	2.84	2.83	(0.07)	(3.81)	(3.88)	15.24
2005[4]	16.74	0.01	(0.46)	(0.45)	—	—	—	16.29
2005[5]	16.83	(0.01)	2.64	2.63	(0.06)	(2.66)	(2.72)	16.74
Class Y
2010[2]	$8.45	$0.01	$2.42	$2.43	$(0.04)	$—	$(0.04)	$10.84
2009[3]	8.36	0.05	0.15	0.20	(0.11)	—	(0.11)	8.45
2008[3]	13.87	0.11	(4.08)	(3.97)	(0.17)	(1.37)	(1.54)	8.36
2007[3]	15.71	0.16	0.49	0.65	(0.05)	(2.44)	(2.49)	13.87
2006[3]	16.62	0.07	2.90	2.97	(0.07)	(3.81)	(3.88)	15.71
2005[4]	17.06	0.01	(0.45)	(0.44)	—	—	—	16.62
2005[5]	17.05	0.07	2.67	2.74	(0.07)	(2.66)	(2.73)	17.06

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

86   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

28.56%	$35,274	1.34%	(0.04)%	1.34%	(0.04)%	37%
2.40	29,026	1.37	0.46	1.37	0.46	73
(31.75)	28,344	1.31	0.75	1.31	0.75	49
4.18	53,498	1.26	0.90	1.26	0.90	63
20.78	57,922	1.26	0.21	1.26	0.21	96
(2.62)	46,467	1.25	0.78	1.25	0.78	15
16.78	48,128	1.24	0.19	1.26	0.17	72

28.18%	$2,397	2.09%	(0.79)%	2.09%	(0.79)%	37%
1.56	2,080	2.12	(0.27)	2.12	(0.27)	73
(32.23)	2,373	2.06	—	2.06	—	49
3.42	4,006	2.01	0.14	2.01	0.14	63
19.89	4,405	2.01	(0.53)	2.01	(0.53)	96
(2.72)	4,590	2.00	0.03	2.00	0.03	15
15.92	4,808	1.99	(0.56)	2.01	(0.58)	72

28.43%	$3,041	1.59%	(0.29)%	1.59%	(0.29)%	37%
2.14	2,327	1.62	0.19	1.62	0.19	73
(31.90)	2,159	1.56	0.50	1.56	0.50	49
3.96	3,263	1.51	0.72	1.51	0.72	63
20.44	1,849	1.51	(0.09)	1.63	(0.21)	96
(2.69)	4	1.50	0.59	1.65	0.44	15
16.60	4	1.49	(0.04)	1.66	(0.21)	72

28.88%	$189,952	1.09%	0.21%	1.09%	0.21%	37%
2.59	149,515	1.12	0.72	1.12	0.72	73
(31.56)	158,112	1.06	1.00	1.06	1.00	49
4.45	302,683	1.01	1.15	1.01	1.15	63
21.01	355,148	1.01	0.47	1.01	0.47	96
(2.58)	348,166	1.00	1.03	1.00	1.03	15
17.08	363,261	0.99	0.44	1.01	0.42	72

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   87

Financial Highlights  For a share outstanding throughout the indicated periods.

	Net Asset		Realized and		Net Asset
	Value	Net	Unrealized	Total from	Value
	Beginning	Investment	Gains on	Investment	End of
	of Period	Income	Investments	Operations	Period

Tactical Market Opportunities Fund
Class Y
2010[1]	$10.00	$0.08	$0.05	$0.13	$10.13

[1]	Commenced operations on December 30, 2009. All ratios for the period ended April 30, 2010 have been annualized, except total return and portfolio turnover.

[2]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

88   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[2]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.30%	$3,039	0.94%	2.30%	6.66%	(3.42)%	142%

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   89

Notes to Financial Statements	(Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

1 >	Organization

Equity Income Fund, Global Infrastructure Fund, International Fund, International Select Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Select Fund (formerly Small-Mid Cap Core Fund), Mid Cap Value Fund, Quantitative Large Cap Core Fund, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Tactical Market Opportunities Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2010, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund other than Real Estate Securities Fund is a diversified open-end management investment company. Real Estate Securities Fund is a non-diversified, open-end management investment company. From October 3, 2005 to May 4, 2009, Mid Cap Select Fund had different investment strategies and was named Small-Mid Cap Core Fund. Prior thereto, the fund was named Technology Fund, had different investment strategies and also was non-diversified. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class A and Class C shares are not offered by the Tactical Market Opportunities Fund. Class R shares are not offered by the Mid Cap Select Fund, Quantitative Large Cap Core Fund, and Tactical Market Opportunities Fund. Prior to November 3, 2008, Class C and Class R were not offered by Global Infrastructure Fund. Prior to the close of business on June 30, 2008, each fund except Global Infrastructure Fund, Quantitative Large Cap Core Fund, and Tactical Market Opportunities Fund offered Class B shares. Subsequent to that date, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on

90   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2010, International Select Fund, Mid Cap Select Fund, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Small Cap Select Fund held internally fair valued securities with a total fair value of $1,024, $0, $56, $0, and $0, respectively, or 0.1%, 0.0%, 0.0%, 0.0%, and 0.0% of total net assets, respectively. The fair values of foreign securities held by Global Infrastructure Fund, International Fund, and International Select Fund are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depositary Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange. The use of daily fair value pricing by the Global Infrastructure Fund, International Fund, and International Select Fund may cause the net asset value of their shares to differ significantly from the net asset value that would be determined without fair value pricing. Foreign securities are valued at the closing prices on the principal exchange on which they trade unless they are fair valued as described above. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc. and foreign securities for which an independent pricing service may be employed for purposes of fair market valuation).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   91

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

As of April 30, 2010, each fund’s investments were classified as follows:

					Total
Fund	Level 1	Level 2		Level 3	Fair Value

Equity Income Fund
Common Stocks	$776,780	$—		$—	$776,780
Short-Term Investment	5,442	—		—	5,442
Investment Purchased with Proceeds from Securities Lending	188,079	—		—	188,079

Total Investments	$970,301	$—		$—	$970,301

Global Infrastructure Fund
Common Stocks	$33,584	$83,086	[1]	$—	$116,670
Short-Term Investments	—	—		—	—

Total Investments	$33,584	$83,086		$—	$116,670

[1] The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following sectors:

Consumer Discretionary	$3,333
Consumer Staples	1,127
Energy	498
Financials	1,793
Healthcare	291
Industrials	49,080
Telecommunication Services	2,373
Transportation	240
Utilities	24,351

	$83,086

International Fund
Common Stocks	$106,368	$554,720	[2]	$—	$661,088
Exchange-Traded Fund	2,861	—		—	2,861
Short-Term Investments	25,536	26,098		—	51,634

Total Investments	$134,765	$580,818		$—	$715,583

[2] The Common Stocks Level 2 balance consists of the fair value of the associated Level 2 investments in the following sectors:

Consumer Discretionary	$65,243
Consumer Staples	73,511
Energy	32,992
Financials	105,551
Healthcare	51,785
Industrials	75,720
Information Technology	72,829
Materials	43,082
Telecommunication Services	12,370
Transportation	93
Utilities	21,544

	$554,720

92   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

						Total
Fund	Level 1	Level 2		Level 3		Fair Value

International Select Fund
Common Stocks	$127,078	$532,023	[1]	$1,024	[1]	$660,125
Exchange-Traded Funds	9,326	—		—		9,326
Short-Term Investments	116,561	24,798		—		141,359

Total Investments	$252,965	$556,821		$1,024		$810,810

[1] The Common Level 2 and Level 3 balance consists of the fair value of the associated Level 2 and Level 3 investments in the following sectors:

Consumer Discretionary	$51,030
Consumer Staples	70,851
Financials	111,900
Industrials	66,058
Information Technology	82,384
Materials	51,110
Telecommunication Services	10,184
Healthcare	36,976
Energy	35,176
Transportation	70
Utilities	17,308

	$533,047

Large Cap Growth Opportunities Fund
Common Stocks	$600,862	$—		$—		$600,862
Short-Term Investment	95	—		—		95
Investment Purchased with Proceeds from Securities Lending	193,614	—		—		193,614

Total Investments	$794,571	$—		$—		$794,571

Large Cap Select Fund
Common Stocks	$139,684	$—		$—		$139,684
Short-Term Investment	4,313	—		—		4,313
Investment Purchased with Proceeds from Securities Lending	51,429	—		—		51,429

Total Investments	$195,426	$—		$—		$195,426

Large Cap Value Fund
Common Stocks	$394,848	$—		$—		$394,848
Short-Term Investment	1,143	—		—		1,143
Investment Purchased with Proceeds from Securities Lending	91,203	—		—		91,203

Total Investments	$487,194	$—		$—		$487,194

Mid Cap Growth Opportunities Fund
Common Stocks	$1,329,026	$—		$—		$1,329,026
Short-Term Investment	1,127	—		—		1,127
Investment Purchased with Proceeds from Securities Lending	550,334	—		—		550,334

Total Investments	$1,880,487	$—		$—		$1,880,487

Mid Cap Select Fund
Common Stocks	$42,993	$—		$—		$42,993
Warrants	—	—		—		—
Investment Purchased with Proceeds from Securities Lending	20,326	—		—		20,326

Total Investments	$63,319	$—		$—		$63,319

Mid Cap Value Fund
Common Stocks	$633,012	$—		$—		$633,012
Short-Term Investment	7,335	—		—		7,335
Investment Purchased with Proceeds from Securities Lending	194,169	—		—		194,169

Total Investments	$834,516	$—		$—		$834,516

Quantitative Large Cap Core Fund
Common Stocks	$162,539	$—		$—		$162,539
Short-Term Investments	26,003	2,300		—		28,303
Investment Purchased with Proceeds from Securities Lending	26,464	—		—		26,464

Total Investments	$215,006	$2,300		$—		$217,306

Real Estate Securities Fund
Common Stocks	$1,752,120	$—		$—		$1,752,120
Private Real Estate Company	—	—		56		56

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   93

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Short-Term Investment	10,200	—	—	10,200
Investment Purchased with Proceeds from Securities Lending	849,724	—	—	849,724

Total Investments	$2,612,044	$—	$56	$2,612,100

Small Cap Growth Opportunities Fund
Common Stocks	$190,049	$—	$—	$190,049
Warrants	—	—	—	—
Short-Term Investment	7,463	—	—	7,463
Investment Purchased with Proceeds from Securities Lending	78,730	—	—	78,730

Total Investments	$276,242	$—	$—	$276,242

Small Cap Select Fund
Common Stocks	$790,488	$—	$—	$790,488
Exchange-Traded Fund	5,235	—	—	5,235
Warrants	—	—	—	—
Short-Term Investment	19,030	—	—	19,030
Investment Purchased with Proceeds from Securities Lending	272,384	—	—	272,384

Total Investments	$1,087,137	$—	$—	$1,087,137

Small Cap Value Fund
Common Stocks	$223,358	$—	$—	$223,358
Exchange-Traded Funds	5,657	—	—	5,657
Short-Term Investment	3,369	—	—	3,369
Investment Purchased with Proceeds from Securities Lending	69,531	—	—	69,531

Total Investments	$301,915	$—	$—	$301,915

Tactical Market Opportunities Fund
Exchange-Traded Funds	$984	$—	$—	$984
U.S. Government & Agency Securities	—	668	—	668
Short-Term Investments	801	275	—	1,076

Total Investments	$1,785	$943	$—	$2,728

Refer to each fund’s Schedule of Investments for further sector breakout.

As of April 30, 2010, each fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
				Appreciation
Fund	Level 1	Level 2	Level 3	(Depreciation)

International Fund	$1,574	$—	$—	$1,574
International Select Fund	2,051	—	—	2,051
Quantitative Large Cap Core Fund	73	—	—	73
Tactical Market Opportunities Fund	(6)	—	—	(6)

*	Other financial instruments are derivative instruments such as futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for funds which held Level 3 assets as of April 30, 2010:

	Global			Real Estate
	Infrastructure	International	International	Securities
	Fund	Fund	Select Fund	Fund

Balance as of October 31, 2009	$332	$211	$110	$111
Accrued discounts/premiums	—	—	—	—
Realized gain (loss)	—	—	—	—
Net change in unrealized appreciation or depreciation	—	—	—	(55)
Net purchases (sales)	—	—	—	—
Transfers in and/or (out) of Level 3	(332)	(211)	914	—

Balance as of April 30, 2010	$—	$—	$1,024	$56

Net change in unrealized appreciation or depreciation of Level 3 investments held as of April 30, 2010	$—	$—	$—	$(55)

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date.

94   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Interest income, including accretion of bond discounts and amortization of bond premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Equity Income Fund and Real Estate Securities Fund normally declare and pay income dividends quarterly. Global Infrastructure Fund, International Fund, International Select Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Mid Cap Growth Opportunities Fund, Mid Cap Select Fund, Mid Cap Value Fund, Quantitative Large Cap Core Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, and Tactical Market Opportunities Fund normally declare and pay income dividends annually. Distributions are payable in cash or reinvested in additional shares of the funds. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

Real Estate Securities Fund receives substantial distributions from holdings in real estate investment trusts (“REITs”). Additionally, other funds also invest in REITs. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund, and other funds that invest in REITs, must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of April 30, 2010, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to deferred wash sale and straddle losses, foreign currency gains and losses, investments in limited partnerships and REITs, and the “mark-to-market” of certain passive foreign investment companies (“PFICs”) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the tax year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The distributions paid during the six-month period ended April 30, 2010, and fiscal year ended October 31, 2009 were as follows:

April 30, 2010
Ordinary
Fund	Income

Equity Income Fund	$9,190
Global Infrastructure Fund	1,126
International Fund	4,419
International Select Fund	2,446
Large Cap Growth Opportunities Fund	2,106
Large Cap Select Fund	1,140
Large Cap Value Fund	5,827
Mid Cap Select Fund	164
Mid Cap Value Fund	7,361
Quantitative Large Cap Core Fund	2,278
Real Estate Securities Fund	20,228
Small Cap Select Fund	184
Small Cap Value Fund	836

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   95

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

	October 31, 2009

	Ordinary	Return of
Fund	Income	Capital	Total

Equity Income Fund	$22,374	$—	$22,374
Global Infrastructure Fund	348	—	348
International Fund	8,518	—	8,518
International Select Fund	6,112	—	6,112
Large Cap Growth Opportunities Fund	1,892	—	1,892
Large Cap Select Fund	1,124	—	1,124
Large Cap Value Fund	5,375	—	5,375
Mid Cap Select Fund	147	—	147
Mid Cap Value Fund	3,357	—	3,357
Quantitative Large Cap Core Fund	1,073	—	1,073
Real Estate Securities Fund	23,504	8,793	32,297
Small Cap Value Fund	2,298	—	2,298

As of October 31, 2009, the funds’ most recently completed fiscal year-end, components of accumulated earnings (deficit) on a tax-basis were as follows:

		Accumulated
	Undistributed	Capital and	Unrealized	Other	Total
	Ordinary	Post-October	Appreciation	Accumulated	Accumulated
Fund	Income	Losses	(Depreciation)	Gains (Losses)	Earnings (Deficit)

Equity Income Fund	$2,044	$(28,521)	$103,800	$—	$77,323
Global Infrastructure Fund	959	(1,583)	1,956	1	1,333
International Fund	4,420	(60,760)	108,764	(82)	52,342
International Select Fund	2,280	(66,180)	20,810	145	(42,945)
Large Cap Growth Opportunities Fund	2,107	(108,946)	80,296	—	(26,543)
Large Cap Select Fund	930	(118,248)	16,534	—	(100,784)
Large Cap Value Fund	4,996	(126,873)	5,040	—	(116,837)
Mid Cap Growth Opportunities Fund	—	(283,092)	151,313	—	131,779
Mid Cap Select Fund	161	(129,952)	2,940	—	(126,851)
Mid Cap Value Fund	7,361	(187,782)	39,649	—	(140,772)
Quantitative Large Cap Core Fund	1,660	(26,276)	5,590	—	(19,026)
Real Estate Securities Fund	—	(210,207)	6,189	—	(204,018)
Small Cap Growth Opportunities Fund	1	(45,755)	829	—	(44,925)
Small Cap Select Fund	182	(178,220)	19,679	—	(158,359)
Small Cap Value Fund	3	(63,423)	(8,017)	—	(71,437)

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and investments in limited partnerships, the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts, and the mark-to-market for certain PFICs for tax purposes.

As of October 31, 2009, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

	Expiration Year

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total

Equity Income Fund	$—	$—	$—	$—	$—	$—	$11,961	$16,560	$28,521
Global Infrastructure Fund	—	—	—	—	—	—	1,583	—	1,583
International Fund	—	—	—	—	—	—	—	60,760	60,760
International Select Fund	—	—	—	—	—	—	30,787	35,393	66,180
Large Cap Growth Opportunities Fund	—	—	—	—	—	—	49,626	59,320	108,946
Large Cap Select Fund	—	—	—	—	—	—	63,932	54,316	118,248
Large Cap Value Fund	—	—	—	—	—	—	45,994	80,879	126,873
Mid Cap Growth Opportunities Fund		—	—	—	—	—	131,264	151,828	283,092
Mid Cap Select Fund	102,106	4,320	—	—	—	—	7,819	15,707	129,952
Mid Cap Value Fund	—	—	—	—	—	—	101,981	85,801	187,782
Quantitative Large Cap Core Fund	—	—	—	—	—	—	7,444	18,832	26,276
Real Estate Securities Fund	—	—	—	—	—	—	77,591	132,616	210,207
Small Cap Growth Opportunities Fund	—	—	—	—	—	—	34,593	11,162	45,755
Small Cap Select Fund	—	—	—	—	—	—	80,713	97,507	178,220
Small Cap Value Fund	—	—	—	—	—	—	26,329	37,094	63,423

96   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

DERIVATIVES – The funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The funds’ investment objectives allow the funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign exchange contracts, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS – The funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, certain funds may enter into futures contracts. Upon entering into a futures contract, a fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the funds’ Statements of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of April 30, 2010, International Fund, International Select Fund, Quantitative Large Cap Core Fund, and Tactical Market Opportunities Fund held outstanding futures contracts as disclosed in their Schedules of Investments.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of April 30, 2010, the funds held no investments in outstanding written options.

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of April 30, 2010, the funds held no investments in options purchased.

For the six-month period ended April 30, 2010, the quarterly average gross notional amounts of the derivatives held by the funds were:

	Futures/	Futures/
Fund	Long	Short

International Fund	$167,899	$119,080
International Select Fund	172,385	76,447
Quantitative Large Cap Core Fund	14,420	—
Tactical Market Opportunities Fund	1,273	953

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   97

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

As of April 30, 2010, the funds’ fair values of derivative instruments (i.e. futures contracts) categorized by risk exposure were classified as follows:

	Statement of		International	Quantitative	Tactical Market
	Assets and Liabilities	International	Select	Large Cap Core	Opportunities
	Location	Fund	Fund	Fund	Fund

Asset Derivatives
Equity Contracts	Receivables, Net Assets – Unrealized Appreciation*	$4,331	$4,200	$73	$49
Foreign Exchange Contracts	Receivables	624	607	—	—

Balance as of April 30, 2010		$4,955	$4,807	$73	$49

Liability Derivatives
Equity Contracts	Payables, Net Assets – Unrealized Depreciation*	$3,251	$2,609	$—	$55
Foreign Exchange Contracts	Payables	130	147	—	—

Balance as of April 30, 2010		$3,381	$2,756	$—	$55

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six-month period ended April 30, 2010:

Amount of realized gain (loss) on derivatives recognized in income:

International Fund	Futures

Equity Contracts	$(928)
Foreign Exchange Contracts	120

International Select Fund	Futures

Equity Contracts	$(1,287)
Foreign Exchange Contracts	76

Quantitative Large Cap Core Fund	Futures

Equity Contracts	$849

Tactical Market Opportunities Fund[1]	Futures

Equity Contracts	$(29)

Net change in unrealized appreciation or depreciation on derivatives recognized in income:

International Fund	Futures

Equity Contracts	$3,194
Foreign Exchange Contracts	457

International Select Fund	Futures

Equity Contracts	$3,977
Foreign Exchange Contracts	438

Quantitative Large Cap Core Fund	Futures

Equity Contracts	$307

Tactical Market Opportunities Fund[1]	Futures

Equity Contracts	$(6)

1 Commenced operations December 30, 2009. For the period December 30, 2009 to April 30, 2010.

FOREIGN CURRENCY TRANSLATION – The books and records of Global Infrastructure Fund, International Fund, International Select Fund, Real Estate Securities Fund, and Tactical Market Opportunities Fund, relating to the funds’ non-U.S. dollar denominated investments, are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

98   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The funds do not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. As of April 30, 2010, Global Infrastructure Fund, International Fund, International Select Fund, and Tactical Market Opportunities Fund held foreign currency holdings consisting of multiple denominations.

FORWARD FOREIGN CURRENCY CONTRACTS – The funds may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded because the funds intend to settle the contracts prior to delivery. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The funds realize gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. As of April 30, 2010, the funds held no investments in outstanding forward currency contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of April 30, 2010, the funds held no investments in when-issued or forward-commitment securities.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. As of April 30, 2010, Mid Cap Select Fund, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Small Cap Select Fund held investments in illiquid securities with a total value of $0, $56, $0, and $0, respectively, or 0.0%, 0.0%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Mid Cap Select Fund	Shares	Acquired	Basis

Lantronix Warrants	1	5/08	$—

		Dates	Cost
Real Estate Securities Fund	Shares	Acquired	Basis

Newcastle Investment Holdings	35	6/98	$153

		Dates	Cost
Small Cap Growth Opportunities Fund	Shares	Acquired	Basis

Hollis-Eden Pharmaceuticals Warrants	71	2/06	$161
Lantronix Warrants	11	5/08	—
VideoPropulsion	780	12/99	—

		Dates	Cost
Small Cap Select Fund	Shares	Acquired	Basis

Lantronix Warrants	5	6/08	$—

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. Government securities, or other high-grade

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   99

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 25% of each fund’s net income from securities lending transactions and pays half of such fees to FAF advisors for certain securities lending services provided by FAF Advisors. With respect to Global Infrastructure Fund, International Fund, and International Select Fund, a portion of this amount is paid to State Street Bank and Trust (“State Street”) for acting as sub-lending agent. For each fund other than Global Infrastructure Fund, International Fund, and International Select Fund, collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets. For Global Infrastructure Fund, International Fund, and International Select Fund, collateral for securities on loan is invested in a money market fund administered by State Street.

Securities lending fees paid to U.S. Bank by the funds during the six-month period ended April 30, 2010, were as follows:

Fund	Amount

Equity Income Fund	$14
Large Cap Growth Opportunities Fund	23
Large Cap Select Fund	5
Large Cap Value Fund	7
Mid Cap Growth Opportunities Fund	67
Mid Cap Select Fund	2
Mid Cap Value Fund	13
Quantitative Large Cap Core Fund	6
Real Estate Securities Fund	79
Small Cap Growth Opportunities Fund	42
Small Cap Select Fund	127
Small Cap Value Fund	11

Income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

SECURITY LITIGATION SETTLEMENTS – Cash from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized gains or losses. Adjustments made during the six-month period ended April 30, 2010, were as follows:

Fund	Amount

Equity Income Fund	$92
Large Cap Growth Opportunities Fund	718
Large Cap Select Fund	57
Large Cap Value Fund	195
Mid Cap Growth Opportunities Fund	591
Mid Cap Select Fund	187
Small Cap Growth Opportunities Fund	911
Small Cap Select Fund	890
Small Cap Value Fund	33

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2010.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to April 30, 2010 through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that

100   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Advisory Fee
as a % of Average
Fund	Daily Net Assets

Equity Income Fund*	0.65%
Global Infrastructure Fund	0.90
International Fund	1.00
International Select Fund	1.00
Large Cap Growth Opportunities Fund*	0.65
Large Cap Select Fund*	0.65
Large Cap Value Fund*	0.65
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Select Fund	0.70
Mid Cap Value Fund	0.70
Real Estate Securities Fund	0.70
Quantitative Large Cap Core Fund	0.30
Small Cap Growth Opportunities Fund	1.00
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70
Tactical Market Opportunities Fund	0.75

*	The advisory fees for Equity Income Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, and Large Cap Value Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

FAF Advisors has agreed to contractually waive fees and reimburse other fund expenses for the following funds through February 28, 2011, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange-traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Global Infrastructure Fund	1.25%	N/A	2.00%	1.50%	1.00%
International Fund	1.49	2.24%	2.24	1.74	1.24
International Select Fund	1.49	2.24	2.24	1.74	1.24
Mid Cap Select Fund	1.41	2.16	2.16	N/A	1.16
Quantitative Large Cap Core Fund	0.70	N/A	1.45	N/A	0.45
Small Cap Growth Opportunities Fund	1.47	2.22	2.22	1.72	1.22
Tactical Market Opportunities Fund	N/A	N/A	N/A	N/A	0.95

N/A = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisor’s investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statements of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

SUB-ADVISORY FEES – Altrinsic Global Advisors, LLC (“Altrinsic”) and Hansberger Global Investors, Inc. (“HGI”) each serve as investment sub-advisor to International Fund pursuant to separate sub-advisory agreements with FAF Advisors. Altrinsic, HGI, and Lazard Asset Management, LLC (“Lazard”) each serve as investment sub-advisor to International Select Fund pursuant to separate sub-advisory agreements with FAF Advisors. Each sub-advisor has discretion to select portfolio securities for its portion of the respective fund. FAF Advisors pays monthly fees to Altrinsic, HGI, and Lazard for the services provided under their respective sub-advisory agreements with FAF Advisors.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees based on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based on the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   101

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund other than Global Infrastructure Fund, International Fund, and International Select Fund pursuant to a custodian agreement with FAIF. The fee for each fund (except Global Infrastructure Fund, International Fund, and International Select Fund) is equal to an annual rate of 0.005% of average daily net assets. State Street Bank (“SSB”) serves as the custodian for Global Infrastructure Fund, International Fund, and International Select Fund pursuant to a custodian agreement with FAIF. Global Infrastructure Fund, International Fund, and International Select Fund pay SSB various asset-based fees and transaction charges based on the issuer’s country. All fees are computed daily and paid monthly.

Under the custodian agreements, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended April 30, 2010, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Large Cap Growth Opportunities Fund	$2	$—
Large Cap Select Fund	2	—
Mid Cap Select Fund	1	—
Mid Cap Value Fund	2	—

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution and shareholder servicing agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2010:

Fund	Amount

Equity Income Fund	$114
Global Infrastructure Fund	19
International Fund	18
International Select Fund	3
Large Cap Growth Opportunities Fund	51
Large Cap Select Fund	3
Large Cap Value Fund	43
Mid Cap Growth Opportunities Fund	114
Mid Cap Select Fund	9
Mid Cap Value Fund	30
Real Estate Securities Fund	88
Small Cap Growth Opportunities Fund	24
Small Cap Select Fund	52
Small Cap Value Fund	22

OTHER FEES AND EXPENSES – In addition to investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2010, legal fees and expenses of $49 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

102   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

For the six-month period ended April 30, 2010, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund

Equity Income Fund	$38
Global Infrastructure Fund	16
International Fund	7
International Select Fund	8
Large Cap Growth Opportunities Fund	12
Large Cap Select Fund	1
Large Cap Value Fund	5
Mid Cap Growth Opportunities Fund	27
Mid Cap Select Fund	3
Mid Cap Value Fund	4
Real Estate Securities Fund	12
Small Cap Growth Opportunities Fund	6
Small Cap Select Fund	18
Small Cap Value Fund	2

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   103

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FAIF has 372 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Equity		Global		International
	Income Fund		Infrastructure Fund		Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09

Class A:
Shares issued	925	922	3,145	2,504	114	357
Shares issued in lieu of cash distributions	95	291	89	10	9	26
Shares redeemed	(792)	(1,903)	(322)	(587)	(266)	(704)

Total Class A transactions	228	(690)	2,912	1,927	(143)	(321)

Class B:[1]
Shares issued	2	11	—	—	2	9
Shares issued in lieu of cash distributions	5	20	—	—	—	—
Shares redeemed	(165)	(264)	—	—	(39)	(124)

Total Class B transactions	(158)	(233)	—	—	(37)	(115)

Class C:[1]
Shares issued	275	124	336	396	14	39
Shares issued in lieu of cash distributions	4	11	4	—	—	—
Shares redeemed	(115)	(136)	(21)	(4)	(66)	(112)

Total Class C transactions	164	(1)	319	392	(52)	(73)

Class R:[1]
Shares issued	10	5	—	1	—	—
Shares issued in lieu of cash distributions	—	1	—	—	—	—
Shares redeemed	(5)	(48)	—	—	—	—

Total Class R transactions	5	(42)	—	1	—	—

Class Y:
Shares issued	5,333	13,237	3,853	6,078	1,860	6,013
Shares issued in lieu of cash distributions	151	467	31	22	251	593
Shares redeemed	(6,164)	(17,527)	(888)	(4,098)	(5,184)	(18,994)

Total Class Y transactions	(680)	(3,823)	2,996	2,002	(3,073)	(12,388)

Net increase (decrease) in capital shares	(441)	(4,789)	6,227	4,322	(3,305)	(12,897)

[1]	Class B shares are not offered by the Global Infrastructure Fund. The Global Infrastructure Fund began offering Class C and Class R shares on November 3, 2008.

	International		Large Cap Growth		Large Cap
	Select Fund		Opportunities Fund		Select Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09

Class A:
Shares issued	150	210	141	342	29	99
Shares issued in lieu of cash distributions	1	4	4	3	2	1
Shares redeemed	(71)	(148)	(245)	(478)	(34)	(173)

Total Class A transactions	80	66	(100)	(133)	(3)	(73)

Class B:
Shares issued	—	—	—	2	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	(40)	(56)	(85)	—	(39)

Total Class B transactions	—	(40)	(56)	(83)	—	(39)

Class C:
Shares issued	42	3	3	25	—	3
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	(1)	(9)	(36)	(41)	(2)	(4)

Total Class C transactions	41	(6)	(33)	(16)	(2)	(1)

Class R:
Shares issued	—	1	4	12	—	10
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	(6)	(3)	(5)	—	(5)

Total Class R transactions	—	(5)	1	7	—	5

Class Y:
Shares issued	24,756	50,353	1,047	5,401	736	4,793
Shares issued in lieu of cash distributions	78	276	28	36	49	56
Shares redeemed	(4,891)	(19,878)	(2,191)	(4,929)	(4,040)	(13,346)

Total Class Y transactions	19,943	30,751	(1,116)	508	(3,255)	(8,497)

Net increase (decrease) in capital shares	20,064	30,766	(1,304)	283	(3,260)	(8,605)

104   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

	Large Cap		Mid Cap Growth		Mid Cap
	Value Fund		Opportunities Fund		Select Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09

Class A:
Shares issued	82	254	808	1,472	85	270
Shares issued in lieu of cash distributions	48	50	—	—	4	1
Shares redeemed	(386)	(814)	(752)	(2,187)	(200)	(474)

Total Class A transactions	(256)	(510)	56	(715)	(111)	(203)

Class B:
Shares issued	—	1	1	3	—	1
Shares issued in lieu of cash distributions	1	2	—	—	—	—
Shares redeemed	(59)	(126)	(51)	(78)	(57)	(160)

Total Class B transactions	(58)	(123)	(50)	(75)	(57)	(159)

Class C:
Shares issued	4	20	20	88	8	31
Shares issued in lieu of cash distributions	1	1	—	—	—	—
Shares redeemed	(48)	(74)	(44)	(188)	(58)	(144)

Total Class C transactions	(43)	(53)	(24)	(100)	(50)	(113)

Class R:[2]
Shares issued	12	15	285	464	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	(3)	(2)	(165)	(421)	—	—

Total Class R transactions	9	13	120	43	—	—

Class Y:
Shares issued	611	3,340	2,220	6,379	193	1,621
Shares issued in lieu of cash distributions	237	246	—	—	4	5
Shares redeemed	(3,625)	(9,176)	(4,016)	(5,692)	(1,014)	(3,765)

Total Class Y transactions	(2,777)	(5,590)	(1,796)	687	(817)	(2,139)

Net decrease in capital shares	(3,125)	(6,263)	(1,694)	(160)	(1,035)	(2,614)

2 Class R shares are not offered by the Mid Cap Select Fund.

			Quantitative		Real Estate
	Mid Cap		Large Cap		Securities
	Value Fund		Core Fund		Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09

Class A:
Shares issued cash distributions	448	1,853	—	8	10,335	18,629
Shares issued in lieu of	51	39	—	—	333	666
Shares redeemed	(3,885)	(2,473)	(3)	(1)	(4,359)	(6,699)

Total Class A transactions	(3,386)	(581)	(3)	7	6,309	12,596

Class B:[3]
Shares issued	—	3	—	—	1	5
Shares issued in lieu of cash distributions	1	—	—	—	2	8
Shares redeemed	(37)	(72)	—	—	(26)	(56)

Total Class B transactions	(36)	(69)	—	—	(23)	(43)

Class C:
Shares issued	18	44	1	—	948	758
Shares issued in lieu of cash distributions	2	1	—	—	14	33
Shares redeemed	(115)	(205)	—	(1)	(139)	(268)

Total Class C transactions	(95)	(160)	1	(1)	823	523

Class R:[3]
Shares issued	365	972	—	—	1,874	2,407
Shares issued in lieu of cash distributions	9	6	—	—	55	118
Shares redeemed	(440)	(1,025)	—	—	(518)	(619)

Total Class R transactions	(66)	(47)	—	—	1,411	1,906

Class Y:
Shares issued	1,205	4,102	2,749	5,877	26,345	36,806
Shares issued in lieu of cash distributions	205	118	46	36	613	1,335
Shares redeemed	(2,408)	(5,865)	(1,641)	(3,199)	(10,762)	(26,769)

Total Class Y transactions	(998)	(1,645)	1,154	2,714	16,196	11,372

Net increase (decrease) in capital shares	(4,581)	(2,502)	1,152	2,720	24,716	26,354

3 Class B and Class R shares are not offered by the Quantitative Large Cap Core Fund.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   105

Notes to Financial Statements  (Unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

							Tactical
							Market
	Small Cap Growth		Small Cap		Small Cap		Opportunities
	Opportunities Fund		Select Fund		Value Fund		Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year	12/30/09*
	Ended	Ended	Ended	Ended	Ended	Ended	to
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10

Class A:[4]
Shares issued	176	286	8,451	17,577	88	700	—
Shares issued in lieu of cash distributions	—	—	—	—	9	37	—
Shares redeemed	(204)	(637)	(9,657)	(6,751)	(283)	(696)	—

Total Class A transactions	(28)	(351)	(1,206)	10,826	(186)	41	—

Class B:[4]
Shares issued	2	4	—	7	—	2	—
Shares issued in lieu of cash distributions	—	—	—	—	—	1	—
Shares redeemed	(15)	(32)	(169)	(223)	—	(423)	—

Total Class B transactions	(13)	(28)	(169)	(216)	—	(420)	—

Class C:[4]
Shares issued	18	22	59	187	22	31	—
Shares issued in lieu of cash distributions	—	—	—	—	—	1	—
Shares redeemed	(20)	(21)	(205)	(483)	(51)	(76)	—

Total Class C transactions	(2)	1	(146)	(296)	(29)	(44)	—

Class R:[4]
Shares issued	34	90	608	941	70	230	—
Shares issued in lieu of cash distributions	—	—	—	—	—	2	—
Shares redeemed	(42)	(25)	(346)	(1,137)	(65)	(215)	—

Total Class R transactions	(8)	65	262	(196)	5	17	—

Class Y:
Shares issued	1,168	1,885	3,434	7,705	1,239	2,259	300
Shares issued in lieu of cash distributions	—	—	11	—	68	239	—
Shares redeemed	(474)	(1,149)	(3,047)	(8,879)	(1,466)	(3,723)	—

Total Class Y transactions	694	736	398	(1,174)	(159)	(1,225)	300

Net increase (decrease) in capital shares	643	423	(861)	8,944	(369)	(1,631)	300

*	Commencement of operations.

[4]	Class A, Class B, Class C, and Class R shares are not offered by the Tactical Market Opportunities Fund.

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2010 and the fiscal year ended October 31, 2009, were as follows:

	Six-Month	Fiscal
	Period	Year
	Ended	Ended
Fund	4/30/10	10/31/09

Equity Income Fund	123	83
International Fund	24	60
International Select Fund	—	38
Large Cap Growth Opportunities Fund	44	47
Large Cap Select Fund	—	29
Large Cap Value Fund	46	75
Mid Cap Growth Opportunities Fund	35	22
Mid Cap Select Fund	41	107
Mid Cap Value Fund	23	28
Real Estate Securities Fund	8	10
Small Cap Growth Opportunities Fund	5	3
Small Cap Select Fund	128	61
Small Cap Value Fund	—	359

5 >	Investment Security Transactions

During the six-month period ended April 30, 2010, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Equity Income Fund	$131,189	$140,546
Global Infrastructure Fund	190,134	136,930
International Fund	171,332	197,094
International Select Fund	261,707	132,960
Large Cap Growth Opportunities Fund	330,336	367,887
Large Cap Select Fund	92,673	131,307
Large Cap Value Fund	266,549	315,201
Mid Cap Growth Opportunities Fund	727,431	817,369
Mid Cap Select Fund	32,039	40,833
Mid Cap Value Fund	390,814	487,810
Quantitative Large Cap Core Fund	126,186	120,987
Real Estate Securities Fund	1,323,347	952,575
Small Cap Growth Opportunities Fund	123,031	113,732
Small Cap Select Fund	382,069	395,050
Small Cap Value Fund	72,724	75,013
Tactical Market Opportunities Fund	4,336	2,736

6 >	Sector Risk

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks

106   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional, and national basis in the past and that may continue in the future. Global Infrastructure Fund concentrates its investments in infrastructure-related securities of companies in the industrial and utility sectors. The securities of these companies in the industrial and utility sectors have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting the issuers of such securities. As of April 30, 2010, Large Cap Growth Opportunities Fund, Large Cap Select Fund, and Small Cap Growth Opportunities Fund each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. As of the same date, Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund each had a significant portion of their assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending. As of the same date, Mid Cap Growth Opportunities Fund had a significant portion of its assets invested in the consumer discretionary sector. The securities of companies in the consumer discretionary sector tend to be more sensitive to economic downturns.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	Regulatory Settlement Proceeds

International Fund received a total of $359 during the year ended October 31, 2009 from Millennium Partners, as part of a settlement of an administrative proceeding with the Securities and Exchange Commission involving market timing and late trading of mutual funds. The settlement proceeds are presented in the fund’s Statement of Changes in Net Assets for the year ended October 31, 2009. The fund and its affiliates were not involved in the proceedings.

9 >	New Accounting Pronouncement

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the update and the impact to financial statements.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   107

Notice to Shareholders	April 30, 2010 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities is available at FirstAmericanFunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

APPROVAL OF TACTICAL MARKET OPPORTUNITIES FUND’S INVESTMENT ADVISORY AGREEMENT

The Board of Directors of Tactical Market Opportunities Fund (the “Board”), which is comprised entirely of independent directors, oversees the management of Tactical Market Opportunities Fund (the “Fund”) and, as required by law, has approved the Fund’s advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on September 16, 2009, the Board considered information relating to the Fund’s proposed investment advisory agreement with FAF Advisors (the “Agreement”). The Board received materials relating to the Agreement in advance of the meeting.

In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of the services that FAF Advisors proposed to provide to the Fund, (2) the proposed expense structure of the Fund, including the proposed investment advisory fee and comparative advisory fee information, (3) whether fee levels would be adjusted to enable Fund investors to share in potential economies of scale, and (4) other benefits that would accrue to FAF Advisors through its relationship with the Fund. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement. In reapproving advisory agreements, the Board would also generally review and consider a fund’s performance and the profitability of FAF Advisors related to the fund. Because the Fund had not yet commenced operations, however, these factors were not considered.

Based on the terms of the Agreement and the Board’s evaluation of materials provided to it by FAF Advisors, the Board concluded that the Agreement is fair and in the interests of the shareholders of the Fund. In reaching its conclusions, the Board considered the following:

NATURE, QUALITY, AND EXTENT OF INVESTMENT ADVISORY SERVICES

The Board examined the nature, quality and extent of the services that would be provided by FAF Advisors to the Fund. The Board reviewed FAF Advisors’ key personnel who would provide investment management services to the Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to the Fund include (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Fund, including the Fund’s distributor, sub-administrator, transfer agent, and custodian.

The Board also considered that the compliance policies and procedures previously adopted by the Board on behalf of the other First American Funds, as well as the policies and procedures adopted by the Board at the meeting related to the Fund’s potential investment in exchange-traded funds as described in the Fund’s prospectus, are reasonably designed to prevent violations of the federal securities laws by the Fund and its service providers, including FAF Advisors.

108   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Based on the foregoing, the Board concluded that the Fund is likely to benefit from the nature, extent, and quality of the services provided by FAF Advisors under its Agreement.

COSTS OF SERVICES

The Board reviewed the proposed investment advisory fee as compared to fees charged to comparable funds managed by other advisers. In connection with this review, the Board asked FAF Advisors to articulate its pricing philosophy. FAF Advisors responded that it will attempt generally to maintain the Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. The Board concluded that FAF Advisors’ pricing philosophy is a reasonable one and that the Fund’s proposed advisory fee is reasonable in light of the services to be provided.

ECONOMIES OF SCALE IN PROVIDING INVESTMENT ADVISORY SERVICES

The Board considered whether the Fund’s proposed investment advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. The Board considered that, although the Fund does not have advisory fee breakpoints in place, the intent of FAF Advisors’ pricing philosophy is generally to keep the Fund’s expense ratio competitive with the median total expense ratio of the Fund’s peer group. Because this median total expense ratio will reflect the effect of any breakpoints in the peer group’s advisory fee schedules, Fund shareholders should receive the benefit of those breakpoints. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the interest of the Fund and its shareholders to approve the Agreement.

OTHER BENEFITS TO FAF ADVISORS

In evaluating the benefits that will accrue to FAF Advisors through its relationship with the Fund, the Board noted that FAF Advisors and certain of its affiliates will serve the Fund in various capacities, including as adviser, administrator, sub-administrator, transfer agent, distributor and custodian, and receive compensation from the Fund in connection with providing services to the Fund. The Board considered that each service provided to the Fund by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement was in the interest of the Fund and its shareholders.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   109

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BOARD OF DIRECTORS	First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202

CUSTODIANS
       U.S. Bank National Association
       60 Livingston Avenue
       St. Paul, Minnesota 55101

       State Street Bank and Trust Company
       2 Avenue de Lafayette
       Boston, Massachusetts 02111

DISTRIBUTOR
       Quasar Distributors, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit FirstAmericanFunds.com.

0058-10  6/2010  SAR-STOCK

First American Funds.

2010 SEMIANNUAL REPORT

April 30, 2010

Index Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit FirstAmericanFunds.com.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   1

Holdings Summaries

Equity Index Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

Exxon Mobil	2.9%
First American Prime Obligations Fund, Class Z	2.5
Apple	2.2
Microsoft	2.1
General Electric	1.8
Proctor & Gamble	1.7
Bank of America	1.6
Johnson & Johnson	1.6
Wells Fargo	1.6
JPMorgan Chase	1.5

 Sector Allocation as of April 30, 20101 (% of net assets)

Information Technology	18.5%
Financials	16.1
Healthcare	11.3
Energy	10.9
Consumer Staples	10.7
Industrials	10.5
Consumer Discretionary	10.3
Materials	3.4
Utilities	3.4
Telecommunication Services	2.7
Short-Term Investments	3.1
Other Assets and Liabilities, Net[2]	(0.9)

100.0%

Mid Cap Index Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

First American Prime Obligations Fund, Class Z	6.4%
U.S. Treasury Bill, 0.110%, 05/20/2010	0.9
Vertex Pharmaceuticals	0.7
Cree	0.7
Newfield Exploration	0.7
New York Community Bancorp	0.7
Lubrizol	0.6
Joy Global	0.5
Edwards Lifesciences	0.5
Macerich – REIT	0.5

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	19.5%
Consumer Discretionary	14.1
Industrials	13.6
Information Technology	13.6
Healthcare	11.3
Materials	6.1
Energy	5.8
Utilities	5.4
Consumer Staples	3.5
Telecommunication Services	0.7
Short-Term Investments	7.3
Other Assets and Liabilities, Net[2]	(0.9)

100.0%

Small Cap Index Fund

 Top 10 Holdings as of April 30, 20101 (% of net assets)

First American Prime Obligations Fund, Class Z	7.5%
U.S. Treasury Bill, 0.109%, 05/20/2010	1.3
Human Genome Sciences	0.4
UAL	0.3
Tupperware	0.3
Ares Capital	0.3
Domtar	0.3
East West Bancorp	0.3
Skyworks Solutions	0.2
E*TRADE Financial	0.2

 Sector Allocation as of April 30, 20101 (% of net assets)

Financials	20.1%
Information Technology	16.4
Industrials	14.7
Consumer Discretionary	14.5
Healthcare	13.0
Energy	4.8
Materials	4.5
Consumer Staples	2.8
Utilities	2.8
Telecommunication Services	0.8
Short-Term Investments	8.8
Other Assets and Liabilities, Net[2]	(3.2)

100.0%

[1]	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments and do not reflect the impact on sector allocation of holding derivative instruments, such as futures contracts. See note 2 in Notes to Financial Statements and the fund’s Schedule of Investments for derivatives held at April 30, 2010.

[2]	Investments typically comprise substantially all the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Expense Examples

Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Equity Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,154.20	$3.31

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.72	$3.11

Class B Actual[2]	$1,000.00	$1,149.50	$7.30

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85

Class C Actual[2]	$1,000.00	$1,149.70	$7.30

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.85

Class R Actual[2]	$1,000.00	$1,152.00	$4.64

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.48	$4.36

Class Y Actual[2]	$1,000.00	$1,155.10	$1.98

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$1.86

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.62%, 1.37%, 1.37%, 0.87%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 15.42%, 14.95%, 14.97%, 15.20%, and 15.51% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   3

Expense Examples

 Mid Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[2]	$1,000.00	$1,253.10	$4.13

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

Class C Actual[2]	$1,000.00	$1,247.80	$8.30

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.41	$7.45

Class R Actual[2]	$1,000.00	$1,252.00	$5.53

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$4.96

Class Y Actual[2]	$1,000.00	$1,254.40	$2.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	$2.46

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74%, 1.49%, 0.99%, and 0.49% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended April 30, 2010 of 25.31%, 24.78%, 25.20%, and 25.44% for Class A, Class C, Class R, and Class Y, respectively.

 Small Cap Index Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)

Class A Actual[4]	$1,000.00	$1,278.20	$4.63

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.73	$4.11

Class C Actual[4]	$1,000.00	$1,273.00	$8.85

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.01	$7.85

Class R Actual[4]	$1,000.00	$1,276.30	$6.10

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

Class Y Actual[4]	$1,000.00	$1,280.00	$3.22

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.97	$2.86

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.82%, 1.57%, 1.08%, and 0.57% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 27.82%, 27.30%, 27.63%, and 28.00% for Class A, Class C, Class R, and Class Y, respectively.

4   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 97.8%
Consumer Discretionary – 10.3%
Abercrombie & Fitch, Class A ▼	8,124	$355
Amazon.com ▼ ●	30,480	4,177
Apollo Group, Class A ●	10,223	587
AutoNation ▼ ●	8,048	163
AutoZone ▼ ●	2,787	516
Bed Bath & Beyond ▼ ●	23,330	1,072
Best Buy	30,524	1,392
Big Lots ●	7,360	281
Carnival ▼	39,195	1,634
CBS, Class B ▼	63,091	1,023
Coach ▼	27,978	1,168
Comcast, Class A ▼	252,671	4,988
D.R. Horton ▼	24,630	362
Darden Restaurants	12,238	548
DeVry ▼	5,769	360
DIRECTV, Class A ●	84,820	3,073
Discovery Communications, Class A ▼ ●	26,340	1,019
Eastman Kodak ▼ ●	23,921	146
Expedia ▼	18,828	445
Family Dollar Stores ▼	12,322	487
Ford Motor ▼ ●	299,926	3,905
Fortune Brands	12,948	679
GameStop, Class A ▼ ●	15,399	374
Gannett ▼	22,212	378
Gap ▼	43,232	1,069
Genuine Parts	14,132	605
Goodyear Tire & Rubber ●	21,873	294
H&R Block ▼	29,878	547
Harley-Davidson ▼	20,863	706
Harman International Industries ●	5,750	227
Hasbro	10,929	419
Home Depot ▼	151,413	5,336
International Game Technology	26,418	557
Interpublic Group of Companies ▼ ●	42,867	382
J.C. Penney	21,008	613
Johnson Controls	60,589	2,035
Kohl’s ●	27,302	1,501
Leggett & Platt	13,219	324
Lennar	14,480	288
Limited Brands ▼	24,922	668
Lowe’s	131,077	3,555
Macy’s	37,489	870
Marriott International, Class A ▼	22,600	831
Mattel	32,382	747
McDonald’s	95,808	6,762
McGraw-Hill	28,110	948
New York Times, Class A ●	10,360	103
Newell Rubbermaid ▼	24,736	422
News, Class A	200,651	3,094
Nike, Class B ▼	34,724	2,636
Nordstrom ▼	14,925	617
Office Depot ●	24,463	168
Omnicom Group	27,643	1,179
O’Reilly Automotive ▼ ●	10,219	500
Polo Ralph Lauren ▼	5,095	458
Priceline.com ▼ ●	4,059	1,064
Pulte Homes ▼ ●	28,253	370
RadioShack	12,458	268
Ross Stores ▼	11,032	618
Scripps Networks Interactive, Class A	6,545	297
Sears Holdings ▼ ●	4,357	527
Sherwin-Williams ▼	8,195	640
Stanley Black & Decker	14,406	896
Staples	64,913	1,527
Starbucks	66,195	1,720
Starwood Hotels & Resorts Worldwide ▼	16,635	907
Target	66,990	3,810
Tiffany & Company ▼	11,214	544
Time Warner	102,422	3,388
Time Warner Cable ▼	30,335	1,706
TJX	37,373	1,732
Urban Outfitters ●	9,535	358
VF ▼	7,917	684
Viacom, Class B ●	54,080	1,911
Walt Disney ▼	174,005	6,409
Washington Post, Class B	114	58
Whirlpool ▼	6,661	725
Wyndham Worldwide ▼	15,923	427
Wynn Resorts ▼	6,148	542
Yum! Brands	41,786	1,773

		100,494

Consumer Staples – 10.7%
Altria Group	185,260	3,926
Archer-Daniels-Midland	60,326	1,686
Avon Products	38,066	1,231
Brown-Forman, Class B ▼	8,927	519
Campbell Soup ▼	15,683	562
Clorox	13,268	858
Coca-Cola ▼	205,258	10,971
Coca-Cola Enterprises	28,455	789
Colgate-Palmolive	43,966	3,698
ConAgra Foods	42,666	1,044
Constellation Brands, Class A ▼ ●	18,581	339
Costco Wholesale	39,120	2,311
CVS Caremark	123,818	4,573
Dean Foods ●	16,842	264
Dr. Pepper Snapple Group	22,628	741
Estee Lauder, Class A ▼	9,738	642
General Mills	29,677	2,112
H.J. Heinz	30,839	1,445
Hershey	17,521	824
Hormel Foods	4,526	184
JM Smucker	11,228	686
Kellogg	24,008	1,319
Kimberly-Clark	37,070	2,271
Kraft Foods, Class A	143,644	4,252
Kroger	61,543	1,368
Lorillard	13,786	1,080
McCormick ▼	12,271	486
Mead Johnson Nutrition	14,441	745
Molson Coors Brewing, Class B	14,511	644
PepsiCo	145,518	9,491
Philip Morris International	167,394	8,216
Procter & Gamble	258,638	16,077
Reynolds American	15,052	804
Safeway ▼	34,832	822
Sara Lee	62,093	883
SUPERVALU ▼	19,343	288
Sysco	52,763	1,664
Tyson Foods, Class A ▼	27,399	537
Walgreen	87,724	3,083
Wal-Mart Stores	189,994	10,194
Whole Foods Market ▼ ●	13,181	514

		104,143

Energy – 10.9%
Anadarko Petroleum ▼	43,860	2,726
Apache	29,968	3,050
Baker Hughes ▼	38,659	1,924
Cabot Oil & Gas	9,893	357

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   5

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Cameron International ●	20,952	$827
Chesapeake Energy	54,774	1,304
Chevron	178,833	14,564
ConocoPhillips	132,394	7,836
CONSOL Energy	16,849	753
Denbury Resources ▼ ●	28,429	544
Devon Energy	39,785	2,679
Diamond Offshore Drilling	6,190	490
El Paso	65,336	791
EOG Resources ▼	22,490	2,522
Exxon Mobil	420,404	28,523
FMC Technologies ▼ ●	10,862	735
Halliburton	80,593	2,470
Helmerich & Payne	8,948	363
Hess	25,933	1,648
Marathon Oil	64,739	2,081
Massey Energy	8,039	294
Murphy Oil	16,408	987
Nabors Industries ●	27,350	590
National-Oilwell Varco	37,261	1,641
Noble Energy	15,534	1,187
Occidental Petroleum ▼	72,301	6,410
Peabody Energy	23,931	1,118
Pioneer Natural Resources ▼	11,416	732
Range Resources ▼	14,843	709
Rowan ●	10,191	304
Schlumberger ▼	106,550	7,609
Smith International	21,955	1,049
Southwestern Energy ●	30,817	1,223
Spectra Energy	54,583	1,274
Sunoco ▼	10,892	357
Tesoro ▼	13,058	172
Valero Energy	50,293	1,046
Williams	51,966	1,227
XTO Energy	51,992	2,471

		106,587

Financials – 16.1%
Aflac	41,774	2,129
Allstate	47,779	1,561
American Express	106,562	4,915
American International Group ▼ ●	12,014	467
Ameriprise Financial	21,676	1,005
AON	23,762	1,009
Apartment Investment & Management – REIT	10,431	234
Assurant	8,933	325
AvalonBay Communities – REIT	7,557	786
Bank of America	893,296	15,927
Bank of New York Mellon	107,584	3,349
BB&T	61,501	2,044
Berkshire Hathaway, Class B ▼ ●	147,359	11,348
Boston Properties – REIT	12,374	976
Capital One Financial ▼	40,542	1,760
CB Richard Ellis Group ▼ ●	24,071	417
Charles Schwab	87,051	1,679
Chubb	29,893	1,580
Cincinnati Financial ▼	14,282	406
Citigroup ▼ ●	1,749,641	7,646
CME Group	5,934	1,949
Comerica	15,298	643
Discover Financial Services	46,556	720
E*TRADE Financial ●	157,639	265
Equity Residential Properties Trust – REIT	25,100	1,136
Federated Investors, Class B	7,603	183
Fifth Third Bancorp ▼	70,797	1,056
First Horizon National ●	20,366	288
Franklin Resources ▼	13,210	1,528
Genworth Financial, Class A ●	43,550	719
Goldman Sachs Group ▼	46,860	6,803
Hartford Financial Services Group ▼	38,199	1,091
HCP – REIT	26,879	863
Health Care – REIT	8,799	395
Host Hotels & Resorts – REIT ▼	58,162	946
Hudson City Bancorp	44,536	593
Huntington Bancshares	63,790	432
IntercontinentalExchange ▼ ●	6,555	765
Invesco ▼	38,522	886
Janus Capital Group ▼	16,993	239
JPMorgan Chase	353,775	15,064
KeyCorp ▼	78,193	705
Kimco Realty – REIT	36,402	568
Legg Mason	14,502	460
Leucadia National ▼ ●	16,004	405
Lincoln National ▼	27,394	838
Loew’s	31,597	1,177
M&T Bank ▼	7,398	646
Marsh & McLennan	47,388	1,148
Marshall & Ilsley	46,898	427
MetLife	72,938	3,325
Moody’s ▼	17,508	433
Morgan Stanley	124,492	3,762
NASDAQ OMX Group ●	13,206	277
Northern Trust ▼	21,181	1,165
NYSE Euronext	24,279	792
Peoples United Financial	31,581	490
Plum Creek Timber – REIT ▼	15,169	604
PNC Financial Services Group ▼	46,034	3,094
Principal Financial Group ▼	28,447	831
Progressive ▼	59,799	1,201
ProLogis – REIT ▼	42,225	556
Prudential Financial ▼	41,406	2,632
Public Storage – REIT	12,082	1,171
Regions Financial ▼	106,199	939
Simon Property Group – REIT	25,821	2,299
SLM ▼ ●	43,178	528
State Street	44,111	1,919
SunTrust Banks ▼	44,464	1,316
T. Rowe Price Group ▼	23,062	1,326
Torchmark	7,377	395
Travelers ▼	45,731	2,320
U.S. Bancorp ◖	170,374	4,561
Unum Group	29,596	724
Ventas – REIT	14,209	671
Vornado Realty Trust – REIT ▼	14,038	1,170
Wells Fargo	461,316	15,274
XL Capital, Class A ▼	31,875	567
Zions Bancorporation	12,152	349

		157,192

Healthcare – 11.3%
Abbott Laboratories	138,255	7,073
Aetna	38,378	1,134
Allergan	27,383	1,744
AmerisourceBergen ▼	25,145	776
Amgen ●	87,201	5,003
Baxter International	53,664	2,535
Becton, Dickinson & Company	20,987	1,603
Biogen Idec ●	24,796	1,320
Boston Scientific ●	143,526	987
Bristol-Myers Squibb	152,635	3,860
C.R. Bard	8,994	778
Cardinal Health	32,187	1,117

6   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Equity Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

CareFusion ▼ ●	15,789	$435
Celgene ●	40,936	2,536
Cephalon ▼ ●	6,318	406
Cerner ▼ ●	1,528	130
CIGNA	24,485	785
Coventry Health Care ●	14,263	339
DaVita ●	9,189	574
DENTSPLY International ▼	10,163	372
Eli Lilly	90,359	3,160
Express Scripts ●	24,382	2,440
Forest Laboratories ●	26,924	734
Genzyme ▼ ●	23,694	1,261
Gilead Sciences ●	80,441	3,191
Hospira ●	15,268	821
Humana ●	15,102	690
Intuitive Surgical ▼ ●	3,467	1,250
Johnson & Johnson ▼	245,044	15,756
King Pharmaceuticals ●	22,125	217
Laboratory Corporation of America ▼ ●	9,323	733
Life Technologies ●	16,578	907
McKesson	23,988	1,555
Medco Health Solutions ●	41,322	2,435
Medtronic	98,363	4,298
Merck	277,402	9,720
Millipore ●	4,315	458
Mylan ▼ ●	27,308	602
Patterson Companies ▼	8,444	270
PerkinElmer	12,549	314
Pfizer	718,623	12,015
Quest Diagnostics, Inc.	13,383	765
St. Jude Medical ●	28,978	1,183
Stryker	22,885	1,315
Tenet Healthcare ●	38,559	241
Thermo Fisher Scientific ●	37,929	2,097
UnitedHealth Group	103,073	3,123
Varian Medical Systems ▼ ●	11,035	622
Waters ●	8,334	600
Watson Pharmaceuticals ▼ ●	9,490	406
WellPoint ●	39,530	2,127
Zimmer Holdings ●	18,965	1,155

		109,968

Industrials – 10.5%
3M	63,376	5,620
Avery Dennison	10,052	392
Boeing	67,404	4,881
C.H. Robinson Worldwide ▼	15,001	905
Caterpillar ▼	55,628	3,788
Cintas	12,677	345
CSX ▼	34,931	1,958
Cummins	17,930	1,295
Danaher ▼	23,211	1,956
Deere & Company ▼	37,664	2,253
Dover	14,298	747
Dun & Bradstreet ▼	4,557	351
Eaton	13,053	1,007
Emerson Electric	67,001	3,500
Equifax	11,798	396
Expeditors International of Washington ▼	17,823	726
Fastenal ▼	11,684	639
FedEx ▼	27,863	2,508
First Solar ▼ ●	4,378	628
Flowserve	5,471	627
Fluor	15,921	841
General Dynamics	34,346	2,623
General Electric	950,090	17,919
Goodrich	11,005	816
Honeywell International ▼	68,079	3,232
Illinois Tool Works	34,447	1,760
Iron Mountain ▼	16,136	406
ITT	16,818	935
Jacobs Engineering Group ▼ ●	11,093	535
L-3 Communications Holdings	10,293	963
Lockheed Martin	28,081	2,384
Masco	31,947	518
Norfolk Southern	32,916	1,953
Northrop Grumman ▼	26,960	1,829
Paccar ▼	32,430	1,509
Pall	10,451	407
Parker Hannifin	14,318	991
Pitney Bowes	14,842	377
Precision Castparts	12,615	1,619
Quanta Services ▼ ●	18,704	377
R.R. Donnelley & Sons	20,299	436
Raytheon	33,755	1,968
Republic Services	28,832	895
Robert Half International ▼	13,233	362
Rockwell Automation ▼	12,712	772
Rockwell Collins ▼	14,000	910
Roper Industries	7,131	435
Ryder System ▼	5,601	261
Snap-On	5,382	259
Southwest Airlines	65,900	869
Stericycle ▼ ●	7,326	432
Textron ▼	24,276	554
Union Pacific	44,993	3,404
United Parcel Service, Class B	88,408	6,112
United Technologies	83,382	6,248
W.W. Grainger	5,482	606
Waste Management	43,359	1,504

		102,543

Information Technology – 18.5%
Adobe Systems ●	46,670	1,568
Advanced Micro Devices ▼ ●	50,273	455
Agilent Technologies ●	31,061	1,126
Akamai Technologies ▼ ●	15,323	595
Altera	26,480	672
Amphenol, Class A	16,815	777
Analog Devices	26,507	793
AOL ●	0.273	—
Apple ●	80,745	21,085
Applied Materials ▼	119,598	1,648
Autodesk ●	21,136	719
Automatic Data Processing	44,952	1,949
BMC Software ●	16,261	640
Broadcom, Class A	38,394	1,324
CA	36,154	825
Cisco Systems ●	509,837	13,725
Citrix Systems ▼ ●	16,369	769
Cognizant Technology Solutions, Class A ●	26,496	1,356
Computer Sciences ●	13,679	717
Compuware ●	23,301	200
Corning	138,810	2,672
Dell ●	153,322	2,481
eBay ●	100,632	2,396
Electronic Arts ●	28,321	549
EMC ▼ ●	182,784	3,475
Fidelity National Information Services	19,924	524
Fiserv ●	14,803	756
FLIR Systems ●	13,393	410
Google, Class A ●	21,505	11,300

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   7

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Harris	12,746	$656
Hewlett-Packard	209,619	10,894
IBM	115,669	14,921
Intel	491,882	11,229
Intuit ▼ ●	27,953	1,011
Jabil Circuit	17,193	263
JDS Uniphase ●	21,092	274
Juniper Networks ▼ ●	46,787	1,329
KLA-Tencor ▼	15,322	522
Lexmark International, Class A ●	6,955	258
Linear Technology ▼	20,491	616
LSI Logic ▼ ●	58,462	352
MasterCard, Class A ▼	8,594	2,132
McAfee ●	14,131	491
MEMC Electronic Materials ▼ ●	20,246	263
Microchip Technology ▼	16,406	479
Micron Technology ▼ ●	75,747	708
Microsoft	679,437	20,749
Molex	12,071	271
Monster Worldwide ▼ ●	11,185	195
Motorola ●	205,949	1,456
National Semiconductor	18,780	278
NetApp ▼ ●	30,689	1,064
Novell ●	31,012	174
Novellus Systems ▼ ●	8,537	224
NVIDIA ▼ ●	49,411	777
Oracle	348,053	8,994
Paychex	28,642	876
QLogic ●	11,466	222
QUALCOMM	149,648	5,797
Red Hat ▼ ●	14,472	432
SAIC ●	27,450	478
Salesforce.com ▼ ●	9,787	838
SanDisk ●	20,366	812
Symantec ●	73,614	1,235
Tellabs	34,226	311
Teradata ●	14,846	432
Teradyne ▼ ●	15,782	193
Texas Instruments	110,584	2,876
Total System Services ▼	11,052	177
VeriSign ▼ ●	16,335	445
Visa, Class A	39,749	3,586
Western Digital ▼ ●	21,273	874
Western Union	60,797	1,110
Xerox	120,383	1,312
Xilinx	24,634	635
Yahoo! ▼ ●	105,978	1,752

		180,479

Materials – 3.4%
Air Products & Chemicals	18,891	1,450
Airgas	7,489	475
AK Steel	10,189	171
Alcoa	90,781	1,220
Allegheny Technologies ▼	8,744	468
Ball	8,767	466
Bemis	9,952	303
CF Industries Holdings	4,326	362
Cliffs Natural Resources	12,041	753
Dow Chemical ▼	102,427	3,159
E.I. Du Pont de Nemours	80,482	3,207
Eastman Chemical ▼	6,715	449
Ecolab	17,226	841
FMC ▼	5,638	359
Freeport-McMoRan Copper & Gold ▼	38,339	2,895
International Flavors & Fragrances ▼	6,098	305
International Paper	38,565	1,031
MeadWestvaco	15,335	417
Monsanto	48,590	3,064
Newmont Mining	43,524	2,441
Nucor ▼	28,396	1,287
Owens-Illinois ●	15,867	563
Pactiv ●	11,784	299
PPG Industries	15,609	1,098
Praxair	28,015	2,347
Sealed Air ▼	15,092	324
Sigma-Aldrich	12,322	731
Titanium Metals ●	8,243	127
United States Steel	12,766	698
Vulcan Materials ▼	11,250	644
Weyerhaeuser	18,820	932

		32,886

Telecommunication Services – 2.7%
American Tower, Class A ●	35,856	1,463
AT&T	525,548	13,695
CenturyTel ▼	26,675	910
Frontier Communications ▼	28,245	225
MetroPCS Communications ●	23,632	180
Qwest Communications International	132,495	693
Sprint Nextel ▼ ●	265,117	1,127
Verizon Communications	252,506	7,295
Windstream	40,691	450

		26,038

Utilities – 3.4%
AES ●	62,275	718
Allegheny Energy ▼	16,291	355
Ameren	19,879	516
American Electric Power	42,568	1,460
CenterPoint Energy	33,638	483
CMS Energy	21,382	348
Consolidated Edison	24,917	1,126
Constellation Energy Group	17,906	633
Dominion Resources ▼	53,437	2,234
DTE Energy ▼	15,074	726
Duke Energy	116,587	1,956
Edison International	31,301	1,076
Entergy	16,847	1,369
EQT	12,462	542
Exelon	58,760	2,562
FirstEnergy	27,186	1,030
FPL Group ▼	36,806	1,916
Integrys Energy Group ▼	7,246	359
Nicor	4,123	179
NiSource	25,734	419
Northeast Utilities	14,951	415
NRG Energy ▼ ●	17,617	426
ONEOK	1,182	58
Pepco Holdings	19,589	328
PG&E ▼	33,066	1,448
Pinnacle West Capital	9,279	346
PPL	33,760	836
Progress Energy	25,249	1,008
Public Service Enterprise Group	45,052	1,448
Questar ▼	16,380	786
SCANA	8,396	331
Sempra Energy	21,994	1,082
Southern	73,050	2,525
TECO Energy ▼	19,511	330
Wisconsin Energy	10,409	547

8   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Equity Index Fund (continued)
DESCRIPTION	SHARES/PAR	FAIR VALUE >

Xcel Energy	43,030	$936

		32,857

Total Common Stocks
(Cost $655,446)		953,187

Short-Term Investments – 3.1%
Money Market Fund – 2.5%
First American Prime Obligations Fund
0.066% Å Ω	24,422,349	24,422

U.S. Treasury Obligation – 0.6%
U.S. Treasury Bill
0.088%, 05/20/2010 ☐	$5,400	5,400

Total Short-Term Investments
(Cost $29,822)		29,822

Investment Purchased with Proceeds from Securities Lending – 19.4%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $189,087)	189,087,183	189,087

Total Investments ▲ – 120.3%
(Cost $874,355)		1,172,096

Other Assets and Liabilities, Net – (20.3)%		(197,843)

Total Net Assets – 100.0%		$974,253

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $179,064 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

◖	Investment in affiliated security. FAF Advisors, Inc., which serves as the fund’s advisor, is a subsidiary of U.S. Bank, National Association, which is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the six-month period ended April 30, 2010 were as follows:

	Beginning	Purchase	Sales	Ending	Dividend		Fair
Issuer	Cost	Cost	Cost	Cost	Income	Shares	Value

U.S. Bancorp	$4,412	$—	$631	$3,781	$18	170,374	$4,561

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $874,355. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$398,914
Gross unrealized depreciation	(101,173)

Net unrealized appreciation	$297,741

REIT –	Real Estate Investment Trust
Equity Index Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P 500 Futures	June 2010	71	$21,005	$499

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   9

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 93.6%
Consumer Discretionary – 14.1%
99 Cents Only Stores ▼ ●	10,438	$162
Aaron’s ▼	19,299	436
Advance Auto Parts ▼	22,374	1,009
Aeropostale ●	23,899	694
American Eagle Outfitters	49,188	827
American Greetings, Class A	9,876	243
AnnTaylor Stores ▼ ●	13,928	302
Bally Technologies ●	12,982	599
Barnes & Noble ▼	9,358	206
Bob Evans Farms	7,832	242
BorgWarner ●	27,669	1,199
Boyd Gaming ▼ ●	13,055	166
Brinker International	23,993	444
Brinks Home Security Holdings ●	10,856	455
Burger King Holdings	20,556	434
Career Education ●	16,364	479
CarMax ▼ ●	52,252	1,284
Cheesecake Factory ▼ ●	14,269	388
Chico’s FAS	42,186	628
Chipotle Mexican Grill, Class A ●	7,504	1,012
Coldwater Creek ▼ ●	13,734	97
Collective Brands ●	15,194	356
Corinthian Colleges ▼ ●	20,662	323
Dick’s Sporting Goods ●	21,763	634
Dollar Tree ●	21,202	1,287
DreamWorks Animation, Class A ●	17,893	710
Dress Barn ●	14,194	393
Foot Locker	37,101	570
Fossil ●	10,855	422
Gentex ▼	32,663	702
Guess?	13,677	627
Hanesbrands ●	22,471	640
Harte-Hanks ▼	11,303	163
International Speedway, Class A ▼	7,194	220
ITT Educational Services ●	7,450	753
J. Crew Group ▼ ●	13,201	613
John Wiley & Sons, Class A	10,148	429
KB HOME ▼	17,492	324
Lamar Advertising, Class A ▼ ●	12,623	470
Life Time Fitness ▼ ●	9,787	360
LKQ ●	33,387	703
M.D.C. Holdings	8,911	341
Matthews International, Class A	7,196	252
Mohawk Industries ▼ ●	13,314	849
Netflix ▼ ●	10,758	1,063
NVR ●	1,420	1,020
Panera Bread, Class A ▼ ●	7,400	577
PetSmart ▼	29,655	981
Phillips-Van Heusen	13,526	852
Regis ▼	13,545	259
Rent-A-Center ●	15,664	404
Ryland Group ▼	10,391	237
Saks ▼ ●	37,306	364
Scholastic ▼	6,043	163
Scientific Games, Class A ●	15,399	226
Service International ▼	59,537	535
Sotheby’s Holdings, Class A ▼	15,867	530
Strayer Education ▼	3,320	807
Thor Industries	8,717	311
Timberland, Class A ●	11,008	237
Toll Brothers ▼ ●	33,238	750
Tupperware	14,938	763
Under Armour, Class A ▼ ●	8,816	298
Warnaco Group ●	10,645	509
Wendy’s/Arby’s Group, Class A	89,309	474
Williams-Sonoma	25,078	722
WMS Industries ●	12,531	627

		36,156

Consumer Staples – 3.5%
Alberto-Culver	19,879	573
BJ’s Wholesale Club ●	13,167	504
Church & Dwight	16,675	1,155
Corn Products International	17,705	637
Energizer Holdings ●	16,462	1,006
Flowers Foods	18,378	484
Green Mountain Coffee Roasters ▼ ●	8,257	600
Hansen Natural ●	17,197	758
Lancaster Colony ▼	4,767	262
NBTY ●	14,675	597
Ralcorp Holdings ●	13,426	893
Ruddick	9,669	342
Smithfield Foods ▼ ●	33,405	626
Tootsie Roll Industries ▼	6,533	174
Universal ▼	5,936	307

		8,918

Energy – 5.8%
Arch Coal ▼	38,536	1,040
Atwood Oceanics ●	13,421	489
Bill Barrett ●	9,164	312
Cimarex Energy	19,857	1,352
Comstock Resources ●	11,157	358
Exterran Holdings ▼ ●	14,820	432
Forest Oil ●	26,623	780
Frontier Oil ▼	24,826	377
Helix Energy Solutions Group ●	21,741	317
Mariner Energy ●	24,156	577
Newfield Exploration ●	31,466	1,831
Oceaneering International ▼ ●	13,013	852
Overseas Shipholding Group ▼	6,257	313
Patriot Coal ●	17,984	354
Patterson-UTI Energy	36,436	557
Plains Exploration & Production ●	33,030	968
Pride International ●	41,433	1,257
Quicksilver Resources ▼ ●	28,528	396
Southern Union	32,221	842
Superior Energy Services ●	18,546	502
Tidewater ▼	12,066	647
Unit ▼ ●	9,580	458

		15,011

Financials – 19.5%
Affiliated Managers Group ▼ ●	10,539	887
Alexandria Real Estate Equities – REIT ▼	10,302	730
AMB Property – REIT	39,217	1,093
American Financial Group	18,719	551
AmeriCredit ●	23,299	558
Apollo Investment	45,535	554
Arthur J. Gallagher	22,611	594
Associated Banc ▼	40,909	594
Astoria Financial ▼	19,336	312
BancorpSouth ▼	17,409	385
Bank of Hawaii ▼	11,662	617
BRE Properties – REIT	14,810	618
Brown & Brown	27,108	546
Camden Property Trust – REIT ▼	15,210	737
Cathay General Bancorp	17,240	213
City National ▼	10,255	639
Commerce Bancshares	18,043	747
Corporate Office Properties Trust – REIT	13,761	557

10   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Cousins Properties – REIT ▼	23,811	$192
Cullen/Frost Bankers	14,155	840
Duke Realty – REIT	53,123	719
Eaton Vance	27,860	982
Equity One – REIT	8,280	161
Essex Property Trust – REIT	6,687	708
Everest Re Group	14,140	1,084
Federal Realty Investment Trust – REIT ▼	15,291	1,183
Fidelity National Financial, Class A ▼	54,702	830
First American	23,790	822
First Niagara Financial Group	49,754	692
FirstMerit ▼	20,372	479
Fulton Financial	43,813	460
Greenhill & Company ▼	4,863	427
Hanover Insurance Group	12,064	543
HCC Insurance Holdings	26,637	724
Highwoods Properties – REIT	16,807	537
Horace Mann Educators	9,496	163
Hospitality Properties Trust – REIT	29,221	774
International Bancshares ▼	12,295	297
Jefferies Group ▼	29,058	791
Jones Lang LaSalle	9,909	782
Liberty Property Trust – REIT	26,482	895
Macerich – REIT ▼	30,599	1,368
Mack-Cali Realty – REIT	18,580	638
Mercury General	8,444	380
MSCI, Class A ●	23,752	823
Nationwide Health Properties – REIT	27,811	974
New York Community Bancorp ▼	102,604	1,690
NewAlliance Bancshares	25,329	330
Old Republic International	57,065	857
OMEGA Healthcare Investors – REIT	21,017	421
PacWest Bancorp ▼	7,058	169
Potlatch – REIT	9,428	353
Prosperity Bancshares ▼	10,980	431
Protective Life	20,299	489
Raymond James Financial ▼	23,432	718
Rayonier – REIT	17,805	872
Realty Income – REIT ▼	24,727	811
Regency Centers – REIT ▼	19,045	782
Reinsurance Group of America	17,261	891
SEI Investments	30,814	692
Senior Housing Properties Trust – REIT	30,117	677
SL Green Realty – REIT	18,579	1,155
StanCorp Financial Group	11,659	524
SVB Financial Group ▼ ●	9,719	478
Synovus Financial ▼	177,363	534
TCF Financial ▼	26,502	494
Transatlantic Holdings	14,418	717
Trustmark ▼	13,098	321
UDR – REIT ▼	36,821	748
Unitrin	11,840	346
Valley National Bancorp ▼	34,667	563
W.R. Berkley ▼	32,660	882
Waddell & Reed Financial, Class A	20,369	756
Washington Federal	25,866	532
Webster Financial	15,785	327
Weingarten Realty Investors – REIT ▼	24,720	572
Westamerica Bancorporation ▼	6,848	402
Wilmington Trust ▼	20,885	362

		50,096

Healthcare – 11.3%
Affymetrix ●	16,793	117
Beckman Coulter	16,259	1,015
Bio-Rad Laboratories, Class A ●	4,552	508
Charles River Laboratories International ●	15,629	523
Community Health Systems ●	21,994	899
Covance ▼ ●	15,174	867
Edwards Lifesciences ●	13,382	1,379
Endo Pharmaceuticals Holdings ●	26,744	586
Gen-Probe ●	11,939	566
Health Management Associates, Class A ●	58,500	545
Health Net ●	24,633	542
Henry Schein ●	21,393	1,294
Hill-Rom Holdings ▼	14,854	471
Hologic ▼ ●	60,871	1,088
IDEXX Laboratories ▼ ●	13,898	919
Immucor ●	16,718	358
Kindred Healthcare ●	8,826	157
Kinetic Concepts ●	14,664	635
Lifepoint Hospitals ●	12,994	496
Lincare Holdings ▼ ●	16,096	752
Masimo	12,300	288
Medicis Pharmaceutical, Class A	13,414	340
MEDNAX ●	11,173	614
Mettler-Toledo International ●	7,996	1,003
Omnicare	28,311	787
OSI Pharmaceuticals ●	13,764	808
Owens & Minor	14,865	468
Perrigo	18,815	1,148
Pharmaceutical Product Development	28,026	771
Psychiatric Solutions ●	13,341	429
ResMed ▼ ●	17,919	1,226
STERIS	14,277	475
Techne	8,832	585
Teleflex	9,422	578
Thoratec ▼ ●	13,421	598
United Therapeutics ▼ ●	11,096	631
Universal Health Services	23,290	865
Valeant Pharmaceuticals International ▼ ●	15,991	720
Varian ●	7,032	364
VCA Antech ▼ ●	20,142	573
Vertex Pharmaceuticals ●	47,494	1,841
WellCare Health Plans ●	10,012	287

		29,116

Industrials – 13.6%
AECOM Technology ●	26,166	787
AGCO ●	21,928	768
AirTran Holdings ▼ ●	30,832	163
Alaska Air Group ●	8,365	346
Alexander & Baldwin	9,734	346
Alliant Techsystems ●	7,809	632
AMETEK	25,502	1,103
BE Aerospace ●	24,208	719
Brinks	11,352	302
Bucyrus International ▼	19,154	1,207
Carlisle Companies	14,527	548
Clean Harbors ▼ ●	5,407	343
Con-way ▼	11,717	455
Copart ▼ ●	15,962	570
Corporate Executive Board	7,753	213
Corrections Corporation of America ●	27,323	566
Crane	11,097	399
Deluxe	11,692	245
Donaldson	18,305	848
Federal Signal	11,563	93
FTI Consulting ●	12,269	505
GATX	10,910	356
Graco	14,213	493
Granite Construction ▼	7,980	268

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   11

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Harsco	19,050	$590
Herman Miller ▼	13,506	287
HNI ▼	10,670	331
Hubbell, Class B	13,768	640
IDEX	19,144	643
J.B. Hunt Transport Services	20,586	759
JetBlue Airways ▼ ●	50,849	284
Joy Global	24,380	1,385
Kansas City Southern ●	24,179	980
KBR	38,047	840
Kennametal	19,281	634
Kirby ▼ ●	12,756	537
Korn/Ferry International ●	10,830	176
Landstar System	12,171	538
Lennox International	11,738	531
Lincoln Electric Holdings	10,086	605
Manpower	19,446	1,091
Mine Safety Appliances	7,165	211
MSC Industrial Direct, Class A	10,395	566
Navigant Consulting ●	11,489	148
Nordson	7,968	572
Oshkosh ●	21,204	819
Pentair	23,320	843
Regal-Beloit	8,873	561
Rollins	10,350	225
Shaw Group ●	19,823	759
SPX ▼	11,642	814
Terex ▼ ●	25,617	679
Thomas & Betts ●	12,909	541
Timken	18,831	662
Towers Watson, Class A	10,122	486
Trinity Industries ▼	18,805	468
United Rentals ●	14,262	205
URS ●	19,999	1,027
Valmont Industries ▼	4,735	394
Waste Connections ●	19,001	680
Werner Enterprises	9,891	222
Westinghouse Air Brake Technologies ▼	11,281	537
Woodward Governor	13,447	431

		34,976

Information Technology – 13.6%
ACI Worldwide ●	8,147	153
Acxiom ●	18,713	357
ADC Telecommunications ▼ ●	22,918	184
ADTRAN	13,433	360
Advent Software ▼ ●	3,689	167
Alliance Data Systems ▼ ●	12,604	946
ANSYS ●	20,893	940
AOL ●	25,223	589
Arrow Electronics ●	28,375	865
Atmel ●	107,920	587
Avnet ●	35,835	1,146
Broadridge Financial Solutions	31,951	761
Cadence Design Systems ●	63,656	475
Ciena ▼ ●	21,924	405
CommScope ●	22,327	727
Convergys ●	28,592	361
Cree ●	25,145	1,841
Diebold ▼	15,656	491
Digital River ●	8,725	244
DST Systems ▼	9,633	409
Equinix ▼ ●	10,706	1,078
F5 Networks ●	18,673	1,278
FactSet Research Systems ▼	9,954	749
Fair Isaac	10,991	231
Fairchild Semiconductor International ●	29,390	330
Gartner, Class A ●	14,178	341
Global Payments	19,102	818
Hewitt Associates, Class A ●	19,647	805
Informatica ●	21,006	525
Ingram Micro, Class A ●	39,234	712
Integrated Device Technology ●	39,272	260
International Rectifier ●	16,891	389
Intersil, Class A ▼	28,563	425
Itron ●	9,487	755
Jack Henry & Associates ▼	19,470	497
Lam Research ●	30,037	1,218
Lender Processing Services	22,802	861
ManTech International ●	5,236	236
Mentor Graphics ●	23,279	209
MICROS Systems ●	18,969	705
National Instruments	13,441	465
NCR ●	36,608	482
NeuStar, Class A ●	17,633	431
Palm ▼ ●	39,693	230
Parametric Technology ▼ ●	27,558	512
Plantronics	11,595	385
Polycom ●	19,939	649
Quest Software ●	13,573	238
RF Micro Devices ▼ ●	63,571	357
Rovi ▼ ●	24,528	956
Semtech ▼ ●	14,412	262
Silicon Laboratories ▼ ●	10,639	514
Solera Holdings ▼	16,503	641
SRA International, Class A ▼ ●	11,133	257
Sybase ▼ ●	19,199	833
Synopsys ●	34,569	785
Tech Data ●	11,662	500
Trimble Navigation ●	28,418	930
ValueClick ▼ ●	20,671	213
Vishay Intertechnology ●	44,269	461
Zebra Technologies, Class A ●	13,225	384

		34,915

Materials – 6.1%
Albemarle	21,714	992
AptarGroup	16,056	691
Ashland	18,489	1,101
Cabot Microelectronics	15,508	505
Carpenter Technology	10,416	409
Commercial Metals	26,737	398
Cytec Industries	12,030	578
Greif, Class A	8,113	480
Intrepid Potash ▼ ●	9,776	257
Louisiana Pacific ▼ ●	30,049	353
Lubrizol	16,041	1,449
Martin Marietta Materials ▼	10,564	1,013
Minerals Technologies	4,402	254
NewMarket	2,785	306
Olin ▼	18,557	390
Packaging Corporation of America	24,415	604
Reliance Steel & Aluminum ▼	15,209	742
RPM International	32,033	707
Scotts Miracle-Gro, Class A	10,606	514
Sensient Technologies	11,569	365
Silgan Holdings	5,619	339
Sonoco Products	23,694	785
Steel Dynamics	51,237	805
Temple-Inland	25,263	589

12   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Mid Cap Index Fund (continued)
DESCRIPTION	SHARES/PAR	FAIR VALUE >

Valspar	22,898	$717
Worthington Industries ▼	14,509	232

		15,575

Telecommunication Services – 0.7%
Cincinnati Bell ●	53,463	180
Syniverse Holdings ▼ ●	15,941	320
Telephone & Data Systems	22,512	781
tw telecom ●	34,158	608

		1,889

Utilities – 5.4%
AGL Resources	17,978	710
Alliant Energy	27,855	953
Aqua America ▼	32,239	591
Atmos Energy	21,886	647
Black Hills ▼	7,697	253
Cleco ▼	14,344	393
DPL	25,960	732
Dynegy, Class A ●	119,480	159
Energen	16,995	830
Great Plains Energy	37,141	718
Hawaiian Electric Industries ▼	21,716	507
IDACORP	11,206	404
MDU Resources Group	43,660	926
National Fuel Gas	19,030	990
NSTAR	23,750	869
NV Energy	55,649	695
OGE Energy	22,904	948
PNM Resources	20,559	279
UGI	25,716	707
Vectren	19,234	481
Westar Energy ▼	25,820	612
WGL Holdings	11,894	425

		13,829

Total Common Stocks
(Cost $199,778)		240,481

Warrants – 0.0%
Krispy Kreme Doughnuts ●
(Cost $0)	1,473	—

Short-Term Investments – 7.3%
Money Market Fund – 6.4%
First American Prime Obligations Fund, Class Z
0.066% Å Ω	16,528,442	16,528

U.S. Treasury Obligation – 0.9%
U.S. Treasury Bill
0.110%, 05/20/2010 ☐	$2,320	2,320

Total Short-Term Investments
(Cost $18,848)		18,848

Investment Purchased with Proceeds from Securities Lending – 22.8%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $58,540)	58,539,698	58,540

Total Investments ▲ – 123.7%
(Cost $277,166)		317,869

Other Assets and Liabilities, Net – (23.7)%		(60,941)

Total Net Assets – 100.0%		$256,928

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.
Mid Cap Index Fund (concluded)

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $55,727 at April 30, 2010. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $277,166. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$64,572
Gross unrealized depreciation	(23,869)

Net unrealized appreciation	$40,703

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

S&P Mid Cap 400 E-Mini Futures	June 2010	201	$16,514	$736

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   13

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks – 94.4%
Consumer Discretionary – 14.5%
1-800-Flowers.com, Class A ●	1,466	$4
99 Cents Only Stores ● ▼	2,859	44
AFC Enterprises ●	1,504	16
Ambassadors Group	1,074	13
American Apparel ●	1,970	6
American Axle & Manufacturing Holdings ● ▼	3,377	36
American Greetings, Class A ▼	2,387	59
American Public Education ● ▼	1,107	47
America’s Car-Mart ●	583	15
Amerigon ● ▼	1,317	13
Ameristar Casinos ▼	1,561	29
AnnTaylor Stores ● ▼	3,572	78
Arbitron	1,587	49
ArvinMeritor ● ▼	5,606	86
Asbury Automotive Group ●	1,962	31
Ascent Media ●	859	25
Audiovox ●	1,015	9
Bally Technologies ▼ ●	3,321	153
Beazer Homes USA ▼ ●	3,770	25
Bebe Stores	1,444	12
Belo, Class A	5,184	45
Benihana ●	803	5
Big 5 Sporting Goods	1,341	23
Biglari Holdings ● ▼	83	32
BJ’s Restaurants ●	1,195	29
Blue Nile ● ▼	776	42
Bluegreen ●	713	4
Blyth ▼	340	20
Bob Evans Farms	1,803	56
Books-A-Million	429	3
Borders Group ● ▼	3,519	9
Bridgepoint Education ● ▼	846	22
Brookfield Homes ●	523	6
Brown Shoe	2,480	47
Brunswick ▼	5,379	112
Buckle ▼	1,554	56
Buffalo Wild Wings ●	1,097	45
Build-A-Bear Workshop ●	1,026	10
Cabela’s ● ▼	2,434	44
California Pizza Kitchen ●	1,176	24
Callaway Golf ▼	3,854	36
Capella Education ●	888	80
Caribou Coffee ● ▼	417	4
Carmike Cinemas ●	670	11
Carrols Restaurant Group ●	688	5
Carters ●	3,458	111
Cato, Class A	1,621	39
Cavco Industries ●	350	14
CEC Entertainment ●	1,404	55
Charming Shoppes ●	7,038	40
Cheesecake Factory ● ▼	3,664	100
Cherokee	464	9
Children’s Place Retail Stores ●	1,454	67
China Automotive Systems ● ▼	264	6
ChinaCast Education ●	1,792	12
Christopher & Banks ▼	2,187	21
Churchill Downs ▼	557	21
Cinemark Holdings	1,684	31
Citi Trends ●	896	30
CKE Restaurants	2,989	37
CKX ●	3,542	21
Coinstar ● ▼	1,840	82
Coldwater Creek ▼ ●	3,334	24
Collective Brands ● ▼	3,906	92
Columbia Sportswear	725	40
Conn’s ●	574	5
Cooper Tire & Rubber	3,596	76
Core-Mark Holding ●	548	17
Corinthian Colleges ● ▼	4,953	77
CPI ▼	306	8
Cracker Barrel Old Country Store	1,379	68
Crocs ●	5,110	49
Crown Media Holdings, Class A ●	1,579	3
CSS Industries	430	9
Dana Holding ●	8,398	112
Deckers Outdoor ●	799	112
Denny’s ●	5,565	19
Destination Maternity ●	287	9
Dillard’s, Class A ▼	3,101	87
DineEquity ●	1,073	44
Dolan Media ●	1,827	22
Domino’s Pizza ●	2,213	34
Dorman Products ●	692	18
Dover Downs Gaming & Entertainment	785	3
Dress Barn ●	3,421	95
Drew Industries ● ▼	1,146	29
Drugstore.com ●	4,897	18
DSW ● ▼	749	23
E.W. Scripps, Class A ●	1,746	19
Eastman Kodak ● ▼	16,355	100
Einstein Noah Restaurant Group ●	238	3
Ethan Allen Interiors ▼	1,442	29
Exide Technologies ●	3,169	19
Finish Line, Class A	2,479	40
Fisher Communications ●	377	6
Fossil ● ▼	2,860	111
Fred’s	2,322	32
Frisch’s Restaurants	135	3
Fuel Systems Solutions ● ▼	835	26
Fuqi International ● ▼	746	8
Furniture Brands International ● ▼	2,621	22
Gaiam, Class A	1,045	9
Gaylord Entertainment ● ▼	2,419	82
Genesco ●	1,383	46
G-iii Apparel Group ● ▼	795	23
Global Sources ● ▼	961	7
Grand Canyon Education ●	963	23
Great Wolf Resorts ●	1,695	5
Group 1 Automotive ● ▼	1,467	46
Gymboree ● ▼	1,779	87
Harte-Hanks ▼	2,134	31
Haverty Furniture	1,044	17
Hawk ●	334	8
Helen of Troy ●	1,769	48
hhgregg ●	726	21
Hibbett Sports ● ▼	1,696	47
Hooker Furniture	657	10
Hot Topic ▼	2,684	21
Hovnanian Enterprises, Class A ● ▼	3,162	22
HSN ● ▼	2,423	73
Iconix Brand Group ● ▼	4,349	75
Interval Leisure Group ●	2,413	36
iRobot ● ▼	1,185	24
Isle of Capri Casinos ●	918	10
J. Crew Group ● ▼	3,067	143
Jack in the Box ●	3,444	81
Jackson Hewitt Tax Service ● ▼	1,666	3
JAKKS Pacific ● ▼	1,703	26
Jo-Ann Stores ●	1,612	71
Jones Apparel Group	5,207	113

14   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Jos. A. Bank Clothiers ● ▼	1,116	$68
Journal Communications, Class A ●	2,456	14
K12 ● ▼	1,440	34
Kenneth Cole Productions ●	537	7
Kirkland’s ●	757	17
Knology ●	1,812	24
Krispy Kreme Doughnuts ●	3,554	13
K-Swiss, Class A ●	1,479	18
Lakes Entertainment ●	1,142	3
Landry’s Restaurants ●	648	15
La-Z-Boy ●	3,139	41
LeapFrog Enterprises ● ▼	2,041	14
Learning Tree International ●	485	8
Life Time Fitness ● ▼	2,456	90
Lin TV, Class A ●	1,556	11
Lincoln Educational Services ●	591	15
Lithia Motors ● ▼	1,255	10
Live Nation ● ▼	8,488	133
Liz Claiborne ● ▼	5,798	51
LodgeNet Interactive ● ▼	1,233	8
Luby’s ●	1,169	5
Lululemon Athletica ● ▼	2,479	93
Lumber Liquidators Holdings ● ▼	881	27
M/I Homes ●	1,067	17
Mac-Gray	698	8
Maidenform Brands ●	1,306	30
Marcus	1,177	15
Marine Products ●	968	7
Martha Stewart Living ●	1,615	11
Matthews International, Class A	1,846	65
McCormick & Schmick’s Seafood Restaurants ●	905	9
Mediacom Communications ● ▼	2,582	17
Men’s Wearhouse	3,176	75
Meritage Homes ● ▼	1,910	45
Midas ●	855	10
Modine Manufacturing ● ▼	2,855	40
Monarch Casino & Resort ●	703	8
Monro Muffler Brake ▼	967	35
Morgans Hotel Group ●	1,523	13
Movado Group ●	987	12
Multimedia Games ●	1,625	7
National Cinemedia	2,569	49
National Presto Industries	292	33
New York & Company ●	1,324	8
NIVS IntelliMedia Technology Group ●	499	2
Nobel Learning Communities ●	248	2
NutriSystem ▼	1,872	36
O’Charleys ● ▼	1,013	10
OfficeMax ●	4,653	88
Orbitz Worldwide ●	2,199	15
Orient-Express Hotels, Class A ●	5,275	72
Outdoor Channel Holdings ●	886	6
Overstock.com ● ▼	955	18
Oxford Industries	833	18
P.F. Chang’s China Bistro ●	1,406	61
Pacific Sunwear of California ●	3,821	19
Papa John’s International ● ▼	1,271	35
Peet’s Coffee & Tea ● ▼	793	31
Pep Boys	2,969	37
Perry Ellis International ● ▼	687	17
PetMed Express ▼	1,380	31
Pier 1 Imports ●	6,976	58
Pinnacle Entertainment ●	3,662	50
Playboy Enterprises, Class B ▼ ●	1,374	6
Polaris Industries ▼	1,916	113
Pool	2,949	72
Pre-Paid Legal Services ▼ ●	482	21
Primedia	1,761	6
Princeton Review ●	725	2
Quiksilver ●	7,811	42
Raser Technologies ● ▼	10,123	8
RC2 ●	1,303	24
RCN ●	2,205	32
Reading International ● ▼	1,057	4
Red Lion Hotels ●	811	6
Red Robin Gourmet Burgers ●	947	23
Regis	3,483	67
Rent-A-Center ●	4,027	104
Rentrak ●	575	13
Retail Ventures ● ▼	1,693	18
Ruby Tuesday ● ▼	3,953	44
Rue21 ● ▼	136	4
Ruth’s Hospitality Group ●	2,549	14
Ryland Group	2,624	60
Saks ● ▼	7,694	75
Sally Beauty Holdings ●	5,729	55
Scholastic ▼	1,399	38
Sealy ● ▼	2,753	10
Shoe Carnival ●	516	14
Shuffle Master ●	3,271	31
Shutterfly ●	1,145	27
Sinclair Broadcast Group, Class A ●	2,843	20
Skechers U.S.A., Class A ●	2,021	78
Skyline	389	9
Smith & Wesson ● ▼	3,245	14
Sonic ● ▼	3,703	43
Sonic Automotive, Class A ●	1,858	20
Sotheby’s Holdings, Class A ▼	4,084	136
Spartan Motors	1,978	12
Speedway Motorsports	791	13
Sport Supply Group ▼	562	8
Stage Stores	2,314	35
Standard Motor Products	954	10
Standard-Pacific ●	5,846	37
Stanley Furniture ● ▼	630	6
Stein Mart ●	1,558	15
Steiner Leisure ● ▼	920	43
Steinway Musical Instruments ●	540	10
Steven Madden ●	995	58
Stewart Enterprises, Class A ▼	5,516	37
Stoneridge ●	918	10
Sturm, Ruger & Company ▼	1,161	19
Superior Industries International	1,409	24
SYMS ●	360	3
Systemax	607	14
Talbots ●	1,794	30
Tempur-Pedic International ●	4,568	154
Tenneco ●	3,595	93
Texas Roadhouse ●	3,050	45
Timberland, Class A ●	2,779	60
Town Sports International Holdings ● ▼	1,183	4
Tractor Supply	2,168	146
True Religion Apparel ● ▼	1,552	49
Tuesday Morning ●	1,760	10
Tupperware	3,818	195
U.S. Auto Parts Network ●	601	6
ULTA ●	1,687	39
Under Armour, Class A ● ▼	2,020	68
Unifi ●	2,449	9
UniFirst	835	41
Universal Electronics ●	822	17

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   15

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Universal Technical Institute ●	1,313	$31
Universal Travel Group ● ▼	732	7
Vail Resorts ● ▼	1,793	82
Valassis Communications ●	2,932	96
Value Line ▼	78	2
Vitacost.com ●	665	6
Vitamin Shoppe ● ▼	257	6
Volcom ● ▼	1,151	27
Warnaco Group ●	2,792	134
West Marine ● ▼	871	10
Wet Seal, Class A ●	5,912	28
Weyco Group	424	10
Winnebago Industries ● ▼	1,774	30
Wolverine World Wide	3,000	92
Wonder Auto Technology ● ▼	1,049	12
World Wrestling Entertainment	1,243	23
Youbet.com ●	1,829	5
Zale ● ▼	1,875	6
Zumiez ● ▼	1,151	21

		9,975

Consumer Staples – 2.8%
Agfeed Industries ● ▼	1,845	8
Alico	268	7
Alliance One International ● ▼	5,484	28
American Dairy ● ▼	591	11
American Italian Pasta, Class A ● ▼	1,277	50
American Oriental Bioengineering ● ▼	3,762	15
Andersons	1,110	40
Arden Group, Class A	73	7
B & G Foods	2,235	23
Boston Beer, Class A ● ▼	457	26
Calavo Growers ▼	562	10
Cal-Maine Foods ▼	761	25
Casey’s General Stores ▼	3,058	118
Central Garden & Pet, Class A ●	3,743	39
China Sky One Medical ● ▼	636	9
China-biotics ● ▼	582	10
Chiquita Brands International ● ▼	2,716	41
Coca-Cola Bottling	276	15
Darling International ●	5,014	48
Diamond Foods ▼	1,053	45
Diedrich Coffee ●	183	6
Dole Food ● ▼	1,350	15
Elizabeth Arden ●	1,378	25
Farmer Brothers	339	6
Fresh Del Monte Produce ●	2,439	51
Great Atlantic & Pacific Tea ● ▼	1,990	16
Griffin Land & Nurseries	186	6
Hain Celestial Group ● ▼	2,481	49
Harbinger Group ●	551	4
Heckmann ● ▼	4,879	29
HQ Sustainable Maritime Industries ●	538	3
Imperial Sugar ▼	698	11
Ingles Markets, Class A	775	13
Inter Parfums	761	13
J&J Snack Foods	802	37
Lancaster Colony	1,181	65
Lance	1,652	38
Lifeway Foods ●	263	3
Mannatech ▼	1,108	4
Medifast ● ▼	791	25
Nash-Finch	746	26
National Beverage	528	6
Nu Skin Enterprises, Class A ▼	2,901	87
Nutraceutical International ●	664	10
Oil-Dri Corporation of America ▼	313	7
Omega Protein ●	996	5
Orchids Paper Products ● ▼	491	7
Overhill Farms ●	965	6
Pantry ●	1,371	22
Prestige Brand Holdings ●	1,897	19
PriceSmart	974	24
Revlon ● ▼	1,187	21
Ruddick	2,447	87
Sanderson Farms ▼	1,239	70
Schiff Nutrition International	523	4
Seneca Foods ●	571	19
Smart Balance ●	3,643	24
Spartan Stores ▼	1,354	21
Star Scientific ● ▼	4,856	9
Susser Holdings ●	421	5
Synutra International ● ▼	1,097	26
The Female Health ▼	968	6
Tootsie Roll Industries ▼	1,502	40
Treehouse Foods ● ▼	1,923	81
United Natural Foods ●	2,618	80
Universal ▼	1,425	74
USANA Health Sciences ●	472	17
Vector Group ▼	2,113	35
Village Super Market	371	10
WD-40 Company	962	34
Weis Markets	618	23
Winn Dixie Stores ●	3,322	42
Zhongpin ● ▼	1,469	19

		1,960

Energy – 4.8%
Allis Chalmers Energy ●	3,600	14
Alon USA Energy ▼	605	4
Apco Oil & Gas International	557	16
Approach Resources ●	732	7
Arena Resources ●	2,331	86
Atlas Energy ●	4,118	149
ATP Oil & Gas ● ▼	2,395	44
Basic Energy Services ●	1,867	19
Berry Petroleum, Class A	3,068	99
Bill Barrett ●	2,341	80
Bolt Technology ●	468	5
Boots & Coots ●	4,768	14
BPZ Energy ● ▼	5,644	37
Brigham Exploration ● ▼	7,026	137
Bristow Group ●	2,003	78
Bronco Drilling ● ▼	1,528	7
Cal Dive International ●	2,571	17
Carbo Ceramics	1,158	85
Carrizo Oil & Gas ●	1,701	37
Cheniere Energy ● ▼	3,296	14
Clayton Williams Energy ●	358	17
Clean Energy Fuels ● ▼	2,171	38
Cloud Peak Energy ●	1,852	30
Complete Production Services ●	3,557	54
Contango Oil & Gas Company ●	764	42
Credo Pete ●	429	4
Crosstex Energy ● ▼	2,215	20
Cubic Energy ●	1,649	2
CVR Energy ●	1,348	11
Dawson Geophysical ●	474	14
Delek US Holdings	731	5
Delta Petroleum ● ▼	10,847	17
DHT Maritime	3,026	14
Dril-Quip ●	1,798	104

16   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Endeavour International ●	6,612	$11
ENGlobal ● ▼	1,526	5
Evergreen Energy ● ▼	7,569	2
FX Energy ● ▼	2,469	11
General Maritime ▼	2,975	24
Geokinetics ●	387	3
Georesources ● ▼	441	8
Global Industries ●	6,083	41
GMX Resources ● ▼	1,880	15
Golar LNG	2,055	27
Goodrich Petroleum ● ▼	1,493	25
Gran Tierra Energy ●	12,573	76
Green Plains Renewable Energy ● ▼	706	10
Gulf Island Fabrication	713	17
Gulfmark Offshore, Class A ● ▼	1,311	45
Gulfport Energy ●	1,536	19
Harvest Natural Resources ● ▼	1,993	18
Hercules Offshore ●	6,992	28
Hornbeck Offshore Services ●	1,348	33
International Coal Group ●	6,618	35
Ion Geophysical ●	7,762	47
Isramco ●	65	4
James River Coal ● ▼	1,684	32
Key Energy Services ●	7,536	82
Knightsbridge Tankers	994	19
Lufkin Industries	862	73
Matrix Service ●	1,512	16
McMoRan Exploration ● ▼	4,928	59
Natural Gas Services Group ●	709	13
Newpark Resources ●	5,031	34
Nordic American Tanker Shipping ▼	2,573	80
Northern Oil & Gas ●	2,350	38
Oilsands Quest ● ▼	13,408	12
OYO Geospace ●	247	12
Panhandle Oil And Gas ▼	398	10
Parker Drilling ● ▼	7,077	39
Patriot Coal ●	4,464	88
Penn Virginia	2,767	71
Petroleum Development ● ▼	1,173	27
PetroQuest Energy ●	3,091	18
PHI ● ▼	793	16
Pioneer Drilling ● ▼	2,895	21
PrimeEnergy ●	51	1
Rex Energy ●	1,822	24
Rex Stores ● ▼	493	8
Rosetta Resources ●	3,188	79
RPC	1,869	25
Ship Finance International ▼	2,653	53
Stone Energy ●	2,516	41
SulphCo ● ▼	4,141	2
Superior Well Services ● ▼	961	14
Swift Energy ●	2,281	83
Syntroleum ●	3,848	9
T-3 Energy Services ●	767	23
Teekay Tankers, Class A	732	9
TETRA Technologies ●	4,589	56
TGC Industries ●	845	3
Toreador Resources ● ▼	1,239	11
Union Drilling ●	761	5
Uranerz Energy ● ▼	3,159	5
Uranium Energy ● ▼	3,395	10
USEC ● ▼	6,851	41
Vaalco Energy ●	3,605	20
Vantage Drilling ● ▼	3,933	7
Venoco ●	1,187	18
W&T Offshore ▼	2,071	20
Warren Resources ●	4,309	15
Western Refining ● ▼	2,483	13
Westmoreland Coal ●	516	7
Willbros Group ●	2,407	30
World Fuel Services ▼	3,366	96
Zion Oil & Gas ● ▼	892	6

		3,319

Financials – 20.1%
1st Source ▼	834	16
Abington Bancorp ▼	1,325	13
Acadia Realty Trust – REIT	2,418	46
Advance America Cash Advance Centers	2,798	16
Agree Realty – REIT	436	11
Alexander’s – REIT ● ▼	132	42
Alliance Financial ▼	251	8
Ambac Financial Group ● ▼	17,524	26
American Campus Communities – REIT ▼	3,183	90
American Capital	16,913	104
American Capital Agency – REIT ▼	763	21
American Equity Investment Life Holding	3,463	36
American National Bankshares	372	8
American Physicians Capital	669	22
American Physicians Service Group ▼	388	9
American Safety Insurance Holdings ●	576	9
Ameris Bancorp ▼	806	9
Amerisafe ●	1,150	20
Ames National ▼	349	7
Amtrust Financial Services	1,386	19
Anworth Mortgage Asset – REIT ▼	6,198	42
Apollo Commercial Real Estate Finance – REIT	606	11
Apollo Investment	10,678	130
Ares Capital	11,476	182
Argo Group International Holdings ▼	1,853	61
Arrow Financial	517	14
Artio Global Investments	1,672	38
Ashford Hospitality Trust – REIT ● ▼	3,771	35
Asset Acceptance Capital ● ▼	966	7
Associated Estates Realty – REIT	1,183	17
Assured Guaranty	7,448	161
Astoria Financial	5,214	84
Auburn National Bancorp ▼	144	3
Avatar Holdings ● ▼	475	11
Baldwin & Lyons, Class B ▼	402	10
BancFirst	411	18
Banco Latinoamericano de Exportaciones	1,670	24
Bancorp Bank ● ▼	1,208	11
Bancorp Rhode Island	222	6
Bank Mutual	3,041	22
Bank of Kentucky Financial	187	4
Bank of Marin Bancorp	316	11
Bank of the Ozarks ▼	794	31
BankFinancial	1,099	11
Banner ▼	1,206	7
Bar Harbor Bankshares	223	7
Beneficial Mutual Bancorp ●	1,775	18
Berkshire Hills Bancorp	836	18
BGC Partners, Class A ▼	2,823	18
BioMed Realty Trust – REIT	6,862	127
Blackrock Kelso Capital	704	7
Boston Private Financial Holdings	4,134	33
Bridge Bancorp ▼	379	9
Broadpoint Gleacher Securities ● ▼	3,171	14
Brookline Bancorp	3,346	37
Brooklyn Federal Bancorp	188	1
Bryn Mawr Bank ▼	373	7

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   17

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Calamos Asset Management, Class A	1,416	$18
California First National Bancorp	112	1
Camden National	465	17
Cape Bancorp ● ▼	718	5
Capital City Bank Group	662	12
Capital Southwest ▼	178	17
CapLease – REIT	3,455	20
Capstead Mortgage – REIT	3,873	44
Cardinal Financial ▼	1,642	18
Cardtronics ●	816	11
Cash America International	1,802	67
Cathay General Bancorp	4,756	59
CBL & Associates Properties – REIT ▼	8,330	122
Cedar Shopping Centers – REIT	2,510	20
Center Bancorp ▼	753	6
Centerstate Banks of Florida ▼	1,121	13
Central Pacific Financial ● ▼	1,626	4
Century Bancorp	215	4
Chemical Financial ▼	1,312	31
Chesapeake Lodging Trust – REIT ●	455	9
Cheviot Financial	171	2
Chicopee Bancorp ●	393	5
China Housing & Land Development ● ▼	1,566	5
Citizens ● ▼	2,297	16
Citizens & Northern ▼	717	9
Citizens Banking ●	23,787	30
Citizens Holding ▼	243	6
City Holdings	1,106	39
Clifton Savings Bancorp ▼	589	6
CNA Surety ●	1,001	17
CNB Financial	527	8
CoBiz Financial ▼	1,784	13
Cogdell Spencer – REIT	1,698	13
Cohen & Steers ▼	1,049	28
Colonial Properties Trust – REIT	3,997	63
Colony Financial – REIT ▼	870	17
Columbia Banking System	1,697	38
Community Bank System	1,991	49
Community Trust Bancorp	871	26
Compass Diversified Trust	1,906	28
CompuCredit Holdings	900	5
Conseco ●	15,191	90
Consolidated-Tomoka Land	330	11
Cousins Properties – REIT ▼	4,475	36
Cowen Group ●	960	5
Crawford & Company ● ▼	1,307	6
Credit Acceptance ● ▼	335	15
CreXus Investment – REIT	823	11
CVB Financial ▼	5,177	57
Cypress Sharpridge Investments – REIT	997	13
Danvers Bancorp ▼	967	16
DCT Industrial Trust – REIT	12,347	65
Delphi Financial Group, Class A	2,820	78
Developers Diversified Realty – REIT	12,439	153
Diamond Hill Investment Group ▼	130	10
DiamondRock Hospitality – REIT ▼	7,225	79
Dime Community Bancshares ▼	1,574	20
Dollar Financial ● ▼	1,410	33
Donegal Group, Class A ▼	937	14
Doral Financial ● ▼	296	2
Duff & Phelps, Class A	989	16
DuPont Fabros Technology – REIT	1,614	36
Dynex Capital – REIT	685	6
E*TRADE Financial ●	99,947	168
Eagle Bancorp ●	913	12
East West Bancorp ▼	8,917	175
Eastern Insurance Holdings ▼	478	5
EastGroup Properties – REIT	1,448	59
Education Realty Trust – REIT	3,421	24
eHealth ●	1,461	20
EMC Insurance Group	349	8
Employers Holdings	2,788	46
Encore Capital Group ●	896	21
Enstar Group ●	407	27
Enterprise Bancorp ▼	308	4
Enterprise Financial Services ▼	644	7
Entertainment Properties Trust – REIT	2,488	109
Epoch Holdings	774	10
Equity Lifestyle Properties – REIT	1,541	86
Equity One – REIT	2,278	44
ESB Financial ▼	560	8
Essa Bancorp ▼	921	12
Evercore Partners, Class A ▼	877	31
Extra Space Storage – REIT	5,268	79
Ezcorp ●	2,633	55
F.N.B.	6,873	64
Farmers Capital Bank	391	3
FBL Financial Group, Class A	927	24
FBR Capital Markets ●	1,631	8
FelCor Lodging Trust – REIT ●	3,945	32
Fifth Street Finance ▼	2,354	30
Financial Institutions	638	10
First Acceptance ●	1,142	2
First Bancorp ▼	532	8
First Bancorp – North Carolina	836	14
First Bancorp of Puerto Rico ▼	4,898	10
First Busey	2,470	12
First California Financial Group ●	826	3
First Cash Financial Services ●	1,400	31
First Commonwealth Financial ▼	5,188	34
First Community Bancshares	849	14
First Defiance Financial ▼	496	7
First Financial	709	21
First Financial Bancorp	3,503	67
First Financial Bankshares ▼	1,269	68
First Financial Holdings	970	14
First Financial Northwest	1,239	8
First Financial Services	246	2
First Industrial Realty Trust – REIT ●	3,188	25
First Marblehead ●	3,748	13
First Merchants	1,226	11
First Mercury Financial ▼	819	11
First Midwest Bancorp	4,463	68
First of Long Island	329	8
First Potomac Realty Trust – REIT	2,285	37
First South Bancorp ▼	443	6
FirstMerit	5,033	118
Flagstar Bancorp ●	4,698	3
Flagstone Reinsurance Holdings	2,386	27
Flushing Financial	1,836	25
Forestar Real Estate Group ●	2,186	49
Fox Chase Bancorp ●	345	4
FPIC Insurance Group ●	786	21
Franklin Street Properties – REIT ▼	4,072	60
GAMCO Investors	441	20
German American Bancorp ▼	675	11
Getty Realty – REIT ▼	1,252	31
GFI Group	4,116	28
Glacier Bancorp ▼	3,966	73
Gladstone Capital	1,286	17
Gladstone Commercial – REIT	523	8
Gladstone Investment ▼	1,347	9

18   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Glimcher Realty Trust – REIT ▼	3,723	$25
Government Properties Income Trust – REIT	606	16
Gramercy Capital – REIT ●	3,791	10
Great Southern Bancorp ▼	612	15
Greenlight Capital ●	1,625	42
Guaranty Bancorp ●	2,881	5
Hallmark Financial Services ● ▼	577	7
Hampton Roads Bankshares ▼	1,125	3
Hancock Holding	1,725	71
Harleysville Group	815	26
Harris & Harris Group ●	1,505	7
Hatteras Financial – REIT ▼	2,208	59
Healthcare Realty Trust – REIT	3,420	83
Heartland Financial USA ▼	895	17
Hercules Technology Growth Capital	2,155	23
Heritage Financial ●	560	9
Hersha Hospitality Trust – REIT	7,320	42
Highwoods Properties – REIT	4,319	138
Hilltop Holdings ●	2,401	28
Home Bancorp ●	545	8
Home Bancshares	1,067	30
Home Federal Bancorp	1,019	16
Home Properties – REIT	1,935	96
Horace Mann Educators	2,655	46
IBERIABANK	1,616	100
Independence Holdings	395	3
Independent Bank	1,275	33
Infinity Property & Casualty ▼	831	38
Inland Real Estate – REIT ▼	4,287	40
International Assets Holding ● ▼	765	12
International Bancshares ▼	3,179	77
Invesco Mortgage Capital – REIT ▼	1,018	21
Investors Bancorp ●	2,905	40
Investors Real Estate Trust – REIT	4,452	39
iStar Financial – REIT ● ▼	6,838	46
JMP Group ▼	893	7
K Fed Bancorp	245	2
Kansas City Life Insurance ▼	248	8
KBW ●	2,125	64
Kearny Financial	1,168	12
Kentucky First Fed Bancorp ▼	186	2
Kilroy Realty – REIT ▼	2,963	104
Kite Realty Group Trust – REIT	2,822	15
Knight Capital Group, Class A ● ▼	5,669	88
Kohlberg Capital ▼	1,116	6
LaBranche ●	2,027	10
Lakeland Bancorp ▼	1,430	15
Lakeland Financial	890	19
LaSalle Hotel Properties – REIT	4,217	111
Legacy Bancorp	450	4
Lexington Corporate Properties Trust – REIT	5,879	42
Life Partners Holdings ▼	403	9
LTC Properties – REIT	1,413	39
Maiden Holdings	2,858	21
Main Street Capital ▼	602	10
MainSource Financial Group	1,125	9
MarketAxess Holdings	1,935	30
Max Capital Hamilton	3,242	72
MB Financial	3,029	74
MCG Capital	4,432	29
Meadowbrook Insurance Group	3,503	28
Medallion Financial	806	6
Medical Properties Trust – REIT	6,720	68
Mercer Insurance Group	341	6
Merchants Bancshares	291	7
Meridian Interstate Bancorp ●	580	7
Metro Bancorp ●	579	8
MF Global Holdings ● ▼	5,902	54
MFA Mortgage Investments – REIT	17,094	122
MGIC Investment ● ▼	12,092	126
Mid-America Apartment Communities – REIT	1,721	95
Midsouth Bancorp	396	6
Mission West Properties – REIT	891	6
Monmouth Real Estate Investment, Class A – REIT	1,106	9
Montpelier Holdings	4,532	75
MVC Capital	1,371	19
Nara Bancorp ●	1,991	18
NASB Financial ▼	288	7
National Bankshares ▼	422	11
National Financial Partners ●	2,676	41
National Health Investors – REIT ▼	1,569	64
National Interstate	266	6
National Penn Bancshares ▼	7,628	56
National Retail Properties – REIT ▼	4,874	115
National Western Life Insurance, Class A	151	29
Navigators Group ●	650	26
NBT Bancorp	1,990	49
Nelnet, Class A	1,175	23
NewAlliance Bancshares	6,347	83
Newstar Financial ●	1,688	13
NGP Capital Resources	1,221	9
Northeast Community Bancorp ▼	359	2
Northfield Bancorp ▼	1,067	16
Northrim Bancorp	387	7
NorthStar Realty Finance – REIT ▼	4,017	19
Northwest Bancshares	2,153	27
Norwood Financial	115	3
NYMAGIC	228	5
OceanFirst Financial	479	6
Ocwen Financial ●	3,479	40
Ohio Valley Banc ▼	242	5
Old National Bancorp	5,256	70
Old Point Financial	122	2
Old Second Bancorp ▼	757	4
OMEGA Healthcare Investors – REIT ▼	4,763	95
OmniAmerican Bancorp ●	720	8
Oppenheimer Holdings	576	17
optionsXpress Holdings ●	2,576	46
Oriental Financial Group ▼	1,994	33
Oritani Financial	704	12
Orrstown Financial Services ▼	384	10
Pacific Capital Bancorp ● ▼	2,823	5
Pacific Continental ▼	1,122	13
PacWest Bancorp ▼	1,625	39
Park National	641	44
Parkway Properties – REIT	1,221	24
Peapack-Gladstone Financial ▼	473	7
Pebblebrook Hotel Trust – REIT ●	1,122	22
PennantPark Investment	1,530	17
Penns Woods Bancorp	233	7
Pennsylvania Real Estate Investment Trust – REIT ▼	2,331	37
Pennymac Mortgage Investment Trust – REIT ● ▼	1,013	18
Penson Worldwide ● ▼	1,190	11
Peoples Bancorp ▼	629	11
Peoples Financial	231	4
PHH ● ▼	3,316	75
Phoenix Companies ●	7,050	23
PICO Holdings ●	1,378	49
Pinnacle Financial Partners ● ▼	2,002	31

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   19

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Piper Jaffray Companies ●	1,201	$47
Platinum Underwriters Holdings	3,092	115
PMA Capital ●	1,906	13
PMI Group ● ▼	4,759	25
Porter Bancorp	172	2
Portfolio Recovery Associates ●	884	59
Post Properties – REIT ▼	2,920	75
Potlatch – REIT	2,423	91
PremierWest Bancorp ● ▼	5,680	5
Presidential Life	1,519	18
Primus Guaranty ● ▼	1,293	6
PrivateBancorp ▼	3,208	46
ProAssurance ● ▼	1,994	122
Prospect Capital	3,817	44
Prosperity Bancshares	2,812	110
Provident Financial Services	3,471	46
Provident New York Bancorp	2,388	25
Prudential Bancorp ▼	245	2
PS Business Parks – REIT	939	56
Pzena Investment Management ●	470	4
QC Holdings	209	1
Radian Group ▼	4,994	71
RAIT Financial Trust – REIT ● ▼	5,114	21
Ramco-Gershenson Properties Trust – REIT	1,585	20
Redwood Trust – REIT ▼	4,726	79
Renasant ▼	1,227	20
Republic Bancorp, Class A ▼	604	15
Republic First Bancorp ●	437	2
Resource America, Class A	768	5
Resource Capital – REIT	1,846	13
Rewards Network	389	5
Riskmetrics Group ●	1,342	30
RLI	1,119	65
Rockville Financial	499	6
Roma Financial	476	6
S&T Bancorp ▼	1,436	35
Safeguard Scientifics ●	1,259	17
Safety Insurance Group	803	30
Sanders Morris Harris Group	1,098	7
Sandy Spring Bancorp	1,456	25
Santander Bancorp ●	259	3
Saul Centers – REIT	672	27
SCBT Financial ▼	741	29
SeaBright Insurance Holdings	1,197	13
Selective Insurance Group	3,182	53
Shore Bancshares	512	7
Sierra Bancorp ▼	535	7
Signature Bank ●	2,475	100
Simmons First National, Class A	1,009	28
Smithtown Bancorp ▼	893	4
Solar Capital ▼	339	8
South Financial Group ▼	12,988	10
Southside Bancshares ▼	823	18
Southwest Bancorp ▼	917	13
Sovran Self Storage – REIT	1,676	62
Starwood Property Trust – REIT	2,446	46
State Auto Financial	866	15
State Bancorp ▼	777	8
StellarOne	1,384	21
Sterling Bancorp	1,617	17
Sterling Bancshares ▼	6,200	36
Sterling Financial ● ▼	3,195	3
Stewart Information Services	987	11
Stifel Financial ●	1,834	105
Strategic Hotels & Resorts – REIT ● ▼	5,791	37
Suffolk Bancorp	629	20
Sun Bancorp ●	1,087	6
Sun Communities – REIT ▼	1,465	42
Sunstone Hotel Investors – REIT ●	5,920	75
Susquehanna Bancshares	7,838	85
SVB Financial Group ● ▼	2,484	122
SWS Group	1,467	16
SY Bancorp ▼	841	20
Tanger Factory Outlet Centers – REIT	2,443	102
Tejon Ranch ●	635	18
Terreno Realty – REIT ●	271	5
Territorial Bancorp	747	14
Texas Capital Bancshares ●	2,172	43
Thomas Weisel Partners Group ●	1,177	9
TICC Capital	2,121	15
Tompkins Trustco	553	22
Tower Bancorp	290	7
Tower Group	2,467	57
Townebank Portsmouth ▼	1,208	19
TradeStation Group ● ▼	2,031	17
Tree.com ●	391	4
Triangle Capital ▼	679	10
TriCo Bancshares	872	17
TrustCo Bank Corporation of New York ▼	4,675	31
Trustmark ▼	3,499	86
UMB Financial ▼	1,963	83
UMH Properties – REIT	534	5
Umpqua Holdings ▼	5,179	77
Union First Market Bankshares	1,567	26
United American Indemnity ●	2,038	19
United Bankshares ▼	2,328	68
United Community Banks ●	4,949	29
United Financial Bancorp	965	13
United Fire & Casualty	1,323	30
United Security Bancshares ▼	366	6
Universal Health Realty Income Trust – REIT	866	29
Universal Insurance Holdings	805	4
Univest Corporation of Pennsylvania ▼	1,002	20
Urstadt Biddle Properties – REIT, Class A	1,658	28
US Global Investors ▼	800	7
U-Store-It Trust – REIT	4,809	41
Viewpoint Financial ▼	609	10
Virtus Investment Partners ●	353	9
Walter Investment Management – REIT	1,389	25
Washington Banking ▼	581	8
Washington Real Estate Investment Trust – REIT	3,413	107
Washington Trust Bancorp	789	14
Waterstone Financial ●	389	2
Webster Financial	4,116	85
WesBanco ▼	1,463	28
West Bancorporation ● ▼	945	8
Westamerica Bancorporation ▼	1,687	99
Western Alliance Bancorp ●	2,796	24
Westfield Financial	1,724	16
Westwood Holdings	342	13
Wilber	354	2
Wilshire Bancorp ▼	1,310	14
Winthrop Realty Trust – REIT	624	8
Wintrust Financial	1,822	68
World Acceptance ● ▼	950	34
WSFS Financial	432	18
Yadkin Valley Financial ▼	891	4
Zenith National Insurance	2,178	82

		13,870

20   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Healthcare – 13.0%
Abaxis ●	1,335	$35
ABIOMED ▼ ●	1,993	19
Accelrys ●	1,452	10
Accuray ●	2,418	16
Acorda Therapeutics ● ▼	2,319	90
Acura Pharmaceuticals ● ▼	442	2
Adolor ●	2,497	5
Affymax ●	1,054	25
Affymetrix ●	4,311	30
AGA Medical Holdings ● ▼	831	13
Air Methods ●	647	21
Akorn ● ▼	3,092	6
Albany Molecular Research ●	1,421	11
Align Technology ● ▼	3,470	59
Alkermes ● ▼	5,764	75
Alliance Imaging ●	1,601	9
Allied Healthcare International ●	2,743	8
Allos Therapeutics ● ▼	4,401	35
Almost Family ●	486	21
Alnylam Pharmaceuticals ● ▼	2,197	37
Alphatec Holdings ●	2,363	16
AMAG Pharmaceuticals ● ▼	1,268	43
Amedisys ● ▼	1,667	96
America Service Group	504	9
American Caresource Holding ●	646	1
American Dental Partners ●	789	10
American Medical Systems ●	4,502	81
AMERIGROUP ●	3,138	114
Amicus Therapeutics ● ▼	924	3
AMN Healthcare Services ●	1,944	18
Amsurg, Class A ● ▼	1,869	39
Analogic ▼	780	37
AngioDynamics ●	1,490	24
Ardea Biosciences ●	813	21
Arena Pharmaceuticals ● ▼	6,114	20
Ariad Pharmaceuticals ● ▼	6,575	23
ArQule ● ▼	2,524	16
Array BioPharma ●	4,978	18
Aryx Therapeutics ●	1,269	1
Assisted Living Concepts, Class A ●	638	22
Athenahealth ● ▼	2,043	59
Atrion	81	11
ATS Medical ●	2,890	12
Auxilium Pharmaceuticals ● ▼	2,820	100
AVANIR Pharmaceuticals ●	3,702	12
AVI BioPharma ● ▼	5,798	8
BioCryst Pharmaceuticals ● ▼	1,483	11
Biodel ●	928	4
BioDelivery Sciences International ● ▼	575	2
Biomimetic Therapeutics ● ▼	777	10
Bio-Reference Laboratories ●	1,446	34
BioScrip ●	2,551	23
Biospecifics Technologies ● ▼	236	7
BMP Sunstone ● ▼	1,974	11
Bovie Medical ● ▼	1,039	5
Bruker BioSciences ●	3,341	51
Cadence Pharmaceuticals ● ▼	1,557	15
Cambrex ●	1,692	7
Cantel Medical	726	14
Capital Senior Living ●	1,382	7
Caraco Pharmaceutical Laboratories ●	907	6
Cardiac Science ●	1,054	2
Cardionet ● ▼	2,337	22
Cardiovascular Systems ●	548	3
Cardium Therapeutics ● ▼	3,904	2
Catalyst Health Solutions ●	2,237	95
Celera ● ▼	4,990	37
Cell Therapeutics ● ▼	34,785	21
Celldex Therapeutics ●	1,509	12
Centene ●	2,544	58
Cepheid ●	3,533	71
Chelsea Therapeutics International ● ▼	1,969	8
Chemed	1,345	74
Chindex International ● ▼	812	10
Clarient ●	1,823	5
Clinical Data ● ▼	657	12
Computer Programs & Systems ▼	538	24
Conceptus ● ▼	1,861	35
CONMED ● ▼	1,771	39
Continucare ● ▼	1,786	6
Cornerstone Therapeutics ●	398	3
Corvel ●	482	16
Cross Country Healthcare ● ▼	1,784	18
CryoLife ● ▼	1,618	10
Cubist Pharmaceuticals ●	3,514	79
Cumberland Pharmaceuticals ●	492	5
Curis ● ▼	3,882	13
Cutera ●	811	9
Cyberonics ●	1,667	33
Cynosure ●	518	7
Cypress Bioscience ●	2,320	12
Cytokinetics ●	2,526	8
Cytori Therapeutics ●	1,770	10
Delcath Systems ● ▼	1,960	30
DepoMed ●	2,969	12
DexCom ●	2,800	31
Dionex ● ▼	1,066	87
Discovery Laboratories ● ▼	9,041	5
Durect ● ▼	5,012	14
Dyax ● ▼	5,436	19
Eclipsys ●	3,425	71
Electro Optical Sciences ● ▼	1,076	8
Emergency Medical Services ●	1,560	82
Emergent Biosolutions ●	995	16
Emeritus ● ▼	1,144	26
Endologix ● ▼	2,945	14
Ensign Group	671	12
Enteromedics ● ▼	929	—
Enzo Biochem ●	1,884	11
Enzon ● ▼	3,595	38
eResearchTechnology ●	2,513	19
ev3 ●	4,539	87
Exactech ●	442	9
Exelixis ●	6,492	38
Genomic Health ●	816	13
Genoptix ●	1,028	40
Gentiva Health Services ●	1,765	51
Geron ● ▼	5,430	32
Greatbatch ● ▼	1,414	32
GTx ● ▼	1,164	4
Haemonetics ● ▼	1,564	90
Halozyme Therapeutics ●	4,126	35
Hanger Orthopedic Group ●	1,791	33
Hansen Medical ●	2,203	6
Harvard Bioscience ●	1,497	6
Health Grades ●	1,449	10
Healthsouth ● ▼	5,652	116
Healthspring ●	2,986	53
Healthways ●	2,044	33
Heartware International ● ▼	329	18
Hemispherx Biopharma ● ▼	7,099	5

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   21

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Hi-Tech Pharmaceutical ● ▼	494	$12
HMS Holdings ●	1,577	84
Human Genome Sciences ● ▼	11,070	307
ICU Medical ●	775	28
Idenix Pharmaceuticals ●	1,726	8
Idera Pharmaceuticals ●	1,318	8
Immucor ●	4,295	92
ImmunoGen ● ▼	3,480	34
Immunomedics ● ▼	3,946	14
Impax Laboratories ●	3,700	67
Incyte ● ▼	5,247	70
Indevus Pharmaceuticals, escrow shares ● ¥ ⊡	4,270	—
Infinity Pharmaceuticals ●	1,093	8
Insmed ● ▼	7,622	8
Inspire Pharmaceuticals ●	3,705	25
Insulet ● ▼	2,131	29
Integra LifeSciences ● ▼	1,149	52
InterMune ●	2,691	115
Invacare	1,865	49
inVentiv Health ●	2,040	47
IPC The Hospitalist ●	982	30
IRIS International ●	1,070	12
Ironwood Pharmaceuticals ●	837	11
Isis Pharmaceuticals ● ▼	5,679	61
ISTA Pharmaceuticals ● ▼	2,026	8
Javelin Pharmaceuticals ●	2,712	6
Kendle International ●	905	15
Kensey Nash ●	597	14
Kindred Healthcare ●	2,379	42
K-V Pharmaceutical, Class A ●	2,272	4
Landauer	548	37
Lannett ●	616	3
LCA-Vision ●	1,003	8
Lexicon Pharmaceuticals ● ▼	9,683	16
LHC Group ●	925	32
Ligand Pharmaceuticals ●	6,909	13
Luminex ●	2,526	41
Magellan Health Services ●	2,130	90
Mako Surgical ● ▼	1,056	15
MannKind ● ▼	3,489	24
Map Pharmaceuticals ● ▼	550	10
Martek Biosciences ● ▼	2,021	45
Masimo	3,094	72
Matrixx Initiatives ● ▼	576	3
Maxygen ●	1,542	10
MedAssets ●	2,405	55
MedCath ●	863	9
Medical Action Industries ●	864	10
Medicines ● ▼	3,217	24
Medicis Pharmaceutical, Class A	3,588	91
Medidata Solutions ●	381	6
Medivation ●	1,750	20
MedQuist	558	5
Merge Healthcare ●	1,582	4
Meridian Bioscience	2,470	49
Merit Medical Systems ●	1,703	28
Metabolix ● ▼	1,183	15
Metropolitan Health Networks ● ▼	2,463	8
Micromet ● ▼	4,074	31
Micrus Endovascular ●	905	18
Middlebrook Pharmaceutical ● ▼	1,944	1
Molecular Insight Pharmaceuticals ● ▼	3,319	7
Molina Healthcare ●	813	24
Momenta Pharmaceuticals ● ▼	2,393	33
MWI Veterinary Supply ●	657	28
Myriad Pharmaceuticals ●	1,399	7
NABI Biopharmaceuticals ●	3,583	20
Nanosphere ●	699	4
National Healthcare	471	17
National Research	97	3
Natus Medical ●	1,707	29
Nektar Therapeutics ●	5,645	79
Neogen ● ▼	1,174	31
Neurocrine Biosciences ●	2,234	7
NeurogesX ● ▼	630	6
Nighthawk Radiology Holdings ● ▼	1,393	5
Novamed ● ▼	1,218	4
Novavax ● ▼	4,338	12
NPS Pharmaceuticals ●	2,745	19
NuVasive ● ▼	2,223	92
NxStage Medical ●	1,462	19
Obagi Medical Products ●	963	13
Odyssey Healthcare ● ▼	2,106	44
Omeros ●	413	2
Omnicell ●	1,846	25
Oncogenex Pharmaceuticals ●	244	5
Onyx Pharmaceuticals ●	3,765	109
Opko Health ●	2,603	6
Optimer Pharmaceuticals ● ▼	1,747	21
OraSure Technologies ●	2,623	17
Orexigen Therapeutics ● ▼	1,605	11
Orthofix International ●	1,043	36
Orthovita ●	3,880	16
Osiris Therapeutics ●	1,022	8
Owens & Minor	3,808	120
Oxigene ● ▼	2,247	2
Pain Therapeutics ●	2,014	12
Palomar Medical Technologies ● ▼	1,061	13
Par Pharmaceutical Companies ●	2,026	55
PAREXEL ●	3,508	83
PDL BioPharma ▼	7,285	42
Pharmasset ● ▼	1,276	41
Pharmerica ● ▼	1,860	36
Phase Forward ●	2,631	44
Poniard Pharmaceuticals ● ▼	1,691	2
POZEN ●	1,514	16
Progenics Pharmaceutical ●	1,548	10
Protalix Biotherapeutics ● ▼	2,109	14
PSS World Medical ● ▼	3,629	85
Psychiatric Solutions ●	3,430	110
Quality Systems ▼	1,437	92
Questcor Pharmaceuticals ●	3,500	34
Quidel ●	1,638	24
Radnet ● ▼	1,779	7
Regeneron Pharmaceuticals ●	3,843	98
RehabCare Group ● ▼	1,493	43
Repligen ●	1,819	6
Repros Therapeutics ● ▼	576	—
Res-Care ●	1,442	17
Rigel Pharmaceuticals ●	3,004	23
Rochester Medical ●	610	7
Rockwell Medical Technologies ● ▼	861	5
RTI Biologics ●	3,126	12
Salix Pharmaceuticals ● ▼	3,152	127
Sangamo BioSciences ●	2,699	17
Santarus ● ▼	3,161	10
Savient Pharmaceuticals ●	4,017	58
Sciclone Pharmaceuticals ● ▼	2,178	9
Seattle Genetics ●	5,075	64
Select Medical Holdings ●	1,576	14
Sequenom ● ▼	3,729	23

22   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

SIGA Technologies ● ▼	1,843	$13
Sirona Dental Systems ●	1,046	44
Skilled Healthcare Group, Class A ●	1,215	8
Somanetics ●	711	14
SonoSite ● ▼	813	27
Spectranetics ●	1,872	13
Spectrum Pharmaceuticals ●	2,607	13
StemCells ● ▼	6,293	7
Stereotaxis ● ▼	1,731	8
STERIS	3,565	119
Sucampo Pharmaceuticals ●	656	3
Sun Healthcare Group ●	2,658	24
Sunrise Senior Living ●	2,950	16
SuperGen ● ▼	3,603	11
SurModics ● ▼	939	17
Symmetry Medical ● ▼	2,183	25
Synovis Life Technologies ●	676	10
Synta Pharmaceuticals ●	908	4
Team Health Holdings ● ▼	240	4
The Provident Service ●	748	12
Theravance ● ▼	4,032	68
Thoratec ● ▼	3,443	154
TomoTherapy ●	2,812	11
TranS1 ●	662	2
Transcend Services ●	382	6
Triple-S Management ● ▼	1,253	23
U.S. Physical Therapy ●	644	11
Universal American Financial ● ▼	1,633	25
Utah Medical Products	195	5
Vanda Pharmaceuticals ● ▼	1,626	14
Varian ●	1,718	89
Vascular Solutions ●	987	10
Vical ● ▼	2,573	9
ViroPharma ●	4,720	60
Virtual Radiologic ● ▼	380	5
Vital Images ●	972	15
Vivus ● ▼	4,850	49
Volcano ●	2,946	71
WellCare Health Plans ●	2,575	74
West Pharmaceutical Services ▼	1,997	84
Wright Medical Group ● ▼	2,320	44
XenoPort ● ▼	1,818	19
Young Innovations	332	8
Zoll Medical ●	1,285	39
ZymoGenetics ●	2,798	17

		9,004

Industrials – 14.7%
3D Systems ● ▼	1,044	16
A.O. Smith	1,338	69
AAON ▼	780	19
AAR ●	2,360	58
ABM Industries ▼	2,804	60
Acacia Research ●	1,949	29
ACCO Brands ●	3,327	30
Aceto	1,511	10
Actuant, Class A	4,129	95
Acuity Brands	2,627	119
Administaff	1,305	29
Advanced Battery Technologies ●	3,385	12
Advisory Board ●	929	31
AeroVironment ● ▼	810	21
Air Transport Services Group ●	3,389	19
Aircastle	2,861	34
AirTran Holdings ● ▼	8,207	43
Alamo Group	388	9
Alaska Air Group ●	2,220	92
Albany International, Class A	1,727	44
Allegiant Travel ●	880	45
Altra Holdings ●	1,627	25
Amerco ●	524	33
American Commercial Lines ● ▼	552	11
American Railcar Industries ▼	529	9
American Reprographics ●	2,118	21
American Science & Engineering	560	42
American Superconductor ● ▼	2,647	77
American Woodmark	760	18
Ameron International	538	37
Ampco-Pittsburgh	485	12
Amrep ●	117	2
APAC Customer Services ●	1,550	9
Apogee Enterprises ▼	1,682	23
Applied Industrial Technology	2,577	79
Applied Signal Technology	793	15
Argan ●	451	5
Argon ST ●	789	20
Arkansas Best	1,543	47
Ascent Solar Technologies ●	1,140	4
Astec Industries ●	1,104	37
Astronics ● ▼	564	8
ATC Technology ●	1,189	24
Atlas Air Worldwide Holdings ●	1,263	70
Avis Budget Group ● ▼	6,207	94
AZZ	741	30
Badger Meter	904	37
Baldor Electric ▼	2,840	109
Barnes Group	2,782	58
Barrett Business Services	467	7
Beacon Roofing Supply ● ▼	2,749	61
Belden	2,840	78
Blount International ●	2,338	26
BlueLinx Holdings ● ▼	708	4
Bowne & Company	2,334	26
Brady, Class A	2,921	100
Briggs & Stratton ▼	3,038	72
Broadwind Energy ●	2,096	8
Builders FirstSource ● ▼	2,566	10
CAI International ●	593	8
Cascade	547	19
CBIZ ●	2,501	18
CDI ▼	722	13
Celadon Group ● ▼	1,347	20
Cenveo ●	3,266	28
Ceradyne ●	1,532	34
Chart Industries ●	1,732	40
Chase	371	5
China BAK Battery ● ▼	3,097	6
China Fire & Security Group ● ▼	855	12
CIRCOR International	1,035	36
CLARCOR ▼	3,105	117
Clean Harbors ● ▼	1,307	83
Colfax ● ▼	1,440	19
Columbus McKinnon ●	1,161	21
Comfort Systems USA	2,319	33
Consolidated Graphics ●	580	24
Cornell Companies ●	673	18
Corporate Executive Board	2,079	57
CoStar Group ● ▼	1,135	50
Courier	621	11
CRA International ● ▼	658	15
Cubic	953	36
Curtiss-Wright	2,758	98

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   23

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Deluxe	2,996	$63
Diamond Management & Technology Consultation	1,454	12
DigitalGlobe ●	898	24
Dollar Thrifty Automotive ●	1,724	76
Ducommun	619	14
Duoyuan Printing ● ▼	494	4
DXP Enterprises ●	650	11
Dycom Industries ●	2,347	25
Dynamex ●	632	11
Dynamic Materials	783	14
DynCorp International ●	1,586	27
Eagle Bulk Shipping ● ▼	3,779	22
Eastern	363	6
EMCOR Group ●	3,947	113
Encore Wire ▼	1,198	27
Ener1 ● ▼	3,081	13
Energy Conversion Devices ● ▼	2,789	20
Energy Recovery ●	2,046	12
EnergySolutions	4,605	33
EnerNOC ● ▼	855	25
EnerSys ● ▼	2,461	64
Ennis	1,649	30
EnPro Industries ●	1,240	39
ESCO Technologies	1,598	49
Esterline Technologies ●	1,810	101
Evergreen Solar ● ▼	11,453	13
Exponent ●	760	23
Federal Signal	2,969	24
Flow International ●	2,777	9
Force Protection ●	4,329	23
Forward Air	1,752	49
Franklin Covey ●	777	6
Franklin Electric ▼	1,406	49
FreightCar America	728	21
FuelCell Energy ● ▼	4,452	12
Fuel-Tech ●	1,106	8
Furmanite ●	2,118	11
Fushi Copperweld ● ▼	1,201	13
G&K Services, Class A	1,085	30
Genco Shipping & Trading ● ▼	1,571	36
GenCorp ● ▼	3,216	20
Generac Holdings ●	464	7
Genesee & Wyoming, Class A ● ▼	2,265	89
Geo Group ●	3,117	66
GeoEye ●	1,132	32
Gibraltar Industries ●	1,517	23
Global Defense Technology & Systems ●	278	4
Gorman-Rupp ▼	841	23
GP Strategies ●	962	8
GrafTech International ●	7,333	124
Graham	871	16
Granite Construction ▼	2,089	70
Great Lakes Dredge & Dock	2,316	13
Greenbrier Companies ●	1,363	22
Griffon ●	2,630	37
GT Solar International ● ▼	1,920	11
H & E Equipment Services ●	1,665	20
Harbin Electric ● ▼	917	20
Hawaiian Holdings ●	3,147	22
Healthcare Services Group	2,517	54
Heartland Express ▼	3,006	50
HEICO ▼	1,760	76
Heidrick & Struggles International	1,035	27
Heritage Crystal Clean ●	156	2
Herley Industries ●	826	12
Herman Miller ▼	3,263	69
Hexcel ●	5,887	95
Hill International ●	1,516	10
HNI ▼	2,737	85
Horizon Lines, Class A	1,806	10
Houston Wire & Cable	1,077	14
Hub Group ●	2,265	72
Hurco ● ▼	361	7
Huron Consulting Group ●	1,313	31
ICF International ●	538	12
II-VI ● ▼	1,517	54
InnerWorkings ● ▼	1,714	10
Insituform Technologies, Class A ●	2,275	55
Insteel Industries	1,068	13
Integrated Electrical Services ●	430	3
Interface, Class A	3,099	41
Interline Brands ●	1,979	41
International Shipholding	327	10
JetBlue Airways ● ▼	15,448	86
John Bean Technologies	1,680	31
Kadant ● ▼	780	16
Kaman	1,563	43
Kaydon	1,992	83
Kelly Services, Class A ●	1,526	25
Kforce ●	1,730	24
Kimball International	1,856	15
Knight Transportation	3,302	70
Knoll	2,837	40
Korn Ferry International ●	2,699	44
LaBarge ●	769	9
Ladish ●	924	25
Lawson Products	212	3
Layne Christensen ●	1,186	32
LB Foster ●	628	19
Lindsay Manufacturing	751	29
LMI Aerospace ●	508	9
LSI Industries ▼	1,050	7
M & F Worldwide ●	711	22
Marten Transport ●	1,002	22
MasTec ● ▼	3,177	40
McGrath Rentcorp	1,446	38
Met Pro	816	8
Metalico ●	1,999	13
Michael Baker ●	479	17
Microvision ● ▼	5,367	17
Middleby ● ▼	1,053	64
Miller Industries	984	14
Mine Safety Appliances	1,803	53
Mistras Group ●	540	6
Mobile Mini ● ▼	2,162	36
Moog, Class A ●	2,763	103
Mueller Industries	2,157	64
Mueller Water Products, Class A	9,379	52
Multi Color	606	8
Myr Group ●	1,051	19
NACCO Industries, Class A ▼	345	30
Navigant Consulting ●	3,043	39
NCI Building Systems ●	1,087	15
Nordson	2,048	147
North American Galvanizing & Coating ● ▼	774	6
Northwest Pipe ●	563	14
Odyssey Marine Exploration ● ▼	3,550	5
Old Dominion Freight Line ●	1,696	61
Omega Flex	170	2
On Assignment ●	2,076	15
Orbital Sciences ●	3,403	63

24   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Orion Energy Systems ● ▼	1,064	$6
Orion Marine Group ●	1,618	31
Otter Tail	2,162	48
Pacer International ●	1,963	13
Patriot Transportation Holdings ●	88	7
Perma-Fix Environmental Services ●	3,294	7
Pike Electric ●	918	10
PMFG ● ▼	797	11
Polypore International ●	1,381	24
Portec Rail Products	406	5
Powell Industries ●	474	16
Powersecure International ●	1,047	12
Preformed Line Products	147	4
Primoris Services ▼	498	4
Quanex Building Products	2,174	41
RailAmerica ●	854	11
Raven Industries ▼	937	28
RBC Bearings ●	1,324	42
Regal-Beloit	2,184	138
Republic Airways Holdings ● ▼	2,101	13
Resources Connection ● ▼	2,737	48
Robbins & Myers	1,643	43
Rollins	2,674	58
RSC Holdings ● ▼	2,990	27
Rush Enterprises ●	1,953	32
Saia ●	824	14
Satcon Technology ● ▼	4,284	12
Sauer-Danfoss ●	658	11
Schawk	909	17
School Specialty ● ▼	1,092	26
Seaboard ▼	18	26
SFN Group ●	3,096	26
Simpson Manufacturing ▼	2,324	79
SkyWest	3,393	51
Smartheat ●	547	5
Standard Parking ●	454	8
Standard Register	918	5
Standex International	726	17
Stanley ●	700	22
Steelcase, Class A	4,354	36
Sterling Construction ●	805	14
Sun Hydraulics ▼	756	21
Sykes Enterprises ●	2,279	52
TAL International Group	923	24
TASER International ●	3,668	17
Team ●	1,148	20
Tecumseh Products, Class A ●	1,126	14
Teledyne Technologies ● ▼	2,198	96
Tennant	1,136	39
Tetra Tech ●	3,673	89
Textainer Group Holdings	520	12
Titan International ▼	2,146	27
Titan Machinery ● ▼	1,057	15
Todd Shipyards	351	6
Towers Watson, Class A	2,600	125
Tredegar	1,802	31
Trex ●	940	23
Trimas ●	819	8
Triumph Group	1,016	79
TrueBlue ●	2,577	41
Tutor Perini ●	1,779	43
Twin Disc	485	7
UAL ● ▼	10,072	217
Ultralife Batteries ●	681	3
Ultrapetrol Bahamas ●	1,411	9
United Capital ●	101	2
United Rentals ● ▼	3,666	53
United Stationers ●	1,445	88
Universal Forest Products	1,169	49
Universal Truckload Services ●	334	6
US Airways Group ●	9,719	69
US Ecology	1,107	17
USA Truck ●	474	9
Valence Technology ● ▼	3,116	3
Viad	1,214	28
Vicor ●	1,136	17
Volt Information Sciences ● ▼	843	11
VSE	217	9
Waste Services ● ▼	1,078	12
Watsco ▼	1,622	96
Watts Water Technologies, Class A	1,784	63
Werner Enterprises	2,483	56
Willis Lease Finance ●	288	4
Woodward Governor	3,677	118
YRC Worldwide ● ▼	63,752	35

		10,109

Information Technology – 16.4%
3PAR ● ▼	1,675	16
ACI Worldwide ●	2,137	40
Acme Packet ●	2,370	62
Actel ● ▼	1,481	23
ActivIdentity ●	2,794	8
Actuate ●	2,949	17
Acxiom ●	4,140	79
Adaptec ●	7,428	23
ADC Telecommunications ● ▼	5,892	47
ADTRAN	3,268	87
Advanced Analogic Technologies ● ▼	2,475	9
Advanced Energy Industries ●	2,012	30
Advent Software ● ▼	963	44
Agilysys	1,320	14
American Software, Class A	1,221	8
Amkor Technology ● ▼	6,663	50
ANADIGICS ●	3,667	18
Anaren ●	948	14
Ancestry.com ●	371	7
Anixter International ● ▼	1,815	95
Applied Micro Circuits ●	4,019	45
Archipelago Learning ●	330	5
Arcsight ●	1,123	26
Ariba ●	5,329	76
Arris Group ●	7,555	93
Art Technology Group ●	9,465	41
Aruba Networks ● ▼	3,591	45
AsiaInfo Holdings ● ▼	1,763	50
Atheros Communications ● ▼	3,912	152
ATMI ●	1,880	34
Aviat Networks ● ▼	3,598	23
Avid Technology ● ▼	1,754	26
Bel Fuse	690	16
Benchmark Electronics ●	3,924	85
Bigband Networks ●	2,165	7
Black Box	1,069	33
Blackbaud	2,601	60
Blackboard ● ▼	1,931	82
Blue Coat Systems ● ▼	2,409	78
Bottomline Technologies ●	1,529	27
Brightpoint ●	3,053	25
Brooks Automation ●	3,922	38
Cabot Microelectronics ●	1,365	52
CACI International, Class A ●	1,765	84

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   25

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Callidus Software ●	1,633	$5
Cass Information Systems ▼	502	16
Cavium Networks ● ▼	2,211	61
Ceva ●	1,180	14
Checkpoint Systems ●	2,307	52
China Information Security Technology ●	1,646	10
China Security & Surveillance Technology ● ▼	2,677	16
China TransInfo Technology ● ▼	528	4
CIBER ●	4,191	17
Cirrus Logic ●	3,979	51
Cogent ●	2,602	27
Cognex	2,364	49
Cogo Group ●	1,539	11
Coherent ●	1,374	52
Cohu	1,342	22
Communications Systems	382	5
CommVault Systems ● ▼	2,487	52
Compellent Technologies ● ▼	1,026	13
Computer Task Group ●	912	9
comScore ●	1,315	24
Comtech Telecommunications ●	1,716	54
Comverge ●	1,270	14
Concur Technologies ●	2,526	106
Constant Contact ● ▼	1,462	37
CPI International ●	532	7
Cray ●	2,085	14
CSG Systems International ●	2,143	49
CTS ▼	2,059	22
CyberSource ●	4,214	108
Cymer ●	1,765	60
Daktronics ▼	1,908	16
DDi ●	874	7
DealerTrack Holdings ● ▼	2,386	36
Deltek ●	1,117	9
DemandTec ●	1,200	8
DG Fastchannel ●	1,264	44
Dice Holdings ●	873	8
Digi International ●	1,500	16
Digital River ●	2,328	65
Diodes ● ▼	1,945	42
Divx ●	1,978	17
Double-Take Software ●	1,005	11
DSP Group ●	1,288	11
DTS ●	1,036	34
Dynamics Research ●	526	8
EarthLink ▼	6,430	58
Ebix ● ▼	1,125	18
Echelon ●	1,979	19
Electro Rent	1,187	17
Electro Scientific Industries ●	1,628	22
Electronics For Imaging ●	3,022	39
eLoyalty ●	399	3
Emcore ● ▼	4,591	6
EMS Technologies ●	948	15
Emulex ●	5,058	59
Entegris ●	7,932	49
Entropic Communications ● ▼	3,219	17
Epicor Software ● ▼	3,686	34
EPIQ Systems ● ▼	1,956	24
ePlus ●	224	4
Euronet Worldwide ● ▼	2,966	47
Exar ●	2,107	16
Exlservice Holdings ● ▼	911	15
Extreme Networks ● ▼	5,416	18
Fair Isaac	2,979	63
FalconStor Software ● ▼	2,102	6
FARO Technologies ●	970	24
FEI ●	2,280	51
FormFactor ●	3,005	45
Forrester Research ●	959	31
Fortinet ● ▼	225	4
Gartner, Class A ●	3,682	89
Global Cash Access Holdings ●	2,463	21
Globecomm Systems ●	1,181	9
GSE Systems ●	1,153	6
GSI Commerce ● ▼	1,691	46
GSI Technology ●	1,124	7
Hackett Group ●	2,232	6
Harmonic ●	5,834	40
Heartland Payment Systems	2,285	42
Hittite Microwave ● ▼	1,306	67
Hughes Communications ●	543	15
ICx Technologies ●	743	5
iGATE	1,395	17
Imation ●	1,669	18
Imergent	477	3
Immersion ●	1,723	10
Infinera ●	5,397	49
Infogroup ●	1,938	16
Informatica ●	5,314	133
Information Services Group ●	1,448	5
Infospace ●	1,925	20
Innodata Isogen ●	1,307	5
Insight Enterprises ●	2,795	42
Integral Systems ●	987	9
Interactive Intelligence ● ▼	784	16
Interdigital ●	2,637	73
Intermec ●	3,782	43
Internap Network Services ● ▼	3,097	18
Internet Brands ● ▼	1,672	17
Internet Capital Group ● ▼	2,167	21
Intevac ●	1,269	18
iPass	3,071	4
IPG Photonics ●	1,409	25
Isilon Systems ● ▼	1,575	20
Ixia ●	2,304	24
IXYS ●	1,367	12
J2 Global Communications ● ▼	2,721	66
Jack Henry & Associates ▼	5,073	129
JDA Software ●	1,845	53
Kenexa ●	1,369	21
Keynote Systems	750	8
Kopin ●	4,011	17
Kulicke & Soffa ●	4,167	34
KVH Industries ● ▼	852	13
L-1 Identity Solutions ●	4,562	40
Lattice Semiconductor ●	6,542	34
Lawson Software ●	8,385	65
Limelight Networks ●	2,004	8
Lionbridge Technologies ●	3,500	19
Liquidity Services ●	916	10
Littelfuse ●	1,324	56
Liveperson ● ▼	2,517	21
LogMeIn ●	452	11
LoopNet ●	1,216	14
Loral Space & Communications ●	678	29
Manhattan Associates ●	1,444	41
ManTech International ●	1,335	60
Marchex	1,536	8
MAXIMUS ▼	1,026	64
Maxwell Technologies ● ▼	1,368	20
Measurement Specialties ●	859	14

26   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

MEMSIC ●	946	$3
Mentor Graphics ●	5,740	52
MercadoLibre ● ▼	1,576	79
Mercury Computer Systems ●	1,332	17
Methode Electronics, Class A	2,226	25
Micrel	2,775	32
Microsemi ●	4,954	82
MicroStrategy ●	552	42
Microtune ●	3,089	8
MIPS Technologies, Class A ●	2,744	14
MKS Instruments ●	3,006	68
ModusLink Global Solutions ●	2,814	25
MoneyGram International ● ▼	5,033	15
Monolithic Power Systems ● ▼	2,066	51
Monotype Imaging Holdings ●	1,322	14
Move ●	9,405	21
MTS Systems	1,020	30
Multi-Fineline Electronix ●	600	16
NCI ●	397	11
Ness Technologies ●	2,361	15
Net 1 UEPS Technologies ●	1,880	31
Netezza ● ▼	2,876	39
NETGEAR ●	2,056	56
Netlogic Microsystems ●	3,103	97
NetScout Systems ●	1,714	25
NetSuite ●	1,018	14
Network Equipment Technologies ●	1,779	9
Newport ●	2,109	25
NIC	3,074	22
Novatel Wireless ●	1,844	13
NVE ●	272	13
OmniVision Technologies ●	3,081	54
Online Resources ●	1,689	8
Opentable ● ▼	184	7
Openwave Systems ● ▼	5,081	11
Oplink Communications ●	1,249	19
OPNET Technologies	715	11
Opnext ●	1,511	4
OSI Systems ●	966	25
Palm ● ▼	10,083	58
PAR Technology ●	495	3
Parametric Technology ● ▼	7,066	131
Park Electrochemical	1,183	36
ParkerVision ● ▼	2,217	4
PC Connection ●	476	3
PC Mall ●	600	3
PC-Tel ●	1,161	8
Pegasystems	915	29
Perficient ●	1,791	22
Pericom Semiconductor ●	1,543	18
Pervasive Software ●	936	5
Phoenix Technologies ●	2,136	6
Photronics ● ▼	3,196	17
Plantronics	2,981	99
Plexus ●	2,406	89
PLX Technology ●	2,237	12
Polycom ●	5,092	166
Power Integrations ▼	1,439	55
Power-One ● ▼	4,651	37
Powerwave Technologies ● ▼	8,048	14
Progress Software ●	2,415	78
PROS Holdings ●	1,163	11
QAD	871	5
Quantum ●	12,818	37
Quest Software ●	3,728	65
QuinStreet ● ▼	209	4
Rackspace Hosting ● ▼	4,050	73
Radiant Systems ●	1,673	24
RadiSys ●	1,423	14
RAE Systems ●	2,475	2
RealNetworks ●	4,948	21
Renaissance Learning	562	8
RF Micro Devices ● ▼	16,210	91
RightNow Technologies ●	1,569	26
Rimage ●	525	9
Riverbed Technology ● ▼	3,338	103
Rofin-Sinar Technologies ● ▼	1,726	46
Rogers ●	988	33
Rosetta Stone ● ▼	381	10
Rubicon Technology ● ▼	771	21
Rudolph Technologies ●	1,792	17
S1 ●	3,222	20
Saba Software ● ▼	1,500	8
Sapient	5,144	53
SAVVIS ●	2,186	38
ScanSource ● ▼	1,617	45
SeaChange International ●	1,795	15
Semtech ● ▼	3,617	66
ShoreTel ●	2,696	18
Sigma Designs ● ▼	1,861	22
Silicon Graphics International ●	1,822	18
Silicon Image ●	4,560	17
Skyworks Solutions ● ▼	10,211	172
Smart Modular Technologies ●	2,704	19
Smith Micro Software ●	1,890	18
Solarwinds ●	739	14
Solera Holdings ▼	4,240	165
SonicWALL ●	2,981	30
Sonus Networks ●	12,577	33
Sourcefire ●	1,350	30
Spectrum Control ●	766	11
SRA International, Class A ● ▼	2,492	58
SRS Labs ●	707	7
Stamps.com ●	768	8
Standard Microsystems ●	1,286	33
StarTek ●	726	5
STEC ● ▼	1,585	22
Stratasys ● ▼	1,156	28
SuccessFactors ● ▼	2,818	59
Super Micro Computer ●	1,329	19
Supertex ●	626	17
Support.com ●	5,337	23
Switch & Data Facilities ●	1,194	23
Sycamore Networks	1,173	23
Symmetricom ●	2,939	19
Symyx Technologies ●	2,079	11
Synaptics ● ▼	2,092	64
Synchronoss Technologies ● ▼	1,239	25
SYNNEX ● ▼	1,174	32
Syntel	785	28
Take-Two Interactive Software ●	4,898	53
Taleo, Class A ●	2,383	62
Technitrol ▼	2,499	13
Techtarget ●	755	4
Tekelec ●	4,059	74
Telecommunication Systems ●	2,332	16
Teletech Holdings ●	1,961	32
Terremark Worldwide ●	3,543	25
Tessera Technologies ●	2,966	60
The Knot ●	1,730	14
THQ ●	4,119	31
TIBCO Software ● ▼	10,522	120

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   27

Schedule of Investments  April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Tier Technologies ●	1,069	$9
TiVo ● ▼	6,647	116
TNS ●	1,498	39
Travelzoo ●	338	7
Trident Microsystems ●	3,838	7
TriQuint Semiconductor ●	8,986	68
TTM Technologies ● ▼	2,630	29
Tyler Technologies ●	1,887	32
Ultimate Software Group ● ▼	1,430	48
Ultratech ●	1,439	21
Unica ●	770	7
Unisys ●	2,578	72
United Online ▼	5,098	41
Universal Display ● ▼	1,781	24
UTStarcom ●	6,904	20
ValueClick ● ▼	5,304	55
VASCO Data Security International ●	1,600	10
Veeco Instruments ● ▼	2,333	103
VeriFone Holdings ● ▼	4,400	84
ViaSat ●	1,583	56
Virage Logic ●	987	9
Virtusa ●	805	8
Vocus ●	1,011	17
Volterra Semiconductor ●	1,375	33
Web.com Group ●	1,499	7
Websense ●	2,700	61
White Electric Designs ● ⊡	699	5
Wright Express ● ▼	2,340	79
X-Rite ●	1,581	5
Zix ● ▼	3,862	10
Zoran ●	3,012	29
Zygo ●	901	9

		11,293

Materials – 4.5%
A. Schulman	1,529	40
A.M. Castle & Company ●	924	13
AEP Industries ●	318	9
Allied Nevada Gold ●	3,328	61
AMCOL International ▼	1,593	46
American Vanguard ▼	1,189	10
Ampal-American Israel, Class A ●	1,101	2
Arch Chemicals	1,528	52
Balchem	1,581	41
Boise ●	2,288	16
Brush Engineered Metals ●	1,186	35
Buckeye Technologies ●	2,744	39
BWAY Holding ●	439	9
Calgon Carbon ●	3,337	52
Century Aluminum ●	3,428	46
China Green Agriculture ● ▼	608	8
China Precision Steel ● ▼	1,888	4
Clearwater Paper ●	715	45
Coeur d’Alene Mines ● ▼	4,915	88
Deltic Timber ▼	647	34
Domtar ●	2,533	179
Ferro ●	5,210	57
General Moly ● ▼	3,885	14
General Steel Holdings ● ▼	1,245	5
Glatfelter	3,003	44
Graham Packaging ● ▼	1,010	12
Graphic Packaging Holding ●	8,706	32
H.B. Fuller	2,988	70
Hawkins ▼	531	14
Haynes International ▼	697	25
Headwaters ● ▼	3,088	18
Hecla Mining ● ▼	14,266	85
Horsehead Holding ●	2,614	31
ICO	1,502	13
Innophos Holdings	1,051	30
Innospec ●	1,370	18
Kaiser Aluminum ▼	923	37
Kapstone Paper & Packaging ●	1,706	22
Koppers Holdings	1,212	34
Kraton Performance Polymers ●	248	5
Landec ●	1,601	10
Louisiana Pacific ● ▼	7,658	90
LSB Industries ● ▼	1,018	18
Minerals Technologies	1,143	66
Myers Industries	1,920	21
Neenah Paper	859	15
NewMarket ▼	688	76
NL Industries	381	3
Olin ▼	4,751	100
Olympic Steel	552	18
OM Group ● ▼	1,863	70
Omnova Solutions ● ▼	2,674	20
Paramount Gold & Silver ● ▼	4,718	9
PolyOne ●	5,424	61
Quaker Chemical	630	20
Rock-Tenn, Class A	2,338	121
Rockwood Holdings ●	3,005	90
RTI International Metals ●	1,831	49
Schweitzer-Mauduit International	1,070	61
Sensient Technologies	2,972	94
ShengdaTech ● ▼	1,660	11
Silgan Holdings	1,477	89
Solutia ●	7,259	128
Spartech ●	1,777	25
Stepan ▼	447	34
Stillwater Mining ● ▼	2,471	42
STR Holdings ●	744	17
Sutor Technology Group ●	413	1
Texas Industries	1,440	54
United States Lime & Minerals ●	98	4
Universal Stainless & Alloy ●	370	9
US Concrete ● ▼	2,226	1
US Gold ●	4,864	17
W.R. Grace & Company ●	4,400	127
Wausau-Mosinee Paper ●	2,580	23
Westlake Chemical	1,082	30
Worthington Industries ▼	3,740	60
Zep ▼	1,288	24
Zoltek Companies ● ▼	1,693	17

		3,120

Telecommunication Services – 0.8%
Abovenet ●	754	38
Alaska Communications Systems Group ▼	2,694	23
Atlantic Tele-Network	513	28
Cbeyond ● ▼	1,404	22
Cincinnati Bell ●	13,276	45
Cogent Communications Group ●	2,684	27
Consolidated Communications Holdings ▼	1,348	25
General Communication, Class A ●	2,979	18
Global Crossing ●	1,658	25
HickoryTech	796	7
inContact ●	1,650	5
Iowa Telecommunication Services	1,861	31
Neutral Tandem ● ▼	2,002	34
NTELOS Holdings	1,751	34
PAETEC Holding ●	7,186	36

28   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Small Cap Index Fund (continued)
DESCRIPTION	SHARES	FAIR VALUE >

Premiere Global Services ● ▼	3,701	$35
Shenandoah Telecommunications	1,318	23
SureWest Communications ●	870	7
Syniverse Holdings ● ▼	4,175	84
USA Mobility	1,118	16

		563

Utilities – 2.8%
Allete	1,789	65
American States Water	1,169	44
Artesian Resources	379	7
Avista	3,332	72
Black Hills ▼	2,234	73
Cadiz ● ▼	700	9
California Water Service Group	1,199	46
Central Vermont Public Service	674	15
CH Energy Group	963	40
Chesapeake Utilities	568	17
Cleco ▼	3,684	101
Connecticut Water Service	490	12
Consolidated Water	845	12
El Paso Electric ●	2,739	58
Empire District Electric ▼	2,083	41
IDACORP	2,875	104
Laclede Group	1,384	47
MGE Energy	1,408	52
Middlesex Water Company	720	13
New Jersey Resources	2,569	97
Nicor	2,548	112
Northwest Natural Gas	1,615	77
NorthWestern ▼	2,088	63
Pennichuck	259	6
Piedmont Natural Gas ▼	4,265	118
PNM Resources	5,282	72
Portland General Electric	4,583	91
SJW	937	26
South Jersey Industries	1,804	81
Southwest Gas	2,726	85
Southwest Water ▼	1,499	16
UIL Holdings	1,718	50
UniSource Energy Holding ▼	2,171	72
Unitil	641	14
US Geothermal ●	4,752	4
WGL Holdings	3,057	108
York Water	695	10

		1,930

Total Common Stocks
(Cost $51,855)		65,143

Closed-End Fund – 0.0%
Financials – 0.0%
Kayne Anderson Energy
(Cost $14)	585	9

Warrants ● – 0.0%
Greenhunter Energy ▼ ¥ ⊡	30	—
Krispy Kreme Doughnuts	210	—
Lantronix ¥ ⊡	39	—

Total Warrants
(Cost $—)		—

Short-Term Investments – 8.8%
Money Market Fund – 7.5%
First American Prime Obligations Fund
0.066% Å Ω	5,170,441	5,170

U.S. Treasury Obligation – 1.3%
U.S. Treasury Bill
0.109%, 05/20/2010 ☐	$920	920

Total Short-Term Investments
(Cost $6,090)		6,090

Investment Purchased with Proceeds from Securities Lending – 32.0%
Mount Vernon Securities Lending Prime Portfolio
0.167% Ω †
(Cost $22,056)	22,056,373	22,056

Total Investments ▲ – 135.2%
(Cost $80,015)		93,298

Other Assets and Liabilities, Net – (35.2)%		(24,274)

Total Net Assets – 100.0%		$69,024

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

●	Non-income producing security.

▼	This security or a portion of this security is out on loan at April 30, 2010. Total loaned securities had a fair value of $20,347 at April 30, 2010. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of April 30, 2010, the fair value of the fund’s investments in securities considered to be illiquid was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

⊡	Security is internally fair valued. As of April 30, 2010, the fair value of these investments was $5 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $80,015. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$21,861
Gross unrealized depreciation	(8,578)

Net unrealized appreciation	$13,283

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Appreciation

Russell 2000 Mini Index Futures	June 2010	54	$3,864	$205

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   29

Statements of Assets and Liabilities	April 30, 2010 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

Unaffiliated investments, at cost	$657,065	$202,098	$52,789
Affiliated investments, at cost	28,203	16,528	5,170
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	189,087	58,540	22,056

ASSETS:
Unaffiliated investments, at fair value* (note 2)	$954,026	$242,801	$66,072
Affiliated investments, at fair value (note 2)	28,983	16,528	5,170
Affiliated investment purchased with proceeds from securities lending, at fair value (note 2)	189,087	58,540	22,056
Cash	4	—	—
Receivable for dividends and interest	980	112	38
Receivable for investments sold	73	1,396	34
Receivable for capital shares sold	335	167	87
Receivable from advisor (note 3)	—	—	12
Prepaid expenses and other assets	28	39	36

Total assets	1,173,516	319,583	93,505

LIABILITIES:
Payable upon return of securities loaned (note 2)	189,087	58,540	22,056
Payable for investments purchased	20	484	257
Payable for capital shares redeemed	9,210	3,087	1,905
Payable for variation margin (note 2)	533	407	176
Payable to affiliates (note 3)	312	104	58
Payable for distribution and shareholder servicing fees	46	16	5
Accrued expenses and other liabilities	55	17	24

Total liabilities	199,263	62,655	24,481

Net assets	$974,253	$256,928	$69,024

COMPOSITION OF NET ASSETS:
Portfolio capital	$631,681	$220,990	$62,938
Undistributed net investment income	607	538	110
Accumulated net realized gain (loss) on investments and futures contracts (note 2)	43,725	(6,039)	(7,512)
Net unrealized appreciation of:
Investments	297,741	40,703	13,283
Futures contracts	499	736	205

Net assets	$974,253	$256,928	$69,024

* Including securities loaned, at fair value	$179,064	$55,727	$20,347

30   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

Class A:
Net assets	$123,830	$29,320	$11,692
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	5,742	2,476	1,165
Net asset value, and redemption price per share	$21.57	$11.84	$10.04
Maximum offering price per share[1]	$22.83	$12.53	$10.62
Class B2:
Net assets	$8,938	—	—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	421	—	—
Net asset value, offering price, and redemption price per share[3]	$21.24	—	—
Class C:
Net assets	$8,891	$3,323	$1,678
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	416	287	173
Net asset value, offering price, and redemption price per share[3]	$21.38	$11.57	$9.70
Class R:
Net assets	$12,578	$18,905	$4,198
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	584	1,610	428
Net asset value, offering price, and redemption price per share	$21.52	$11.74	$9.82
Class Y:
Net assets	$820,016	$205,380	$51,456
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	38,035	17,302	5,120
Net asset value, offering price, and redemption price per share	$21.56	$11.87	$10.05

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	No new or additional investments are allowed in Class B shares, except for permitted exchanges and reinvestment of dividends. See note 1 in Notes to Financial Statements.

[3]	Class B and Class C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   31

Statements of Operations	For the six-month period ended April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

	Equity	Mid Cap	Small Cap
	Index Fund	Index Fund	Index Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$9,634	$1,789	$405
Dividends from affiliated investments	26	5	1
Interest from unaffiliated investments	3	2	1
Securities lending income	92	46	44

Total investment income	9,755	1,842	451

EXPENSES (note 3):
Investment advisory fees	1,230	288	125
Administration fees	1,102	266	110
Transfer agent fees	164	54	53
Custodian fees	26	6	2
Legal fees	8	8	8
Audit fees	16	16	16
Registration fees	26	25	24
Postage and printing fees	60	10	3
Directors’ fees	15	15	15
Other expenses	35	20	32
Distribution and shareholder servicing fees:
Class A	152	32	13
Class B	48	—	—
Class C	44	15	8
Class R	29	37	8

Total expenses	2,955	792	417

Less: Fee waivers (note 3)	(873)	(140)	(209)

Total net expenses	2,082	652	208

Investment income – net	7,673	1,190	243

REALIZED AND UNREALIZED GAINS – NET (note 5):
Net realized gain on:
Unaffiliated investments	59,046	4,687	353
Affiliated investments	112	—	—
Futures contracts	1,004	2,456	724
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	73,737	42,630	13,601
Affiliated investments	529	—	—
Future contracts	865	1,233	527

Net gain on investments and futures contracts	135,293	51,006	15,205

Net increase in net assets resulting from operations	$142,966	$52,196	$15,448

32   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets	all dollars are rounded to thousands (000)

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month		Six-Month		Six-Month
	Period Ended	Year	Period Ended	Year	Period Ended	Year
	4/30/10	Ended	4/30/10	Ended	4/30/10	Ended
	(unaudited)	10/31/09	(unaudited)	10/31/09	(unaudited)	10/31/09

OPERATIONS:
Investment income – net	$7,673	$21,079	$1,190	$2,317	$243	$531
Net realized gain (loss) on:
Unaffiliated investments	59,046	(381)	4,687	(12,559)	353	(8,262)
Affiliated investments	112	(117)	—	—	—	—
Futures contracts	1,004	2,686	2,456	(2,979)	724	(288)
Net change in unrealized appreciation or depreciation of:
Unaffiliated investments	73,737	51,528	42,630	34,624	13,601	9,224
Affiliated investments	529	(1,386)	—	—	—	—
Futures contracts	865	2,540	1,233	2,869	527	246

Net increase in net assets resulting from operations	142,966	75,949	52,196	24,272	15,448	1,451

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(875)	(2,257)	(181)	(115)	(59)	(58)
Class B	(32)	(149)	—	(5)	—	(3)
Class C	(31)	(116)	(2)	(12)	—	(7)
Class R	(72)	(198)	(77)	(63)	(15)	(11)
Class Y	(7,009)	(19,546)	(1,705)	(1,368)	(344)	(427)
Net realized gain on investments:
Class A	(250)	—	—	(883)	—	(868)
Class B	(21)	—	—	(80)	—	(97)
Class C	(19)	—	—	(204)	—	(207)
Class R	(23)	—	—	(581)	—	(185)
Class Y	(1,735)	—	—	(9,460)	—	(6,118)

Total distributions	(10,067)	(22,266)	(1,965)	(12,771)	(418)	(7,981)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,538	15,557	5,483	13,274	2,399	5,583
Reinvestment of distributions	1,079	2,158	170	920	56	882
Payments for redemptions	(16,104)	(24,174)	(4,642)	(4,446)	(1,802)	(3,361)

Increase (decrease) in net assets from Class A transactions	(7,487)	(6,459)	1,011	9,748	653	3,104

Class B1:
Proceeds from sales	—	33	—	34	—	3
Reinvestment of distributions	52	146	—	78	—	98
Payments for redemptions (note 3)	(2,227)	(3,587)	—	(1,187)	—	(644)

Decrease in net assets from Class B transactions	(2,175)	(3,408)	—	(1,075)	—	(543)

Class C:
Proceeds from sales	342	792	290	252	53	141
Reinvestment of distributions	46	106	2	180	—	198
Payments for redemptions (note 3)	(1,347)	(2,424)	(413)	(929)	(120)	(324)

Increase (decrease) in net assets from Class C transactions	(959)	(1,526)	(121)	(497)	(67)	15

Class R:
Proceeds from sales	2,250	5,367	5,952	6,776	1,278	1,902
Reinvestment of distributions	95	198	77	644	15	196
Payments for redemptions	(2,247)	(5,283)	(2,561)	(4,346)	(406)	(738)

Increase in net assets from Class R transactions	98	282	3,468	3,074	887	1,360

Class Y:
Proceeds from sales	51,539	170,677	26,355	41,509	6,144	13,371
Reinvestment of distributions	4,721	9,611	838	6,315	140	3,291
Payments for redemptions	(176,139)	(352,443)	(26,030)	(70,209)	(9,425)	(22,718)

Increase (decrease) in net assets from Class Y transactions	(119,879)	(172,155)	1,163	(22,385)	(3,141)	(6,056)

Increase (decrease) in net assets from capital share transactions	(130,402)	(183,266)	5,521	(11,135)	(1,668)	(2,120)

Total increase (decrease) in net assets	2,497	(129,583)	55,752	366	13,362	(8,650)
Net assets at beginning of period	971,756	1,101,339	201,176	200,810	55,662	64,312

Net assets at end of period	$974,253	$971,756	$256,928	$201,176	$69,024	$55,662

Undistributed net investment income at end of period	$607	$953	$538	$1,313	$110	$285

[1]	No new or additional investments are allowed in Class B shares except for permitted exchanges and reinvestment of dividends. See note 1 in Notes to Financial Statements.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   33

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Equity Index Fund[1]
Class A
2010[2]	$18.86	$0.14	$2.76	$2.90	$(0.15)	$(0.04)	$(0.19)	$21.57
2009[3]	17.61	0.34	1.27	1.61	(0.36)	—	(0.36)	18.86
2008[3]	28.67	0.42	(10.57)	(10.15)	(0.38)	(0.53)	(0.91)	17.61
2007[3]	25.80	0.37	3.16	3.53	(0.36)	(0.30)	(0.66)	28.67
2006[3]	22.59	0.33	3.21	3.54	(0.33)	—	(0.33)	25.80
2005[4]	23.00	0.01	(0.40)	(0.39)	(0.02)	—	(0.02)	22.59
2005[5]	20.91	0.34	2.09	2.43	(0.34)	—	(0.34)	23.00
Class B
2010[2]	$18.58	$0.06	$2.71	$2.77	$(0.07)	$(0.04)	$(0.11)	$21.24
2009[3]	17.35	0.22	1.25	1.47	(0.24)	—	(0.24)	18.58
2008[3]	28.27	0.24	(10.42)	(10.18)	(0.21)	(0.53)	(0.74)	17.35
2007[3]	25.47	0.17	3.11	3.28	(0.18)	(0.30)	(0.48)	28.27
2006[3]	22.31	0.15	3.17	3.32	(0.16)	—	(0.16)	25.47
2005[4]	22.72	—	(0.40)	(0.40)	(0.01)	—	(0.01)	22.31
2005[5]	20.66	0.18	2.06	2.24	(0.18)	—	(0.18)	22.72
Class C
2010[2]	$18.70	$0.06	$2.73	$2.79	$(0.07)	$(0.04)	$(0.11)	$21.38
2009[3]	17.46	0.21	1.26	1.47	(0.23)	—	(0.23)	18.70
2008[3]	28.45	0.24	(10.48)	(10.24)	(0.22)	(0.53)	(0.75)	17.46
2007[3]	25.62	0.17	3.14	3.31	(0.18)	(0.30)	(0.48)	28.45
2006[3]	22.44	0.15	3.19	3.34	(0.16)	—	(0.16)	25.62
2005[4]	22.85	—	(0.40)	(0.40)	(0.01)	—	(0.01)	22.44
2005[5]	20.78	0.18	2.07	2.25	(0.18)	—	(0.18)	22.85
Class R
2010[2]	$18.83	$0.11	$2.74	$2.85	$(0.12)	$(0.04)	$(0.16)	$21.52
2009[3]	17.58	0.29	1.28	1.57	(0.32)	—	(0.32)	18.83
2008[3]	28.63	0.35	(10.54)	(10.19)	(0.33)	(0.53)	(0.86)	17.58
2007[3]	25.77	0.29	3.17	3.46	(0.30)	(0.30)	(0.60)	28.63
2006[3]	22.57	0.26	3.21	3.47	(0.27)	—	(0.27)	25.77
2005[4]	22.98	0.01	(0.40)	(0.39)	(0.02)	—	(0.02)	22.57
2005[5]	20.91	0.26	2.11	2.37	(0.30)	—	(0.30)	22.98
Class Y
2010[2]	$18.86	$0.16	$2.75	$2.91	$(0.17)	$(0.04)	$(0.21)	$21.56
2009[3]	17.61	0.38	1.27	1.65	(0.40)	—	(0.40)	18.86
2008[3]	28.66	0.48	(10.56)	(10.08)	(0.44)	(0.53)	(0.97)	17.61
2007[3]	25.79	0.44	3.16	3.60	(0.43)	(0.30)	(0.73)	28.66
2006[3]	22.58	0.39	3.21	3.60	(0.39)	—	(0.39)	25.79
2005[4]	22.99	0.02	(0.41)	(0.39)	(0.02)	—	(0.02)	22.58
2005[5]	20.91	0.40	2.08	2.48	(0.40)	—	(0.40)	22.99

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

34   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

				Ratio of
			Ratio of Net	Expenses	Ratio of Net
		Ratio of	Investment	to Average	Investment
	Net Assets	Expenses	Income (Loss)	Net Assets	Income (Loss)	Portfolio
Total	End of	to Average	to Average	(Excluding	to Average Net Assets	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

15.42%	$123,830	0.62%	1.36%	0.80%	1.18%	3%
9.51	115,213	0.62	2.03	0.79	1.86	10
(36.35)	114,654	0.62	1.74	0.78	1.58	4
13.93	213,957	0.62	1.37	0.76	1.23	4
15.76	229,185	0.62	1.36	0.77	1.21	3
(1.70)	234,629	0.62	0.69	0.79	0.52	—
11.69	238,379	0.62	1.53	0.79	1.36	4

14.95%	$8,938	1.37%	0.62%	1.55%	0.44%	3%
8.69	9,822	1.37	1.33	1.54	1.16	10
(36.82)	12,856	1.37	0.99	1.53	0.83	4
13.05	31,343	1.37	0.63	1.51	0.49	4
14.94	43,369	1.37	0.63	1.52	0.48	3
(1.78)	56,097	1.37	(0.06)	1.54	(0.23)	—
10.86	58,857	1.37	0.79	1.54	0.62	4

14.97%	$8,891	1.37%	0.61%	1.55%	0.43%	3%
8.69	8,661	1.37	1.31	1.54	1.14	10
(36.83)	9,784	1.37	0.99	1.53	0.83	4
13.09	19,585	1.37	0.62	1.51	0.48	4
14.93	20,714	1.37	0.62	1.52	0.47	3
(1.78)	24,195	1.37	(0.05)	1.54	(0.22)	—
10.84	26,258	1.37	0.79	1.54	0.62	4

15.20%	$12,578	0.87%	1.10%	1.05%	0.92%	3%
9.27	10,915	0.87	1.73	1.04	1.56	10
(36.51)	9,463	0.87	1.49	1.03	1.33	4
13.65	7,230	0.87	1.07	1.01	0.93	4
15.47	3,419	0.87	1.08	1.15	0.80	3
(1.72)	1,715	0.87	0.44	1.19	0.12	—
11.38	1,663	0.87	1.14	1.19	0.82	4

15.51%	$820,016	0.37%	1.62%	0.55%	1.44%	3%
9.78	827,145	0.37	2.31	0.54	2.14	10
(36.18)	954,582	0.37	1.99	0.53	1.83	4
14.22	1,714,008	0.37	1.62	0.51	1.48	4
16.07	1,935,614	0.37	1.61	0.52	1.46	3
(1.69)	1,882,517	0.37	0.94	0.54	0.77	—
11.92	1,940,567	0.37	1.78	0.54	1.61	4

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   35

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Mid Cap Index Fund[1]
Class A
2010[2]	$9.52	$0.05	$2.35	$2.40	$(0.08)	$—	$(0.08)	$11.84
2009[3]	8.83	0.09	1.27	1.36	(0.07)	(0.60)	(0.67)	9.52
2008[3]	15.69	0.13	(5.30)	(5.17)	(0.10)	(1.59)	(1.69)	8.83
2007[3]	14.25	0.15	2.08	2.23	(0.13)	(0.66)	(0.79)	15.69
2006[3]	13.52	0.11	1.55	1.66	(0.11)	(0.82)	(0.93)	14.25
2005[4]	13.82	—	(0.30)	(0.30)	—	—	—	13.52
2005[5]	11.84	0.09	2.40	2.49	(0.09)	(0.42)	(0.51)	13.82
Class C
2010[2]	$9.28	$0.01	$2.29	$2.30	$(0.01)	$—	$(0.01)	$11.57
2009[3]	8.64	0.04	1.23	1.27	(0.03)	(0.60)	(0.63)	9.28
2008[3]	15.41	0.04	(5.19)	(5.15)	(0.03)	(1.59)	(1.62)	8.64
2007[3]	14.03	0.04	2.03	2.07	(0.03)	(0.66)	(0.69)	15.41
2006[3]	13.32	—	1.55	1.55	(0.02)	(0.82)	(0.84)	14.03
2005[4]	13.63	(0.01)	(0.30)	(0.31)	—	—	—	13.32
2005[5]	11.70	(0.01)	2.38	2.37	(0.02)	(0.42)	(0.44)	13.63
Class R
2010[2]	$9.43	$0.03	$2.34	$2.37	$(0.06)	$—	$(0.06)	$11.74
2009[3]	8.76	0.07	1.26	1.33	(0.06)	(0.60)	(0.66)	9.43
2008[3]	15.60	0.10	(5.27)	(5.17)	(0.08)	(1.59)	(1.67)	8.76
2007[3]	14.19	0.11	2.07	2.18	(0.11)	(0.66)	(0.77)	15.60
2006[3]	13.48	0.07	1.55	1.62	(0.09)	(0.82)	(0.91)	14.19
2005[4]	13.78	—	(0.30)	(0.30)	—	—	—	13.48
2005[5]	11.83	0.04	2.41	2.45	(0.08)	(0.42)	(0.50)	13.78
Class Y
2010[2]	$9.55	$0.06	$2.36	$2.42	$(0.10)	$—	$(0.10)	$11.87
2009[3]	8.84	0.12	1.27	1.39	(0.08)	(0.60)	(0.68)	9.55
2008[3]	15.70	0.17	(5.31)	(5.14)	(0.13)	(1.59)	(1.72)	8.84
2007[3]	14.27	0.19	2.07	2.26	(0.17)	(0.66)	(0.83)	15.70
2006[3]	13.53	0.15	1.56	1.71	(0.15)	(0.82)	(0.97)	14.27
2005[4]	13.83	0.01	(0.31)	(0.30)	—	—	—	13.53
2005[5]	11.84	0.12	2.41	2.53	(0.12)	(0.42)	(0.54)	13.83

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

36   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

				Ratio of
			Ratio of Net	Expenses	Ratio of Net
		Ratio of	Investment	to Average	Investment
	Net Assets	Expenses	Income (Loss)	Net Assets	Income (Loss)	Portfolio
Total	End of	to Average	to Average	(Excluding	to Average Net Assets	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

25.31%	$29,320	0.74%	0.85%	0.86%	0.73%	6%
17.53	22,766	0.75	1.15	0.92	0.98	18
(36.46)	11,374	0.74	1.04	0.84	0.94	15
16.32	17,868	0.75	1.02	0.81	0.96	15
12.70	14,722	0.75	0.77	0.81	0.71	7
(2.17)	14,318	0.75	0.26	0.80	0.21	1
21.43	14,827	0.75	0.68	0.82	0.61	15

24.78%	$3,323	1.49%	0.11%	1.61%	(0.01)%	6%
16.68	2,766	1.50	0.48	1.67	0.31	18
(36.91)	3,101	1.48	0.30	1.58	0.20	15
15.39	5,287	1.50	0.28	1.56	0.22	15
11.96	4,320	1.50	0.02	1.56	(0.04)	7
(2.27)	3,388	1.50	(0.49)	1.55	(0.54)	1
20.60	3,533	1.50	(0.08)	1.57	(0.15)	15

25.20%	$18,905	0.99%	0.58%	1.11%	0.46%	6%
17.29	12,212	1.00	0.89	1.17	0.72	18
(36.66)	8,157	1.00	0.80	1.10	0.70	15
16.01	5,913	1.00	0.78	1.06	0.72	15
12.40	4,032	1.00	0.47	1.17	0.30	7
(2.18)	131	1.00	0.01	1.20	(0.19)	1
21.09	122	1.00	0.28	1.22	0.06	15

25.44%	$205,380	0.49%	1.11%	0.61%	0.99%	6%
17.92	163,432	0.50	1.47	0.67	1.30	18
(36.31)	177,038	0.49	1.29	0.59	1.19	15
16.52	333,784	0.50	1.29	0.56	1.23	15
13.05	333,636	0.50	1.03	0.56	0.97	7
(2.17)	342,072	0.50	0.51	0.55	0.46	1
21.82	353,354	0.50	0.92	0.57	0.85	15

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   37

Financial Highlights  For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Realized Gains	Distributions	Period

Small Cap Index Fund[1]
Class A
2010[2]	$7.90	$0.03	$2.16	$2.19	$(0.05)	$—	$(0.05)	$10.04
2009[3]	8.91	0.06	0.27	0.33	(0.07)	(1.27)	(1.34)	7.90
2008[3]	15.37	0.13	(4.88)	(4.75)	(0.10)	(1.61)	(1.71)	8.91
2007[3]	16.23	0.14	1.13	1.27	(0.12)	(2.01)	(2.13)	15.37
2006[3]	14.12	0.07	2.56	2.63	(0.10)	(0.42)	(0.52)	16.23
2005[4]	14.57	—	(0.45)	(0.45)	—	—	—	14.12
2005[5]	13.38	0.07	2.17	2.24	(0.06)	(0.99)	(1.05)	14.57
Class C
2010[2]	$7.62	$(0.01)	$2.09	$2.08	$—	$—	$—	$9.70
2009[3]	8.66	0.01	0.26	0.27	(0.04)	(1.27)	(1.31)	7.62
2008[3]	15.02	0.04	(4.76)	(4.72)	(0.03)	(1.61)	(1.64)	8.66
2007[3]	15.92	0.03	1.10	1.13	(0.02)	(2.01)	(2.03)	15.02
2006[3]	13.88	(0.04)	2.51	2.47	(0.01)	(0.42)	(0.43)	15.92
2005[4]	14.34	(0.01)	(0.45)	(0.46)	—	—	—	13.88
2005[5]	13.26	(0.03)	2.10	2.07	—	(0.99)	(0.99)	14.34
Class R
2010[2]	$7.73	$0.02	$2.11	$2.13	$(0.04)	$—	$(0.04)	$9.82
2009[3]	8.76	0.04	0.26	0.30	(0.06)	(1.27)	(1.33)	7.73
2008[3]	15.16	0.10	(4.81)	(4.71)	(0.08)	(1.61)	(1.69)	8.76
2007[3]	16.04	0.11	1.11	1.22	(0.09)	(2.01)	(2.10)	15.16
2006[3]	13.97	0.03	2.53	2.56	(0.07)	(0.42)	(0.49)	16.04
2005[4]	14.43	—	(0.46)	(0.46)	—	—	—	13.97
2005[5]	13.31	0.04	2.11	2.15	(0.04)	(0.99)	(1.03)	14.43
Class Y
2010[2]	$7.91	$0.04	$2.17	$2.21	$(0.07)	$—	$(0.07)	$10.05
2009[3]	8.92	0.09	0.25	0.34	(0.08)	(1.27)	(1.35)	7.91
2008[3]	15.37	0.16	(4.88)	(4.72)	(0.12)	(1.61)	(1.73)	8.92
2007[3]	16.23	0.18	1.13	1.31	(0.16)	(2.01)	(2.17)	15.37
2006[3]	14.12	0.11	2.55	2.66	(0.13)	(0.42)	(0.55)	16.23
2005[4]	14.57	0.01	(0.46)	(0.45)	—	—	—	14.12
2005[5]	13.43	0.11	2.12	2.23	(0.10)	(0.99)	(1.09)	14.57

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

38   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

The accompanying notes are an integral part of the financial statements.

				Ratio of
			Ratio of Net	Expenses	Ratio of Net
		Ratio of	Investment	to Average	Investment
	Net Assets	Expenses	Income (Loss)	Net Assets	Income (Loss)	Portfolio
Total	End of	to Average	to Average	(Excluding	to Average Net Assets	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	(Excluding Waivers)	Rate

27.82%	$11,692	0.82%	0.62%	1.49%	(0.05)%	1%
6.34	8,591	0.82	0.87	1.66	0.03	22
(34.15)	6,043	0.82	1.09	1.31	0.60	19
8.56	9,109	0.83	0.92	1.12	0.63	12
19.02	10,639	0.83	0.47	1.08	0.22	17
(3.09)	10,067	0.83	0.27	1.01	0.09	—
17.08	10,323	0.90	0.53	1.03	0.40	23

27.30%	$1,678	1.57%	(0.13)%	2.24%	(0.80)%	1%
5.60	1,380	1.57	0.17	2.41	(0.67)	22
(34.67)	1,531	1.57	0.34	2.06	(0.15)	19
7.78	2,916	1.58	0.17	1.87	(0.12)	12
18.15	2,662	1.58	(0.28)	1.83	(0.53)	17
(3.21)	2,068	1.58	(0.48)	1.76	(0.66)	—
15.84	2,256	1.65	(0.23)	1.78	(0.36)	23

27.63%	$4,198	1.08%	0.36%	1.75%	(0.31)%	1%
6.08	2,512	1.07	0.55	1.91	(0.29)	22
(34.33)	1,121	1.08	0.87	1.57	0.38	19
8.34	703	1.08	0.71	1.37	0.43	12
18.75	280	1.08	0.23	1.47	(0.16)	17
(3.19)	23	1.08	0.02	1.41	(0.31)	—
16.45	11	1.15	0.30	1.43	0.02	23

28.00%	$51,456	0.57%	0.87%	1.24%	0.20%	1%
6.50	43,179	0.57	1.19	1.41	0.35	22
(33.95)	54,932	0.57	1.33	1.06	0.84	19
8.84	114,343	0.58	1.16	0.87	0.87	12
19.32	135,802	0.58	0.72	0.83	0.47	17
(3.09)	153,572	0.58	0.52	0.76	0.34	—
16.93	164,156	0.65	0.78	0.78	0.65	23

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   39

Notes to Financial Statements	(unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

1 >	Organization

Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2010, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. Class C shares may be subject to a contingent deferred sales charge for 12 months. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Prior to the close of business on June 30, 2008, each fund offered Class B shares. Subsequent to that date, no new or additional investments are allowed in Class B shares, except for permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of April 30, 2010, Small Cap Index Fund held

40   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

internally fair valued securities with a total fair value of $5 or 0.0% of the fund’s total net assets.

Generally accepted accounting principles (GAAP) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of April 30, 2010, each fund’s investments were classified as follows:

				Total
Equity Index Fund	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$953,187	$—	$—	$953,187
Short-Term Investments	24,422	5,400	—	29,822
Investment Purchased with Proceeds from Securities Lending	189,087	—	—	189,087

Total Investments in Securities	$1,166,696	$5,400	$—	$1,172,096

				Total
Mid Cap Index Fund	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$240,481	$—	$—	$240,481
Warrants	—	—	—	—
Short-Term Investments	16,528	2,320	—	18,848
Investment Purchased with Proceeds from Securities Lending	58,540	—	—	58,540

Total Investments in Securities	$315,549	$2,320	$—	$317,869

				Total
Small Cap Index Fund	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$65,138	$—	$5	$65,143
Closed-End Fund	9	—	—	9
Warrants	—	—	—	—
Short-Term Investments	5,170	920	—	6,090
Investment Purchased with Proceeds from Securities Lending	22,056	—	—	22,056

Total Investments in Securities	$92,373	$920	$5	$93,298

Refer to each fund’s Schedule of Investments for further sector breakout.

As of April 30, 2010, each fund’s investments in other financial instruments* were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Equity Index Fund	$499	$—	$—	$499
Mid Cap Index Fund	736	—	—	736
Small Cap Index Fund	205	—	—	205

*	Other financial instruments include futures, which are valued at the unrealized appreciation (depreciation) on the instrument.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   41

Notes to Financial Statements	(unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for funds which held Level 3 assets as of April 30, 2010:

Small Cap
Index Fund

Balance as of October 31, 2009	$0
Realized gain (loss)	—
Net change in unrealized appreciation or depreciation	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	5

Balance as of April 30, 2010	$5

Net change in unrealized appreciation or depreciation during the period of Level 3 securities as of April 30, 2010	2

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are normally declared and paid annually for Mid Cap Index Fund and Small Cap Index Fund and quarterly for Equity Index Fund. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of April 30, 2010, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, and the sale of real estate investment trust securities (“REITs”). To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the period in which the differences arise.

The character of distributions paid during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period or year in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) are recorded by the funds.

The tax character of distributions paid during the six-month period ended April 30, 2010 (estimated) and fiscal year ended October 31, 2009, were as follows:

	April 30, 2010

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$8,019	$2,048	$10,067
Mid Cap Index Fund	1,965	—	1,965
Small Cap Index Fund	418	—	418

	October 31, 2009

	Ordinary	Long Term
Fund	Income	Gain	Total

Equity Index Fund	$22,266	$—	$22,266
Mid Cap Index Fund	1,563	11,208	12,771
Small Cap Index Fund	506	7,475	7,981

42   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

As of October 31, 2009, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Accumulated
	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Long Term	Post October	Appreciation	Accumulated
Fund	Income	Capital Gains	Losses	(Depreciation)	Earnings (Deficit)

Equity Index Fund	$966	$2,047	$—	$206,673	$209,686
Mid Cap Index Fund	1,323	—	(11,978)	(3,629)	(14,284)
Small Cap Index Fund	291	—	(8,379)	(850)	(8,938)

The differences between book and tax basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

As of October 31, 2009, Mid Cap Index Fund and Small Cap Index Fund had capital loss carryforwards of $11,978 and $8,379 respectively, which if not offset by subsequent capital gains, will expire in 2017.

DERIVATIVES – The funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The funds’ investment objectives allow the funds to enter into various types of derivatives contracts. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

FUTURES TRANSACTIONS – The funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. In order to gain exposure or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

The funds’ outstanding futures contracts as of April 30, 2010, are disclosed in the Schedule of Investments.

For the six-month period ended April 30, 2010, the quarterly average gross notional amounts of the derivatives held by the funds were:

Futures/
Fund	Long

Equity Index Fund	$26,593
Mid Cap Index Fund	15,594
Small Cap Index Fund	4,692

As of April 30, 2010, the funds’ fair values of derivative instruments categorized by risk exposure were classified as follows:

	Statement of
	Assets and Liabilities	Equity	Mid Cap	Small Cap
	Location	Index Fund	Index Fund	Index Fund

Asset Derivatives
Equity Contracts	Receivables, Net Assets – Unrealized Appreciation*	$499	$736	$205

Balance as of April 30, 2010		$499	$736	$205

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   43

Notes to Financial Statements	(unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

The effect of derivative instruments on the Statements of Operations for the six-month period ended April 30, 2010:

Amount of realized gain (loss) on derivatives recognized in income:

Equity Index Fund	Futures

Equity Contracts	$1,004

Mid Cap Index Fund	Futures

Equity Contracts	$2,456

Small Cap Index Fund	Futures

Equity Contracts	$724

Change in unrealized appreciation on derivatives recognized in income:

Equity Index Fund	Futures

Equity Contracts	$865

Mid Cap Index Fund	Futures

Equity Contracts	$1,233

Small Cap Index Fund	Futures

Equity Contracts	$527

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. At April 30, 2010, Small Cap Index Fund had investments in illiquid securities with a total value of $0 or 0.0% of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

			Dates	Cost
Small Cap Index Fund	Shares		Acquired	Basis

Greenhunter Energy, Warrants	—	*	6/08	—
Indevus Pharmaceuticals, Escrow Shares	4		3/09	—
Lantronix, Warrants	—	*	5/08	—

*	Due to the presentation of the financial statements in thousands, this number rounds to zero.

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 25% of each fund’s net income from securities lending transactions and pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such money market fund’s average daily net assets. Securities lending fees paid to U.S. Bank by the funds during the six-month period ended April 30, 2010, were as follows:

Fund	Amount

Equity Index Fund	$25
Mid Cap Index Fund	15
Small Cap Index Fund	15

Income from securities lending is recorded on the Statements of Operations as securities lending income net of fees paid to U.S. Bank.

SECURITY LITIGATION SETTLEMENTS – Cash from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized gains or losses when cash is received. Adjustments made

44   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

during the six-month period ended April 30, 2010, were as follows:

Fund	Amount

Equity Index Fund	$130
Mid Cap Index Fund	31
Small Cap Index Fund	19

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended April 30, 2010.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to April 30, 2010, through the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund is 0.25%, 0.25%, and 0.40%, respectively. FAF Advisors has agreed to contractually waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A	B	C	R	Y

Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	N/A	1.50	1.00	0.50
Small Cap Index Fund	0.83	N/A	1.58	1.08	0.58

N/A = Not Applicable

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statement of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   45

Notes to Financial Statements	(unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)

administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from the custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended April 30, 2010, custodian fees for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund were not increased as a result of overdrafts and were not decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund’s average daily net assets attributable to Class A, Class B, Class C, and Class R shares, respectively. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2010:

Fund	Amount

Equity Index Fund	$95
Mid Cap Index Fund	10
Small Cap Index Fund	5

OTHER FEES AND EXPENSES – In addition to investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2010, legal fees and expenses of $9 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended April 30, 2010, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Equity Index Fund	$26
Mid Cap Index Fund	3
Small Cap Index Fund	2

46   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

4 >	Capital Share Transactions

FAIF has 372 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Equity		Mid Cap		Small Cap
	Index Fund		Index Fund		Index Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	4/30/10	10/31/09	4/30/10	10/31/09	4/30/10	10/31/09

Class A:
Shares issued	366	950	511	1,515	273	765
Shares issued in lieu of cash distributions	52	133	16	123	6	130
Shares redeemed	(784)	(1,484)	(442)	(535)	(202)	(485)

Total Class A transactions	(366)	(401)	85	1,103	77	410

Class B:
Shares issued	—	2	—	5	—	1
Shares issued in lieu of cash distributions	3	9	—	11	—	15
Shares redeemed	(111)	(223)	—	(148)	—	(96)

Total Class B transactions	(108)	(212)	—	(132)	—	(80)

Class C:
Shares issued	17	48	28	32	6	20
Shares issued in lieu of cash distributions	2	7	—	24	—	30
Shares redeemed	(66)	(152)	(39)	(117)	(14)	(46)

Total Class C transactions	(47)	(97)	(11)	(61)	(8)	4

Class R:
Shares issued	109	338	551	802	147	274
Shares issued in lieu of cash distributions	4	12	7	86	2	30
Shares redeemed	(109)	(308)	(243)	(524)	(46)	(107)

Total Class R transactions	4	42	315	364	103	197

Class Y:
Shares issued	2,484	10,499	2,494	5,103	681	1,908
Shares issued in lieu of cash distributions	227	593	79	838	16	483
Shares redeemed	(8,539)	(21,437)	(2,386)	(8,845)	(1,033)	(3,096)

Total Class Y transactions	(5,828)	(10,345)	187	(2,904)	(336)	(705)

Net increase (decrease) in capital shares	(6,345)	(11,013)	576	(1,630)	(164)	(174)

Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended April 30, 2010 and the fiscal year ended October 31, 2009 as follows:

	Six-Month	Fiscal
	Period	Year
	Ended	Ended
Fund	4/30/10	10/31/09

Equity Index Fund	85	131
Mid Cap Index Fund	—	129
Small Cap Index Fund	—	84

5 >	Investment Security Transactions

During the six-month period ended April 30, 2010, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Equity Index Fund	$25,440	$162,429
Mid Cap Index Fund	24,542	11,925
Small Cap Index Fund	2,087	609

6 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

7 >	New Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the update and the impact to financial statements.

FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT   47

Notice to Shareholders	April 30, 2010 (unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available at FirstAmericanFunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1.800.SEC.0330.

48   FIRST AMERICAN FUNDS 2010 SEMIANNUAL REPORT

BOARD OF DIRECTORS	First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit FirstAmericanFunds.com.

0058-10  6/2010  SAR-INDEX

2010 Semiannual Report
FIRST AMERICAN FUNDS
QUANTITATIVE LARGE CAP GROWTH FUND
     April 30, 2010

NOT FDIC INSURED      NO BANK GUARANTEE      MAY LOSE VALUE
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report

Holdings Summary
Top 10 Holdings as of April 30, 2010 1 (% of net assets)

IBM	4.3%
Hewlett-Packard	2.5
Johnson & Johnson	1.8
Amgen	1.6
First American Prime Obligations Fund, Class Z	1.4
Philip Morris International	1.3
Altria Group	1.2
SEACOR Holdings	1.2
Medtronic	1.2
Texas Instruments	1.2
Sector Allocation as of April 30, 2010 1 (% of net assets)

Information Technology	29.2%
Healthcare	15.4
Consumer Discretionary	12.0
Industrials	11.2
Consumer Staples	10.2
Materials	9.0
Energy	5.8
Financials	3.1
Utilities	1.8
Telecommunication Services	0.2
Short-Term Investments	2.2
Other Assets and Liabilities, Net [2]	(0.1)

100.0%

[1]	Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments and do not reflect the impact on sector allocation of holding derivative instruments, such as futures. See note 2 in Notes to Financial Statements and the fund’s Schedule of Investments for derivatives held at April 30, 2010.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.
Expense Example
As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from November 1, 2009 to April 30, 2010.
Actual Expenses
The first line provides the actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the portfolio, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the portfolio to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides the hypothetical account values and hypothetical expenses based on the portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other funds. To do so, compare the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Quantitative Large Cap Growth

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (11/01/09 to
	Value (11/01/09)	Value (4/30/10)	4/30/10)
Class A Actual[4]	$1,000.00	$1,152.10	$3.74
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y Actual[4]	$1,000.00	$1,153.50	$2.40
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.70% and 0.45% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended April 30, 2010 of 15.21% and 15.35% for Class A and Class Y, respectively.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report       1

Schedule of Investments            April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund
DESCRIPTION	SHARES	FAIR VALUE >

Common Stocks - 97.9%
Consumer Discretionary - 12.0%
Aeropostale •	1,722	$50
Amazon.com •	16	2
American Eagle Outfitters	2,231	37
Autozone •	194	36
Brinks Home Security Holdings •	631	26
Burger King Holdings	1,839	39
Cablevision Systems, Class A	2,245	62
Chico’s FAS	1,526	23
D.R. Horton	1,106	16
Discovery Communications, Class C •	3,137	105
Dollar Tree •	894	54
DreamWorks Animation, Class A •	1,025	41
Expedia	1,324	31
Family Dollar Stores	520	21
Federal-Mogul •	3,263	62
Gap	3,175	78
Garmin	339	13
Hanesbrands •	3,470	99
Lennar	1,133	22
Liberty Media Capital, Series A •	2,154	95
Liberty Media Interactive, Series A •	1,415	22
Liberty Media-Starz, Series A •	1,475	82
Lowe’s	235	6
Madison Square Garden, Class A •	2,300	48
New York Times, Class A •	3,090	31
Nike, Class B	88	7
Nordstrom	1,427	59
Omnicom Group	858	37
Panera Bread, Class A •	1,689	132
Priceline.com •	179	47
RadioShack	35	1
Regal Entertainment Group, Class A	7,250	124
Ross Stores	2,751	154
Signet Jewelers •	33	1
Staples	2,602	61
Starbucks	2,740	71
Thor Industries	739	26
Tiffany & Company	260	13
TRW Automotive Holdings •	1,467	47
Viacom, Class B •	486	17
Weight Watchers International	1,437	38
Yum! Brands	148	6

		1,942

Consumer Staples - 10.2%
Alberto-Culver	1,417	41
Altria Group	9,389	199
Archer-Daniels-Midland	911	25
Avon Products	2,313	75
BJ’s Wholesale Club •	3,752	144
Brown-Forman, Class B	494	29
Campbell Soup	31	1
Colgate-Palmolive	2,180	183
Constellation Brands, Class A •	2,362	43
Dean Foods •	3,092	48
Estee Lauder, Class A	630	41
Kimberly-Clark	1,083	66
Kroger	455	10
Mead Johnson Nutrition	322	17
Molson Coors Brewing, Class B	766	34
NBTY •	507	21
Philip Morris International	4,110	202
Procter & Gamble	891	55
Rite Aid •	3,866	6
Safeway	4,134	98
SUPERVALU	3,848	57
The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report      2

Schedule of Investments            April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	SHARES	FAIR VALUE >

Sysco	1,448	$46
Tyson Foods, Class A	2,113	41
Walgreen	4,800	169

		1,651

Energy - 5.8%
Alpha Natural Resources •	1,656	78
Atwood Oceanics •	656	24
CONSOL Energy	317	14
Denbury Resources •	26	1
Diamond Offshore Drilling	442	35
Dresser-Rand Group •	4,450	157
El Paso	5,028	61
Frontline	2,851	104
Overseas Shipholding Group	659	33
Peabody Energy	1,056	49
SEACOR Holdings •	2,362	199
Teekay	1,212	30
Tidewater	1,465	79
Unit •	1,510	72

		936

Financials - 3.1%
American Express	543	25
Apartment Investment & Management — REIT, Class A	2,943	66
Camden Property Trust — REIT	2,537	123
Commerce Bancshares	1,583	65
First Citizens Bancshares, Class A	493	101
Forest City Enterprises, Class A •	1,344	21
HRPT Properties Trust — REIT	4,156	32
Interactive Brokers Group, Class A •	1,271	22
Leucadia National •	737	19
Whitney Holding	1,432	20

		494

Healthcare - 15.4%
Abbott Laboratories	3,718	190
Aetna	686	20
Allergan	281	18
AmerisourceBergen	202	6
Amgen •	4,618	265
Baxter International	3,275	155
Beckman Coulter	1,021	64
Becton, Dickinson & Company	2,390	183
Biogen Idec •	995	53
Bio-Rad Laboratories, Class A •	217	24
C.R. Bard	812	70
Charles River Laboratories International •	2,512	84
CIGNA	686	22
Covance •	793	45
Coventry Health Care •	133	3
Genzyme •	127	7
Gilead Sciences •	2,607	103
Health Management Associates, Class A •	8,863	83
Henry Schein •	180	11
Hill-Rom Holdings	2,015	64
Hospira •	230	12
Humana •	339	16
Johnson & Johnson	4,480	288
Lincare Holdings •	1,192	56
Medtronic	4,441	194
Mettler-Toledo International •	1,153	145
Patterson Companies	1,915	61
Pharmaceutical Product Development	132	4
St. Jude Medical •	698	28
Stryker	795	46
Techne	912	60
Teleflex	430	26
Tenet Healthcare •	5,753	36
Valeant Pharmaceuticals International •	1,025	46

		2,488

The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report      3

Schedule of Investments            April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	SHARES	FAIR VALUE >

Industrials - 11.2%
3M	2,161	$192
Alliant Techsystems •	1,895	153
Armstrong World Industries •	643	28
BE Aerospace •	889	26
Brinks	2,426	65
C.H. Robinson Worldwide	820	50
Carlisle Companies	426	16
Caterpillar	26	2
Copa Holdings, Class A	1,568	89
Copart •	523	19
Deere & Company	828	50
Dover	1,450	76
Dun & Bradstreet	1,696	131
Eaton	30	2
Gardner Denver	2,831	142
Goodrich	770	57
Honeywell International	3,884	184
Illinois Tool Works	455	23
ITT	249	14
Kennametal	1,138	37
MSC Industrial Direct, Class A	85	5
Navistar International •	670	32
Northrop Grumman	982	67
Pitney Bowes	4,341	110
Southwest Airlines	2,421	32
SPX	376	26
Union Pacific	825	62
Verisk Analytics, Class A •	782	22
Waste Connections •	2,840	102
WESCO International •	10	—

		1,814

Information Technology ⊳ - 29.2%
Agilent Technologies •	1,539	56
Altera	384	10
Amdocs •	5,081	162
Amphenol, Class A	1,332	62
Analog Devices	3,546	106
Applied Materials	5,393	74
Automatic Data Processing	2,929	127
Avnet •	4,442	142
AVX	5,426	84
BMC Software •	4,517	178
CA	8,185	187
Cisco Systems •	2,110	57
Citrix Systems •	1,576	74
Compuware •	9,008	77
Convergys •	1,579	20
Corning	6,365	123
Diebold	1,179	37
Dolby Laboratories, Class A •	525	36
FLIR Systems •	1,885	58
Harris	2,729	140
Hewlett-Packard	7,816	406
IAC/InterActive •	5,066	114
IBM	5,331	688
Ingram Micro, Class A •	1,385	25
Intersil, Class A	9,766	145
Intuit •	4,612	167
Juniper Networks •	857	24
Lender Processing Services	1,998	75
Linear Technology	4,359	131
MasterCard, Class A	137	34
McAfee •	670	23
National Instruments	2,125	73
National Semiconductor	190	3
NetApp •	379	13
Novell •	4,103	23
Red Hat •	701	21
The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     4

Schedule of Investments            April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

DESCRIPTION	SHARES	FAIR VALUE >

Rovi •	768	$30
Seagate Technology •	814	15
Sybase •	1,055	46
Synopsys •	6,273	142
Teradata •	13	—
Texas Instruments	7,380	192
Visa, Class A	361	33
Waters •	1,221	88
WebMD Health, Class A •	608	29
Western Union	3,789	69
Xilinx	4,318	111
Yahoo! •	5,657	94
Zebra Technologies, Class A •	3,254	95

		4,719

Materials - 9.0%
Air Products & Chemicals	150	11
Alcoa	5,922	80
AptarGroup	1,391	60
Cabot	699	23
Celanese, Class A	2,721	87
CF Industries Holdings	482	40
Compass Minerals International	1,087	82
Cytec Industries	1,554	75
Ecolab	388	19
FMC	650	41
International Flavors & Fragrances	1,407	70
Lubrizol	416	38
Mosaic	512	26
Nalco Holding	4,680	116
Owens-Illinois •	2,907	103
Pactiv •	1,375	35
PPG Industries	836	59
Reliance Steel & Aluminum	283	14
Royal Gold	2,075	106
Scotts Miracle-Gro, Class A	3,231	156
Sigma-Aldrich	58	3
Southern Copper	828	25
Temple-Inland	842	20
Valhi	1,288	37
Valspar	1,313	41
Walter Energy	960	78

		1,445

Telecommunication Services - 0.2%
Frontier Communications	4,622	37

Utilities - 1.8%
AGL Resources	2,876	114
Ameren	65	2
American Water Works	5,067	110
SCANA	662	26
Sempra Energy	593	29
Vectren	236	6

		287

Total Common Stocks (Cost $14,168)		15,813

Short-Term Investments - 2.2%
Money Market Fund - 1.4%
First American Prime Obligations Fund, Class Z 0.066% Å Ω	230,427	230

U.S. Treasury Obligation - 0.8%
U.S. Treasury Bill	PAR

0.106%, 05/20/2010 ☐	$125	125

Total Short-Term Investments (Cost $355)		355

The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report      5

Schedule of Investments            April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Total Investments ▲ - 100.1% (Cost $14,523)	$16,168

Other Assets and Liabilities, Net — (0.1)%	(10)

Total Net Assets - 100.0%	$16,158

>	Securities are valued in accordance with procedures described in note 2 in Notes to Financial Statements.

•	Non-income producing security.

⊳	The fund is significantly invested in this sector and therefore subject to additional risks. See note 6 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate shown is the annualized seven-day effective yield as of April 30, 2010.

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the annualized effective yield as of April 30, 2010. See note 2 in Notes to Financial Statements.

▲	On April 30, 2010, the cost of investments for federal income tax purposes was approximately $14,523. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,926
Gross unrealized depreciation	(281)

Net unrealized appreciation	$1,645

REIT — Real Estate Investment Trust
Schedule of Open Futures Contracts

		Number of
	Settlement	Contracts	Notional	Unrealized
Description	Month	Purchased	Contract Value	Appreciation

S&P 500 E-Mini Futures	June 2010	5	$296	$11

The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010  Semiannual Report      6

Statement of Assets And Liabilities
For the six-month period ended April 30, 2010 (unaudited), all dollars are rounded to thousands (000), except per share data

Quantitative
Large Cap
Growth Fund

Unaffiliated investments, at cost	$14,293
Affiliated money market fund, at cost	230

ASSETS:
Unaffiliated investments, at fair value (note 2)	$15,938
Affiliated money market fund, at fair value (note 2)	230
Cash	1
Receivable for dividends and interest	7
Receivable from advisor	5

Total assets	16,181

LIABILITIES:
Payable to affiliates (note 3)	17
Payable for variation margin (note 2)	5
Accrued expenses and other liabilities	1

Total liabilities	23

Net assets	$16,158

COMPOSITION OF NET ASSETS:
Portfolio capital	$14,418
Undistributed net investment income	78
Accumulated net realized gain on investments and future contracts (note 2)	6
Net unrealized appreciation of:
Investments	1,645
Futures contracts	11

Net assets	$16,158

Class A:
Net assets	$14
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	1
Net asset value, and redemption price per share	$23.14
Maximum offering price per share[1]	$24.49
Class Y:
Net assets	16,144
Shares issued and outstanding ($0.0001 par value - 2 billion authorized)	697
Net asset value, offering price, and redemption price per share	$23.16

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.
The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     7

Statement of Operations
For the six-month period ended April 30, 2010 (unaudited), all dollars are rounded to thousands (000)

Quantitative
Large Cap
Growth Fund

INVESTMENT INCOME:
Dividends from unaffiliated investments	$227
Securities lending income	3

Total investment income	230

EXPENSES (note 3):
Investment advisory fees	40
Administration fees	35
Transfer agent fees	39
Custodian fees	2
Legal fees	3
Audit fees	1
Registration fees	47
Postage and printing fees	3
Directors’ fees	12
Other expenses	11
Distribution and shareholder servicing fees:
Class A	—

Total expenses	193)

Less: Fee waivers (note 3)	(134)

Total net expenses	59

Investment income — net	171

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS — NET (note 5)
Net realized gain on:
Investments	3,486)
Futures contracts	71
Net change in unrealized appreciation or depreciation of:
Investments	46
Futures contracts	33

Net gain on investments and futures contracts	3,636

Net increase in net assets resulting from operations	$3,807

The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     8

Statements of Changes In Net Assets     all dollars are rounded to thousands (000)

		Quantitative
		Large Cap
Growth Fund
	Six-Month Period Ended 4/30/10	Year Ended
	(unaudited)	10/31/09

OPERATIONS:
Investment income — net	$171	$60)
Net realized gain (loss) on:
Investments	3,486	(3,088)
Futures contracts	71	120
Net change in unrealized appreciation or depreciation of
Investments	46	6,093)
Futures contracts	33	(22)

Net increase in net assets resulting from operations	3,807	3,463

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income — net
Class A	(1)	—
Class C	—	—
Class R	—	—
Class Y	(361)	(151)

Total distributions	(362)	(151)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1	19
Reinvestment of distributions	1	—
Payments for redemptions	(61)	(18)

Increase (decrease) in net assets from Class A transactions	(59)	1

Class C:
Proceeds from sales	—	13)
Reinvestment of distributions	—	—
Payments for redemptions (note 3)	(29)	(2)

Increase (decrease) in net assets from Class C transactions	(29)	11

Class R:
Proceeds from sales	—	—
Reinvestment of distributions	—	—
Payments for redemptions	—	(4)

Increase (decrease) in net assets from Class R transactions	—	(4)

Class Y:
Proceeds from sales	272	5,095
Reinvestment of distributions	300	119
Payments for redemptions	(14,193)	(2,158)

Increase (decrease) in net assets from Class Y transactions	(13,621)	3,056

Increase (decrease) in net assets from capital share transactions	(13,709)	3,064

Total increase (decrease) in net assets	(10,264)	6,376

Net assets at beginning of period	26,422	20,046

Net assets at end of period	$16,158	$26,422

Undistributed net investment income at end of period	$78	$269

The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     9

Financial Highlights      For a share outstanding throughout the indicated periods

	Six-Month
Quantitative Large Cap Growth Fund[1]	Period Ended
Class A:	4/30/10[2]	10/31/09[3]	10/31/08[3]	10/31/07[4]

PER-SHARE DATA:

Net Asset Value, Beginning of Period	$20.29	$17.75	$27.51	$25.00
Net Investment Income	0.13	0.26	0.24	0.02
Realized and Unrealized Gains (Losses) on Investments	2.95	2.39	(9.58)	2.53

Total from Investment Operations	3.08	2.65	(9.34)	2.55
Distributions from Net Investment Income	(0.23)	(0.11)	(0.16)	(0.04)
Distributions from Net Realized Gains	—	—	(0.26)	—

Total Distributions	(0.23)	(0.11)	(0.42)	(0.04)
Net Asset Value, End of Period	$23.14	$20.29	$17.75	$27.51

RATIOS / SUPPLEMENTAL DATA:

Total return[5]	15.21%	15.09%	(34.41)%	10.22%
Net assets at end of period (000)	$14	$66	$56	$71
Ratio of expenses to average net assets	0.70%	0.70%	0.69%	0.70%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.46%	0.99%	0.23%

Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.71%	1.91%	2.89%	4.70%

Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	0.22%	0.25%	(1.21)%	(3.77)%
Portfolio Turnover Rate	54%	66%	161%	58%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	Commenced operations on July 31, 2007. All ratios for the period July 31, 2007 to October 31, 2007 have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
The accompanying notes are an integral part of the financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report       10

Financial Highlights     For a share outstanding throughout the indicated periods

	Six-Month
Quantitative Large Cap Growth Fund[1]	Period Ended
Class Y:	4/30/10[2]	10/31/09[3]	10/31/08[3]	10/31/07[4]

PER-SHARE DATA:

Net Asset Value, Beginning of Period	$20.33	$17.76	$27.52	$25.00
Net Investment Income	0.14	0.30	0.28	0.07
Realized and Unrealized Gains (Losses) on Investments	2.97	2.40	(9.57)	2.50

Total from Investment Operations	3.11	2.70	(9.29)	2.57
Distributions from Net Investment Income	(0.28)	(0.13)	(0.21)	(0.05)
Distributions from Net Realized Gains	—	—	(0.26)	—

Total Distributions	(0.28)	(0.13)	(0.47)	(0.05)

Net Asset Value, End of Period	$23.16	$20.33	$17.76	$27.52

RATIOS / SUPPLEMENTAL DATA:

Total Return[5]	15.35%	15.42%	(34.27)%	10.29%
Net Assets at End of Period (000)	$16,144	$26,330	$19,974	$7,725
Ratio of Expenses to Average Net Assets	0.45%	0.45%	0.44%	0.45%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.67%	1.23%	1.07%
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.46%	1.66%	2.64%	4.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	0.33%	0.46%	(0.97)%	(2.93)%
Portfolio Turnover Rate	54%	66%	161%	58%

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended April 30, 2010 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

[3]	For the period November 1 to October 31 in the fiscal year indicated.

[4]	Commenced operations on July 31, 2007. All ratios for the period July 31, 2007 to October 31, 2007 have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     11

Notes to Financial Statements     (unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)
1 >	Organization

Quantitative Large Cap Growth Fund (the “fund”) is a mutual fund offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of April 30, 2010, FAIF offered 38 funds, including the fund. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the fund’s board of directors to create additional funds in the future. The fund is a diversified open-end management investment company.

The fund currently issues Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. The fund has been closed to new investors since February 26, 2010. Prior to the close of business on March 25, 2010 and April 28, 2009, the fund also issued Class C and Class R Shares, respectively.

The fund’s prospectus provides descriptions of the fund’s investment objective, principal investment strategy, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the fund are as follows:

SECURITY VALUATIONS – Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, then the ask will be the closing price. If the last trade is below the bid, then the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates fair value.

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of April 30, 2010, Quantitative Large Cap Growth Fund held no internally fair valued securities.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     12

Notes to Financial Statements      (unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)
Generally accepted accounting principles (GAAP) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of April 30, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$15,813	$—	$—	$15,813
Short-Term Investments	230	125	—	355

Total Investments	$16,043	$125	$—	$16,168

Refer to the fund’s Schedule of Investments for further sector breakout.
As of April 30, 2010, the fund’s investments in other financial instruments* were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Equity Contracts	$11	$—	$—	$11

*	Other financial instruments include futures, which are valued at the unrealized appreciation (depreciation) on the instrument.
During the six-month period ended April 30, 2010, the fund held no Level 3 securities, therefore no reconciliation of Level 3 securities is presented.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are normally declared and paid annually by the fund. Distributions are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of the fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – The fund is treated as a separate taxable entity. The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of April 30, 2010, the fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open future contracts, proceeds from securities litigation, and the sale of real estate investment trust securities (“REITs”). To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the period in which the differences arise.

The character of distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. The distributions paid during the six-month period ended April 30, 2010 (estimated), and the fiscal year ended October 31, 2009, were as follows:

Ordinary Income

April 30, 2010	$362
October 31, 2009	151

FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     13

Notes to Financial Statements     (unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)
As of October 31, 2009, the fund’s most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed	Accumulated		Total
Ordinary	Capital and	Unrealized	Accumulated
Income	Post-October Losses	Appreciation	Deficit

$272	$(3,456)	$1,483	$(1,701)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and the amount of gain (loss) recognized for tax purposes due to mark-to-market adjustments on open futures contracts.

As of October 31, 2009, the fund had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

2016	$313
2017	3,143

Total	$3,456

DERIVATIVES – The fund may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The fund’s investment objective allows the fund to enter into stock index futures. Derivatives may contain various risk including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

FUTURES TRANSACTIONS – The fund is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, the fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed.

When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of April 30, 2010, Quantitative Large Cap Growth Fund had outstanding futures contracts as disclosed in its Schedule of Investments.

For the six-month period ended April 30, 2010, the quarterly average gross notional amount of the derivatives held by the fund was $589.

As of April 30, 2010, the fund’s fair values of derivative instruments categorized by risk exposure were classified as follows:

	Statement of Assets and
	Liabilities Location

Asset Derivatives

Equity Contracts	Receivables, Net Assets – Unrealized Appreciation*	$11

Balance as of April 30, 2010		$11

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the fund’s Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six-month period ended April 30, 2010:

Amount of realized gain on derivatives recognized in income:

Futures

Equity Contracts	$71

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Futures

Equity Contracts	$32

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the fund’s board of directors as reflecting fair value. The fund intends to invest no more than
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     14

Notes to Financial Statements     (unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)
15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the fund’s board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the fund’s board of directors. At April 30, 2010, Quantitative Large Cap Growth Fund held no investments in illiquid securities.

SECURITIES LENDING – In order to generate additional income, the fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund’s policy is to receive collateral from the borrower in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

U.S. Bank National Association (“U.S. Bank”), the parent company of the fund’s advisor, serves as the securities lending agent for the fund in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees of up to 25% of each fund’s net income from securities lending transactions and pays half of such fees to FAF Advisors for certain securities lending services provided by FAF Advisors. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets. Securities lending fees paid to U.S. Bank by the fund for the six-month period ended April 30, 2010, was $1*.

*	Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.
SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities no longer included in the portfolio is recorded as an adjustment to realized gains or losses. The fund did not have any adjustments made for the six-month period ended April 30, 2010.

EXPENSES – Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the fund, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. The fund did not have any interfund lending transactions during the six-month period ended April 30, 2010.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.
EVENTS SUBSEQUENT TO FISCAL YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to April 30, 2010, through the date of issuance of the fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the fund’s financial statements.
3 >	Fees and Expenses
INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages the fund’s assets and furnishes related
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND   2010 Semiannual Report     15

Notes to Financial Statements      (unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)
office facilities, equipment, research, and personnel. The Agreement requires the fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee is 0.30% for Quantitative Large Cap Growth Fund. FAF Advisors has agreed to contractually waive fees and reimburse other fund expenses through February 28, 2011, so that total annual fund operating expenses, excluding indirect fees and expenses incurred through investment in exchange traded funds and other investment companies, as a percentage of average daily net assets, do not exceed 0.70% and 0.45% for Class A and Class Y, respectively.
The fund may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statement of Operations.
ADMINISTRATION FEES – FAF Advisors serves as the fund’s administrator pursuant to an administration agreement between FAF Advisors and the fund. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the fund. These services include various legal, oversight, administrative, and accounting services. The fund pays FAF Advisors administration fees, which are calculated daily and paid monthly, equal to the fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the fund may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.
TRANSFER AGENT FEES – USBFS serves as the fund’s transfer agent pursuant to a transfer agent agreement with FAIF. The fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to the fund based upon the number of accounts within that fund. In addition to these fees, the fund may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.
CUSTODIAN FEES – U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with FAIF. The custodian fee charged for the fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.
Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which will increase the fund’s custodian expenses. For the six-month period ended April 30, 2010, custodian fees for Quantitative Large Cap Growth Fund were increased by $1 as a result of overdrafts and were not decreased as a result of interest earned.
DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the fund pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by the fund under rule 12b-1 of the Investment Company Act, the fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares. Class Y shares pay no distribution or shareholder servicing fees. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.
Under the distribution and shareholder servicing agreement, $0* were retained by affiliates of FAF Advisors for the six-month period ended April 30, 2010.

*	Due to the presentation of the financial statements in thousands, this number rounds to zero.
OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, the fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended April 30, 2010, legal fees and expenses of $3 were paid to a law firm of which an Assistant Secretary of the fund is a partner.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     16

Notes to Financial Statements     (unaudited as to April 30, 2010), all dollars and shares are rounded to thousands (000)
CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.
For the six-month period ended April 30, 2010, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the fund’s shares was $0*.

*	Due to the presentation of the financial statements in thousands, this number rounds to zero.
4 >	Capital Share Transactions
FAIF has 372 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the fund were as follows:

	Six-Month	Fiscal Year
	Period Ended	Ended
	4/30/10	10/31/09

Class A:
Shares issued	—
Shares issued in lieu of cash distributions	—	1

Shares redeemed	(2)	—

Total Class A transactions	(2)	(1)

Class C:		—

Shares issued	—

Shares issued in lieu of cash distributions	—	—

Shares redeemed	(1)	—

Total Class C transactions	(1)	—

Class Y:		—

Shares issued	12

Shares issued in lieu of cash distributions	14	283

Shares redeemed	(624)	7

Total Class Y transactions	(598)	(119)

Net increase (decrease) in capital shares	(601)	171

5 >	Investment Security Transactions
During the six-month period ended April 30, 2010, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Purchases	$13,289
Sales	26,548
6 >	Sector Risk
Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. As of April 30, 2010, Quantitative Large Cap Growth Fund had a significant portion of its assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole.
7 >	Indemnifications
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8 >	New Accounting Pronouncement
On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standards Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009; however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to financial statements.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     17

Notice to Shareholders     April 30, 2010 (unaudited)
HOW TO OBTAIN A COPY OF THE PORTFOLIO’S PROXY VOTING POLICIES AND PROXY VOTING RECORD
A description of the policies and procedures the fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities, is available without charge upon request by calling 612-303-3447 and on the U.S. Securities and Exchange Commission’s website at www.sec.gov.
FORM N-Q HOLDINGS INFORMATION
The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Form N-Q holdings are available without charge (1) upon request by calling 612-303-3447 and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.
QUARTERLY PORTFOLIO HOLDINGS
The fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     18

Board of Directors      First American Investment Funds, Inc.
Virginia Stringer
Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.
Benjamin Field III
Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.
Roger Gibson
Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.
Victoria Herget
Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company; former
Managing Director of Zurich Scudder Investments
John Kayser
Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC
Leonard Kedrowski
Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.
Richard Riederer
Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.
Joseph Strauss
Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company
James Wade
Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes
First American Investment Funds’ Board of Directors is comprised entirely of independent directors.
FIRST AMERICAN FUNDS QUANTITATIVE LARGE CAP GROWTH FUND 2010 Semiannual Report     19

Item 2—Code of Ethics
Not applicable to the semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to the semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to the semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: June 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: June 24, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: June 24, 2010